REGISTRATION STATEMENT NO.333-101778
                                                                       811-21262
================================================================================




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10

                                 --------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                                  One Cityplace
                        Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                            -------------------------

                                 Marie C. Swift
                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

[X]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]     on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ]     __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]     on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                                     PART A
                                   PROSPECTUS

The purpose of this filing to the Registration Statement, File Number 333-101778 as amended by Post Effective Amendment No. 8 on April 21, 2005, is to add (i) a Prospectus Supplement which describes a new funding option to the Scudder Advocate Rewards variable annuity contracts described in the Registration Statement and (ii) a Prospectus Supplement describing certain events that occurred in connection with the acquisition of the Depositor on July 1, 2005. The prospectuses included in the aforementioned filing are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment No. 9 does not amend or delete any other part of this Registration Statement.

                                      SUPPLEMENT DATED SEPTEMBER 19, 2005 TO THE
               FOLLOWING VARIABLE ANNUITY CONTRACT PROSPECTUS DATED MAY 2, 2005:

                                                SCUDDER ADVOCATE REWARDS ANNUITY


THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT INCONSISTENT THEREWITH, REPLACES INFORMATION IN THE VARIABLE ANNUITY CONTRACT PROSPECTUS LISTED ABOVE. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

This prospectus supplement provides information about the following changes affecting the contracts described by the prospectus listed above:

     1. On or about September 19, 2005, the Underlying Fund called SVS Index 500 Portfolio will be merged into the Scudder VIT Equity 500 Index Fund, a different fund that has not been previously available through the contracts; and

     2. The Scudder Aggressive Growth Portfolio is being renamed, and its investment objective and strategies are being revised.

SVS INDEX 500 PORTFOLIO MERGER

Effective on or about September 19, 2005, under a plan of reorganization initiated by Deutsche Asset Management ("DeAM"), the Underlying Fund called SVS Index 500 Portfolio will be merged into Scudder VIT Equity 500 Index Fund, a different fund that has not been previously available through the contracts described by the prospectus listed above. In connection with this transaction, DeAM solicited voting instructions from contractholders who had amounts allocated to the SVS Index 500 Portfolio as of the record date for the proxy solicitation and, as a result, you may have received the Prospectus/Proxy Statement describing the merger.

Effective with the merger, the SVS Index 500 Portfolio is no longer available. As of the merger, all references in the prospectus to the SVS Index 500 Portfolio relate to the portfolio prior to the merger and are otherwise deleted.

Additionally, the following new information is hereby added to the prospectus listed above, effective September 16, 2005:

     1. The reference to Scudder Investment VIT Funds listed on the first page of the prospectus in the listing of Variable Funding Options is deleted and replaced with the following:

          SCUDDER INVESTMENTS VIT FUNDS
                  Scudder Real Estate Securities Portfolio-Class B Scudder VIT Equity 500 Index Fund-Class B2

     2. The subsection of the Fee Table entitled "Minimum and Maximum Total Annual Fund Operating Expenses" is hereby deleted and replaced with the following:


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                      MINIMUM        MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses.                                              0.66%           1.88%

     3. The Underlying Fund Fees and Expenses table subsection of the Fee Table is supplemented as follows:

                                         DISTRIBUTION               TOTAL     CONTRACTUAL FEE   NET TOTAL
                                            AND/OR                  ANNUAL        WAIVER         ANNUAL
                            MANAGEMENT      SERVICE      OTHER     OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND:               FEE       (12b-1) FEES   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
SCUDDER INVESTMENTS
VIT FUND
Scudder VIT Equity 500
Index Fund-Class B2           0.20%          0.25%       0.21%(1)    0.66%           -            0.66%
------------------------  -------------- ------------- ----------- ---------- --------------- -------------

(1) Includes a subrecordkeeping fee of up to 0.15%. Estimated since no Class B2 shares were issued as of the fund's fiscal year end.


     4. The examples shown in the "Examples" subsection of the Fee Table are hereby deleted and replaced with the following:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies).
--------------------------------------------------------------------------------

                                                                          If Contract is NOT surrendered
                                      If Contract is surrendered at        or annuitized at the end of
                                         the end of period shown:                 period shown:
                                     ---------------------------------   ---------------------------------
                                      1         3         5       10      1         3         5       10
FUNDING OPTION                       YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
----------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      1301      2303      3105     5009    501      1503      2505    5009

Underlying Fund with Minimum
Total Annual Operating Expenses      1181      1958      2554     4029    381      1158      1954    4029


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit I ("GMWB I") (assuming the current 0.40% charge applies).
--------------------------------------------------------------------------------

                                                                          If Contract is NOT surrendered
                                      If Contract is surrendered at        or annuitized at the end of
                                         the end of period shown:                 period shown:
                                     ---------------------------------   ---------------------------------
                                      1         3         5       10      1         3         5       10
FUNDING OPTION                       YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
----------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      1242      2135      2839     4544    442      1335      2239    4544

Underlying Fund with Minimum
Total Annual Operating Expenses      1122      1784      2270     3496    322       984      1670    3496

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit I Plus ("GMWB I Plus") (assuming the current 0.55% charge applies).
--------------------------------------------------------------------------------

                                                                          If Contract is NOT surrendered
                                      If Contract is surrendered at        or annuitized at the end of
                                         the end of period shown:                 period shown:
                                     ---------------------------------   ---------------------------------
                                      1         3         5       10      1         3         5       10
FUNDING OPTION                       YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
----------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      1257     2178      2906     4663     457      1378      2306    4663

Underlying Fund with Minimum
Total Annual Operating Expenses      1137     1828      2342     3633     337      1028      1742    3633


EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).
--------------------------------------------------------------------------------

                                                                          If Contract is NOT surrendered
                                      If Contract is surrendered at        or annuitized at the end of
                                         the end of period shown:                 period shown:
                                     ---------------------------------   ---------------------------------
                                      1         3         5       10      1         3         5       10
FUNDING OPTION                       YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
----------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      1252     2163       2884     4623    452      1363      2284    4623

Underlying Fund with Minimum
Total Annual Operating Expenses      1132     1813       2318     3587    332      1013      1718    3587


EXAMPLE 5 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II Plus ("GMWB II Plus ") (assuming the current 0.65% charge applies).
--------------------------------------------------------------------------------

                                                                          If Contract is NOT surrendered
                                      If Contract is surrendered at        or annuitized at the end of
                                         the end of period shown:                 period shown:
                                     ---------------------------------   ---------------------------------
                                      1         3         5       10      1         3         5       10
FUNDING OPTION                       YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
----------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      1267      2206      2951     4742    467      1406      2351    4742

Underlying Fund with Minimum
Total Annual Operating Expenses      1147      1857      2389     3722    347      1057      1789    3722

EXAMPLE 6 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).
--------------------------------------------------------------------------------

                                                                          If Contract is NOT surrendered
                                      If Contract is surrendered at        or annuitized at the end of
                                         the end of period shown:                 period shown:
                                     ---------------------------------   ---------------------------------
                                      1         3         5       10      1         3         5       10
FUNDING OPTION                       YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
----------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      1228      2093      2771     4422    428      1293      2171    4422

Underlying Fund with Minimum
Total Annual Operating Expenses      1107      1740      2197     3357    307       940      1597    3357



EXAMPLE 7 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.
--------------------------------------------------------------------------------

                                                                          If Contract is NOT surrendered
                                      If Contract is surrendered at        or annuitized at the end of
                                         the end of period shown:                 period shown:
                                     ---------------------------------   ---------------------------------
                                      1         3         5       10      1         3         5       10
FUNDING OPTION                       YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
----------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      1242      2135      2839     4544    442      1335      2239    4544

Underlying Fund with Minimum
Total Annual Operating Expenses      1122      1784      2270     3496    322      984       1670    3496



     5. The following information is added to the listing of the Underlying Funds, their investment objectives and investment advisers located in the subsection entitled "The Variable Funding Options":


-------------------------------------------------------------------------------------------------------------------
                                                                                           INVESTMENT
           FUNDING OPTION                      INVESTMENT OBJECTIVE                      ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
   Scudder VIT Equity 500 Index      Seeks to replicate, as closely as          Deutsche Asset Management, Inc.
     Fund-Class B2                   possible, before the deduction of          Subadvisor: Northern Trust
                                     expenses, the performance of the S&P 500   Investments, N.A.
                                     Index, which emphasizes stocks of large
                                     US companies. It does this by investing,
                                     under normal circumstances, at least 80%
                                     of its total assets, in stocks of
                                     companies included in the S&P 500 Index
                                     and in derivative instruments, such as
                                     futures contracts and options that
                                     provide exposure to the stocks of
                                     companies in the S&P 500 Index.
-------------------------------------------------------------------------------------------------------------------

CHANGES TO SCUDDER AGGRESSIVE GROWTH PORTFOLIO

Effective October 28, 2005, the Underlying Fund called Scudder Aggressive Growth Portfolio will change its name to Scudder Mid Cap Growth Portfolio. As a result, as of October 28, 2005, all references in the prospectus to the Scudder Aggressive Growth Portfolio-Class B shall mean Scudder Mid Cap Growth Portfolio-Class B.

Effective October 28, 2005, the following replaces the information about the Scudder Aggressive Growth Portfolio that appears in listing of the Underlying Funds, their investment objectives and investment advisers located in the subsection of the Fee Table entitled "The Variable Funding Options".

-------------------------------------------------------------------------------------------------------------------
                                                                                           INVESTMENT
           FUNDING OPTION                      INVESTMENT OBJECTIVE                      ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
   Scudder Mid Cap Growth             Seeks long-term capital growth.  It does     Deutsche Asset Management, Inc.
     Portfolio- Class B               this by investing, under normal
                                      circumstances, at least 80% of its net
                                      assets, plus the amount of any borrowings
                                      for investment purposes, determined at the
                                      time of purchase, in companies with market
                                      capitalizations within the market
                                      capitalization range of the Russell Mid
                                      Cap Growth Index or securities with equity
                                      characteristics that provide exposure to
                                      those companies.
--------------------------------------------------------------------------------------------------------------------





September, 2005                                                          L-24542

                                           SUPPLEMENT DATED JULY 15, 2005 TO THE
                                     VARIABLE CONTRACT PROSPECTUSES LISTED BELOW

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus and statement of additional information. Please retain this supplement for future reference.

On July 1, 2005, Citigroup Inc. completed the sale of its life and annuity businesses to MetLife, Inc. The sale included The Travelers Insurance Company ("TIC") and The Travelers Life and Annuity Company ("TLAC"), the insurance companies that issue the variable contract described in your prospectus. The sale also included TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract. Also as part of the transaction, TIC distributed its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc.

As a result of the transaction, please note the following:

TIC and TLAC are now wholly-owned subsidiaries of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

TIC and TLAC are no longer affiliates of Citigroup, Inc., Citicorp Investment Services, Inc. ("CIS"), Citigroup Global Markets, Inc. ("Smith Barney"), or PFS Investments, Inc. ("Primerica"). All references in the prospectus to these entities being affiliates of TIC or TLAC are deleted.

MetLife, Inc. and Citigroup Inc. have entered into a Distribution Agreement under which TIC and TLAC have the right to continue to provide life and annuity products to any distributor affiliated with Citigroup, Inc. on a non-exclusive basis for ten years following the transaction. This right may be on an exclusive basis for the first five years, if TIC and TLAC had exclusive rights to provide products to that distributor prior to the transaction. The Distribution Agreement also provides for additional rights and opportunities to distribute other life and annuity products through the Citigroup distribution network.

TIC and TLAC have entered into a five-year agreement with certain affiliates of Citigroup, Inc. relating to the use of mutual funds advised by a Citigroup affiliate in variable contracts offered by TIC and TLAC. During the term of this agreement, TIC and TLAC, subject to their fiduciary and other legal duties, generally are obligated in the first instance to consider funds advised by Citigroup affiliates in seeking to make a substitution for a fund advised by a Citigroup affiliate.

The agreement also obligates Citigroup affiliates to continue on their current terms certain arrangements under which TIC and TLAC and Travelers Distribution LLC ("TDLLC") receive payments in connection with their provision of administrative, marketing or other support services to the funds advised or subadvised by Citigroup affiliates. More information concerning these arrangements generally, which are similar to arrangements TIC and TLAC and TDLLC have with other fund families, is provided in the prospectus under "Administrative, Marketing and Support Service Fees." The agreement between MetLife, Inc. and Citigroup Inc. further provides that any modification of such arrangements, subject to the parties' fiduciary and other legal duties, shall be on market terms.

The following portfolios of Travelers Series Fund Inc. have been reorganized into portfolios of The Travelers Series Trust pursuant to a vote of shareholders of each portfolio: AIM Capital Appreciation portfolio, MFS Total Return portfolio, Pioneer Strategic Income portfolio, Salomon Brothers Strategic Total Return Bond portfolio, Strategic Equity portfolio, Travelers Managed Income portfolio and Van Kampen Enterprise portfolio. Any references in your prospectus to these portfolios being a portfolio of Travelers Series Fund Inc. is replaced with The Travelers Series Trust.

The Social Awareness Stock portfolio of The Travelers Series Trust has been reorganized into a portfolio of Travelers Series Fund Inc. pursuant to a vote of shareholders. Any references in your prospectus to this portfolio being a portfolio of The Travelers Series Trust is replaced with Travelers Series Fund Inc.

The Net Total Annual Operating Expenses for each reorganized portfolio remains the same following the reorganization.

For each of the following Funding Options that may be available under your variable contract and are advised by Travelers Asset Management International Company LLC ("TAMIC"), Salomon Brothers Asset Management Inc. has been approved as a subadviser: Travelers Quality Bond Portfolio, Money Market Portfolio, Managed Assets Trust, High Yield Bond Trust, U.S. Government Securities Portfolio, Convertible Securities Portfolio, Zero Coupon Bond Fund Portfolio (Series 2005), The Travelers Money Market Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, and Travelers Managed Income Portfolio.

The transaction does not affect the terms or conditions of your variable contract, and TIC or TLAC remain fully responsible for their respective contractual obligations to variable contract owners.

TIC and TLAC have filed a report on Form 8-K with additional information about the transaction. The filing can be found at the SEC's Internet website at http://www.sec.gov.

SUPPLEMENT TO THE FOLLOWING VARIABLE CONTRACT PROSPECTUSES DATED MAY 2, 2005:
TRAVELERS LIFE & ANNUITY ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY
TRAVELERS PREMIER ADVISERS -- ASSET MANAGER ANNUITY
GOLD TRACK ANNUITY
GOLD TRACK SELECT ANNUITY

TRAVELERS INDEX ANNUITY
TRAVELERS MARQUIS PORTFOLIOS ANNUITY
TRAVELERS PROTECTED EQUITY PORTFOLIO ANNUITY
PIONEER ANNUISTAR ANNUITY
PIONEER ANNUISTAR FLEX ANNUITY
PIONEER ANNUISTAR PLUS ANNUITY
PIONEER ANNUISTAR VALUE ANNUITY
PORTFOLIO ARCHITECT ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY
TRAVELERS PORTFOLIO ARCHITECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT 3 ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT II ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT SELECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
TRAVELERS PREMIER ADVISERS ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS II ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY
SCUDDER ADVOCATE ADVISOR ANNUITY
SCUDDER ADVOCATE REWARDS ANNUITY
SCUDDER ADVOCATE ADVISOR ST-1 ANNUITY
TRAVELERS RETIREMENT ACCOUNT ANNUITY
UNIVERSAL ANNUITY TRAVELERS VINTAGE ANNUITY
TRAVELERS VINTAGE 3 ANNUITY
VINTAGE ACCESS ANNUITY
TRAVELERS VINTAGE II ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE II (SERIES II) ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE L ANNUITY
TRAVELERS VINTAGE XTRA ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY
UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
TRAVELERS RETIREMENT PERSPECTIVES ("TRP")
TRAVELERS VARIABLE LIFE ACCUMULATOR
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 2)
TRAVELERS CORPORATE BENEFIT LIFE
INVEST
MARKET LIFE
TRAVELERS PORTFOLIO ARCHITECT LIFE
TRAVELERS VARIABLE LIFE
VINTAGE LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE II

THE TRAVELERS GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL AGGRESSIVE STOCK ACCOUNT VARIABLE ANNUITIES
TACTICAL GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 3)
UNIVERSAL ANNUITY ADVANTAGE
UNIVERSAL SELECT ANNUITY
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE- SERIES 2 TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000
TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV TRAVELERS LIFE & ANNUITY CORPORATE SELECT


L-24522                                                               July, 2005

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

      MAY 2, 2005, AS SUPPLEMENTED ON JULY 15, 2005 AND SEPTEMBER 19, 2005

                                       FOR

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 2, 2005, and any supplements thereto. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling
(800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY......................................................    2
PRINCIPAL UNDERWRITER......................................................    3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..........................    3
VALUATION OF ASSETS........................................................    3
FEDERAL TAX CONSIDERATIONS.................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................    8
CONDENSED FINANCIAL INFORMATION............................................   10
FINANCIAL STATEMENTS.......................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o    The Travelers Insurance Company ("TIC")
     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TIC Separate Account Eleven for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

      UNDERWRITING COMMISSIONS PAID TO TDLLC  AMOUNT OF UNDERWRITING COMMISSIONS
YEAR              BY THE COMPANY                       RETAINED BY TDLLC
----  --------------------------------------  ----------------------------------
2004                $ 132,410                                 $ 0
2003                $  73,223                                 $ 0
2002                $  88,393                                 $ 0

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses
                (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age
59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent registered public accounting firm to examine and report on the account's financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Eleven for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.993           0.987               1,116,721
                                                               2003        1.000           0.993                  35,690

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.224           1.280                 339,421
                                                               2003        1.000           1.224                   6,871

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.243           1.388                 313,845
                                                               2003        1.000           1.243                   4,473

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.215           1.325                 546,408
                                                               2003        1.000           1.215                   2,381

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.334           1.462                 329,200
                                                               2003        1.000           1.334                   7,956

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.337           1.558                 493,997
                                                               2003        1.000           1.337                  66,608

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.255           1.343                 275,915
                                                               2003        1.000           1.255                  15,082

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.232           1.291                 630,486
                                                               2003        1.000           1.232                  64,877

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.412           1.650                 220,980
                                                               2003        1.000           1.412                  55,256

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.995           1.008                 552,237
                                                               2003        1.000           0.995                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.109           1.140                 254,318
                                                               2003        1.000           1.109                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.509           1.760                 109,699
                                                               2003        1.000           1.509                      71

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.204           1.373                 492,774
                                                               2003        1.000           1.204                  18,295

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.282           1.490                  17,995
                                                               2003        1.000           1.282                   3,595

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.211           1.321                 532,036
                                                               2003        1.000           1.211                  64,776

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.153           1.205                  70,236
                                                               2003        1.000           1.153                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.151           1.220                 732,713
                                                               2003        1.000           1.151                  92,962

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.288           1.500                  59,613
                                                               2003        1.000           1.288                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.322           1.583                 398,087
                                                               2003        1.000           1.322                  60,324

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.021           1.094                  48,545

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.970           1.000                  22,256

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.070           1.072                  65,806

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.260           1.677                 400,846
                                                               2003        1.000           1.260                   5,240

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.353           1.595                 144,559
                                                               2003        1.000           1.353                  62,274

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.284           1.429                  24,898
                                                               2003        1.000           1.284                   4,304

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.088           1.176                 574,254
                                                               2003        1.000           1.088                     195

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.190           1.304                  92,974
                                                               2003        1.000           1.190                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.114           1.188                  85,963
                                                               2003        1.000           1.114                   2,221

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.993           0.986                      --
                                                               2003        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.224           1.278                  21,268
                                                               2003        1.000           1.224                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.243           1.387                  57,583
                                                               2003        1.000           1.243                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.214           1.324                  38,579
                                                               2003        1.000           1.214                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.333           1.460                      --
                                                               2003        1.000           1.333                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.556                  36,194
                                                               2003        1.000           1.336                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.255           1.341                     788
                                                               2003        1.000           1.255                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.231           1.290                  52,911
                                                               2003        1.000           1.231                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.411           1.649                  48,490
                                                               2003        1.000           1.411                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.994           1.007                   4,411
                                                               2003        1.000           0.994                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.109           1.139                      --
                                                               2003        1.000           1.109                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.508           1.759                   6,377
                                                               2003        1.000           1.508                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.203           1.372                      --
                                                               2003        1.000           1.203                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.281           1.488                      --
                                                               2003        1.000           1.281                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.211           1.320                  42,109
                                                               2003        1.000           1.211                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.152           1.204                      --
                                                               2003        1.000           1.152                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.151           1.219                  33,712
                                                               2003        1.000           1.151                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.288           1.499                      --
                                                               2003        1.000           1.288                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.322           1.582                   6,949
                                                               2003        1.000           1.322                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.021           1.094                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.970           1.000                  13,548

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.070           1.072                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.259           1.675                  28,482
                                                               2003        1.000           1.259                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.353           1.594                  35,275
                                                               2003        1.000           1.353                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.283           1.428                  27,133
                                                               2003        1.000           1.283                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.088           1.175                  26,542
                                                               2003        1.000           1.088                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.190           1.303                      --
                                                               2003        1.000           1.190                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.113           1.187                   3,777
                                                               2003        1.000           1.113                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.992           0.983                 747,359
                                                               2003        1.000           0.992                   1,126

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.222           1.275                 113,134
                                                               2003        1.000           1.222                     456

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.241           1.383                  18,458
                                                               2003        1.000           1.241                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.213           1.321                 265,890
                                                               2003        1.000           1.213                   3,132

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.332           1.457                 111,766
                                                               2003        1.000           1.332                     208

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.553                 187,836
                                                               2003        1.000           1.335                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.254           1.338                 193,252
                                                               2003        1.000           1.254                     278

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.230           1.287                  60,448
                                                               2003        1.000           1.230                   1,559

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.410           1.645                  61,081
                                                               2003        1.000           1.410                   1,383

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.993           1.004                 647,590
                                                               2003        1.000           0.993                     983

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.108           1.137                 445,403
                                                               2003        1.000           1.108                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.507           1.754                  44,631
                                                               2003        1.000           1.507                     469

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.202           1.369                 298,133
                                                               2003        1.000           1.202                   1,599

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.485                      --
                                                               2003        1.000           1.280                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.210           1.317                 116,457
                                                               2003        1.000           1.210                     520

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.151           1.201                  57,772
                                                               2003        1.000           1.151                     243

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.150           1.216                 164,624
                                                               2003        1.000           1.150                   1,922

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.287           1.495                      --
                                                               2003        1.000           1.287                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.321           1.578                 318,854
                                                               2003        1.000           1.321                   1,767

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.092                 147,395

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.970           0.999                  20,554

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.071                  52,237

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.258           1.671                  69,039
                                                               2003        1.000           1.258                   1,385

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.352           1.590                  36,326
                                                               2003        1.000           1.352                   3,132

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.282           1.424                      --
                                                               2003        1.000           1.282                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.087           1.172                 195,674
                                                               2003        1.000           1.087                   3,422

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.189           1.299                  93,668
                                                               2003        1.000           1.189                     964

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.112           1.184                  46,341
                                                               2003        1.000           1.112                   1,709

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,734,183
                                                               2003        1.000           0.992                 209,193

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.222           1.274                 530,535
                                                               2003        1.000           1.222                  27,451

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.241           1.382                 232,067
                                                               2003        1.000           1.241                  74,814

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.213           1.320               1,091,587
                                                               2003        1.000           1.213                  24,924

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.331           1.455                 381,020
                                                               2003        1.000           1.331                  88,557

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.334           1.551                 868,465
                                                               2003        1.000           1.334                 104,988

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.253           1.337                 674,582
                                                               2003        1.000           1.253                  85,642

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.230           1.286                 388,699
                                                               2003        1.000           1.230                   6,651

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.409           1.643                 628,049
                                                               2003        1.000           1.409                  43,123

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.993           1.003                 773,884
                                                               2003        1.000           0.993                  14,909

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.107           1.135                 174,655
                                                               2003        1.000           1.107                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.506           1.753                 352,234
                                                               2003        1.000           1.506                  34,133

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.202           1.367                 623,014
                                                               2003        1.000           1.202                  14,010

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.483                  42,883
                                                               2003        1.000           1.280                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.209           1.316                 977,147
                                                               2003        1.000           1.209                 223,615

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.151           1.200                 142,373
                                                               2003        1.000           1.151                  44,909

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.149           1.215               1,130,615
                                                               2003        1.000           1.149                 132,252

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.286           1.494                 120,375
                                                               2003        1.000           1.286                   7,263

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.320           1.576                 653,352
                                                               2003        1.000           1.320                  67,885

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.092                 273,641

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.970           0.998                 174,350

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.070                 203,469

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.258           1.670                 426,758
                                                               2003        1.000           1.258                  81,414

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.351           1.588                 343,651
                                                               2003        1.000           1.351                  34,490

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.282           1.423                  51,725
                                                               2003        1.000           1.282                  11,543

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.086           1.171               1,544,395
                                                               2003        1.000           1.086                 141,425

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.188           1.298                 687,784
                                                               2003        1.000           1.188                  44,779

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.112           1.183                 233,520
                                                               2003        1.000           1.112                  68,443

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.996                  57,824

AIM Variable Insurance Funds, Inc.

   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.056                   2,150

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.000           1.067                  11,497

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.074                   7,647

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.000           1.087                   4,567

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.158                  40,221

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.054                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.000           1.049                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.171                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.034                   7,806

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.000           1.028                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.297                     956

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.127                   6,284

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.179                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.000           1.092                   4,932

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.083                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.000           1.087                   8,025

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.172                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.146                  13,629

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.072                   5,316

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        1.000           0.994                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.012                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.310                   7,106

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.156                   8,047

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.110                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.100                  20,455

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.000           1.088                   3,900

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.000           1.055                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.991           0.980               1,392,585
                                                               2003        1.000           0.991                  72,439

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.221           1.271                 593,713
                                                               2003        1.000           1.221                  25,355

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.240           1.379                 276,314
                                                               2003        1.000           1.240                  73,780

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.211           1.317               1,169,969
                                                               2003        1.000           1.211                  21,619

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.330           1.452                 496,425
                                                               2003        1.000           1.330                  17,078

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.547                 840,583
                                                               2003        1.000           1.333                  14,359

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.334                 548,972
                                                               2003        1.000           1.252                  33,415

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.229           1.283                 335,647
                                                               2003        1.000           1.229                  74,549

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.408           1.639                 391,043
                                                               2003        1.000           1.408                  20,711

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.992           1.001                 399,575
                                                               2003        1.000           0.992                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.106           1.133                 867,663
                                                               2003        1.000           1.106                  84,158

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.505           1.748                 362,843
                                                               2003        1.000           1.505                   9,952

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.201           1.364                 363,631
                                                               2003        1.000           1.201                  44,867

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.480                  73,687
                                                               2003        1.000           1.278                  15,488

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.208           1.312                 859,224
                                                               2003        1.000           1.208                  27,860

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.149           1.197                 147,916
                                                               2003        1.000           1.149                  15,157

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.148           1.212               1,035,150
                                                               2003        1.000           1.148                  81,714

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.285           1.490                  54,321
                                                               2003        1.000           1.285                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.319           1.572                 335,227
                                                               2003        1.000           1.319                  70,089

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.091                 342,123

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.997                  44,401

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.069                  97,313

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.256           1.666                 229,417
                                                               2003        1.000           1.256                     347

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.350           1.585                 182,954
                                                               2003        1.000           1.350                  78,883

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.281           1.420                  60,591
                                                               2003        1.000           1.281                     165

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.085           1.169               1,077,272
                                                               2003        1.000           1.085                 120,462

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.187           1.295                 647,886
                                                               2003        1.000           1.187                  15,432

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.111           1.180                 237,362
                                                               2003        1.000           1.111                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.990           0.979                      --
                                                               2003        1.000           0.990                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.220           1.270                      --
                                                               2003        1.000           1.220                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.239           1.378                  12,234
                                                               2003        1.000           1.239                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.211           1.316                  24,237
                                                               2003        1.000           1.211                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.330           1.451                     817
                                                               2003        1.000           1.330                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  58,808
                                                               2003        1.000           1.333                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.333                  29,073
                                                               2003        1.000           1.252                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.228           1.281                  28,846
                                                               2003        1.000           1.228                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.407           1.638                  25,245
                                                               2003        1.000           1.407                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.991           1.000                   3,517
                                                               2003        1.000           0.991                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.106           1.132                      --
                                                               2003        1.000           1.106                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.504           1.747                   7,982
                                                               2003        1.000           1.504                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.200           1.363                   2,634
                                                               2003        1.000           1.200                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.478                      --
                                                               2003        1.000           1.278                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.208           1.311                  27,379
                                                               2003        1.000           1.208                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.149           1.196                      --
                                                               2003        1.000           1.149                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.148           1.211                  31,242
                                                               2003        1.000           1.148                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.284           1.489                  14,869
                                                               2003        1.000           1.284                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.318           1.571                   7,542
                                                               2003        1.000           1.318                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.090                   1,092

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.997                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.256           1.664                      --
                                                               2003        1.000           1.256                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.349           1.583                   5,915
                                                               2003        1.000           1.349                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.280           1.418                      --
                                                               2003        1.000           1.280                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.085           1.167                  15,302
                                                               2003        1.000           1.085                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.187           1.294                      --
                                                               2003        1.000           1.187                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.110           1.179                      --
                                                               2003        1.000           1.110                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.992           0.980                      --
                                                               2003        0.998           0.992                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.150           1.196                     959
                                                               2003        1.091           1.150                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.125           1.250                     923
                                                               2003        1.017           1.125                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.149           1.248                   1,848
                                                               2003        1.019           1.149                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.221           1.332                      --
                                                               2003        1.163           1.221                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.215           1.409                  35,367
                                                               2003        1.106           1.215                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.148           1.222                      --
                                                               2003        1.090           1.148                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.151           1.200                     955
                                                               2003        1.082           1.151                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.265           1.472                   1,564
                                                               2003        1.030           1.265                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.982           0.990                   2,326
                                                               2003        0.971           0.982                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.044           1.068                      --
                                                               2003        1.005           1.044                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.372           1.593                      --
                                                               2003        1.157           1.372                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.111           1.261                      --
                                                               2003        1.034           1.111                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.193           1.379                      --
                                                               2003        1.025           1.193                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.131           1.227                      --
                                                               2003        1.004           1.131                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.086           1.129                      --
                                                               2003        1.060           1.086                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.081           1.139                      --
                                                               2003        0.993           1.081                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.197           1.387                      --
                                                               2003        1.066           1.197                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.200           1.430                   1,619
                                                               2003        1.080           1.200                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.090                   2,106

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.996                   1,156

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.068                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.211           1.603                      --
                                                               2003        1.050           1.211                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.207           1.416                      --
                                                               2003        1.118           1.207                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.173           1.299                      --
                                                               2003        1.049           1.173                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.044           1.123                   3,074
                                                               2003        0.987           1.044                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.119           1.219                      --
                                                               2003        1.039           1.119                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.052           1.117                   3,088
                                                               2003        0.972           1.052                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.991                      --


   AIM Variable Insurance Funds, Inc.

   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.062                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.000           1.101                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.088                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.000           1.107                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.153                   2,400

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.037                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.000           1.065                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.165                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           0.992                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.000           1.020                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.142                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.132                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.192                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.000           1.103                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.060                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.000           1.031                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.180                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.170                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.089                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.996                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.068                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.240                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.137                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.089                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.058                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.000           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.000           1.044                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.989           0.977               1,517,985
                                                               2003        1.000           0.989                 212,768

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.219           1.267                 231,839
                                                               2003        1.000           1.219                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.238           1.374                  61,198
                                                               2003        1.000           1.238                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.210           1.312                 412,137
                                                               2003        1.000           1.210                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.328           1.447                 159,032
                                                               2003        1.000           1.328                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.542                 259,760
                                                               2003        1.000           1.331                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.250           1.329                 193,584
                                                               2003        1.000           1.250                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.227           1.278                 143,986
                                                               2003        1.000           1.227                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.406           1.634                 257,164
                                                               2003        1.000           1.406                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.991           0.997                 378,667
                                                               2003        1.000           0.991                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.105           1.129                  56,396
                                                               2003        1.000           1.105                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.503           1.743                 221,462
                                                               2003        1.000           1.503                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.199           1.360                 206,715
                                                               2003        1.000           1.199                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.277           1.475                  57,687
                                                               2003        1.000           1.277                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.207           1.308                 447,061
                                                               2003        1.000           1.207                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.148           1.193                  28,890
                                                               2003        1.000           1.148                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.147           1.208                 391,936
                                                               2003        1.000           1.147                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.283           1.485                 154,680
                                                               2003        1.000           1.283                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.317           1.567                 104,871
                                                               2003        1.000           1.317                   2,410

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.089                 226,868

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.996                 151,439

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.067                 103,436

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.255           1.660                 118,824
                                                               2003        1.000           1.255                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.348           1.579                  67,040
                                                               2003        1.000           1.348                   2,360

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.279           1.415                  27,370
                                                               2003        1.000           1.279                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.084           1.165                 890,221
                                                               2003        1.000           1.084                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.186           1.291                 440,802
                                                               2003        1.000           1.186                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.109           1.176                  39,985
                                                               2003        1.000           1.109                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.994                 122,820

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.054                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.072                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.000           1.085                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.156                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.000           1.047                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.000           1.169                   2,321

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.032                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.000           1.026                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.295                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.125                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.177                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.000           1.090                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.081                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.000           1.085                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.170                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.143                   5,968

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.070                   6,264

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        1.000           0.992                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.010                   5,339

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.308                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.154                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.000           1.108                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.000           1.098                   3,638

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.000           1.053                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2004        0.988           0.973                 275,155
                                                               2003        1.000           0.988                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.217           1.263                  16,168
                                                               2003        1.000           1.217                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2004        1.237           1.370                   3,183
                                                               2003        1.000           1.237                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2004        1.208           1.308                  14,695
                                                               2003        1.000           1.208                      --

   Franklin Small Cap Fund - Class 2 Shares (9/03)             2004        1.326           1.442                  10,525
                                                               2003        1.000           1.326                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.330           1.537                  19,494
                                                               2003        1.000           1.330                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.249           1.325                  18,591
                                                               2003        1.000           1.249                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2004        1.225           1.274                   8,271
                                                               2003        1.000           1.225                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (8/03)                                               2004        1.404           1.628                  16,442
                                                               2003        1.000           1.404                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        0.989           0.994                  19,893
                                                               2003        1.000           0.989                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2004        1.103           1.125                   3,766
                                                               2003        1.000           1.103                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.501           1.737                  15,206
                                                               2003        1.000           1.501                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.197           1.355                   9,677
                                                               2003        1.000           1.197                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.275           1.470                   5,245
                                                               2003        1.000           1.275                      --

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2004        1.205           1.304                  36,417
                                                               2003        1.000           1.205                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.146           1.189                   7,375
                                                               2003        1.000           1.146                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2004        1.145           1.204                  33,179
                                                               2003        1.000           1.145                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.282           1.480                   4,585
                                                               2003        1.000           1.282                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.315           1.562                  19,694
                                                               2003        1.000           1.315                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.020           1.087                  24,687

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (5/04)                                               2004        0.969           0.994                   4,896

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.069           1.066                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.253           1.655                      --
                                                               2003        1.000           1.253                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.346           1.574                   2,473
                                                               2003        1.000           1.346                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (8/03)                                               2004        1.277           1.410                      --
                                                               2003        1.000           1.277                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (7/03)                                               2004        1.082           1.161                  45,232
                                                               2003        1.000           1.082                      --

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2004        1.184           1.287                  20,017
                                                               2003        1.000           1.184                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (8/03)                         2004        1.108           1.172                   8,916
                                                               2003        1.000           1.108                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.215           1.428                  38,929
                                                               2003        1.000           1.215                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.062                 180,567

   Managed Assets Trust (5/04)                                 2004        0.981           1.060                 160,497

   Money Market Portfolio (8/03)                               2004        0.993           0.987               1,116,721
                                                               2003        1.000           0.993                  35,690

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.145           1.220                 126,144
                                                               2003        1.000           1.145                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.319           1.471                 189,860
                                                               2003        1.000           1.319                  11,044

   Growth Fund - Class 2 Shares (6/03)                         2004        1.258           1.391                 731,466
                                                               2003        1.000           1.258                  38,751

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.256           1.362                 496,368
                                                               2003        1.000           1.256                  46,149

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.263           1.631                 267,441
                                                               2003        1.000           1.263                  21,207

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.283           1.405                 109,246
                                                               2003        1.000           1.283                   5,436

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.170           1.209                  38,401
                                                               2003        1.000           1.170                   1,473

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.206           1.336                  89,029
                                                               2003        1.000           1.206                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.478           1.812                  69,128
                                                               2003        1.000           1.478                   1,493

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.337           1.558                 493,997
                                                               2003        1.215           1.337                  66,608

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.326           1.513                 300,326
                                                               2003        1.000           1.326                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.211           1.312                 308,427
                                                               2003        1.000           1.211                   4,842

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.272           1.365                  61,992
                                                               2003        1.000           1.272                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.227           1.308                  89,747
                                                               2003        1.000           1.227                  19,180

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.093           1.164                   5,393
                                                               2003        1.000           1.093                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.191           1.337                      --
                                                               2003        1.000           1.191                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Technology Portfolio - Service Shares (8/03)         2004        1.385           1.369                      --
                                                               2003        1.000           1.385                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.253           1.287                      --
                                                               2003        1.000           1.253                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.333           1.506                  53,737
                                                               2003        1.000           1.333                   6,277

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.242           1.375                  74,664
                                                               2003        1.000           1.242                   2,811

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.533                 150,240
                                                               2003        1.000           1.257                   7,069

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.079           1.211                  46,933
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.209                  30,049
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.052                  70,419

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.046           1.120                  79,443
                                                               2003        1.000           1.046                   9,049

   Total Return Portfolio - Administrative Class (6/03)        2004        1.012           1.044                 560,048
                                                               2003        1.000           1.012                  75,253

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.292           1.476                      --
                                                               2003        1.000           1.292                   3,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.428           1.773                 249,678
                                                               2003        1.000           1.428                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.309           1.394                  97,867
                                                               2003        1.000           1.309                   5,709

   Investors Fund - Class I (8/03)                             2004        1.273           1.381                  33,775
                                                               2003        1.000           1.273                   3,304

   Large Cap Growth Fund - Class I (8/03)                      2004        1.307           1.291                  66,252
                                                               2003        1.000           1.307                   1,666

   Small Cap Growth Fund - Class I (7/03)                      2004        1.429           1.617                 111,799
                                                               2003        1.000           1.429                   1,516

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.140           1.191                 108,887
                                                               2003        1.000           1.140                   6,407

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.298           1.487                  84,403
                                                               2003        1.000           1.298                      --

   Equity Income Portfolio (9/03)                              2004        1.234           1.333                 313,026
                                                               2003        1.000           1.234                      --

   Federated High Yield Portfolio (7/03)                       2004        1.108           1.202                  66,227
                                                               2003        1.000           1.108                   3,324

   Federated Stock Portfolio (10/03)                           2004        1.250           1.359                      --
                                                               2003        1.000           1.250                      --

   Large Cap Portfolio (11/03)                                 2004        1.188           1.244                  61,414
                                                               2003        1.000           1.188                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Lazard International Stock Portfolio (8/03)                 2004        1.265           1.439                 125,088
                                                               2003        1.000           1.265                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.160           1.322                  28,878
                                                               2003        1.000           1.160                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.196           1.325                  29,496
                                                               2003        1.000           1.196                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.281           1.437                  50,878
                                                               2003        1.000           1.281                   1,686

   MFS Value Portfolio (5/04)                                  2004        0.961           1.111                  64,801

   Pioneer Fund Portfolio (6/03)                               2004        1.190           1.301                   1,573
                                                               2003        1.000           1.190                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.045                   9,310

   Travelers Quality Bond Portfolio (6/03)                     2004        1.014           1.030                 182,690
                                                               2003        1.000           1.014                  22,690

   U.S. Government Securities Portfolio (7/04)                 2004        1.003           1.046                  47,201

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.225           1.282                  66,201
                                                               2003        1.000           1.225                   2,770

   MFS Total Return Portfolio (6/03)                           2004        1.125           1.233                 520,821
                                                               2003        1.000           1.125                   9,177

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.971           1.085                 132,431

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.993                  73,090
                                                               2003        1.000           0.998                  13,349

   Strategic Equity Portfolio (8/03)                           2004        1.228           1.330                  39,400
                                                               2003        1.000           1.228                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.260           1.454                 136,047
                                                               2003        1.000           1.260                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.187           1.211                      --
                                                               2003        1.000           1.187                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.239           1.402                 233,917
                                                               2003        1.000           1.239                   5,670

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.184           1.179                   5,379
                                                               2003        1.000           1.184                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.410           1.728                 315,931
                                                               2003        1.000           1.410                   2,732

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.215           1.427                      --
                                                               2003        1.000           1.215                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.062                      --

   Managed Assets Trust (5/04)                                 2004        0.981           1.060                   3,195

   Money Market Portfolio (8/03)                               2004        0.993           0.986                      --
                                                               2003        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.145           1.219                      --
                                                               2003        1.000           1.145                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.318           1.470                      --
                                                               2003        1.000           1.318                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.257           1.390                      --
                                                               2003        1.000           1.257                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.255           1.361                      --
                                                               2003        1.000           1.255                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.263           1.630                   2,254
                                                               2003        1.000           1.263                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.283           1.404                      --
                                                               2003        1.000           1.283                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.170           1.208                      --
                                                               2003        1.000           1.170                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.206           1.334                      --
                                                               2003        1.000           1.206                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.477           1.810                      --
                                                               2003        1.000           1.477                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.556                  36,194
                                                               2003        1.215           1.336                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.326           1.512                      --
                                                               2003        1.000           1.326                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.311                      --
                                                               2003        1.000           1.210                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.272           1.363                      --
                                                               2003        1.000           1.272                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.227           1.307                      --
                                                               2003        1.000           1.227                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.093           1.163                      --
                                                               2003        1.000           1.093                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.190           1.336                      --
                                                               2003        1.000           1.190                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.384           1.368                      --
                                                               2003        1.000           1.384                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.252           1.286                      --
                                                               2003        1.000           1.252                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.333           1.504                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.241           1.374                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.532                   5,008
                                                               2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.210                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.208                      --
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.052                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.045           1.119                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        1.012           1.043                   6,530
                                                               2003        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.292           1.475                      --
                                                               2003        1.000           1.292                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.428           1.771                   2,066
                                                               2003        1.000           1.428                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.309           1.393                      --
                                                               2003        1.000           1.309                      --

   Investors Fund - Class I (8/03)                             2004        1.272           1.380                      --
                                                               2003        1.000           1.272                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.306           1.290                      --
                                                               2003        1.000           1.306                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.428           1.615                      --
                                                               2003        1.000           1.428                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.139           1.190                      --
                                                               2003        1.000           1.139                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.298           1.485                      --
                                                               2003        1.000           1.298                      --

   Equity Income Portfolio (9/03)                              2004        1.233           1.332                      --
                                                               2003        1.000           1.233                      --

   Federated High Yield Portfolio (7/03)                       2004        1.107           1.201                      --
                                                               2003        1.000           1.107                      --

   Federated Stock Portfolio (10/03)                           2004        1.250           1.358                      --
                                                               2003        1.000           1.250                      --

   Large Cap Portfolio (11/03)                                 2004        1.187           1.243                   5,822
                                                               2003        1.000           1.187                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.264           1.438                      --
                                                               2003        1.000           1.264                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.160           1.321                      --
                                                               2003        1.000           1.160                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.195           1.324                      --
                                                               2003        1.000           1.195                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.436                      --
                                                               2003        1.000           1.280                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.110                      --

   Pioneer Fund Portfolio (6/03)                               2004        1.190           1.299                      --
                                                               2003        1.000           1.190                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.045                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.014           1.029                      --
                                                               2003        1.000           1.014                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.003           1.045                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.224           1.281                      --
                                                               2003        1.000           1.224                      --

   MFS Total Return Portfolio (6/03)                           2004        1.125           1.232                   5,812
                                                               2003        1.000           1.125                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.971           1.084                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (8/03)                           2004        1.227           1.329                      --
                                                               2003        1.000           1.227                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.453                      --
                                                               2003        1.000           1.259                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.186           1.210                      --
                                                               2003        1.000           1.186                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.238           1.401                      --
                                                               2003        1.000           1.238                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.184           1.178                      --
                                                               2003        1.000           1.184                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.409           1.726                   2,121
                                                               2003        1.000           1.409                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.214           1.423                   1,749
                                                               2003        1.000           1.214                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.060                  66,598

   Managed Assets Trust (5/04)                                 2004        0.981           1.059                  49,466

   Money Market Portfolio (8/03)                               2004        0.992           0.983                 747,359
                                                               2003        1.000           0.992                   1,126

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.144           1.216                      --
                                                               2003        1.000           1.144                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.317           1.466                  36,782
                                                               2003        1.000           1.317                   3,650

   Growth Fund - Class 2 Shares (6/03)                         2004        1.256           1.387                 153,257
                                                               2003        1.000           1.256                   3,708

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.254           1.358                 284,276
                                                               2003        1.000           1.254                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.261           1.626                  33,406
                                                               2003        1.000           1.261                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.282           1.400                   9,592
                                                               2003        1.000           1.282                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.169           1.205                   5,140
                                                               2003        1.000           1.169                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.204           1.331                  20,572
                                                               2003        1.000           1.204                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.476           1.806                  18,650
                                                               2003        1.000           1.476                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.553                 187,836
                                                               2003        1.215           1.335                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.325           1.508                   6,070
                                                               2003        1.000           1.325                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.308                     228
                                                               2003        1.000           1.209                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.271           1.360                      --
                                                               2003        1.000           1.271                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.226           1.304                   6,019
                                                               2003        1.000           1.226                   4,498

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.092           1.160                   6,769
                                                               2003        1.000           1.092                   4,105

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.189           1.333                      --
                                                               2003        1.000           1.189                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.383           1.365                      --
                                                               2003        1.000           1.383                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.251           1.283                      --
                                                               2003        1.000           1.251                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.331           1.501                      --
                                                               2003        1.000           1.331                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.240           1.371                   4,534
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.255           1.528                  37,728
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.208                  31,768
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.072           1.206                  34,501
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.051                  31,878

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.044           1.116                   9,422
                                                               2003        1.000           1.044                   1,491

   Total Return Portfolio - Administrative Class (6/03)        2004        1.011           1.040                  75,474
                                                               2003        1.000           1.011                   2,745

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.291           1.471                      --
                                                               2003        1.000           1.291                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.427           1.767                  31,962
                                                               2003        1.000           1.427                   3,895

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.308           1.390                  16,740
                                                               2003        1.000           1.308                   3,626

   Investors Fund - Class I (8/03)                             2004        1.271           1.377                  15,274
                                                               2003        1.000           1.271                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.305           1.287                   6,453
                                                               2003        1.000           1.305                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.427           1.611                  16,091
                                                               2003        1.000           1.427                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.138           1.187                   7,799
                                                               2003        1.000           1.138                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.297           1.482                  31,303
                                                               2003        1.000           1.297                      --

   Equity Income Portfolio (9/03)                              2004        1.232           1.328                  56,633
                                                               2003        1.000           1.232                      --

   Federated High Yield Portfolio (7/03)                       2004        1.106           1.198                  49,034
                                                               2003        1.000           1.106                      --

   Federated Stock Portfolio (10/03)                           2004        1.248           1.354                  14,652
                                                               2003        1.000           1.248                      --

   Large Cap Portfolio (11/03)                                 2004        1.186           1.240                  14,801
                                                               2003        1.000           1.186                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.263           1.435                  29,191
                                                               2003        1.000           1.263                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.159           1.318                  50,116
                                                               2003        1.000           1.159                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.194           1.321                   6,476
                                                               2003        1.000           1.194                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.432                   5,006
                                                               2003        1.000           1.279                   4,097

   MFS Value Portfolio (5/04)                                  2004        0.961           1.109                  91,359

   Pioneer Fund Portfolio (6/03)                               2004        1.189           1.296                   6,200
                                                               2003        1.000           1.189                   3,919

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.044                  17,765

   Travelers Quality Bond Portfolio (6/03)                     2004        1.013           1.027                  29,044
                                                               2003        1.000           1.013                   4,268

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.044                  51,413

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.223           1.278                  29,462
                                                               2003        1.000           1.223                      --

   MFS Total Return Portfolio (6/03)                           2004        1.124           1.229                 191,205
                                                               2003        1.000           1.124                  13,777

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.083                  65,593

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.990                  10,163
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (8/03)                           2004        1.226           1.326                  20,021
                                                               2003        1.000           1.226                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.450                  13,821
                                                               2003        1.000           1.258                   3,744

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.185           1.207                      --
                                                               2003        1.000           1.185                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.237           1.398                  29,571
                                                               2003        1.000           1.237                   3,789

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.183           1.175                   3,414
                                                               2003        1.000           1.183                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.408           1.722                  79,153
                                                               2003        1.000           1.408                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.213           1.422                 599,737
                                                               2003        1.000           1.213                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.060                 319,927

   Managed Assets Trust (5/04)                                 2004        0.981           1.058                 330,502

   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,734,183
                                                               2003        1.000           0.992                 209,193

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.143           1.215                 469,252
                                                               2003        1.000           1.143                  87,307

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.465               1,971,785
                                                               2003        1.000           1.316                  65,426

   Growth Fund - Class 2 Shares (6/03)                         2004        1.256           1.385               6,624,019
                                                               2003        1.000           1.256                 122,741

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.253           1.357               5,706,279
                                                               2003        1.000           1.253                  43,217

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.261           1.624               1,122,483
                                                               2003        1.000           1.261                  44,975

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.281           1.399               1,346,712
                                                               2003        1.000           1.281                  28,075

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.168           1.204                 416,115
                                                               2003        1.000           1.168                 109,773

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.204           1.330                 826,447
                                                               2003        1.000           1.204                  22,515

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.475           1.804                 830,664
                                                               2003        1.000           1.475                   1,590

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.334           1.551                 868,465
                                                               2003        1.214           1.334                 104,988

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.324           1.506               1,231,639
                                                               2003        1.000           1.324                  45,353

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.307               2,659,892
                                                               2003        1.000           1.209                 158,338

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.270           1.359               1,053,751
                                                               2003        1.000           1.270                  19,886

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.225           1.302                 495,859
                                                               2003        1.000           1.225                  17,948

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.092           1.159                 169,513
                                                               2003        1.000           1.092                  37,800

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.189           1.332                  95,391
                                                               2003        1.000           1.189                   8,070

   Global Technology Portfolio - Service Shares (8/03)         2004        1.382           1.363                 169,660
                                                               2003        1.000           1.382                   3,172

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.250           1.282                  37,523
                                                               2003        1.000           1.250                  23,765

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.331           1.499                 857,206
                                                               2003        1.000           1.331                  23,413

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.240           1.370               1,520,644
                                                               2003        1.000           1.240                 115,681

   Mid-Cap Value Portfolio (6/03)                              2004        1.255           1.527               1,303,438
                                                               2003        1.000           1.255                  80,924

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.208                 332,079
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.206                 561,404
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.992           1.050                 378,303

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.044           1.115               1,976,057
                                                               2003        1.000           1.044                 261,423

   Total Return Portfolio - Administrative Class (6/03)        2004        1.010           1.039               3,393,587
                                                               2003        1.000           1.010                 289,491

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.290           1.470                 141,582
                                                               2003        1.000           1.290                  58,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.426           1.765                 971,208
                                                               2003        1.000           1.426                  52,490

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.307           1.388                 896,442
                                                               2003        1.000           1.307                  26,477

   Investors Fund - Class I (8/03)                             2004        1.271           1.375                 699,397
                                                               2003        1.000           1.271                   3,339

   Large Cap Growth Fund - Class I (8/03)                      2004        1.305           1.286                 689,281
                                                               2003        1.000           1.305                  31,437

   Small Cap Growth Fund - Class I (7/03)                      2004        1.426           1.610                 771,298
                                                               2003        1.000           1.426                 132,722

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.138           1.186                 627,967
                                                               2003        1.000           1.138                  17,795

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.296           1.480                 774,866
                                                               2003        1.000           1.296                  29,961

   Equity Income Portfolio (9/03)                              2004        1.232           1.327               1,629,066
                                                               2003        1.000           1.232                  71,218

   Federated High Yield Portfolio (7/03)                       2004        1.106           1.197               1,035,075
                                                               2003        1.000           1.106                 199,446

   Federated Stock Portfolio (10/03)                           2004        1.248           1.353                 154,663
                                                               2003        1.000           1.248                      --

   Large Cap Portfolio (11/03)                                 2004        1.186           1.238                 518,477
                                                               2003        1.000           1.186                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.263           1.433                 353,043
                                                               2003        1.000           1.263                  12,218

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.158           1.316                 188,089
                                                               2003        1.000           1.158                  23,203

   MFS Emerging Growth Portfolio (10/03)                       2004        1.194           1.320                 424,080
                                                               2003        1.000           1.194                  41,150

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.431                 319,453
                                                               2003        1.000           1.279                  51,741

   MFS Value Portfolio (5/04)                                  2004        0.961           1.109                 310,303

   Pioneer Fund Portfolio (6/03)                               2004        1.188           1.295                 105,715
                                                               2003        1.000           1.188                   5,784

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.043                 183,909

   Travelers Quality Bond Portfolio (6/03)                     2004        1.013           1.026               1,717,034
                                                               2003        1.000           1.013                 122,184

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.044                 432,527

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.223           1.277                 411,722
                                                               2003        1.000           1.223                  12,633

   MFS Total Return Portfolio (6/03)                           2004        1.123           1.228               4,827,696
                                                               2003        1.000           1.123                 374,060

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.083                 994,140

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.998           0.990                 347,136
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (8/03)                           2004        1.225           1.325                 129,321
                                                               2003        1.000           1.225                  20,681

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.448               1,422,858
                                                               2003        1.000           1.258                 134,028

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.185           1.206                  86,646
                                                               2003        1.000           1.185                  20,751

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.237           1.396               2,101,242
                                                               2003        1.000           1.237                  43,662

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.182           1.174                 209,768
                                                               2003        1.000           1.182                 100,949

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.407           1.720               1,959,110
                                                               2003        1.000           1.407                  29,632

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.000           1.171                  63,661

   High Yield Bond Trust (6/04)                                2004        1.007           1.078                  77,695

   Managed Assets Trust (5/04)                                 2004        1.000           1.073                   8,796

   Money Market Portfolio (8/03)                               2004        1.000           0.996                  57,824

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.060                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.115                  36,102

   Growth Fund - Class 2 Shares (6/03)                         2004        1.000           1.088                 184,806

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.067                 205,206

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.000           1.290                 226,453

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.095                  87,418

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.024                  11,289

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.000           1.102                  25,433

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.000           1.264                  26,697

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.158                  40,221

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.000           1.121                  73,293

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.072                 214,446

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.000           1.056                  62,522

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.000           1.067                  34,220

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.070                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.000           1.040                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.000           1.054                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.000           1.089                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.000           1.128                  29,978

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.000           1.101                  36,909

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.162                  10,727

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.000           1.119                   2,018

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.121                   2,171

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        1.000           1.064                 424,626

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.069                  50,014

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (6/03)        2004        1.000           1.046                 481,867

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.000           1.161                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.195                  72,299

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.059                  56,696

   Investors Fund - Class I (8/03)                             2004        1.000           1.081                  37,417

   Large Cap Growth Fund - Class I (8/03)                      2004        1.000           0.992                  75,803

   Small Cap Growth Fund - Class I (7/03)                      2004        1.000           1.168                 102,886

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.000           1.044                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.000           1.121                  20,369

   Equity Income Portfolio (9/03)                              2004        1.000           1.104                  27,594

   Federated High Yield Portfolio (7/03)                       2004        1.000           1.080                  33,286

   Federated Stock Portfolio (10/03)                           2004        1.000           1.081                      --

   Large Cap Portfolio (11/03)                                 2004        1.000           1.050                 118,396

   Lazard International Stock Portfolio (8/03)                 2004        1.000           1.147                  35,228

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.126                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.000           1.083                  38,923

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.075                 125,343

   MFS Value Portfolio (5/04)                                  2004        1.000           1.128                  94,777

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.095                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.077                   9,403

   Travelers Quality Bond Portfolio (6/03)                     2004        1.000           1.033                 395,013

   U.S. Government Securities Portfolio (7/04)                 2004        1.032           1.074                  76,753

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.000           1.056                  39,478

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.097                  65,059

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.106                  24,047

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.999                  12,568

   Strategic Equity Portfolio (8/03)                           2004        1.000           1.100                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.133                  94,256

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.000           1.039                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.109                 119,920

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.042                   6,188

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.000           1.229                  87,466

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.212           1.419                 104,463
                                                               2003        1.000           1.212                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.059                 132,910

   Managed Assets Trust (5/04)                                 2004        0.981           1.057                 262,512

   Money Market Portfolio (8/03)                               2004        0.991           0.980               1,392,585
                                                               2003        1.000           0.991                  72,439

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.142           1.212                 302,997
                                                               2003        1.000           1.142                  40,785

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.461                 892,275
                                                               2003        1.000           1.315                  12,605

   Growth Fund - Class 2 Shares (6/03)                         2004        1.255           1.382               2,602,616
                                                               2003        1.000           1.255                  83,113

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.252           1.353               2,605,912
                                                               2003        1.000           1.252                  26,953

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.260           1.621                 560,197
                                                               2003        1.000           1.260                  47,454

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.280           1.395                 641,267
                                                               2003        1.000           1.280                  21,213

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.167           1.201                  65,019
                                                               2003        1.000           1.167                   5,498

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.203           1.327                 412,350
                                                               2003        1.000           1.203                  17,717

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.474           1.800                 292,718
                                                               2003        1.000           1.474                   3,398

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.547                 840,583
                                                               2003        1.214           1.333                  14,359

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.323           1.503                 797,277
                                                               2003        1.000           1.323                   1,243

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.208           1.304                 877,263
                                                               2003        1.000           1.208                  37,287

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.269           1.356                 442,525
                                                               2003        1.000           1.269                  16,040

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.224           1.299                 112,911
                                                               2003        1.000           1.224                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.090           1.156                  52,966
                                                               2003        1.000           1.090                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.188           1.328                  33,248
                                                               2003        1.000           1.188                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.381           1.360                  39,464
                                                               2003        1.000           1.381                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.249           1.279                  40,007
                                                               2003        1.000           1.249                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.330           1.496                 242,441
                                                               2003        1.000           1.330                  22,520

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.239           1.366                 904,055
                                                               2003        1.000           1.239                  34,800

   Mid-Cap Value Portfolio (6/03)                              2004        1.254           1.523                 645,257
                                                               2003        1.000           1.254                   7,892

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.206                 415,902
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.204                 523,507
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.049                  91,380

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.043           1.112                 771,777
                                                               2003        1.000           1.043                  28,541

   Total Return Portfolio - Administrative Class (6/03)        2004        1.009           1.037               1,700,787
                                                               2003        1.000           1.009                  81,011

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.289           1.466                  29,664
                                                               2003        1.000           1.289                   3,747

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.425           1.761                 384,308
                                                               2003        1.000           1.425                  37,938

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.306           1.385                 416,678
                                                               2003        1.000           1.306                  55,335

   Investors Fund - Class I (8/03)                             2004        1.269           1.372                 144,040
                                                               2003        1.000           1.269                  25,320

   Large Cap Growth Fund - Class I (8/03)                      2004        1.303           1.283                 218,005
                                                               2003        1.000           1.303                   6,042

   Small Cap Growth Fund - Class I (7/03)                      2004        1.425           1.606                 234,089
                                                               2003        1.000           1.425                  20,906

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.137           1.183                 507,688
                                                               2003        1.000           1.137                 150,302

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.295           1.477                 171,731
                                                               2003        1.000           1.295                   3,737

   Equity Income Portfolio (9/03)                              2004        1.230           1.324                 484,669
                                                               2003        1.000           1.230                      --

   Federated High Yield Portfolio (7/03)                       2004        1.105           1.194                 498,004
                                                               2003        1.000           1.105                  19,555

   Federated Stock Portfolio (10/03)                           2004        1.247           1.350                  68,815
                                                               2003        1.000           1.247                  26,121

   Large Cap Portfolio (11/03)                                 2004        1.184           1.235                 217,556
                                                               2003        1.000           1.184                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.262           1.430                 206,669
                                                               2003        1.000           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.157           1.313                 427,107
                                                               2003        1.000           1.157                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.193           1.316                 100,698
                                                               2003        1.000           1.193                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.427                 191,307
                                                               2003        1.000           1.277                  14,628

   MFS Value Portfolio (5/04)                                  2004        0.961           1.107                 379,836

   Pioneer Fund Portfolio (6/03)                               2004        1.187           1.292                  50,281
                                                               2003        1.000           1.187                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.042                  11,831

   Travelers Quality Bond Portfolio (6/03)                     2004        1.012           1.023                 559,067
                                                               2003        1.000           1.012                  12,933

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.043                  83,114

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.221           1.274                 150,776
                                                               2003        1.000           1.221                      --

   MFS Total Return Portfolio (6/03)                           2004        1.122           1.225               1,998,244
                                                               2003        1.000           1.122                  39,388

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.082                 417,054

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.988                 307,958
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (8/03)                           2004        1.224           1.321                  68,643
                                                               2003        1.000           1.224                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.445               1,089,664
                                                               2003        1.000           1.256                  50,511

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.183           1.203                   3,938
                                                               2003        1.000           1.183                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.235           1.393                 793,503
                                                               2003        1.000           1.235                  29,165

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.181           1.171                  90,277
                                                               2003        1.000           1.181                   7,866

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.406           1.716                 736,376
                                                               2003        1.000           1.406                  59,277

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.212           1.417                      --
                                                               2003        1.000           1.212                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.059                   4,280

   Managed Assets Trust (5/04)                                 2004        0.981           1.057                      --

   Money Market Portfolio (8/03)                               2004        0.990           0.979                      --
                                                               2003        1.000           0.990                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.142           1.211                      --
                                                               2003        1.000           1.142                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.460                  65,170
                                                               2003        1.000           1.315                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.254           1.381                 209,058
                                                               2003        1.000           1.254                   5,869

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.252           1.352                 250,388
                                                               2003        1.000           1.252                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.259           1.619                  14,722
                                                               2003        1.000           1.259                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.279           1.394                  13,005
                                                               2003        1.000           1.279                   5,778

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.167           1.199                  16,134
                                                               2003        1.000           1.167                   6,273

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.202           1.325                      --
                                                               2003        1.000           1.202                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.473           1.798                      --
                                                               2003        1.000           1.473                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  58,808
                                                               2003        1.213           1.333                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.322           1.501                      --
                                                               2003        1.000           1.322                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.207           1.302                  50,491
                                                               2003        1.000           1.207                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.268           1.354                     378
                                                               2003        1.000           1.268                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.224           1.298                      --
                                                               2003        1.000           1.224                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.090           1.155                   6,465
                                                               2003        1.000           1.090                   6,474

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.187           1.327                      --
                                                               2003        1.000           1.187                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Technology Portfolio - Service Shares (8/03)         2004        1.381           1.359                      --
                                                               2003        1.000           1.381                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.249           1.277                      --
                                                               2003        1.000           1.249                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.329           1.494                  45,418
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.238           1.365                  65,061
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.253           1.521                  73,136
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.205                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.203                   1,648
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.049                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.042           1.111                  37,955
                                                               2003        1.000           1.042                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        1.009           1.036                 135,135
                                                               2003        1.000           1.009                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.288           1.465                      --
                                                               2003        1.000           1.288                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.424           1.759                  90,101
                                                               2003        1.000           1.424                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.305           1.384                      --
                                                               2003        1.000           1.305                      --

   Investors Fund - Class I (8/03)                             2004        1.269           1.371                      --
                                                               2003        1.000           1.269                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.303           1.282                   3,660
                                                               2003        1.000           1.303                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.424           1.605                      --
                                                               2003        1.000           1.424                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.136           1.182                  17,979
                                                               2003        1.000           1.136                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.294           1.475                      --
                                                               2003        1.000           1.294                      --

   Equity Income Portfolio (9/03)                              2004        1.230           1.323                      --
                                                               2003        1.000           1.230                      --

   Federated High Yield Portfolio (7/03)                       2004        1.104           1.193                  57,670
                                                               2003        1.000           1.104                      --

   Federated Stock Portfolio (10/03)                           2004        1.246           1.348                      --
                                                               2003        1.000           1.246                      --

   Large Cap Portfolio (11/03)                                 2004        1.184           1.234                      --
                                                               2003        1.000           1.184                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Lazard International Stock Portfolio (8/03)                 2004        1.261           1.429                      --
                                                               2003        1.000           1.261                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.157           1.312                   3,711
                                                               2003        1.000           1.157                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.192           1.315                      --
                                                               2003        1.000           1.192                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.426                      --
                                                               2003        1.000           1.277                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.107                      --

   Pioneer Fund Portfolio (6/03)                               2004        1.187           1.291                      --
                                                               2003        1.000           1.187                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.042                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.011           1.022                 104,938
                                                               2003        1.000           1.011                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.043                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.221           1.273                  18,594
                                                               2003        1.000           1.221                      --

   MFS Total Return Portfolio (6/03)                           2004        1.122           1.224                   9,678
                                                               2003        1.000           1.122                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.987                      --
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (8/03)                           2004        1.224           1.320                      --
                                                               2003        1.000           1.224                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.443                      --
                                                               2003        1.000           1.256                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.183           1.202                      --
                                                               2003        1.000           1.183                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.235           1.392                      --
                                                               2003        1.000           1.235                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.181           1.170                      --
                                                               2003        1.000           1.181                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.405           1.715                  64,896
                                                               2003        1.000           1.405                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.134           1.326                  65,584
                                                               2003        1.039           1.134                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.058                  61,838

   Managed Assets Trust (5/04)                                 2004        0.981           1.057                      --

   Money Market Portfolio (8/03)                               2004        0.992           0.980                      --
                                                               2003        0.998           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.102           1.168                      --
                                                               2003        1.000           1.102                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.206           1.339                  29,918
                                                               2003        1.000           1.206                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.152           1.268                 125,978
                                                               2003        1.000           1.152                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.149           1.241                 111,451
                                                               2003        1.000           1.149                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.213           1.559                  74,029
                                                               2003        1.064           1.213                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.186           1.292                  50,940
                                                               2003        1.062           1.186                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.089           1.119                  11,846
                                                               2003        1.000           1.089                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.124           1.238                   3,525
                                                               2003        1.008           1.124                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.328           1.620                   3,969
                                                               2003        1.094           1.328                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.215           1.409                  35,367
                                                               2003        1.106           1.215                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.184           1.344                  40,440
                                                               2003        1.021           1.184                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.124           1.213                  48,594
                                                               2003        1.000           1.124                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.154           1.232                  77,188
                                                               2003        1.023           1.154                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.127           1.195                  21,267
                                                               2003        1.053           1.127                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.051           1.114                      --
                                                               2003        1.000           1.051                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.111           1.242                      --
                                                               2003        1.022           1.111                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.238           1.217                   1,759
                                                               2003        1.137           1.238                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.145           1.171                      --
                                                               2003        1.010           1.145                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.228           1.380                   1,848
                                                               2003        1.062           1.228                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.153           1.270                   2,656
                                                               2003        1.022           1.153                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.163           1.411                  30,770
                                                               2003        1.000           1.163                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.080           1.204                  13,789

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.123           1.202                  33,250

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.048                 154,823

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        0.992           1.057                  56,526
                                                               2003        1.000           0.992                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        0.986           1.011                 190,746
                                                               2003        1.000           0.986                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.181           1.342                      --
                                                               2003        1.039           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.275           1.574                  40,231
                                                               2003        1.000           1.275                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.182           1.253                  86,014
                                                               2003        1.000           1.182                      --

   Investors Fund - Class I (8/03)                             2004        1.137           1.228                  15,160
                                                               2003        1.004           1.137                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.181           1.161                  22,729
                                                               2003        1.035           1.181                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.275           1.436                  28,437
                                                               2003        1.084           1.275                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.082           1.125                     243
                                                               2003        1.019           1.082                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.190           1.355                  18,697
                                                               2003        1.081           1.190                      --

   Equity Income Portfolio (9/03)                              2004        1.143           1.228                  50,698
                                                               2003        1.056           1.143                      --

   Federated High Yield Portfolio (7/03)                       2004        1.069           1.155                  22,125
                                                               2003        1.005           1.069                      --

   Federated Stock Portfolio (10/03)                           2004        1.135           1.227                  29,646
                                                               2003        1.012           1.135                      --

   Large Cap Portfolio (11/03)                                 2004        1.126           1.174                  33,560
                                                               2003        1.083           1.126                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.167           1.321                  16,678
                                                               2003        1.008           1.167                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.085           1.230                   8,859
                                                               2003        0.993           1.085                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.107           1.221                   4,142
                                                               2003        1.077           1.107                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.161           1.296                  30,567
                                                               2003        1.000           1.161                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.107                  25,801

   Pioneer Fund Portfolio (6/03)                               2004        1.126           1.224                      --
                                                               2003        1.000           1.126                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.042                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        0.989           1.000                 225,445
                                                               2003        1.000           0.989                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.042                  51,060

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.152           1.201                      --
                                                               2003        1.075           1.152                      --

   MFS Total Return Portfolio (6/03)                           2004        1.060           1.155                  39,021
                                                               2003        1.000           1.060                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.987                  27,520
                                                               2003        0.997           0.997                      --

   Strategic Equity Portfolio (8/03)                           2004        1.140           1.229                      --
                                                               2003        1.062           1.140                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.137           1.306                      --
                                                               2003        1.000           1.137                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.123           1.140                      --
                                                               2003        1.064           1.123                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.161           1.308                  18,589
                                                               2003        1.000           1.161                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.095           1.085                      --
                                                               2003        1.021           1.095                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.267           1.545                  65,385
                                                               2003        1.126           1.267                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.000           1.163                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.058                   1,669

   Managed Assets Trust (5/04)                                 2004        0.981           1.056                      --

   Money Market Portfolio (8/03)                               2004        1.000           0.991                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.084                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.118                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.000           1.101                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.077                   3,331

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.000           1.202                     766

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.055                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.034                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.000           1.087                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.000           1.180                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.153                   2,400

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.000           1.135                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.087                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.000           1.040                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.000           1.076                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.061                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.000           1.065                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.000           1.017                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.000           1.024                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.000           1.115                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.000           1.105                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.184                   2,336

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        0.999           1.113                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.097                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.048                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.020                   1,736

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (6/03)        2004        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.000           1.150                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.180                   1,569

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.053                      --

   Investors Fund - Class I (8/03)                             2004        1.000           1.068                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.000           1.004                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.000           1.120                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.000           1.031                      --

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.000           1.116                      --

   Equity Income Portfolio (9/03)                              2004        1.000           1.097                      --

   Federated High Yield Portfolio (7/03)                       2004        1.000           1.065                      --

   Federated Stock Portfolio (10/03)                           2004        1.000           1.085                      --

   Large Cap Portfolio (11/03)                                 2004        1.000           1.058                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.000           1.139                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.118                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.000           1.100                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.098                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.106                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.107                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.041                      --

   Travelers Quality Bond Portfolio (6/03)                     2004        1.000           0.992                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.042                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.000           1.063                      --

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.990                      --

   Strategic Equity Portfolio (8/03)                           2004        1.000           1.101                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.135                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.000           1.043                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.128                   2,416

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.032                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.000           1.199                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.210           1.414                  21,556
                                                               2003        1.000           1.210                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.058                   8,024

   Managed Assets Trust (5/04)                                 2004        0.981           1.056                  78,925

   Money Market Portfolio (8/03)                               2004        0.989           0.977               1,517,985
                                                               2003        1.000           0.989                 212,768

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.141           1.208                  77,942
                                                               2003        1.000           1.141                  12,824

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.313           1.457                 143,383
                                                               2003        1.000           1.313                  19,633

   Growth Fund - Class 2 Shares (6/03)                         2004        1.253           1.377                 644,130
                                                               2003        1.000           1.253                  32,809

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.250           1.349                 566,607
                                                               2003        1.000           1.250                  76,884

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.258           1.615                 560,857
                                                               2003        1.000           1.258                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.278           1.391                  65,621
                                                               2003        1.000           1.278                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.166           1.197                  49,954
                                                               2003        1.000           1.166                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.201           1.322                 141,873
                                                               2003        1.000           1.201                  42,877

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.472           1.794                  65,791
                                                               2003        1.000           1.472                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.542                 259,760
                                                               2003        1.213           1.331                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.321           1.498                  42,469
                                                               2003        1.000           1.321                  19,698

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.206           1.299                  98,677
                                                               2003        1.000           1.206                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.267           1.351                  52,642
                                                               2003        1.000           1.267                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.223           1.295                      --
                                                               2003        1.000           1.223                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.089           1.153                  16,913
                                                               2003        1.000           1.089                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.186           1.324                  18,974
                                                               2003        1.000           1.186                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.379           1.355                   6,427
                                                               2003        1.000           1.379                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.248           1.274                      --
                                                               2003        1.000           1.248                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.328           1.491                  90,840
                                                               2003        1.000           1.328                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.237           1.362                 215,646
                                                               2003        1.000           1.237                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.252           1.518                 196,614
                                                               2003        1.000           1.252                  12,278

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.203                 131,244
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.201                  97,797
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.048                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.041           1.108                 135,276
                                                               2003        1.000           1.041                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        1.008           1.033                 279,803
                                                               2003        1.000           1.008                  68,242

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.287           1.462                   9,265
                                                               2003        1.000           1.287                   8,464

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.423           1.755                 719,606
                                                               2003        1.000           1.423                  18,683

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.304           1.380                   3,351
                                                               2003        1.000           1.304                      --

   Investors Fund - Class I (8/03)                             2004        1.268           1.367                 120,062
                                                               2003        1.000           1.268                      --

   Large Cap Growth Fund - Class I (8/03)                      2004        1.302           1.279                  77,833
                                                               2003        1.000           1.302                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.423           1.601                  88,716
                                                               2003        1.000           1.423                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.135           1.179                  95,891
                                                               2003        1.000           1.135                  11,348

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.293           1.472                  49,334
                                                               2003        1.000           1.293                      --

   Equity Income Portfolio (9/03)                              2004        1.229           1.320                  35,278
                                                               2003        1.000           1.229                      --

   Federated High Yield Portfolio (7/03)                       2004        1.103           1.190                 147,687
                                                               2003        1.000           1.103                  11,662

   Federated Stock Portfolio (10/03)                           2004        1.245           1.345                      --
                                                               2003        1.000           1.245                      --

   Large Cap Portfolio (11/03)                                 2004        1.183           1.231                  12,695
                                                               2003        1.000           1.183                   8,694

   Lazard International Stock Portfolio (8/03)                 2004        1.260           1.425                  72,407
                                                               2003        1.000           1.260                  41,364

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.156           1.309                  61,424
                                                               2003        1.000           1.156                   8,818

   MFS Emerging Growth Portfolio (10/03)                       2004        1.191           1.312                  12,699
                                                               2003        1.000           1.191                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.276           1.422                  39,526
                                                               2003        1.000           1.276                  23,267

   MFS Value Portfolio (5/04)                                  2004        0.961           1.106                  58,987

   Pioneer Fund Portfolio (6/03)                               2004        1.186           1.288                  14,897
                                                               2003        1.000           1.186                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.041                   3,300

   Travelers Quality Bond Portfolio (6/03)                     2004        1.010           1.020                 308,862
                                                               2003        1.000           1.010                  56,488

   U.S. Government Securities Portfolio (7/04)                 2004        1.002           1.041                   2,927

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.220           1.270                  47,755
                                                               2003        1.000           1.220                      --

   MFS Total Return Portfolio (6/03)                           2004        1.121           1.221                 470,295
                                                               2003        1.000           1.121                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.080                 231,897

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.997           0.985                 374,315
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (8/03)                           2004        1.223           1.317                  12,146
                                                               2003        1.000           1.223                  11,483

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.255           1.440                  80,157
                                                               2003        1.000           1.255                  41,132

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.182           1.199                      --
                                                               2003        1.000           1.182                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.234           1.388                 120,583
                                                               2003        1.000           1.234                   8,318

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.179           1.167                   7,492
                                                               2003        1.000           1.179                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.404           1.710                 101,252
                                                               2003        1.000           1.404                   7,534

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.000           1.169                  19,487

   High Yield Bond Trust (6/04)                                2004        1.007           1.076                  13,701

   Managed Assets Trust (5/04)                                 2004        1.000           1.071                      --

   Money Market Portfolio (8/03)                               2004        1.000           0.994                 122,820

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.000           1.058                   6,266

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.113                  49,935

   Growth Fund - Class 2 Shares (6/03)                         2004        1.000           1.086                  52,497

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.065                 242,590

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.000           1.287                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.093                  12,455

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.000           1.022                  11,107

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.000           1.261                   6,091

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.000           1.119                  20,151

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.070                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.000           1.054                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.000           1.065                   4,371

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.000           1.068                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.000           1.038                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.000           1.052                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.000           1.087                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.000           1.099                  30,970

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.160                  23,358

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.000           1.116                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.000           1.119                  10,114

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        1.000           1.062                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.000           1.067                  42,235

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Total Return Portfolio - Administrative Class (6/03)        2004        1.000           1.044                  62,023

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.000           1.159                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.193                  18,970

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.000           1.057                       -

   Investors Fund - Class I (8/03)                             2004        1.000           1.079                       -

   Large Cap Growth Fund - Class I (8/03)                      2004        1.000           0.990                       -

   Small Cap Growth Fund - Class I (7/03)                      2004        1.000           1.166                   7,372

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.000           1.042                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.000           1.119                       -

   Equity Income Portfolio (9/03)                              2004        1.000           1.102                   2,095

   Federated High Yield Portfolio (7/03)                       2004        1.000           1.078                  18,452

   Federated Stock Portfolio (10/03)                           2004        1.000           1.079                   4,285

   Large Cap Portfolio (11/03)                                 2004        1.000           1.048                  10,882

   Lazard International Stock Portfolio (8/03)                 2004        1.000           1.145                   5,671

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.000           1.124                       -

   MFS Emerging Growth Portfolio (10/03)                       2004        1.000           1.081                  14,708

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.073                       -

   MFS Value Portfolio (5/04)                                  2004        1.000           1.126                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (6/03)                               2004        1.000           1.093                       -

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.075                       -

   Travelers Quality Bond Portfolio (6/03)                     2004        1.000           1.031                  16,224

   U.S. Government Securities Portfolio (7/04)                 2004        1.031           1.072                  24,703

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.000           1.054                   4,416

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.095                  10,404

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.103                  36,748

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        1.000           0.997                  38,697

   Strategic Equity Portfolio (8/03)                           2004        1.000           1.097                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.131                       -

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.000           1.037                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.107                  28,719

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.000           1.040                       -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.000           1.227                  23,433

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (8/03)                            2004        1.209           1.409                  12,785
                                                               2003        1.000           1.209                      --

   High Yield Bond Trust (6/04)                                2004        0.989           1.056                   5,932

   Managed Assets Trust (5/04)                                 2004        0.981           1.054                      --

   Money Market Portfolio (8/03)                               2004        0.988           0.973                 275,155
                                                               2003        1.000           0.988                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.139           1.204                   6,543
                                                               2003        1.000           1.139                   6,103

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.312           1.452                 109,939
                                                               2003        1.000           1.312                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.251           1.373                 364,182
                                                               2003        1.000           1.251                   9,502

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.249           1.344                 154,796
                                                               2003        1.000           1.249                   9,680

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2004        1.256           1.610                  64,123
                                                               2003        1.000           1.256                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (7/03)                           2004        1.276           1.386                  23,828
                                                               2003        1.000           1.276                   8,717

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/03)                           2004        1.164           1.193                     574
                                                               2003        1.000           1.164                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.200           1.318                  78,629
                                                               2003        1.000           1.200                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2004        1.470           1.788                  20,786
                                                               2003        1.000           1.470                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.330           1.537                  19,494
                                                               2003        1.212           1.330                      --

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2004        1.319           1.493                  66,465
                                                               2003        1.000           1.319                   4,120

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.204           1.295                  98,157
                                                               2003        1.000           1.204                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2004        1.265           1.347                  75,088
                                                               2003        1.000           1.265                   9,392

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2004        1.221           1.291                      --
                                                               2003        1.000           1.221                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2004        1.088           1.149                      --
                                                               2003        1.000           1.088                      --

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.184           1.319                      --
                                                               2003        1.000           1.184                      --

   Global Technology Portfolio - Service Shares (8/03)         2004        1.377           1.351                      --
                                                               2003        1.000           1.377                      --

   Worldwide Growth Portfolio - Service Shares (8/03)          2004        1.246           1.270                      --
                                                               2003        1.000           1.246                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2004        1.326           1.486                  39,933
                                                               2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.235           1.357                  77,834
                                                               2003        1.000           1.235                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.250           1.513                  44,269
                                                               2003        1.000           1.250                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (4/04)                                            2004        1.078           1.200                  79,749
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (1/04)                                            2004        1.071           1.198                  17,589
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2004        0.991           1.046                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2004        1.040           1.105                  23,112
                                                               2003        1.000           1.040                      --

   Total Return Portfolio - Administrative Class (6/03)        2004        1.007           1.030                   5,097
                                                               2003        1.000           1.007                   5,843

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2004        1.285           1.457                      --
                                                               2003        1.000           1.285                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.421           1.749                  10,389
                                                               2003        1.000           1.421                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2004        1.302           1.376                  26,950
                                                               2003        1.000           1.302                   5,619

   Investors Fund - Class I (8/03)                             2004        1.266           1.363                  13,524
                                                               2003        1.000           1.266                   5,804

   Large Cap Growth Fund - Class I (8/03)                      2004        1.300           1.274                  14,172
                                                               2003        1.000           1.300                      --

   Small Cap Growth Fund - Class I (7/03)                      2004        1.421           1.595                  15,641
                                                               2003        1.000           1.421                      --

The Travelers Series Trust
   Convertible Securities Portfolio (9/03)                     2004        1.134           1.175                 100,202
                                                               2003        1.000           1.134                  31,053

   Disciplined Mid Cap Stock Portfolio (8/03)                  2004        1.291           1.467                  18,344
                                                               2003        1.000           1.291                      --

   Equity Income Portfolio (9/03)                              2004        1.227           1.315                 404,837
                                                               2003        1.000           1.227                      --

   Federated High Yield Portfolio (7/03)                       2004        1.102           1.186                  52,673
                                                               2003        1.000           1.102                      --

   Federated Stock Portfolio (10/03)                           2004        1.243           1.341                   5,987
                                                               2003        1.000           1.243                   5,991

   Large Cap Portfolio (11/03)                                 2004        1.181           1.227                      --
                                                               2003        1.000           1.181                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.258           1.420                  15,146
                                                               2003        1.000           1.258                      --

   Merrill Lynch Large Cap Core Portfolio (6/03)               2004        1.154           1.304                  86,722
                                                               2003        1.000           1.154                      --

   MFS Emerging Growth Portfolio (10/03)                       2004        1.189           1.308                   2,138
                                                               2003        1.000           1.189                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.274           1.418                      --
                                                               2003        1.000           1.274                      --

   MFS Value Portfolio (5/04)                                  2004        0.961           1.104                  21,906

   Pioneer Fund Portfolio (6/03)                               2004        1.184           1.283                   2,365
                                                               2003        1.000           1.184                      --

   Social Awareness Stock Portfolio (5/04)                     2004        0.945           1.039                     437

   Travelers Quality Bond Portfolio (6/03)                     2004        1.009           1.016                 105,941
                                                               2003        1.000           1.009                      --

   U.S. Government Securities Portfolio (7/04)                 2004        1.001           1.040                   6,020

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)                   2004        1.218           1.265                  19,084
                                                               2003        1.000           1.218                      --

   MFS Total Return Portfolio (6/03)                           2004        1.119           1.217                 154,861
                                                               2003        1.000           1.119                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.970           1.079                   3,050

   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2004        0.996           0.983                  39,548
                                                               2003        1.000           0.996                      --

   Strategic Equity Portfolio (8/03)                           2004        1.221           1.313                      --
                                                               2003        1.000           1.221                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.253           1.435                     854
                                                               2003        1.000           1.253                      --

   Enterprise Portfolio - Class II Shares (10/03)              2004        1.180           1.195                      --
                                                               2003        1.000           1.180                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.232           1.384                  13,402
                                                               2003        1.000           1.232                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2004        1.178           1.164                   4,274
                                                               2003        1.000           1.178                      --

   Mid Cap Portfolio - Service Class 2 (9/03)                  2004        1.402           1.705                 109,154
                                                               2003        1.000           1.402                   5,335

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no available to new Contract Owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no available to new Contract Owners

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no available to new Contract Owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.068           1.297                  26,330
                                                               2003        1.000           1.068                   7,638

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.321           1.623                  48,424
                                                               2003        1.000           1.321                   6,207

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.240           1.438                  33,832
                                                               2003        1.000           1.240                   6,382

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.173           1.318                 409,561
                                                               2003        1.000           1.173                 125,518

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.127           1.174                  19,256
                                                               2003        1.000           1.127                  59,530

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.165           1.498                 199,876
                                                               2003        1.000           1.165                  67,166

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.129           1.228                  26,208
                                                               2003        1.000           1.129                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.117           1.181                  42,871
                                                               2003        1.000           1.117                  14,597

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Discovery Portfolio - Class B (10/03)                2004        1.255           1.519                  74,372
                                                               2003        1.000           1.255                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.129           1.219                  87,997
                                                               2003        1.000           1.129                   1,124

   Health Sciences Portfolio - Class B (7/03)                  2004        1.125           1.207                 187,842
                                                               2003        1.000           1.125                      --

   International Portfolio - Class B (7/03)                    2004        1.186           1.356                 132,055
                                                               2003        1.000           1.186                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.166           1.188                   6,977
                                                               2003        1.000           1.166                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.157           1.315                 138,589
                                                               2003        1.000           1.157                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.042                 108,334

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.990           1.013                 521,877
                                                               2003        1.000           0.990                   3,630

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.182           1.328                  71,208
                                                               2003        1.000           1.182                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.997           1.013                 113,691
                                                               2003        1.000           0.997                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.077                 567,783

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.110           1.143                  15,820
                                                               2003        1.000           1.110                     391

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.096                 962,429

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder High Income Portfolio - Class B (7/03)              2004        1.093           1.205                 200,926
                                                               2003        1.000           1.093                   1,129

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.059                 526,320

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.211           1.403                  71,402
                                                               2003        1.000           1.211                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.037                      --
   Scudder Money Market Portfolio - Class B (8/03)             2004        0.992           0.980                 434,342
                                                               2003        1.000           0.992                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.134           1.233                  65,643
                                                               2003        1.000           1.134                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.986           1.050                 307,547
                                                               2003        1.000           0.986                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.217           1.215                  34,590
                                                               2003        1.000           1.217                  54,667

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.054                  19,724

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.065           1.113                  94,278
                                                               2003        1.000           1.065                   5,512

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.160           1.270                 403,848
                                                               2003        1.000           1.160                   9,515

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.131           1.240                  21,352
                                                               2003        1.000           1.131                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.164           1.301                 642,212
                                                               2003        1.000           1.164                   9,483

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.246           1.538                 262,804
                                                               2003        1.000           1.246                  88,505

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.120           1.117                  43,718
                                                               2003        1.000           1.120                   3,341

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.159           1.264                   3,174
                                                               2003        1.000           1.159                   3,274

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.164           1.255                  57,237
                                                               2003        1.000           1.164                   3,306

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.134           1.226                 116,242
                                                               2003        1.000           1.134                  12,472

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.177           1.290                     712
                                                               2003        1.000           1.177                  85,792

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.121           1.224                 150,879
                                                               2003        1.000           1.121                 120,428

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.112           1.226                 146,016
                                                               2003        1.000           1.112                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.124           1.297                  57,376
                                                               2003        1.000           1.124                   5,386

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.195           1.185                  94,902
                                                               2003        1.000           1.195                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.214           1.321                  15,793
                                                               2003        1.000           1.214                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.064           1.091                 187,147
                                                               2003        1.000           1.064                   9,834

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.123           1.191                  94,237
                                                               2003        1.000           1.123                   9,111

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.068           1.296                      --
                                                               2003        1.000           1.068                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.321           1.621                      --
                                                               2003        1.000           1.321                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.239           1.437                      --
                                                               2003        1.000           1.239                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.173           1.317                  33,126
                                                               2003        1.000           1.173                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.127           1.173                      --
                                                               2003        1.000           1.127                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.165           1.497                      --
                                                               2003        1.000           1.165                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.129           1.227                      --
                                                               2003        1.000           1.129                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.116           1.180                      --
                                                               2003        1.000           1.116                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.255           1.518                      --
                                                               2003        1.000           1.255                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.129           1.218                      --
                                                               2003        1.000           1.129                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.124           1.206                      --
                                                               2003        1.000           1.124                      --

   International Portfolio - Class B (7/03)                    2004        1.186           1.355                      --
                                                               2003        1.000           1.186                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.166           1.187                      --
                                                               2003        1.000           1.166                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.157           1.314                      --
                                                               2003        1.000           1.157                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.042                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.989           1.012                      --
                                                               2003        1.000           0.989                      --

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.181           1.327                  61,511
                                                               2003        1.000           1.181                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.997           1.012                      --
                                                               2003        1.000           0.997                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.077                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.109           1.142                      --
                                                               2003        1.000           1.109                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.096                      --

   Scudder High Income Portfolio - Class B (7/03)              2004        1.093           1.204                  32,512
                                                               2003        1.000           1.093                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.059                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.211           1.402                  32,029
                                                               2003        1.000           1.211                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.037                      --
   Scudder Money Market Portfolio - Class B (8/03)             2004        0.991           0.979                      --
                                                               2003        1.000           0.991                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.134           1.232                      --
                                                               2003        1.000           1.134                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.986           1.049                   3,395
                                                               2003        1.000           0.986                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.217           1.214                      --
                                                               2003        1.000           1.217                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.054                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.064           1.112                      --
                                                               2003        1.000           1.064                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.159           1.269                   2,804
                                                               2003        1.000           1.159                      --

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.131           1.239                      --
                                                               2003        1.000           1.131                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.164           1.300                  52,698
                                                               2003        1.000           1.164                      --

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.246           1.537                   2,316
                                                               2003        1.000           1.246                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.119           1.116                      --
                                                               2003        1.000           1.119                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.159           1.263                      --
                                                               2003        1.000           1.159                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.164           1.254                      --
                                                               2003        1.000           1.164                      --

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.133           1.225                      --
                                                               2003        1.000           1.133                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.177           1.288                      --
                                                               2003        1.000           1.177                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.121           1.223                   4,425
                                                               2003        1.000           1.121                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.111           1.225                      --
                                                               2003        1.000           1.111                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.123           1.296                      --
                                                               2003        1.000           1.123                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.195           1.185                      --
                                                               2003        1.000           1.195                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.214           1.320                      --
                                                               2003        1.000           1.214                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.064           1.090                   6,583
                                                               2003        1.000           1.064                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.122           1.190                      --
                                                               2003        1.000           1.122                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.067           1.293                  13,375
                                                               2003        1.000           1.067                  11,440

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.320           1.618                  24,141
                                                               2003        1.000           1.320                  19,667

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.238           1.434                   9,687
                                                               2003        1.000           1.238                   1,309

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.172           1.314                  61,420
                                                               2003        1.000           1.172                  17,258

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.126           1.170                      --
                                                               2003        1.000           1.126                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.164           1.493                  32,674
                                                               2003        1.000           1.164                  20,601

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.128           1.224                      --
                                                               2003        1.000           1.128                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.115           1.177                      --
                                                               2003        1.000           1.115                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.254           1.514                  12,473
                                                               2003        1.000           1.254                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.128           1.215                  63,218
                                                               2003        1.000           1.128                   5,898

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.123           1.203                  14,263
                                                               2003        1.000           1.123                      --

   International Portfolio - Class B (7/03)                    2004        1.185           1.352                  61,387
                                                               2003        1.000           1.185                   8,902

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.165           1.184                     551
                                                               2003        1.000           1.165                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.156           1.311                  34,953
                                                               2003        1.000           1.156                   8,952

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.042                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.989           1.010                 353,817
                                                               2003        1.000           0.989                   9,917

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.180           1.324                   2,957
                                                               2003        1.000           1.180                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.996           1.010                  64,524
                                                               2003        1.000           0.996                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.076                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.108           1.140                  54,686
                                                               2003        1.000           1.108                  14,943

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.095                  48,722

   Scudder High Income Portfolio - Class B (7/03)              2004        1.092           1.201                 103,553
                                                               2003        1.000           1.092                   9,316

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.058                   8,761

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.210           1.399                  11,116
                                                               2003        1.000           1.210                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.037                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.990           0.977                  82,461
                                                               2003        1.000           0.990                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.133           1.229                  13,516
                                                               2003        1.000           1.133                   8,769

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.985           1.047                 280,457
                                                               2003        1.000           0.985                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.216           1.211                   9,123
                                                               2003        1.000           1.216                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                  50,309

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.063           1.110                  76,271
                                                               2003        1.000           1.063                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.158           1.266                 270,327
                                                               2003        1.000           1.158                   9,075

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.130           1.236                  23,319
                                                               2003        1.000           1.130                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.163           1.297                 116,870
                                                               2003        1.000           1.163                   9,146

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.245           1.533                 105,153
                                                               2003        1.000           1.245                   5,703

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.118           1.114                  39,958
                                                               2003        1.000           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.158           1.260                  10,452
                                                               2003        1.000           1.158                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.163           1.251                 125,393
                                                               2003        1.000           1.163                  20,897

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.132           1.222                  86,208
                                                               2003        1.000           1.132                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.176           1.285                      --
                                                               2003        1.000           1.176                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.120           1.221                  15,983
                                                               2003        1.000           1.120                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.110           1.223                      --
                                                               2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.122           1.293                 133,258
                                                               2003        1.000           1.122                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.194           1.182                  18,240
                                                               2003        1.000           1.194                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.213           1.317                  56,611
                                                               2003        1.000           1.213                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.063           1.087                 101,790
                                                               2003        1.000           1.063                  39,445

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.121           1.187                  41,263
                                                               2003        1.000           1.121                  17,947

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.066           1.292                 106,758
                                                               2003        1.000           1.066                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.319           1.616                 166,155
                                                               2003        1.000           1.319                   1,976

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.238           1.433                 114,986
                                                               2003        1.000           1.238                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.172           1.313                 678,153
                                                               2003        1.000           1.172                  24,866

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.125           1.169                  18,238
                                                               2003        1.000           1.125                   4,775

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.164           1.492                 495,080
                                                               2003        1.000           1.164                  36,952

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.128           1.223                  42,676
                                                               2003        1.000           1.128                  14,431

   Capital Growth Portfolio - Class B (8/03)                   2004        1.115           1.176                 239,052
                                                               2003        1.000           1.115                  14,329

   Global Discovery Portfolio - Class B (10/03)                2004        1.253           1.513                 328,732
                                                               2003        1.000           1.253                  12,489

   Growth and Income Portfolio - Class B (7/03)                2004        1.128           1.214                 404,816
                                                               2003        1.000           1.128                  11,810

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.123           1.202                 260,498
                                                               2003        1.000           1.123                  25,001

   International Portfolio - Class B (7/03)                    2004        1.185           1.350                 257,823
                                                               2003        1.000           1.185                  27,401

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.165           1.183                  65,105
                                                               2003        1.000           1.165                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.156           1.310                 563,432
                                                               2003        1.000           1.156                   7,903

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.041                 382,562

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.988           1.009               1,057,469
                                                               2003        1.000           0.988                 101,618

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.180           1.323                 319,331
                                                               2003        1.000           1.180                  23,738

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.995           1.009                 333,059
                                                               2003        1.000           0.995                  51,517

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.076               1,083,858

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.108           1.139                 417,706
                                                               2003        1.000           1.108                  11,986

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.095               1,129,270

   Scudder High Income Portfolio - Class B (7/03)              2004        1.092           1.200                 699,155
                                                               2003        1.000           1.092                  16,024

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.058                 428,366

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.210           1.398                 467,194
                                                               2003        1.000           1.210                  15,460

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --
   Scudder Money Market Portfolio - Class B (8/03)             2004        0.990           0.976                 183,680
                                                               2003        1.000           0.990                 225,779

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.133           1.228                 226,524
                                                               2003        1.000           1.133                  21,235

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.985           1.046                 455,091
                                                               2003        1.000           0.985                   5,361

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.216           1.210                 230,133
                                                               2003        1.000           1.216                  20,588

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.063           1.109                 654,361
                                                               2003        1.000           1.063                  31,204

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.158           1.265               1,104,940
                                                               2003        1.000           1.158                  20,107

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.130           1.235                 338,535
                                                               2003        1.000           1.130                   6,031

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.163           1.296               1,259,728
                                                               2003        1.000           1.163                  29,127

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.245           1.532                 523,723
                                                               2003        1.000           1.245                  26,297

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.118           1.113                 232,600
                                                               2003        1.000           1.118                  23,169

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.157           1.259                  54,416
                                                               2003        1.000           1.157                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.163           1.250                 469,896
                                                               2003        1.000           1.163                  16,699

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.132           1.221               1,582,658
                                                               2003        1.000           1.132                  23,164

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.175           1.284                   4,219
                                                               2003        1.000           1.175                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.120           1.220                 221,717
                                                               2003        1.000           1.120                  16,272

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.110           1.222                   8,281
                                                               2003        1.000           1.110                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.122           1.292                 418,881
                                                               2003        1.000           1.122                  26,263

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.194           1.181                 128,229
                                                               2003        1.000           1.194                   7,465

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.213           1.316                 181,078
                                                               2003        1.000           1.213                  15,825

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.062           1.086                 760,579
                                                               2003        1.000           1.062                  26,830

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.121           1.186                  91,408
                                                               2003        1.000           1.121                   8,789

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.065           1.289                 257,948
                                                               2003        1.000           1.065                  18,475

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.318           1.613                 229,337
                                                               2003        1.000           1.318                  33,045

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.237           1.429                  84,622
                                                               2003        1.000           1.237                   3,003

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.171           1.310                 554,327
                                                               2003        1.000           1.171                  47,089

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.125           1.167                  28,211
                                                               2003        1.000           1.125                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.163           1.489                 678,303
                                                               2003        1.000           1.163                  91,869

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.127           1.220                 196,995
                                                               2003        1.000           1.127                  40,155

   Capital Growth Portfolio - Class B (8/03)                   2004        1.114           1.173                 444,743
                                                               2003        1.000           1.114                  37,389

   Global Discovery Portfolio - Class B (10/03)                2004        1.252           1.510                 274,508
                                                               2003        1.000           1.252                  50,341

   Growth and Income Portfolio - Class B (7/03)                2004        1.127           1.211               1,127,974
                                                               2003        1.000           1.127                  83,511

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.122           1.199                 593,343
                                                               2003        1.000           1.122                  75,808

   International Portfolio - Class B (7/03)                    2004        1.184           1.347                 595,000
                                                               2003        1.000           1.184                  16,378

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.164           1.181                 267,008
                                                               2003        1.000           1.164                  16,621

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.155           1.307               1,170,698
                                                               2003        1.000           1.155                  96,364

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.041                 285,740

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.987           1.007               2,100,789
                                                               2003        1.000           0.987                  13,999

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.179           1.320                 456,849
                                                               2003        1.000           1.179                  84,892

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.995           1.007                 418,300
                                                               2003        1.000           0.995                 130,356

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.076               1,915,919

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.107           1.136                 407,361
                                                               2003        1.000           1.107                  37,888

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.094                 919,471

   Scudder High Income Portfolio - Class B (7/03)              2004        1.091           1.197               1,114,908
                                                               2003        1.000           1.091                  56,597

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.058                 607,758

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.209           1.395                 738,350
                                                               2003        1.000           1.209                  42,984

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.989           0.974                 706,446
                                                               2003        1.000           0.989                  12,106

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.132           1.225                 488,779
                                                               2003        1.000           1.132                  56,974

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.984           1.043               1,000,269
                                                               2003        1.000           0.984                  82,870

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.215           1.207                 451,659
                                                               2003        1.000           1.215                  38,978

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.062           1.106               1,299,927
                                                               2003        1.000           1.062                   3,469

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.157           1.262               1,631,465
                                                               2003        1.000           1.157                 117,089

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.129           1.232                 578,376
                                                               2003        1.000           1.129                  60,581

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.162           1.292               1,223,866
                                                               2003        1.000           1.162                  75,302

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.244           1.528               1,007,495
                                                               2003        1.000           1.244                  80,318

   SVS Eagle Focused Large Cap Growth Portfolio -              2004        1.117           1.110                 618,821
   Class B (8/03)                                              2003        1.000           1.117                  77,535


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.157           1.256                 326,211
                                                               2003        1.000           1.157                  37,274

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.162           1.247                 774,168
                                                               2003        1.000           1.162                  71,711

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.131           1.218                 831,431
                                                               2003        1.000           1.131                  59,411

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.174           1.281                  42,563
                                                               2003        1.000           1.174                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.119           1.217                 470,674
                                                               2003        1.000           1.119                  47,671

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.109           1.219                  78,016
                                                               2003        1.000           1.109                   5,973

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.121           1.289                 481,303
                                                               2003        1.000           1.121                  46,772

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.193           1.178                 288,143
                                                               2003        1.000           1.193                  32,485

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.212           1.313                 604,438
                                                               2003        1.000           1.212                  45,624

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.061           1.084               1,078,538
                                                               2003        1.000           1.061                 158,729

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.120           1.184                 147,049
                                                               2003        1.000           1.120                  46,628

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.065           1.288                      --
                                                               2003        1.000           1.065                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.318           1.611                      --
                                                               2003        1.000           1.318                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.237           1.428                   6,681
                                                               2003        1.000           1.237                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.170           1.309                      --
                                                               2003        1.000           1.170                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.124           1.166                      --
                                                               2003        1.000           1.124                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.163           1.487                  12,828
                                                               2003        1.000           1.163                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.126           1.219                      --
                                                               2003        1.000           1.126                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.114           1.173                      --
                                                               2003        1.000           1.114                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Discovery Portfolio - Class B (10/03)                2004        1.252           1.508                      --
                                                               2003        1.000           1.252                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.126           1.210                  15,697
                                                               2003        1.000           1.126                      --

   Health Sciences Portfolio - Class B (7/03)                  2004        1.122           1.198                      --
                                                               2003        1.000           1.122                      --

   International Portfolio - Class B (7/03)                    2004        1.183           1.346                      --
                                                               2003        1.000           1.183                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.163           1.180                      --
                                                               2003        1.000           1.163                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.154           1.306                      --
                                                               2003        1.000           1.154                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.041                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.987           1.006                      --
                                                               2003        1.000           0.987                      --

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.179           1.319                      --
                                                               2003        1.000           1.179                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.994           1.006                      --
                                                               2003        1.000           0.994                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.075                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.107           1.135                      --
                                                               2003        1.000           1.107                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.094                  55,272

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder High Income Portfolio - Class B (7/03)              2004        1.090           1.196                      --
                                                               2003        1.000           1.090                      --

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.057                      --

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.208           1.393                      --
                                                               2003        1.000           1.208                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.989           0.973                      --
                                                               2003        1.000           0.989                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.131           1.224                      --
                                                               2003        1.000           1.131                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.984           1.043                      --
                                                               2003        1.000           0.984                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.214           1.206                      --
                                                               2003        1.000           1.214                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.062           1.106                      --
                                                               2003        1.000           1.062                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.157           1.261                      --
                                                               2003        1.000           1.157                      --

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.128           1.231                      --
                                                               2003        1.000           1.128                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.161           1.291                      --
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.243           1.527                  12,514
                                                               2003        1.000           1.243                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.117           1.109                      --
                                                               2003        1.000           1.117                      --

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.156           1.255                      --
                                                               2003        1.000           1.156                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.161           1.246                      --
                                                               2003        1.000           1.161                      --

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.131           1.217                      --
                                                               2003        1.000           1.131                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.174           1.280                      --
                                                               2003        1.000           1.174                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.118           1.216                      --
                                                               2003        1.000           1.118                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.109           1.218                      --
                                                               2003        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.121           1.288                      --
                                                               2003        1.000           1.121                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.192           1.177                      --
                                                               2003        1.000           1.192                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.211           1.312                      --
                                                               2003        1.000           1.211                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.061           1.083                  26,400
                                                               2003        1.000           1.061                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.120           1.183                      --
                                                               2003        1.000           1.120                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.000           1.203                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.000           1.165                  15,896

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.000           1.133                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.000           1.117                  50,815

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.000           1.045                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.000           1.213                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.000           1.068                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.000           1.056                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.000           1.197                   6,528

   Growth and Income Portfolio - Class B (7/03)                2004        1.000           1.082                 141,107

   Health Sciences Portfolio - Class B (7/03)                  2004        1.000           1.040                  16,844

   International Portfolio - Class B (7/03)                    2004        1.000           1.139                  18,430

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.000           1.045                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.000           1.112                  46,634

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.040                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        1.000           0.996                  71,133

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.000           1.125                  25,819

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        1.000           1.002                   1,952

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.075                 309,893

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.000           1.043                   9,625

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.094                  72,711

   Scudder High Income Portfolio - Class B (7/03)              2004        1.000           1.085                   8,208

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.057                      --

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.000           1.152                  44,807

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        1.000           0.987                  24,864

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.000           1.067                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        1.000           1.058                  32,132

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.000           1.047                  16,459

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder Total Return Portfolio - Class B (7/03)             2004        1.000           1.034                  76,616

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.000           1.069                  69,501

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.000           1.062                  16,200

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.000           1.116                  18,938

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.000           1.169                  70,133

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.000           1.012                  17,011

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.000           1.106                  15,073

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.000           1.082                  19,155

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.000           1.087                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.000           1.104                     729

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.000           1.102                  49,690

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.000           1.109                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.000           1.142                  27,660

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.000           1.016                  13,198

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.000           1.099                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.000           1.017                  19,844

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.000           1.069                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.064           1.285                  50,899
                                                               2003        1.000           1.064                  29,185

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.317           1.608                  11,897
                                                               2003        1.000           1.317                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.236           1.425                  26,403
                                                               2003        1.000           1.236                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.169           1.305                 152,466
                                                               2003        1.000           1.169                      --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.123           1.163                      --
                                                               2003        1.000           1.123                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.162           1.484                 277,814
                                                               2003        1.000           1.162                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.125           1.216                   9,424
                                                               2003        1.000           1.125                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.113           1.170                   4,931
                                                               2003        1.000           1.113                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.251           1.505                  45,090
                                                               2003        1.000           1.251                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.125           1.207                 365,748
                                                               2003        1.000           1.125                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.121           1.196                  57,274
                                                               2003        1.000           1.121                      --

   International Portfolio - Class B (7/03)                    2004        1.182           1.343                 158,815
                                                               2003        1.000           1.182                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.162           1.177                      --
                                                               2003        1.000           1.162                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.153           1.302                  76,393
                                                               2003        1.000           1.153                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.040                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.986           1.003                 277,697
                                                               2003        1.000           0.986                  59,532

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.178           1.316                  85,426
                                                               2003        1.000           1.178                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.994           1.004                  78,254
                                                               2003        1.000           0.994                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.013           1.075                 119,674

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.106           1.132                 186,872
                                                               2003        1.000           1.106                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.094                 184,960

   Scudder High Income Portfolio - Class B (7/03)              2004        1.090           1.193                 196,509
                                                               2003        1.000           1.090                  92,518

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.057                 591,288

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.207           1.390                 112,799
                                                               2003        1.000           1.207                      --

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.988           0.971                  58,185
                                                               2003        1.000           0.988                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.130           1.221                  88,772
                                                               2003        1.000           1.130                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.983           1.040                 227,178
                                                               2003        1.000           0.983                 179,617

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.213           1.203                  14,463
                                                               2003        1.000           1.213                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                  28,525

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.061           1.103                  28,622
                                                               2003        1.000           1.061                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.156           1.258                 203,026
                                                               2003        1.000           1.156                  28,804

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.127           1.228                  19,512
                                                               2003        1.000           1.127                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.160           1.288                 118,167
                                                               2003        1.000           1.160                  49,593

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.242           1.524                  78,727
                                                               2003        1.000           1.242                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.116           1.107                  65,677
                                                               2003        1.000           1.116                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.155           1.252                      --
                                                               2003        1.000           1.155                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.160           1.243                  34,677
                                                               2003        1.000           1.160                      --

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.130           1.214                 151,691
                                                               2003        1.000           1.130                 133,925

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.173           1.277                  32,757
                                                               2003        1.000           1.173                  31,765

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.117           1.213                  89,822
                                                               2003        1.000           1.117                      --

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.108           1.215                   8,364
                                                               2003        1.000           1.108                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.120           1.285                 173,576
                                                               2003        1.000           1.120                      --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.191           1.174                  93,679
                                                               2003        1.000           1.191                  78,041

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.210           1.309                  87,324
                                                               2003        1.000           1.210                  30,545

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.060           1.080                  53,907
                                                               2003        1.000           1.060                      --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.119           1.180                  13,671
                                                               2003        1.000           1.119                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.000           1.201                   5,843

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.000           1.163                  81,744

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.000           1.131                  17,189

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.000           1.115                 141,356

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2004        1.000           1.043                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.000           1.211                  25,705

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.000           1.067                  11,916

   Capital Growth Portfolio - Class B (8/03)                   2004        1.000           1.055                  12,458

   Global Discovery Portfolio - Class B (10/03)                2004        1.000           1.195                  69,218

   Growth and Income Portfolio - Class B (7/03)                2004        1.000           1.080                  45,528

   Health Sciences Portfolio - Class B (7/03)                  2004        1.000           1.038                  57,585

   International Portfolio - Class B (7/03)                    2004        1.000           1.137                  21,487

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.000           1.044                  15,118

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.000           1.111                  76,385

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.039                  13,051

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        1.000           0.995                  63,366

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.000           1.123                  93,885

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        1.000           1.000                  75,514

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.012           1.074                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.000           1.042                  10,816

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.017           1.093                      --

   Scudder High Income Portfolio - Class B (7/03)              2004        1.000           1.084                 119,584

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.010           1.056                  97,069

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.000           1.150                  15,595

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        1.000           0.985                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.000           1.065                  31,644

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        1.000           1.056                  17,881

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.000           1.045                  57,561

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.000           1.032                  20,852

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.000           1.068                  97,222

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.000           1.060                  76,483

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.000           1.114                  95,210

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.000           1.167                 175,402

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.000           1.011                  75,942

   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.000           1.104                  31,673

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.000           1.080                 126,409

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.000           1.085                   8,048

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.000           1.102                   2,488

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.000           1.101                  67,436

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.000           1.107                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.000           1.140                  25,235

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.000           1.015                  21,726

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.000           1.097                  14,670

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.000           1.016                  35,321

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.000           1.067                  29,176

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (8/03)                              2004        1.063           1.281                      --
                                                               2003        1.000           1.063                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2004        1.315           1.603                     402
                                                               2003        1.000           1.315                      --

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.234           1.420                      --
                                                               2003        1.000           1.234                      --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.168           1.301                  11,044
                                                               2003        1.000           1.168                   9,350

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc. - Service
   Shares (9/03)                                               2004        1.122           1.159                      --
                                                               2003        1.000           1.122                      --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.160           1.479                   3,415
                                                               2003        1.000           1.160                      --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2004        1.124           1.213                      --
                                                               2003        1.000           1.124                      --

   Capital Growth Portfolio - Class B (8/03)                   2004        1.112           1.166                      --
                                                               2003        1.000           1.112                      --

   Global Discovery Portfolio - Class B (10/03)                2004        1.249           1.500                   3,664
                                                               2003        1.000           1.249                      --

   Growth and Income Portfolio - Class B (7/03)                2004        1.124           1.204                   4,385
                                                               2003        1.000           1.124                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.119           1.192                     500
                                                               2003        1.000           1.119                      --

   International Portfolio - Class B (7/03)                    2004        1.181           1.339                   3,933
                                                               2003        1.000           1.181                      --

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (12/03)       2004        1.161           1.173                      --
                                                               2003        1.000           1.161                      --

   Scudder Blue Chip Portfolio - Class B (8/03)                2004        1.152           1.298                   8,191
                                                               2003        1.000           1.152                      --

   Scudder Conservative Income Strategy Portfolio -
   Class B (9/04)                                              2004        1.009           1.039                      --

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.985           1.000                      --
                                                               2003        1.000           0.985                      --

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2004        1.176           1.312                     475
                                                               2003        1.000           1.176                      --

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.992           1.000                      --
                                                               2003        1.000           0.992                      --

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.012           1.074                      --

   Scudder Growth Portfolio - Class B (8/03)                   2004        1.105           1.129                      --
                                                               2003        1.000           1.105                      --

   Scudder Growth Strategy Portfolio - Class B (9/04)          2004        1.016           1.093                      --

   Scudder High Income Portfolio - Class B (7/03)              2004        1.088           1.190                  17,557
                                                               2003        1.000           1.088                  10,048

   Scudder Income & Growth Strategy Portfolio -
   Class B (9/04)                                              2004        1.009           1.056                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.206           1.386                   9,682
                                                               2003        1.000           1.206                   9,226

   Scudder Mercury Large Cap Core Portfolio (12/04)            2004        1.000           1.036                      --

   Scudder Money Market Portfolio - Class B (8/03)             2004        0.987           0.968                      --
                                                               2003        1.000           0.987                      --

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.129           1.217                     526
                                                               2003        1.000           1.129                      --

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.982           1.037                   7,030
                                                               2003        1.000           0.982                      --

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.212           1.199                      --
                                                               2003        1.000           1.212                      --

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                      --

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.060           1.099                   7,993
                                                               2003        1.000           1.060                      --

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.154           1.254                   4,067
                                                               2003        1.000           1.154                      --

   SVS Dreman Financial Services Portfolio - Class B (8/03)    2004        1.126           1.225                     490
                                                               2003        1.000           1.126                      --

   SVS Dreman High Return Equity Portfolio - Class B (8/03)    2004        1.159           1.284                  12,985
                                                               2003        1.000           1.159                   9,821

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.241           1.519                   4,928
                                                               2003        1.000           1.241                      --

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (8/03)                                              2004        1.115           1.103                      --
                                                               2003        1.000           1.115                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Focus Value & Growth Portfolio - Class B (10/03)        2004        1.154           1.248                      --
                                                               2003        1.000           1.154                      --

   SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2004        1.159           1.239                  22,945
                                                               2003        1.000           1.159                   9,768

   SVS Index 500 Portfolio - Class B (7/03)                    2004        1.128           1.211                      --
                                                               2003        1.000           1.128                      --

   SVS INVESCO Dynamic Growth Portfolio - Class B (8/03)       2004        1.172           1.274                      --
                                                               2003        1.000           1.172                      --

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.116           1.209                  19,876
                                                               2003        1.000           1.116                  19,876

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.107           1.211                      --
                                                               2003        1.000           1.107                      --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2004        1.119           1.281                  11,265
                                                               2003        1.000           1.119                   9,819

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.190           1.171                  75,702
                                                               2003        1.000           1.190                      --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.209           1.305                  68,970
                                                               2003        1.000           1.209                      --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.059           1.077                  20,297
                                                               2003        1.000           1.059                  20,297

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2004        1.118           1.176                      --
                                                               2003        1.000           1.118                      --

                                      NOTES

Effective "10/15/2004" INVESCO VIF - Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                           TIC SEPARATE ACCOUNT ELEVEN
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                  HIGH
                                            CAPITAL               YIELD                MANAGED                MONEY
                                         APPRECIATION             BOND                  ASSETS               MARKET
                                             FUND                 TRUST                 TRUST               PORTFOLIO
                                         ------------           ----------            ----------            ----------
ASSETS:
  Investments at market value:            $1,641,132            $1,552,575            $1,284,270            $9,470,052

  Receivables:
    Dividends ................                    --                    --                    --                 8,209
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,641,132             1,552,575             1,284,270             9,478,261
                                          ----------            ----------            ----------            ----------

LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,641,132            $1,552,575            $1,284,270            $9,478,261
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 AIM V.I.
                                           AIM V.I.               MID CAP                                ALLIANCEBERNSTEIN
                                            CAPITAL                CORE                                       PREMIER
                                         APPRECIATION             EQUITY               AIM V.I.               GROWTH
                                            FUND -                FUND -              UTILITIES             PORTFOLIO -
                                           SERIES II             SERIES II               FUND                 CLASS B
                                         ------------           ----------            ----------         -----------------
ASSETS:
  Investments at market value:            $3,033,533            $1,477,542            $  677,284            $1,570,446

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             3,033,533             1,477,542               677,284             1,570,446
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $3,033,533            $1,477,542            $  677,284            $1,570,446
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                    CREDIT              CREDIT
     GLOBAL                                                         SUISSE              SUISSE              DELAWARE
     GROWTH               GROWTH           GROWTH-INCOME           EMERGING           TRUSTGLOBAL           VIP REIT
     FUND -               FUND -              FUND -               MARKETS           POST-VENTURE           SERIES -
     CLASS 2              CLASS 2             CLASS 2             PORTFOLIO             CAPITAL             STANDARD
     SHARES               SHARES              SHARES                TRUST              PORTFOLIO             CLASS
  -----------          -----------         -------------         -----------         ------------          -----------
  $ 6,038,383          $19,010,640          $16,338,475          $   948,563          $   417,000          $ 5,828,342

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    6,038,383           19,010,640           16,338,475              948,563              417,000            5,828,342
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 6,038,383          $19,010,640          $16,338,475          $   948,563          $   417,000          $ 5,828,342
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 DREYFUS
                                           DREYFUS              SOCIALLY                                   DREYFUS VIF
                                           MIDCAP              RESPONSIBLE           DREYFUS VIF           DEVELOPING
                                            STOCK                GROWTH              APPRECIATION            LEADERS
                                         PORTFOLIO -           FUND, INC.-           PORTFOLIO -           PORTFOLIO -
                                           SERVICE               SERVICE               INITIAL               INITIAL
                                           SHARES                SHARES                 SHARES               SHARES
                                         -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $3,081,649            $   76,841            $1,048,118            $3,977,455

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             3,081,649                76,841             1,048,118             3,977,455
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $3,081,649            $   76,841            $1,048,118            $3,977,455
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    FRANKLIN                                                     TEMPLETON
     RISING                                   MUTUAL             DEVELOPING            TEMPLETON           TEMPLETON
    DIVIDENDS            FRANKLIN             SHARES              MARKETS               FOREIGN              GROWTH
   SECURITIES            SMALL CAP          SECURITIES           SECURITIES           SECURITIES           SECURITIES
     FUND -               FUND -              FUND -               FUND -               FUND -               FUND -
     CLASS 2              CLASS 2             CLASS 2             CLASS 2               CLASS 2             CLASS 2
     SHARES               SHARES              SHARES               SHARES               SHARES               SHARES
  -----------          -----------          -----------          -----------          -----------          -----------
  $ 6,023,145          $ 2,564,475          $ 2,256,711          $ 3,128,289          $ 5,238,629          $ 4,709,370

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    6,023,145            2,564,475            2,256,711            3,128,289            5,238,629            4,709,370
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 6,023,145          $ 2,564,475          $ 2,256,711          $ 3,128,289          $ 5,238,629          $ 4,709,370
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  SALOMON              SALOMON                SALOMON
                                                                 BROTHERS              BROTHERS              BROTHERS
                                                                 VARIABLE              VARIABLE              VARIABLE
                                            EQUITY              AGGRESSIVE            AGGRESSIVE             GROWTH &
                                             INDEX                GROWTH                GROWTH                INCOME
                                          PORTFOLIO -             FUND -                FUND -                FUND -
                                           CLASS II               CLASS I              CLASS II               CLASS I
                                            SHARES                SHARES                SHARES                SHARES
                                          -----------          -----------            ----------            ----------
ASSETS:
  Investments at market value:            $6,722,164            $2,974,707            $3,257,287            $1,133,881

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             6,722,164             2,974,707             3,257,287             1,133,881
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $6,722,164            $2,974,707            $3,257,287            $1,133,881
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                       GLOBAL LIFE            GLOBAL              WORLDWIDE
   BALANCED             SCIENCES            TECHNOLOGY              GROWTH              LAZARD
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          RETIREMENT           GROWTH AND
    SERVICE              SERVICE              SERVICE              SERVICE             SMALL CAP             INCOME
    SHARES               SHARES               SHARES                SHARES             PORTFOLIO           PORTFOLIO
  -----------          -----------          -----------          -----------          -----------          -----------
  $   310,009          $   209,413          $   381,138          $   135,813          $ 2,160,748          $ 4,334,007

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      310,009              209,413              381,138              135,813            2,160,748            4,334,007
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   310,009          $   209,413          $   381,138          $   135,813          $ 2,160,748          $ 4,334,007
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  MERRILL              MERRILL              OPPENHEIMER
                                                                   LYNCH                LYNCH                 CAPITAL
                                                                  GLOBAL                VALUE              APPRECIATION
                                            MID-CAP             ALLOCATION          OPPORTUNITIES            FUND/VA -
                                             VALUE              V.I. FUND -          V.I. FUND -              SERVICE
                                           PORTFOLIO             CLASS III            CLASS III               SHARES
                                          ----------            -----------         -------------          ------------
ASSETS:
  Investments at market value:            $4,700,544            $1,337,374            $1,761,012            $2,595,301

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             4,700,544             1,337,374             1,761,012             2,595,301
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $4,700,544            $1,337,374            $1,761,012            $2,595,301
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

   OPPENHEIMER         OPPENHEIMER                                                      PIONEER
     GLOBAL               MAIN                 REAL                 TOTAL               AMERICA              PIONEER
   SECURITIES            STREET               RETURN                RETURN            INCOME VCT           BALANCED VCT
    FUND/VA -           FUND/VA -           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     SERVICE             SERVICE          ADMINISTRATIVE        ADMINISTRATIVE         CLASS II              CLASS II
     SHARES              SHARES                CLASS                CLASS               SHARES                SHARES
  -----------          -----------        --------------        --------------        -----------          ------------
  $ 3,977,028          $ 1,539,949          $ 4,666,506          $ 8,894,404          $ 3,730,294          $ 2,630,092

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    3,977,028            1,539,949            4,666,506            8,894,404            3,730,294            2,630,092
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 3,977,028          $ 1,539,949          $ 4,666,506          $ 8,894,404          $ 3,730,294          $ 2,630,092
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            PIONEER               PIONEER
                                           EMERGING               EQUITY               PIONEER               PIONEER
                                          MARKETS VCT           INCOME VCT            EUROPE VCT            FUND VCT
                                          PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                           CLASS II              CLASS II              CLASS II             CLASS II
                                            SHARES                SHARES                SHARES               SHARES
                                          -----------           -----------          -----------           -----------
ASSETS:
  Investments at market value:            $2,727,756            $4,139,907            $  326,140            $4,598,376

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,727,756             4,139,907               326,140             4,598,376
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,727,756            $4,139,907            $  326,140            $4,598,376
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                        PIONEER              PIONEER
    PIONEER              PIONEER              PIONEER              PIONEER             OAK RIDGE               PAPP
    GROWTH              HIGH YIELD         INTERNATIONAL           MID CAP             LARGE CAP         AMERICA-PACIFIC
  SHARES VCT               VCT               VALUE VCT            VALUE VCT           GROWTH VCT             RIM FUND
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -             VCT -
   CLASS II             CLASS II             CLASS II              CLASS II            CLASS II              CLASS II
    SHARES               SHARES               SHARES                SHARES              SHARES                SHARES
  -----------          -----------          -----------          -----------          -----------        ---------------
  $   961,981          $ 7,686,240          $   752,464          $ 4,111,789          $ 1,589,196          $   474,747

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      961,981            7,686,240              752,464            4,111,789            1,589,196              474,747
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   961,981          $ 7,686,240          $   752,464          $ 4,111,789          $ 1,589,196          $   474,747
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            PIONEER
                                             PAPP                                                             PIONEER
                                            SMALL &               PIONEER               PIONEER                SMALL
                                            MID CAP             REAL ESTATE            SMALL CAP              COMPANY
                                          GROWTH VCT            SHARES VCT             VALUE VCT                VCT
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                           CLASS II              CLASS II               CLASS II             CLASS II
                                            SHARES                SHARES                 SHARES               SHARES
                                          -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $  849,620            $3,136,597            $2,314,271            $  326,790

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               849,620             3,136,597             2,314,271               326,790
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  849,620            $3,136,597            $2,314,271            $  326,790
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    PIONEER
   STRATEGIC             PIONEER                                  PUTNAM VT
    INCOME                VALUE             PUTNAM VT             SMALL CAP
      VCT                  VCT            INTERNATIONAL             VALUE
  PORTFOLIO -          PORTFOLIO -        EQUITY FUND -             FUND -              ALL CAP             INVESTORS
   CLASS II             CLASS II            CLASS IB               CLASS IB             FUND -                FUND -
    SHARES               SHARES              SHARES                 SHARES              CLASS I              CLASS I
  -----------          -----------        -------------          -----------          -----------          -----------
  $ 8,226,407          $ 3,320,556          $   481,861          $ 6,158,867          $ 2,644,380          $ 1,743,194

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    8,226,407            3,320,556              481,861            6,158,867            2,644,380            1,743,194
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 8,226,407          $ 3,320,556          $   481,861          $ 6,158,867          $ 2,644,380          $ 1,743,194
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                             SCUDDER
                                           LARGE CAP            SMALL CAP               TOTAL              REAL ESTATE
                                            GROWTH               GROWTH                 RETURN             SECURITIES
                                            FUND -               FUND -                 FUND -             PORTFOLIO -
                                            CLASS I              CLASS I               CLASS II              CLASS B
                                          ----------            ----------            ----------           -----------
ASSETS:
  Investments at market value:            $1,722,589            $2,521,803            $1,332,960            $3,104,497

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,722,589             2,521,803             1,332,960             3,104,497
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,722,589            $2,521,803            $1,332,960            $3,104,497
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  21ST CENTURY           CAPITAL              GLOBAL              GROWTH AND            HEALTH
     GROWTH              GROWTH              DISCOVERY              INCOME             SCIENCES           INTERNATIONAL
   PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B             CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
  ------------         -----------          -----------          -----------          -----------         -------------
  $   352,911          $   928,842          $ 1,225,403          $ 3,052,628          $ 1,476,533          $ 1,788,152

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      352,911              928,842            1,225,403            3,052,628            1,476,533            1,788,152
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   352,911          $   928,842          $ 1,225,403          $ 3,052,628          $ 1,476,533          $ 1,788,152
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                        SCUDDER
                                            SCUDDER                                   CONSERVATIVE            SCUDDER
                                          AGGRESSIVE              SCUDDER                INCOME                FIXED
                                            GROWTH               BLUE CHIP              STRATEGY              INCOME
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                            CLASS B               CLASS B               CLASS B               CLASS B
                                          -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $  486,051            $3,006,088            $  914,533            $5,159,298

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               486,051             3,006,088               914,533             5,159,298
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  486,051            $3,006,088            $  914,533            $5,159,298
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         SCUDDER                                                                             SCUDDER
    SCUDDER             GROWTH &                                   SCUDDER                                   INCOME &
    GLOBAL               INCOME               SCUDDER               GROWTH              SCUDDER               GROWTH
   BLUE CHIP            STRATEGY              GROWTH               STRATEGY           HIGH INCOME            STRATEGY
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
  -----------          -----------          -----------          -----------          -----------          -----------
  $ 1,531,539          $ 4,398,214          $ 1,292,620          $ 4,851,623          $ 3,273,980          $ 2,431,235

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    1,531,539            4,398,214            1,292,620            4,851,623            3,273,980            2,431,235
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 1,531,539          $ 4,398,214          $ 1,292,620          $ 4,851,623          $ 3,273,980          $ 2,431,235
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  SCUDDER
                                            SCUDDER               MERCURY              SCUDDER               SCUDDER
                                         INTERNATIONAL           LARGE CAP              MONEY               SMALL CAP
                                         SELECT EQUITY             CORE                 MARKET               GROWTH
                                          PORTFOLIO -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -
                                            CLASS B               CLASS B              CLASS B               CLASS B
                                         -------------          -----------          -----------           -----------
ASSETS:
  Investments at market value:            $2,192,239            $   57,632            $2,309,217            $1,184,640

  Receivables:
    Dividends ................                    --                    --                 1,426                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,192,239                57,632             2,310,643             1,184,640
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,192,239            $   57,632            $2,310,643            $1,184,640
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SCUDDER                                     SVS                  SVS
    SCUDDER              SCUDDER             TEMPLETON             SCUDDER               DAVIS                DREMAN
   STRATEGIC           TECHNOLOGY             FOREIGN               TOTAL               VENTURE             FINANCIAL
    INCOME               GROWTH                VALUE                RETURN               VALUE               SERVICES
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
  -----------          -----------          -----------          -----------          -----------          -----------
  $ 2,605,336          $   975,891          $   103,820          $ 2,622,464          $ 5,179,508          $ 1,499,586

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    2,605,336              975,891              103,820            2,622,464            5,179,508            1,499,586
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 2,605,336          $   975,891          $   103,820          $ 2,622,464          $ 5,179,508          $ 1,499,586
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          SVS
                                              SVS                   SVS                  EAGLE                 SVS
                                            DREMAN                DREMAN                FOCUSED               FOCUS
                                          HIGH RETURN            SMALL CAP             LARGE CAP             VALUE &
                                            EQUITY                 VALUE                 GROWTH              GROWTH
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
                                            CLASS B               CLASS B               CLASS B              CLASS B
                                          -----------           -----------           -----------          -----------
ASSETS:
  Investments at market value:            $5,840,609            $3,799,537            $1,275,886            $  568,631

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             5,840,609             3,799,537             1,275,886               568,631
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $5,840,609            $3,799,537            $1,275,886            $  568,631
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    SCUDDER                                                          SVS                  SVS                  SVS
 GOVERNMENT &            SCUDDER                                   INVESCO               JANUS                JANUS
    AGENCY              LARGE CAP               SVS                DYNAMIC            GROWTH AND              GROWTH
  SECURITIES              VALUE              INDEX 500              GROWTH              INCOME            OPPORTUNITIES
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
 ------------          -----------          -----------          -----------          -----------         -------------
  $ 1,234,171          $ 2,291,095          $ 3,624,092          $   129,500          $ 1,382,582          $   309,958

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    1,234,171            2,291,095            3,624,092              129,500            1,382,582              309,958
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 1,234,171          $ 2,291,095          $ 3,624,092          $   129,500          $ 1,382,582          $   309,958
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          SVS                  ALGER
                                            SVS MFS               SVS OAK                TURNER              AMERICAN
                                           STRATEGIC             STRATEGIC              MID CAP              BALANCED
                                             VALUE                EQUITY                 GROWTH             PORTFOLIO -
                                          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -             CLASS S
                                            CLASS B               CLASS B               CLASS B               SHARES
                                          -----------           -----------           -----------           -----------
ASSETS:
  Investments at market value:            $2,026,978            $  955,307            $1,451,325            $3,008,323

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             2,026,978               955,307             1,451,325             3,008,323
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $2,026,978            $  955,307            $1,451,325            $3,008,323
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     ALGER
   AMERICAN
   LEVERAGED
    ALLCAP                                  DISCIPLINED
  PORTFOLIO -          CONVERTIBLE            MID CAP               EQUITY             FEDERATED            FEDERATED
    CLASS S            SECURITIES              STOCK                INCOME            HIGH YIELD              STOCK
    SHARES              PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  -----------          -----------          -----------          -----------          -----------          -----------
  $   596,156          $ 2,189,798          $ 2,703,763          $ 4,537,196          $ 2,914,820          $   469,455

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      596,156            2,189,798            2,703,763            4,537,196            2,914,820              469,455
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   596,156          $ 2,189,798          $ 2,703,763          $ 4,537,196          $ 2,914,820          $   469,455
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                       MERRILL
                                                                 LAZARD                 LYNCH                  MFS
                                                              INTERNATIONAL           LARGE CAP             EMERGING
                                          LARGE CAP               STOCK                  CORE                GROWTH
                                          PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          ----------          -------------           ----------            ----------
ASSETS:
  Investments at market value:            $1,274,679            $1,577,082            $1,345,622            $1,188,979

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,274,679             1,577,082             1,345,622             1,188,979
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,274,679            $1,577,082            $1,345,622            $1,188,979
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      MFS                                                           SOCIAL             TRAVELERS               U.S.
    MID CAP                MFS                PIONEER             AWARENESS             QUALITY             GOVERNMENT
    GROWTH                VALUE                FUND                 STOCK                BOND               SECURITIES
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  -----------          -----------          -----------          -----------          -----------          -----------
  $ 1,679,176          $ 1,495,099          $   374,110          $   278,459          $ 4,757,849          $ 1,640,568

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    1,679,176            1,495,099              374,110              278,459            4,757,849            1,640,568
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 1,679,176          $ 1,495,099          $   374,110          $   278,459          $ 4,757,849          $ 1,640,568
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                SB
                                                                                                            ADJUSTABLE
                                                                                                               RATE
                                                                                        PIONEER               INCOME
                                          AIM CAPITAL               MFS                STRATEGIC            PORTFOLIO -
                                         APPRECIATION          TOTAL RETURN              INCOME               CLASS I
                                           PORTFOLIO             PORTFOLIO             PORTFOLIO              SHARES
                                         ------------          ------------           ----------            -----------
ASSETS:
  Investments at market value:            $1,179,598            $12,337,991           $2,263,437            $1,515,006

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             1,179,598            12,337,991             2,263,437             1,515,006
                                          ----------            ----------            ----------            ----------


LIABILITIES:

      Total Liabilities ......                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $1,179,598            $12,337,991           $2,263,437            $1,515,006
                                          ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                        DYNAMIC
                                                                                        CAPITAL
                        COMSTOCK            ENTERPRISE          CONTRAFUND(R)         APPRECIATION           MID CAP
    STRATEGIC          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     EQUITY             CLASS II             CLASS II              SERVICE              SERVICE              SERVICE
    PORTFOLIO            SHARES               SHARES               CLASS 2              CLASS 2              CLASS 2
  -----------          -----------          -----------          -----------          -----------          -----------
  $   448,267          $ 4,943,758          $   151,697          $ 5,658,170          $   453,650          $ 8,104,708

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      448,267            4,943,758              151,697            5,658,170              453,650            8,104,708
  -----------          -----------          -----------          -----------          -----------          -----------

           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

  $   448,267          $ 4,943,758          $   151,697          $ 5,658,170          $   453,650          $ 8,104,708
  ===========          ===========          ===========          ===========          ===========          ===========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            COMBINED
                                          ------------
ASSETS:
  Investments at market value:            $372,974,648

  Receivables:
    Dividends ................                   9,635
                                          ------------

      Total Assets ...........             372,984,283
                                          ------------


LIABILITIES:

      Total Liabilities ......                      --
                                          ------------

NET ASSETS:                               $372,984,283
                                          ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          CAPITAL            HIGH YIELD           MANAGED             MONEY
                                                        APPRECIATION            BOND              ASSETS              MARKET
                                                            FUND                TRUST              TRUST            PORTFOLIO
                                                         ---------           ---------           ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $ 101,188           $  26,702          $  63,084
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              7,149               5,232               5,936             87,521
  Administrative fees .........................                628                 475                 527              7,462
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              7,777               5,707               6,463             94,983
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             (7,777)             95,481              20,239            (31,899)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                   2               9,883                 --
    Realized gain (loss) on sale of investments              1,051                  44                 336                 --
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................              1,051                  46              10,219                 --
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            158,437             (50,761)             39,683                 --
                                                         ---------           ---------           ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 151,711           $  44,766           $  70,141          $ (31,899)
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          AIM V.I.           AIM V.I.                           ALLIANCEBERNSTEIN
                                                          CAPITAL             MID CAP                                PREMIER
                                                        APPRECIATION        CORE EQUITY          AIM V.I.             GROWTH
                                                           FUND -             FUND -             UTILITIES         PORTFOLIO -
                                                         SERIES II           SERIES II             FUND              CLASS B
                                                        ------------        -----------          ---------      -----------------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $     299           $   2,770          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             20,075              11,411               4,903             14,469
  Administrative fees .........................              1,738                 981                 400              1,267
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             21,813              12,392               5,303             15,736
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (21,813)            (12,093)             (2,533)           (15,736)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              60,765                  --                 --
    Realized gain (loss) on sale of investments               (852)              3,156                 979             (3,016)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................               (852)             63,921                 979             (3,016)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            207,447              49,831              86,305            122,937
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 184,782           $ 101,659           $  84,751          $ 104,185
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      GLOBAL                                                    CREDIT SUISSE         CREDIT SUISSE          DELAWARE
      GROWTH               GROWTH           GROWTH-INCOME           TRUST             TRUST GLOBAL           VIP REIT
      FUND -               FUND -              FUND -              EMERGING           POST-VENTURE           SERIES -
      CLASS 2              CLASS 2             CLASS 2             MARKETS               CAPITAL             STANDARD
      SHARES               SHARES              SHARES             PORTFOLIO             PORTFOLIO             CLASS
  -------------        -------------        -------------       -------------        -------------        -------------
  $       3,704        $      22,805        $     105,377       $       1,616        $          --        $       6,099
  -------------        -------------        -------------       -------------        -------------        -------------

         31,439              102,503               84,683               7,528                3,343               28,277
          2,665                8,632                7,124                 611                  272                2,428
  -------------        -------------        -------------       -------------        -------------        -------------

         34,104              111,135               91,807               8,139                3,615               30,705
  -------------        -------------        -------------       -------------        -------------        -------------

        (30,400)             (88,330)              13,570              (6,523)              (3,615)             (24,606)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                6,319
          2,265                  535                1,234               2,148               (1,737)               1,106
  -------------        -------------        -------------       -------------        -------------        -------------

          2,265                  535                1,234               2,148               (1,737)               7,425
  -------------        -------------        -------------       -------------        -------------        -------------

        501,400            1,542,832              915,740             137,149               49,589              678,972
  -------------        -------------        -------------       -------------        -------------        -------------

  $     473,265        $   1,455,037        $     930,544       $     132,774        $      44,237        $     661,791
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          DREYFUS             DREYFUS
                                                           MIDCAP            SOCIALLY                              DREYFUS VIF
                                                           STOCK            RESPONSIBLE         DREYFUS VIF         DEVELOPING
                                                        PORTFOLIO -        GROWTH FUND,        APPRECIATION          LEADERS
                                                          SERVICE              INC. -           PORTFOLIO -        PORTFOLIO -
                                                           SHARES         SERVICE SHARES      INITIAL SHARES      INITIAL SHARES
                                                        -----------       --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................          $   5,103           $     113           $  15,411          $   7,156
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             24,079               1,558               7,904             28,806
  Administrative fees .........................              2,018                 141                 695              2,437
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             26,097               1,699               8,599             31,243
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (20,994)             (1,586)              6,812            (24,087)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             68,972                  --                  --                 --
    Realized gain (loss) on sale of investments              8,268               3,693                 462                  7
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             77,240               3,693                 462                  7
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            252,095               2,466              28,523            294,359
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 308,341           $   4,573           $  35,797          $ 270,279
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     FRANKLIN                                                     TEMPLETON
      RISING                                   MUTUAL             DEVELOPING            TEMPLETON           TEMPLETON
     DIVIDENDS            FRANKLIN             SHARES              MARKETS               FOREIGN              GROWTH
    SECURITIES            SMALL CAP          SECURITIES           SECURITIES           SECURITIES           SECURITIES
      FUND -               FUND -              FUND -               FUND -               FUND -               FUND -
      CLASS 2              CLASS 2             CLASS 2             CLASS 2               CLASS 2             CLASS 2
      SHARES               SHARES              SHARES               SHARES               SHARES               SHARES
  -------------        -------------        -------------       -------------        -------------        -------------
  $       4,851        $          --        $       2,622       $      15,158        $       8,496        $      14,592
  -------------        -------------        -------------       -------------        -------------        -------------

         32,175               17,660               12,277              16,868               26,081               28,531
          2,747                1,527                  995               1,487                2,232                2,457
  -------------        -------------        -------------       -------------        -------------        -------------

         34,922               19,187               13,272              18,355               28,313               30,988
  -------------        -------------        -------------       -------------        -------------        -------------

        (30,071)             (19,187)             (10,650)             (3,197)             (19,817)             (16,396)
  -------------        -------------        -------------       -------------        -------------        -------------

          9,552                   --                   --                  --                   --                   --
         (1,871)                 939                1,172               1,288                1,012                  683
  -------------        -------------        -------------       -------------        -------------        -------------

          7,681                  939                1,172               1,288                1,012                  683
  -------------        -------------        -------------       -------------        -------------        -------------

        341,208              190,638              152,814             435,216              472,848              400,718
  -------------        -------------        -------------       -------------        -------------        -------------

  $     318,818        $     172,390        $     143,336       $     433,307        $     454,043        $     385,005
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               SALOMON             SALOMON           SALOMON
                                                                              BROTHERS            BROTHERS           BROTHERS
                                                                              VARIABLE            VARIABLE           VARIABLE
                                                           EQUITY            AGGRESSIVE          AGGRESSIVE          GROWTH &
                                                           INDEX               GROWTH              GROWTH             INCOME
                                                        PORTFOLIO -            FUND -              FUND -             FUND -
                                                          CLASS II             CLASS I            CLASS II           CLASS I
                                                           SHARES              SHARES              SHARES             SHARES
                                                        -----------          ----------          ----------         ---------
INVESTMENT INCOME:
  Dividends ...................................          $  84,221           $      --           $      --          $   9,225
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             47,050              18,608              23,563              7,257
  Administrative fees .........................              3,990               1,575               2,043                646
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             51,040              20,183              25,606              7,903
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             33,181             (20,183)            (25,606)             1,322
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments              7,714               5,164              (1,491)               126
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................              7,714               5,164              (1,491)               126
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            412,757             197,341             195,249             60,173
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 453,652           $ 182,322           $ 168,152          $  61,621
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        GLOBAL LIFE            GLOBAL             WORLDWIDE
    BALANCED             SCIENCES            TECHNOLOGY             GROWTH              LAZARD
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          RETIREMENT            GROWTH AND
     SERVICE              SERVICE              SERVICE             SERVICE             SMALL CAP              INCOME
     SHARES               SHARES               SHARES               SHARES             PORTFOLIO            PORTFOLIO
  -------------        -------------        -------------       -------------        -------------        -------------
  $       6,281        $          --        $          --       $       1,122        $          --        $      31,378
  -------------        -------------        -------------       -------------        -------------        -------------

          3,652                2,392                3,258               1,632               13,543               25,335
            300                  196                  282                 142                1,120                2,084
  -------------        -------------        -------------       -------------        -------------        -------------

          3,952                2,588                3,540               1,774               14,663               27,419
  -------------        -------------        -------------       -------------        -------------        -------------

          2,329               (2,588)              (3,540)               (652)             (14,663)               3,959
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --               31,897
            102                  (18)                (290)                 40                1,274                1,594
  -------------        -------------        -------------       -------------        -------------        -------------

            102                  (18)                (290)                 40                1,274               33,491
  -------------        -------------        -------------       -------------        -------------        -------------

         15,992               10,294               22,851               4,548              214,246              277,402
  -------------        -------------        -------------       -------------        -------------        -------------

  $      18,423        $       7,688        $      19,021       $       3,936        $     200,857        $     314,852
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              MERRILL             MERRILL          OPPENHEIMER
                                                                               LYNCH               LYNCH             CAPITAL
                                                                              GLOBAL               VALUE           APPRECIATION
                                                          MID-CAP           ALLOCATION         OPPORTUNITIES        FUND/VA -
                                                           VALUE            V.I. FUND -         V.I. FUND -          SERVICE
                                                         PORTFOLIO           CLASS III           CLASS III            SHARES
                                                         ---------          -----------        -------------       ------------
INVESTMENT INCOME:
  Dividends ...................................          $  10,852           $  40,329           $      --          $     637
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             23,383               3,289               8,229             16,316
  Administrative fees .........................              2,021                 257                 677              1,450
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             25,404               3,546               8,906             17,766
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (14,552)             36,783              (8,906)           (17,129)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             55,283                  --             466,143                 --
    Realized gain (loss) on sale of investments              1,182                  20                 316                (46)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             56,465                  20             466,459                (46)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            392,271              24,537            (313,747)           142,506
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 434,184           $  61,340           $ 143,806          $ 125,331
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    OPPENHEIMER                                                                         PIONEER
      GLOBAL             OPPENHEIMER                                                    AMERICA             PIONEER
    SECURITIES           MAIN STREET         REAL RETURN         TOTAL RETURN         INCOME VCT          BALANCED VCT
     FUND/VA -            FUND/VA -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
      SERVICE              SERVICE         ADMINISTRATIVE       ADMINISTRATIVE         CLASS II             CLASS II
      SHARES               SHARES               CLASS               CLASS               SHARES               SHARES
  -------------        -------------       --------------       --------------       -------------        -------------
  $       4,831        $          --        $      24,069       $      70,294        $      61,847        $      27,560
  -------------        -------------        -------------       -------------        -------------        -------------

         23,328                6,722               35,069              60,911               22,093               15,397
          2,026                  572                3,046               5,253                1,988                1,315
  -------------        -------------        -------------       -------------        -------------        -------------

         25,354                7,294               38,115              66,164               24,081               16,712
  -------------        -------------        -------------       -------------        -------------        -------------

        (20,523)              (7,294)             (14,046)              4,130               37,766               10,848
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --              130,243             114,127                   --                   --
           (411)                 234                3,817                 235                   38                1,893
  -------------        -------------        -------------       -------------        -------------        -------------

           (411)                 234              134,060             114,362                   38                1,893
  -------------        -------------        -------------       -------------        -------------        -------------

        474,084               98,382               41,727              14,357              (11,779)              51,435
  -------------        -------------        -------------       -------------        -------------        -------------

  $     453,150        $      91,322        $     161,741       $     132,849        $      26,025        $      64,176
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PIONEER             PIONEER
                                                          EMERGING            EQUITY              PIONEER            PIONEER
                                                        MARKETS VCT         INCOME VCT          EUROPE VCT           FUND VCT
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS II           CLASS II            CLASS II            CLASS II
                                                           SHARES             SHARES              SHARES              SHARES
                                                        -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $   5,851           $  38,817           $     476          $  23,976
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             17,724              20,569               1,932             36,322
  Administrative fees .........................              1,545               1,849                 161              3,064
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             19,269              22,418               2,093             39,386
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (13,418)             16,399              (1,617)           (15,410)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments             (1,492)              2,030                 495              1,845
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (1,492)              2,030                 495              1,845
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            364,118             261,058              35,044            353,693
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 349,208           $ 279,487           $  33,922          $ 340,128
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                        PIONEER              PIONEER
      PIONEER             PIONEER              PIONEER             PIONEER             OAK RIDGE               PAPP
      GROWTH            HIGH YIELD          INTERNATIONAL          MID CAP             LARGE CAP         AMERICA-PACIFIC
    SHARES VCT              VCT               VALUE VCT           VALUE VCT           GROWTH VCT               RIM
    PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -           FUND VCT -
     CLASS II            CLASS II             CLASS II             CLASS II            CLASS II              CLASS II
      SHARES              SHARES               SHARES               SHARES              SHARES                SHARES
  -------------        -------------        -------------       -------------        -------------       ---------------
  $          --        $     156,808        $         744       $       2,550        $          --        $          --
  -------------        -------------        -------------       -------------        -------------        -------------

          6,529               50,604                4,005              25,058                7,176                2,713
            582                4,668                  349               2,214                  588                  221
  -------------        -------------        -------------       -------------        -------------        -------------

          7,111               55,272                4,354              27,272                7,764                2,934
  -------------        -------------        -------------       -------------        -------------        -------------

         (7,111)             101,536               (3,610)            (24,722)              (7,764)              (2,934)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                9,033                   --               8,933                   --                   --
           (318)             (29,088)               2,104               6,091                   15                   44
  -------------        -------------        -------------       -------------        -------------        -------------

           (318)             (20,055)               2,104              15,024                   15                   44
  -------------        -------------        -------------       -------------        -------------        -------------

         86,739              151,422               75,743             388,014              106,062               26,619
  -------------        -------------        -------------       -------------        -------------        -------------

  $      79,310        $     232,903        $      74,237       $     378,316        $      98,313        $      23,729
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          PIONEER
                                                            PAPP
                                                          SMALL &             PIONEER             PIONEER            PIONEER
                                                          MID CAP           REAL ESTATE          SMALL CAP            SMALL
                                                         GROWTH VCT         SHARES VCT           VALUE VCT         COMPANY VCT
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS II           CLASS II            CLASS II            CLASS II
                                                           SHARES             SHARES              SHARES              SHARES
                                                        -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $  43,361           $      --          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              5,114              16,738              15,077              2,784
  Administrative fees .........................                426               1,504               1,370                240
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              5,540              18,242              16,447              3,024
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             (5,540)             25,119             (16,447)            (3,024)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments            (12,046)                849               2,134             (1,775)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................            (12,046)                849               2,134             (1,775)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             43,683             388,821             241,290             29,030
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  26,097           $ 414,789           $ 226,977          $  24,231
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     PIONEER
    STRATEGIC             PIONEER             PUTNAM VT           PUTNAM VT
   INCOME VCT            VALUE VCT          INTERNATIONAL         SMALL CAP
   PORTFOLIO -          PORTFOLIO -         EQUITY FUND -        VALUE FUND -           ALL CAP             INVESTORS
    CLASS II             CLASS II             CLASS IB             CLASS IB             FUND -                FUND -
     SHARES               SHARES               SHARES               SHARES              CLASS I              CLASS I
  -------------        -------------        -------------       -------------        -------------        -------------
  $     183,756        $         435        $       5,420       $       1,060        $      12,905        $      23,956
  -------------        -------------        -------------       -------------        -------------        -------------

         54,104               21,881                6,050              27,891               20,681               11,478
          4,864                1,837                  554               2,476                1,764                  971
  -------------        -------------        -------------       -------------        -------------        -------------

         58,968               23,718                6,604              30,367               22,445               12,449
  -------------        -------------        -------------       -------------        -------------        -------------

        124,788              (23,283)              (1,184)            (29,307)              (9,540)              11,507
  -------------        -------------        -------------       -------------        -------------        -------------

         33,336                  341                   --                  --                   --                   --
          1,280                  670                  801               1,543                  753                  664
  -------------        -------------        -------------       -------------        -------------        -------------

         34,616                1,011                  801               1,543                  753                  664
  -------------        -------------        -------------       -------------        -------------        -------------

        241,095              245,787               51,982             645,382              167,711               88,928
  -------------        -------------        -------------       -------------        -------------        -------------

  $     400,499        $     223,515        $      51,599       $     617,618        $     158,924        $     101,099
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                     SCUDDER
                                                         LARGE CAP            SMALL CAP                            REAL ESTATE
                                                           GROWTH              GROWTH           TOTAL RETURN        SECURITIES
                                                           FUND -              FUND -              FUND -          PORTFOLIO -
                                                          CLASS I              CLASS I            CLASS II           CLASS B
                                                         ---------           ---------          ------------       -----------
INVESTMENT INCOME:
  Dividends ...................................          $   2,814           $      --           $  18,968          $   3,664
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             12,727              17,565               7,113             22,939
  Administrative fees .........................              1,087               1,503                 631              1,902
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             13,814              19,068               7,744             24,841
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (11,000)            (19,068)             11,224            (21,177)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --              21,386                814
    Realized gain (loss) on sale of investments             (2,618)              1,307               1,638             17,594
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (2,618)              1,307              23,024             18,408
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             65,226             308,022              21,249            496,476
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  51,608           $ 290,261           $  55,497          $ 493,707
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

  21ST CENTURY            CAPITAL              GLOBAL             GROWTH AND            HEALTH
     GROWTH               GROWTH              DISCOVERY             INCOME             SCIENCES           INTERNATIONAL
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B             CLASS B              CLASS B              CLASS B
  -------------        -------------        -------------       -------------        -------------        -------------
  $          --        $         352        $          --       $       1,558        $          --        $       2,972
  -------------        -------------        -------------       -------------        -------------        -------------

          3,973                8,469                9,291              18,885               11,894               15,058
            314                  687                  748               1,490                  955                1,211
  -------------        -------------        -------------       -------------        -------------        -------------

          4,287                9,156               10,039              20,375               12,849               16,269
  -------------        -------------        -------------       -------------        -------------        -------------

         (4,287)              (8,804)             (10,039)            (18,817)             (12,849)             (13,297)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                   --
           (797)                 126                8,811              (3,217)                (625)               1,213
  -------------        -------------        -------------       -------------        -------------        -------------

           (797)                 126                8,811              (3,217)                (625)               1,213
  -------------        -------------        -------------       -------------        -------------        -------------

         26,358               49,123              185,972             188,555              101,823              216,653
  -------------        -------------        -------------       -------------        -------------        -------------

  $      21,274        $      40,445        $     184,744       $     166,521        $      88,349        $     204,569
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  SCUDDER
                                                          SCUDDER                              CONSERVATIVE          SCUDDER
                                                         AGGRESSIVE           SCUDDER             INCOME              FIXED
                                                           GROWTH            BLUE CHIP           STRATEGY             INCOME
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B            CLASS B
                                                        -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $     456           $      --          $  11,899
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              4,124              22,635               1,887             44,885
  Administrative fees .........................                324               1,816                 156              3,706
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              4,448              24,451               2,043             48,591
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             (4,448)            (23,995)             (2,043)           (36,692)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --              6,574
    Realized gain (loss) on sale of investments                (84)             (1,941)                194              6,055
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................                (84)             (1,941)                194             12,629
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             28,062             259,559              13,416            125,103
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  23,530           $ 233,623           $  11,567          $ 101,040
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                          SCUDDER                                                                            SCUDDER
     SCUDDER             GROWTH &                                  SCUDDER                                   INCOME &
     GLOBAL               INCOME               SCUDDER              GROWTH              SCUDDER               GROWTH
    BLUE CHIP            STRATEGY              GROWTH              STRATEGY           HIGH INCOME            STRATEGY
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B             CLASS B              CLASS B              CLASS B
  -------------        -------------        -------------       -------------        -------------        -------------
  $       3,253        $          --        $          --       $          --        $      25,034        $          --
  -------------        -------------        -------------       -------------        -------------        -------------

         13,887               13,515                9,536              13,454               23,764                7,403
          1,114                1,104                  747               1,160                1,905                  609
  -------------        -------------        -------------       -------------        -------------        -------------

         15,001               14,619               10,283              14,614               25,669                8,012
  -------------        -------------        -------------       -------------        -------------        -------------

        (11,748)             (14,619)             (10,283)            (14,614)                (635)              (8,012)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                   --
          2,015                  336                 (112)              2,194                1,083                  405
  -------------        -------------        -------------       -------------        -------------        -------------

          2,015                  336                 (112)              2,194                1,083                  405
  -------------        -------------        -------------       -------------        -------------        -------------

        169,272              183,210               54,745             221,264              181,818               72,932
  -------------        -------------        -------------       -------------        -------------        -------------

  $     159,539        $     168,927        $      44,350       $     208,844        $     182,266        $      65,325
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SCUDDER             SCUDDER             SCUDDER            SCUDDER
                                                       INTERNATIONAL           MONEY             SMALL CAP          STRATEGIC
                                                       SELECT EQUITY          MARKET              GROWTH              INCOME
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B            CLASS B
                                                       -------------        -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $     955           $   9,822           $      --          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             15,554              26,967              10,119             22,686
  Administrative fees .........................              1,241               2,384                 806              1,817
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             16,795              29,351              10,925             24,503
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (15,840)            (19,529)            (10,925)           (24,503)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --             13,307
    Realized gain (loss) on sale of investments             (2,080)                 --                (594)               461
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (2,080)                 --                (594)            13,768
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            251,172                  --             108,422            175,317
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 233,252           $ (19,529)          $  96,903          $ 164,582
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                          SCUDDER                                                         SVS                  SVS
     SCUDDER             TEMPLETON                                SVS DAVIS             DREMAN                DREMAN
   TECHNOLOGY             FOREIGN              SCUDDER             VENTURE             FINANCIAL           HIGH RETURN
     GROWTH                VALUE            TOTAL RETURN            VALUE              SERVICES               EQUITY
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B             CLASS B              CLASS B              CLASS B
  -------------        -------------        -------------       -------------        -------------        -------------
  $          --        $          --        $       4,451       $         138        $       1,322        $       5,803
  -------------        -------------        -------------       -------------        -------------        -------------

         10,590                   79               17,543              38,244               11,083               36,931
            849                    7                1,417               3,109                  873                3,075
  -------------        -------------        -------------       -------------        -------------        -------------

         11,439                   86               18,960              41,353               11,956               40,006
  -------------        -------------        -------------       -------------        -------------        -------------

        (11,439)                 (86)             (14,509)            (41,215)             (10,634)             (34,203)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                   --
        (11,833)                   1               (3,424)              3,324                  304                3,930
  -------------        -------------        -------------       -------------        -------------        -------------

        (11,833)                   1               (3,424)              3,324                  304                3,930
  -------------        -------------        -------------       -------------        -------------        -------------

         41,350                1,867              111,133             372,152              105,112              480,408
  -------------        -------------        -------------       -------------        -------------        -------------

  $      18,078        $       1,782        $      93,200       $     334,261        $      94,782        $     450,135
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             SVS EAGLE                               SCUDDER
                                                         SVS DREMAN           FOCUSED            SVS FOCUS         GOVERNMENT &
                                                         SMALL CAP           LARGE CAP            VALUE &             AGENCY
                                                           VALUE              GROWTH              GROWTH            SECURITIES
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B            CLASS B
                                                        -----------         -----------         -----------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $   2,650           $      --           $     451          $   4,344
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             28,372              11,950               5,901              9,280
  Administrative fees .........................              2,335                 951                 457                767
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             30,707              12,901               6,358             10,047
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (28,057)            (12,901)             (5,907)            (5,703)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --              1,584
    Realized gain (loss) on sale of investments             14,027              (1,695)                118                251
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             14,027              (1,695)                118              1,835
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            460,948              71,165              56,157             16,330
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 446,918           $  56,569           $  50,368          $  12,462
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                 SVS
     SCUDDER                                   INVESCO            SVS JANUS            SVS JANUS             SVS MFS
    LARGE CAP               SVS                DYNAMIC            GROWTH AND            GROWTH              STRATEGIC
      VALUE              INDEX 500             GROWTH               INCOME           OPPORTUNITIES            VALUE
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS B              CLASS B              CLASS B             CLASS B              CLASS B              CLASS B
  -------------        -------------        -------------       -------------        -------------        -------------
  $       2,451        $       4,386        $          --       $          --        $          --        $         181
  -------------        -------------        -------------       -------------        -------------        -------------

         19,586               33,221                2,496              14,374                2,009               16,801
          1,590                2,688                  217               1,172                  174                1,370
  -------------        -------------        -------------       -------------        -------------        -------------

         21,176               35,909                2,713              15,546                2,183               18,171
  -------------        -------------        -------------       -------------        -------------        -------------

        (18,725)             (31,523)              (2,713)            (15,546)              (2,183)             (17,990)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --                  126
          3,149               (1,611)              11,804               4,678                  545               (2,005)
  -------------        -------------        -------------       -------------        -------------        -------------

          3,149               (1,611)              11,804               4,678                  545               (1,879)
  -------------        -------------        -------------       -------------        -------------        -------------

        164,171              276,785                4,376             138,680               35,350              222,278
  -------------        -------------        -------------       -------------        -------------        -------------

  $     148,595        $     243,651        $      13,467       $     127,812        $      33,712        $     202,409
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                       ALGER
                                                                                                   ALGER             AMERICAN
                                                          SVS OAK           SVS TURNER           AMERICAN           LEVERAGED
                                                         STRATEGIC            MID CAP            BALANCED             ALLCAP
                                                           EQUITY             GROWTH            PORTFOLIO -        PORTFOLIO -
                                                        PORTFOLIO -         PORTFOLIO -           CLASS S            CLASS S
                                                          CLASS B             CLASS B             SHARES              SHARES
                                                        -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $      --           $   8,302          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              9,473              11,223              25,303              4,860
  Administrative fees .........................                749                 878               2,092                406
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             10,222              12,101              27,395              5,266
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            (10,222)            (12,101)            (19,093)            (5,266)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments             (1,060)                174               2,258             (8,160)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (1,060)                174               2,258             (8,160)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             47,555             127,646             156,702             50,904
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  36,273           $ 115,719           $ 139,867          $  37,478
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        DISCIPLINED
   CONVERTIBLE            MID CAP              EQUITY             FEDERATED            FEDERATED
   SECURITIES              STOCK               INCOME             HIGH YIELD             STOCK              LARGE CAP
    PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  -------------        -------------        -------------       -------------        -------------        -------------
  $      44,764        $       6,712        $      53,539       $     205,452        $       6,186        $       9,693
  -------------        -------------        -------------       -------------        -------------        -------------

         17,073               19,710               32,311              22,920                3,515                7,426
          1,398                1,780                2,633               1,969                  296                  615
  -------------        -------------        -------------       -------------        -------------        -------------

         18,471               21,490               34,944              24,889                3,811                8,041
  -------------        -------------        -------------       -------------        -------------        -------------

         26,293              (14,778)              18,595             180,563                2,375                1,652
  -------------        -------------        -------------       -------------        -------------        -------------

             --               72,183              140,805                  --                   --                   --
          1,585                  225                   18               2,791               (1,447)                (833)
  -------------        -------------        -------------       -------------        -------------        -------------

          1,585               72,408              140,823               2,791               (1,447)                (833)
  -------------        -------------        -------------       -------------        -------------        -------------

         37,687              210,494              162,959             (48,938)              27,602               69,474
  -------------        -------------        -------------       -------------        -------------        -------------

  $      65,565        $     268,124        $     322,377       $     134,416        $      28,530        $      70,293
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              MERRILL
                                                           LAZARD              LYNCH                MFS                MFS
                                                       INTERNATIONAL         LARGE CAP           EMERGING            MID CAP
                                                           STOCK               CORE               GROWTH              GROWTH
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                       -------------         ---------           ---------          ---------
INVESTMENT INCOME:
  Dividends ...................................          $  21,833           $   5,865           $      --          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              7,536               3,912               8,385             10,579
  Administrative fees .........................                640                 323                 764                956
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................              8,176               4,235               9,149             11,535
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............             13,657               1,630              (9,149)           (11,535)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments              1,423                 225                (253)               400
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................              1,423                 225                (253)               400
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            101,984              69,184             106,494            127,263
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 117,064           $  71,039           $  97,092          $ 116,128
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                               SOCIAL             TRAVELERS              U.S.
       MFS                PIONEER             AWARENESS            QUALITY            GOVERNMENT           AIM CAPITAL
      VALUE                FUND                 STOCK                BOND             SECURITIES           APPRECIATION
    PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  -------------        -------------        -------------       -------------        -------------        -------------
  $      15,473        $       3,398        $       1,766       $     213,794        $      66,180        $       1,474
  -------------        -------------        -------------       -------------        -------------        -------------

          4,754                1,976                1,366              34,042                4,789                6,833
            403                  179                  118               2,884                  450                  596
  -------------        -------------        -------------       -------------        -------------        -------------

          5,157                2,155                1,484              36,926                5,239                7,429
  -------------        -------------        -------------       -------------        -------------        -------------

         10,316                1,243                  282             176,868               60,941               (5,955)
  -------------        -------------        -------------       -------------        -------------        -------------

         11,860                   --                   --                  --                  136                   --
          1,917                1,814                   37                 272                  145                  159
  -------------        -------------        -------------       -------------        -------------        -------------

         13,777                1,814                   37                 272                  281                  159
  -------------        -------------        -------------       -------------        -------------        -------------

         62,625               24,871               24,557            (131,625)             (47,079)              79,714
  -------------        -------------        -------------       -------------        -------------        -------------

  $      86,718        $      27,928        $      24,876       $      45,515        $      14,143        $      73,918
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                               SB ADJUSTABLE
                                                                              PIONEER           RATE INCOME
                                                            MFS              STRATEGIC          PORTFOLIO -         STRATEGIC
                                                        TOTAL RETURN          INCOME              CLASS I             EQUITY
                                                         PORTFOLIO           PORTFOLIO            SHARES            PORTFOLIO
                                                        ------------         ---------         -------------        ---------
INVESTMENT INCOME:
  Dividends ...................................          $ 309,704           $ 144,376           $  15,682          $   6,033
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................             85,722               7,476              10,176              3,060
  Administrative fees .........................              7,315                 613                 832                268
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................             93,037               8,089              11,008              3,328
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            216,667             136,287               4,674              2,705
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            315,838                  --                  --                 --
    Realized gain (loss) on sale of investments              4,326                 523               3,582             (2,111)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................            320,164                 523               3,582             (2,111)
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................            208,909             (69,048)            (11,708)            16,348
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 745,740           $  67,762           $  (3,452)         $  16,942
                                                         =========           =========           =========          =========


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   DYNAMIC
                                                                   CAPITAL
    COMSTOCK            ENTERPRISE          CONTRAFUND(R)       APPRECIATION            MID CAP
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
    CLASS II             CLASS II              SERVICE             SERVICE              SERVICE
     SHARES               SHARES               CLASS 2             CLASS 2              CLASS 2              COMBINED
  -------------        -------------        -------------       -------------        -------------        -------------
  $       4,884        $          32        $         461       $          --        $          --        $   2,533,434
  -------------        -------------        -------------       -------------        -------------        -------------

         27,351                1,541               29,361               3,991               44,411            2,393,730
          2,332                  134                2,510                 330                3,880              202,987
  -------------        -------------        -------------       -------------        -------------        -------------

         29,683                1,675               31,871               4,321               48,291            2,596,717
  -------------        -------------        -------------       -------------        -------------        -------------

        (24,799)              (1,643)             (31,410)             (4,321)             (48,291)             (63,283)
  -------------        -------------        -------------       -------------        -------------        -------------

             --                   --                   --                  --                   --            1,589,442
          1,340                   90                1,984                 127                5,135               90,607
  -------------        -------------        -------------       -------------        -------------        -------------

          1,340                   90                1,984                 127                5,135            1,680,049
  -------------        -------------        -------------       -------------        -------------        -------------

        384,691               10,160              452,645              18,885            1,091,375           22,751,634
  -------------        -------------        -------------       -------------        -------------        -------------

  $     361,232        $       8,607        $     423,219       $      14,691        $   1,048,219        $  24,368,400
  =============        =============        =============       =============        =============        =============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                      CAPITAL                    HIGH YIELD                       MANAGED
                                                 APPRECIATION FUND               BOND TRUST                    ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (7,777)  $        (36)  $     95,481   $         --   $     20,239   $         --
  Realized gain (loss) ..................         1,051              1             46             --         10,219             --
  Change in unrealized gain (loss)
    on investments ......................       158,437            727        (50,761)            --         39,683             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       151,711            692         44,766             --         70,141             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,255,610          7,315      1,283,052             --      1,066,771             --
  Participant transfers from other
    funding options .....................       236,513             --        255,205             --        149,882             --
  Administrative charges ................           (89)            --            (20)            --            (32)            --
  Contract surrenders ...................        (2,438)            --         (3,006)            --         (2,291)            --
  Participant transfers to other
    funding options .....................        (8,182)            --        (27,422)            --        (13,639)            --
  Other payments to participants ........            --             --             --             --         13,438             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,481,414          7,315      1,507,809             --      1,214,129             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,633,125          8,007      1,552,575             --      1,284,270             --

NET ASSETS:
    Beginning of year ...................         8,007             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,641,132   $      8,007   $  1,552,575   $         --   $  1,284,270   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                         AIM V.I.                      AIM V.I.
                                         CAPITAL                     MID CAP CORE
        MONEY MARKET               APPRECIATION FUND -              EQUITY FUND -                   AIM V.I.
          PORTFOLIO                     SERIES II                     SERIES II                  UTILITIES FUND
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (31,899)  $       (914)  $    (21,813)  $       (336)  $    (12,093)  $       (889)  $     (2,533)  $        405
          --             --           (852)            58         63,921            973            979             30

          --             --        207,447          4,307         49,831         13,860         86,305          5,145
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (31,899)          (914)       184,782          4,029        101,659         13,944         84,751          5,580
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  16,334,780        653,825      2,253,699         97,519        740,444        236,224        477,404         65,816

   3,442,145         59,920        604,867            178        482,097          2,482         54,322             66
      (1,008)            (4)          (168)            --            (90)            (2)           (31)            --
    (216,434)          (800)       (10,825)            --         (7,153)            --           (487)            --

 (10,652,092)       (94,943)       (91,831)        (8,717)       (92,063)            --         (9,780)          (357)
     (14,315)            --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   8,893,076        617,998      2,755,742         88,980      1,123,235        238,704        521,428         65,525
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   8,861,177        617,084      2,940,524         93,009      1,224,894        252,648        606,179         71,105

     617,084             --         93,009             --        252,648             --         71,105             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  9,478,261   $    617,084   $  3,033,533   $     93,009   $  1,477,542   $    252,648   $    677,284   $     71,105
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                ALLIANCEBERNSTEIN              GLOBAL GROWTH
                                                  PREMIER GROWTH               FUND - CLASS 2                  GROWTH FUND -
                                               PORTFOLIO - CLASS B                 SHARES                     CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (15,736)  $       (567)  $    (30,400)  $       (391)  $    (88,330)  $       (908)
  Realized gain (loss) ..................        (3,016)             3          2,265             38            535            188
  Change in unrealized gain (loss)
    on investments ......................       122,937          5,931        501,400          9,218      1,542,832         22,038
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       104,185          5,367        473,265          8,865      1,455,037         21,318
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,179,698        115,702      4,647,245        151,548     14,449,613        391,459
  Participant transfers from other
    funding options .....................       208,219         54,652        850,211          5,637      3,053,022         64,152
  Administrative charges ................           (95)            --           (198)            (2)          (739)            (3)
  Contract surrenders ...................        (8,443)            --         (2,367)          (256)         1,791           (993)
  Participant transfers to other
    funding options .....................       (88,839)            --        (91,701)            --       (418,082)            --
  Other payments to participants ........            --             --         (3,864)            --         (5,935)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,290,540        170,354      5,399,326        156,927     17,079,670        454,615
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,394,725        175,721      5,872,591        165,792     18,534,707        475,933


NET ASSETS:
    Beginning of year ...................       175,721             --        165,792             --        475,933             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,570,446   $    175,721   $  6,038,383   $    165,792   $ 19,010,640   $    475,933
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                    CREDIT SUISSE
                                   CREDIT SUISSE TRUST               TRUST GLOBAL                   DELAWARE
    GROWTH-INCOME FUND -             EMERGING MARKETS                POST-VENTURE              VIP REIT SERIES -
       CLASS 2 SHARES                   PORTFOLIO                 CAPITAL PORTFOLIO              STANDARD CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     13,570   $      1,459   $     (6,523)  $       (138)  $     (3,615)  $        (21)  $    (24,606)  $       (582)
       1,234            138          2,148              1         (1,737)             3          7,425             14

     915,740         19,745        137,149          3,049         49,589            538        678,972         10,700
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     930,544         21,342        132,774          2,912         44,237            520        661,791         10,132
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  12,376,601        282,496        682,398         62,954        376,056         12,804      4,322,726        132,445

   2,931,077         69,869         90,231         14,622        133,050             --        760,408         25,102
        (541)            (1)           (29)            --            (23)            --           (203)            --
      19,590         (1,134)        (2,608)            --         (1,800)            --        (14,934)           (40)

    (281,231)        (1,096)       (34,521)          (170)      (147,768)           (76)       (69,059)           (26)
      (9,041)            --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  15,036,455        350,134        735,471         77,406        359,515         12,728      4,998,938        157,481
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  15,966,999        371,476        868,245         80,318        403,752         13,248      5,660,729        167,613

     371,476             --         80,318             --         13,248             --        167,613             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 16,338,475   $    371,476   $    948,563   $     80,318   $    417,000   $     13,248   $  5,828,342   $    167,613
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                    DREYFUS                    DREYFUS SOCIALLY                 DREYFUS VIF
                                                  MIDCAP STOCK                   RESPONSIBLE                   APPRECIATION
                                                  PORTFOLIO -                 GROWTH FUND, INC.-                PORTFOLIO -
                                                 SERVICE SHARES                 SERVICE SHARES                INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (20,994)  $       (630)  $     (1,586)  $       (320)  $      6,812   $        702
  Realized gain (loss) ..................        77,240             34          3,693              5            462             44
  Change in unrealized gain (loss)
    on investments ......................       252,095         13,366          2,466          4,351         28,523         13,197
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       308,341         12,770          4,573          4,036         35,797         13,943
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,398,187        238,365         66,880         68,431        735,509        124,204
  Participant transfers from other
    funding options .....................       314,488         11,978            357             --        145,137          5,560
  Administrative charges ................           (95)            (1)            (3)            --            (90)            (1)
  Contract surrenders ...................      (153,846)           (21)       (67,320)            --         (1,388)            --
  Participant transfers to other
    funding options .....................       (48,115)          (402)          (113)            --        (10,553)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,510,619        249,919           (199)        68,431        868,615        129,763
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,818,960        262,689          4,374         72,467        904,412        143,706


NET ASSETS:
    Beginning of year ...................       262,689             --         72,467             --        143,706             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,081,649   $    262,689   $     76,841   $     72,467   $  1,048,118   $    143,706
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

         DREYFUS VIF                     FRANKLIN
         DEVELOPING                  RISING DIVIDENDS                  FRANKLIN                  MUTUAL SHARES
     LEADERS PORTFOLIO -            SECURITIES FUND -              SMALL CAP FUND -            SECURITIES FUND -
       INITIAL SHARES                 CLASS 2 SHARES                CLASS 2 SHARES               CLASS 2 SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (24,087)  $       (436)  $    (30,071)  $       (244)  $    (19,187)  $       (538)  $    (10,650)  $       (404)
           7            119          7,681              6            939             14          1,172             37

     294,359          7,025        341,208          3,462        190,638          7,651        152,814          7,633
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     270,279          6,708        318,818          3,224        172,390          7,127        143,336          7,266
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,210,094         83,039      4,514,833         69,036      1,827,680        148,123      1,648,444        111,399

     452,837         35,533      1,287,613          9,759        421,302          7,742        348,305         15,168
        (260)            (2)          (215)            --           (168)            --            (89)            --
      (6,536)           (20)       (26,030)            --         (6,734)        (1,565)       (11,724)          (752)

     (74,217)            --       (153,893)            --        (11,422)            --         (4,642)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,581,918        118,550      5,622,308         78,795      2,230,658        154,300      1,980,294        125,815
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,852,197        125,258      5,941,126         82,019      2,403,048        161,427      2,123,630        133,081

     125,258             --         82,019             --        161,427             --        133,081             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,977,455   $    125,258   $  6,023,145   $     82,019   $  2,564,475   $    161,427   $  2,256,711   $    133,081
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                    TEMPLETON                     TEMPLETON                     TEMPLETON
                                                DEVELOPING MARKETS                 FOREIGN                       GROWTH
                                                SECURITIES FUND -             SECURITIES FUND -             SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES               CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (3,197)  $        (53)  $    (19,817)  $       (712)  $    (16,396)  $       (570)
  Realized gain (loss) ..................         1,288              3          1,012             21            683          4,759
  Change in unrealized gain (loss)
    on investments ......................       435,216          1,941        472,848         16,084        400,718         10,616
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       433,307          1,891        454,043         15,393        385,005         14,805
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,288,250          9,928      3,757,002        244,603      3,606,960        112,286
  Participant transfers from other
    funding options .....................       409,415          5,364        891,351            274        618,819         29,131
  Administrative charges ................          (163)            --           (174)            --           (308)            (1)
  Contract surrenders ...................        (1,690)            --        (44,621)            --        (23,370)            --
  Participant transfers to other
    funding options .....................       (18,013)            --        (79,242)            --        (33,808)          (149)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,677,799         15,292      4,524,316        244,877      4,168,293        141,267
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,111,106         17,183      4,978,359        260,270      4,553,298        156,072


NET ASSETS:
    Beginning of year ...................        17,183             --        260,270             --        156,072             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,128,289   $     17,183   $  5,238,629   $    260,270   $  4,709,370   $    156,072
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                               SALOMON BROTHERS
                                     SALOMON BROTHERS              SALOMON BROTHERS                VARIABLE
           EQUITY                  VARIABLE AGGRESSIVE           VARIABLE AGGRESSIVE               GROWTH &
      INDEX PORTFOLIO -               GROWTH FUND -                 GROWTH FUND -               INCOME FUND -
       CLASS II SHARES                CLASS I SHARES               CLASS II SHARES              CLASS I SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     33,181   $        922   $    (20,183)  $       (529)  $    (25,606)  $       (449)  $      1,322   $         52
       7,714          1,999          5,164              7         (1,491)             2            126              2

     412,757         23,020        197,341          9,518        195,249          7,702         60,173          3,580
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     453,652         25,941        182,322          8,996        168,152          7,255         61,621          3,634
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,588,711        256,915      2,456,429        130,437      2,520,714        177,040        990,657         55,075

   1,638,698          6,699        384,822         15,747        517,929            839         18,468         11,114
        (691)           (18)          (136)            (1)          (228)            --            (71)            --
     (16,885)            --           (375)            --        (40,322)        (1,566)        (6,364)            --

    (230,858)            --       (203,534)            --        (92,526)            --           (253)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,978,975        263,596      2,637,206        146,183      2,905,567        176,313      1,002,437         66,189
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   6,432,627        289,537      2,819,528        155,179      3,073,719        183,568      1,064,058         69,823

     289,537             --        155,179             --        183,568             --         69,823             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  6,722,164   $    289,537   $  2,974,707   $    155,179   $  3,257,287   $    183,568   $  1,133,881   $     69,823
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                    GLOBAL
                                                                                LIFE SCIENCES                     GLOBAL
                                               BALANCED PORTFOLIO -              PORTFOLIO -              TECHNOLOGY PORTFOLIO -
                                                  SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      2,329   $        104   $     (2,588)  $        (74)  $     (3,540)  $        (50)
  Realized gain (loss) ..................           102            315            (18)             2           (290)             2
  Change in unrealized gain (loss)
    on investments ......................        15,992          2,938         10,294          1,322         22,851            701
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        18,423          3,357          7,688          1,250         19,021            653
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       170,123         45,254        180,747         16,313        297,720          7,315
  Participant transfers from other
    funding options .....................        68,973          4,192          5,555             --         59,425          4,395
  Administrative charges ................           (58)            (3)           (33)            --            (41)            --
  Contract surrenders ...................            --             --         (2,031)            --           (726)            --
  Participant transfers to other
    funding options .....................          (252)            --            (76)            --         (6,624)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       238,786         49,443        184,162         16,313        349,754         11,710
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       257,209         52,800        191,850         17,563        368,775         12,363


NET ASSETS:
    Beginning of year ...................        52,800             --         17,563             --         12,363             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    310,009   $     52,800   $    209,413   $     17,563   $    381,138   $     12,363
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

          WORLDWIDE                 LAZARD RETIREMENT
     GROWTH PORTFOLIO -                 SMALL CAP                    GROWTH AND                  MID-CAP VALUE
       SERVICE SHARES                   PORTFOLIO                 INCOME PORTFOLIO                 PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$       (652)  $       (139)  $    (14,663)  $       (266)  $      3,959   $        585   $    (14,552)  $        278
          40             11          1,274            115         33,491             25         56,465          1,240

       4,548          4,311        214,246          5,070        277,402         11,817        392,271          5,610
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       3,936          4,183        200,857          4,919        314,852         12,427        434,184          7,128
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      73,542         32,645      1,588,078         44,333      3,229,748        171,427      3,628,622        114,623

      21,299          1,063        346,120         28,343        647,808         26,243        580,435         13,956
         (23)            --            (93)            --           (149)            --           (106)            --
        (393)            --         (3,618)            --         (5,918)          (332)         9,484             --

        (439)            --        (44,468)            --        (62,099)            --        (83,712)            (6)
          --             --         (3,723)            --             --             --         (4,064)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      93,986         33,708      1,882,296         72,676      3,809,390        197,338      4,130,659        128,573
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      97,922         37,891      2,083,153         77,595      4,124,242        209,765      4,564,843        135,701

      37,891             --         77,595             --        209,765             --        135,701             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    135,813   $     37,891   $  2,160,748   $     77,595   $  4,334,007   $    209,765   $  4,700,544   $    135,701
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                  MERRILL LYNCH                 MERRILL LYNCH                  OPPENHEIMER
                                                GLOBAL ALLOCATION            VALUE OPPORTUNITIES          CAPITAL APPRECIATION
                                                   V.I. FUND -                   V.I. FUND -                    FUND/VA -
                                                    CLASS III                     CLASS III                  SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     36,783   $         --   $     (8,906)  $         --   $    (17,129)  $       (172)
  Realized gain (loss) ..................            20             --        466,459             --            (46)             1
  Change in unrealized gain (loss)
    on investments ......................        24,537             --       (313,747)            --        142,506          4,860
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        61,340             --        143,806             --        125,331          4,689
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,079,809             --      1,398,825             --      1,864,855        181,299
  Participant transfers from other
    funding options .....................       196,624             --        259,050             --        431,759             --
  Administrative charges ................           (15)            --            (43)            --            (85)            --
  Contract surrenders ...................          (244)            --           (225)            --         (5,867)            --
  Participant transfers to other
    funding options .....................          (140)            --        (40,401)            --         (6,680)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,276,034             --      1,617,206             --      2,283,982        181,299
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,337,374             --      1,761,012             --      2,409,313        185,988


NET ASSETS:
    Beginning of year ...................            --             --             --             --        185,988             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,337,374   $         --   $  1,761,012   $         --   $  2,595,301   $    185,988
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

         OPPENHEIMER                   OPPENHEIMER                  REAL RETURN                   TOTAL RETURN
      GLOBAL SECURITIES                MAIN STREET                  PORTFOLIO -                   PORTFOLIO -
          FUND/VA -                     FUND/VA -                  ADMINISTRATIVE                ADMINISTRATIVE
       SERVICE SHARES                 SERVICE SHARES                   CLASS                         CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (20,523)  $       (327)  $     (7,294)  $         --   $    (14,046)  $       (549)  $      4,130   $        606
        (411)           132            234             --        134,060          5,499        114,362          4,779

     474,084          9,573         98,382             --         41,727         (1,232)        14,357          2,067
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     453,150          9,378         91,322             --        161,741          3,718        132,849          7,452
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,784,019        163,589      1,379,511             --      3,379,975        354,191      6,750,081        540,390

     650,662          9,609         73,650             --        933,725          2,600      1,529,819        109,468
        (161)            --            (11)            --           (233)            (2)          (442)            (4)
     (48,972)        (3,139)        (3,092)            --         29,479             --          2,502           (691)

     (41,094)           (13)        (1,431)            --       (174,238)       (14,523)      (160,250)          (290)
          --             --             --             --         (9,927)            --        (16,480)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,344,454        170,046      1,448,627             --      4,158,781        342,266      8,105,230        648,873
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,797,604        179,424      1,539,949             --      4,320,522        345,984      8,238,079        656,325

     179,424             --             --             --        345,984             --        656,325             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,977,028   $    179,424   $  1,539,949   $         --   $  4,666,506   $    345,984   $  8,894,404   $    656,325
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     PIONEER                       PIONEER                        PIONEER
                                                  AMERICA INCOME                 BALANCED VCT                EMERGING MARKETS
                                                 VCT PORTFOLIO -                 PORTFOLIO -                  VCT PORTFOLIO -
                                                 CLASS II SHARES               CLASS II SHARES                CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     37,766   $        118   $     10,848   $        479   $    (13,418)  $       (151)
  Realized gain (loss) ..................            38             --          1,893             --         (1,492)           285
  Change in unrealized gain (loss)
    on investments ......................       (11,779)            (8)        51,435          1,657        364,118          5,859
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        26,025            110         64,176          2,136        349,208          5,993
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,838,974         94,049      1,402,395        105,495      1,957,250         82,612
  Participant transfers from other
    funding options .....................     1,044,822             --      1,220,274             --        395,184            178
  Administrative charges ................          (206)            --            (78)            --           (190)            --
  Contract surrenders ...................       (29,438)            --        (28,529)            --         (7,646)        (1,568)
  Participant transfers to other
    funding options .....................      (244,042)            --       (135,819)            --        (48,480)        (4,785)
  Other payments to participants ........            --             --             42             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,610,110         94,049      2,458,285        105,495      2,296,118         76,437
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,636,135         94,159      2,522,461        107,631      2,645,326         82,430


NET ASSETS:
    Beginning of year ...................        94,159             --        107,631             --         82,430             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,730,294   $     94,159   $  2,630,092   $    107,631   $  2,727,756   $     82,430
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

           PIONEER                       PIONEER                       PIONEER                       PIONEER
        EQUITY INCOME                   EUROPE VCT                     FUND VCT                   GROWTH SHARES
       VCT PORTFOLIO -                 PORTFOLIO -                   PORTFOLIO -                 VCT PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES               CLASS II SHARES               CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     16,399   $        235   $     (1,617)  $       (132)  $    (15,410)  $       (108)  $     (7,111)  $       (279)
       2,030              4            495              7          1,845             59           (318)            (1)

     261,058          6,538         35,044          3,428        353,693         20,004         86,739          2,031
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     279,487          6,777         33,922          3,303        340,128         19,955         79,310          1,751
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,174,339        110,033        176,865         21,105      3,711,277        392,287        675,144         86,452

     655,643          4,339         94,326             --        364,347          3,913        156,402             --
        (191)            --             (9)            --           (344)            (1)           (57)            --
     (29,672)            --            (53)            --        (48,886)            --        (21,255)            --

     (60,923)            --         (3,319)            --       (174,845)        (9,455)       (15,855)            --
          75             --             --             --             --             --             89             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,739,271        114,372        267,810         21,105      3,851,549        386,744        794,468         86,452
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,018,758        121,149        301,732         24,408      4,191,677        406,699        873,778         88,203

     121,149             --         24,408             --        406,699             --         88,203             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,139,907   $    121,149   $    326,140   $     24,408   $  4,598,376   $    406,699   $    961,981   $     88,203
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                    PIONEER                       PIONEER
                                                     PIONEER                     INTERNATIONAL                    MID CAP
                                                    HIGH YIELD                     VALUE VCT                     VALUE VCT
                                                 VCT PORTFOLIO -                  PORTFOLIO -                   PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    101,536   $      2,584   $     (3,610)  $        (71)  $    (24,722)  $       (461)
  Realized gain (loss) ..................       (20,055)           122          2,104              2         15,024          1,154
  Change in unrealized gain (loss)
    on investments ......................       151,422         10,477         75,743          1,876        388,014          9,857
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       232,903         13,183         74,237          1,807        378,316         10,550
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     5,664,461        379,078        542,715         19,020      3,452,342        304,317
  Participant transfers from other
    funding options .....................     2,303,017            233        140,328             --        435,792             --
  Administrative charges ................          (407)            --            (30)            --           (201)            --
  Contract surrenders ...................      (130,782)        (2,007)        (7,081)            --        (48,789)        (1,950)
  Participant transfers to other
    funding options .....................      (764,960)        (8,479)       (18,413)            --       (376,716)       (41,872)
  Other payments to participants ........            --             --           (119)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     7,071,329        368,825        657,400         19,020      3,462,428        260,495
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,304,232        382,008        731,637         20,827      3,840,744        271,045


NET ASSETS:
    Beginning of year ...................       382,008             --         20,827             --        271,045             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  7,686,240   $    382,008   $    752,464   $     20,827   $  4,111,789   $    271,045
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

           PIONEER
          OAK RIDGE                                                  PIONEER PAPP                   PIONEER
          LARGE CAP                    PIONEER PAPP                SMALL & MID CAP                REAL ESTATE
         GROWTH VCT                  AMERICA-PACIFIC                  GROWTH VCT                   SHARES VCT
         PORTFOLIO -                  RIM FUND VCT -                 PORTFOLIO -                  PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES               CLASS II SHARES              CLASS II SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (7,764)  $         --   $     (2,934)  $         --   $     (5,540)  $         --   $     25,119   $      1,212
          15             --             44             --        (12,046)            --            849             28

     106,062             --         26,619             --         43,683             --        388,821          6,384
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      98,313             --         23,729             --         26,097             --        414,789          7,624
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,254,120             --        430,911             --        774,225             --      2,009,399        118,182

     244,564             --         20,193             --        304,189             --        685,095          1,236
         (15)            --             (8)            --            (11)            --           (151)            (1)
      (6,055)            --            (78)            --         (1,074)            --         (9,210)        (1,557)

      (1,731)            --             --             --       (253,806)            --        (88,489)          (320)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,490,883             --        451,018             --        823,523             --      2,596,644        117,540
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,589,196             --        474,747             --        849,620             --      3,011,433        125,164

          --             --             --             --             --             --        125,164             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,589,196   $         --   $    474,747   $         --   $    849,620   $         --   $  3,136,597   $    125,164
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     PIONEER
                                                    SMALL CAP                      PIONEER                       PIONEER
                                                      VALUE                     SMALL COMPANY               STRATEGIC INCOME
                                                 VCT PORTFOLIO -               VCT PORTFOLIO -               VCT PORTFOLIO -
                                                 CLASS II SHARES               CLASS II SHARES               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (16,447)  $       (412)  $     (3,024)  $        (26)  $    124,788   $      5,689
  Realized gain (loss) ..................         2,134             98         (1,775)            51         34,616            184
  Change in unrealized gain (loss)
    on investments ......................       241,290         10,449         29,030            534        241,095         19,489
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       226,977         10,135         24,231            559        400,499         25,362
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,658,973        238,593        289,230         19,063      6,808,808        584,879
  Participant transfers from other
    funding options .....................       221,037             --         28,811          2,479      1,292,818          1,990
  Administrative charges ................          (101)            --            (33)            (1)          (444)            (5)
  Contract surrenders ...................       (24,996)        (1,565)       (20,163)        (1,567)      (166,554)       (10,122)
  Participant transfers to other
    funding options .....................       (14,229)          (553)       (15,819)            --       (709,550)        (1,262)
  Other payments to participants ........            --             --             --             --            (12)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,840,684        236,475        282,026         19,974      7,225,066        575,480
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,067,661        246,610        306,257         20,533      7,625,565        600,842


NET ASSETS:
    Beginning of year ...................       246,610             --         20,533             --        600,842             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,314,271   $    246,610   $    326,790   $     20,533   $  8,226,407   $    600,842
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

           PIONEER                      PUTNAM VT                    PUTNAM VT
          VALUE VCT                   INTERNATIONAL                  SMALL CAP
         PORTFOLIO -                  EQUITY FUND -                 VALUE FUND -                 ALL CAP FUND -
       CLASS II SHARES               CLASS IB SHARES              CLASS IB SHARES                   CLASS I
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (23,283)  $       (186)  $     (1,184)  $       (214)  $    (29,307)  $       (709)  $     (9,540)  $       (427)
       1,011              3            801             26          1,543          2,222            753          1,875

     245,787          3,772         51,982          6,702        645,382         15,325        167,711         18,220
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     223,515          3,589         51,599          6,514        617,618         16,838        158,924         19,668
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   2,720,873         86,769        323,960         86,030      3,833,687        133,559      1,922,777        157,146

     303,891            179         34,919          2,238      1,626,229         18,705        375,837         66,696
        (208)            --            (38)            --           (161)            --           (175)            (3)
     (13,594)            --         (3,099)            --        (22,568)          (120)        (3,103)            --

      (4,458)            --        (16,020)          (281)       (64,901)           (19)       (53,387)            --
          --             --         (3,961)            --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,006,504         86,948        335,761         87,987      5,372,286        152,125      2,241,949        223,839
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,230,019         90,537        387,360         94,501      5,989,904        168,963      2,400,873        243,507

      90,537             --         94,501             --        168,963             --        243,507             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  3,320,556   $     90,537   $    481,861   $     94,501   $  6,158,867   $    168,963   $  2,644,380   $    243,507
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                  LARGE CAP                     SMALL CAP
                                                 INVESTORS FUND -               GROWTH FUND -                 GROWTH FUND -
                                                     CLASS I                       CLASS I                       CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     11,507   $        574   $    (11,000)  $       (428)  $    (19,068)  $     (1,315)
  Realized gain (loss) ..................           664              9         (2,618)            21          1,307            168
  Change in unrealized gain (loss)
    on investments ......................        88,928          5,365         65,226          8,416        308,022         32,294
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       101,099          5,948         51,608          8,009        290,261         31,147
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,346,031         23,920      1,217,807         86,767      1,601,183        220,471
  Participant transfers from other
    funding options .....................       217,093         39,920        362,248         45,045        419,468         22,803
  Administrative charges ................          (119)            --           (122)            (1)          (142)            --
  Contract surrenders ...................        22,858            (41)       (16,617)          (745)         5,366           (753)
  Participant transfers to other
    funding options .....................       (13,515)            --        (31,410)            --        (68,001)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,572,348         63,799      1,531,906        131,066      1,957,874        242,521
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,673,447         69,747      1,583,514        139,075      2,248,135        273,668


NET ASSETS:
    Beginning of year ...................        69,747             --        139,075             --        273,668             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,743,194   $     69,747   $  1,722,589   $    139,075   $  2,521,803   $    273,668
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                         SCUDDER
                                       REAL ESTATE
                                        SECURITIES                  21ST CENTURY                CAPITAL GROWTH
        TOTAL RETURN                   PORTFOLIO -               GROWTH PORTFOLIO -              PORTFOLIO -
       FUND - CLASS II                   CLASS B                      CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     11,224   $         --   $    (21,177)  $       (826)  $     (4,287)  $        (61)  $     (8,804)  $        (56)
      23,024          1,037         18,408             33           (797)            (1)           126              1

      21,249          1,542        496,476         15,037         26,358            (22)        49,123          1,229
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      55,497          2,579        493,707         14,244         21,274            (84)        40,445          1,174
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,099,445         42,440      2,155,844        201,867        234,252         61,665        749,107         68,787

     140,954         44,228        422,512         36,242         93,749             --         69,110          3,973
         (51)            (1)           (95)            (1)           (12)            --            (44)            --
      (8,344)            --        (92,124)          (108)        (2,263)           (62)        (3,528)            --

     (43,786)            (1)      (127,447)          (144)       (55,608)            --           (182)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,188,218         86,666      2,358,690        237,856        270,118         61,603        814,463         72,760
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,243,715         89,245      2,852,397        252,100        291,392         61,519        854,908         73,934

      89,245             --        252,100             --         61,519             --         73,934             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,332,960   $     89,245   $  3,104,497   $    252,100   $    352,911   $     61,519   $    928,842   $     73,934
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                   GROWTH AND
                                                 GLOBAL DISCOVERY                    INCOME                   HEALTH SCIENCES
                                                   PORTFOLIO -                    PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                        CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (10,039)  $       (322)  $    (18,817)  $       (436)  $    (12,849)  $       (414)
  Realized gain (loss) ..................         8,811             56         (3,217)            11           (625)            10
  Change in unrealized gain (loss)
    on investments ......................       185,972          7,460        188,555          7,302        101,823          6,759
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       184,744          7,194        166,521          6,877         88,349          6,355
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       945,530         71,179      2,619,189        103,819      1,074,367         99,685
  Participant transfers from other
    funding options .....................       253,214          1,600        299,276          4,629        254,948          8,896
  Administrative charges ................           (46)            --            (62)            (1)           (48)            --
  Contract surrenders ...................        (3,477)            --         (8,748)            --         (4,294)            --
  Participant transfers to other
    funding options .....................      (233,250)        (1,285)      (138,872)            --        (49,919)        (1,806)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       961,971         71,494      2,770,783        108,447      1,275,054        106,775
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,146,715         78,688      2,937,304        115,324      1,363,403        113,130


NET ASSETS:
    Beginning of year ...................        78,688             --        115,324             --        113,130             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,225,403   $     78,688   $  3,052,628   $    115,324   $  1,476,533   $    113,130
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                                    SCUDDER
                                         SCUDDER                       SCUDDER                    CONSERVATIVE
        INTERNATIONAL               AGGRESSIVE GROWTH                 BLUE CHIP                 INCOME STRATEGY
         PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
           CLASS B                       CLASS B                       CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (13,297)  $       (273)  $     (4,448)  $         (1)  $    (23,995)  $       (240)  $     (2,043)  $         --
       1,213             17            (84)            --         (1,941)             6            194             --

     216,653          6,839         28,062            (28)       259,559          5,180         13,416             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     204,569          6,583         23,530            (29)       233,623          4,946         11,567             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,528,568         46,202        342,253         19,372      2,312,301        107,998        895,442             --

      69,627          9,677        102,932             --        460,694         17,803         17,705             --
         (88)            (1)           (24)            --           (111)            --             --             --
      (5,514)           (64)        (1,409)            --        (13,679)            --        (10,181)            --

     (71,407)            --           (574)            --       (117,487)            --             --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,521,186         55,814        443,178         19,372      2,641,718        125,801        902,966             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,725,755         62,397        466,708         19,343      2,875,341        130,747        914,533             --

      62,397             --         19,343             --        130,747             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,788,152   $     62,397   $    486,051   $     19,343   $  3,006,088   $    130,747   $    914,533   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                                                  SCUDDER
                                                     SCUDDER                     SCUDDER GLOBAL               GROWTH & INCOME
                                                   FIXED INCOME                    BLUE CHIP                     STRATEGY
                                                   PORTFOLIO -                    PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                        CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (36,692)  $     (1,268)  $    (11,748)  $       (276)  $    (14,619)  $         --
  Realized gain (loss) ..................        12,629             19          2,015              3            336             --
  Change in unrealized gain (loss)
    on investments ......................       125,103          4,314        169,272          7,312        183,210             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       101,040          3,065        159,539          7,039        168,927             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     4,813,733        159,388      1,126,553        118,575      4,006,736             --
  Participant transfers from other
    funding options .....................       324,448         24,684        143,238          2,500        226,375             --
  Administrative charges ................          (185)            (3)           (53)            --             --             --
  Contract surrenders ...................       (23,101)          (700)        (7,954)            --         (3,824)            --
  Participant transfers to other
    funding options .....................      (243,005)           (66)       (17,898)            --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,871,890        183,303      1,243,886        121,075      4,229,287             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     4,972,930        186,368      1,403,425        128,114      4,398,214             --


NET ASSETS:
    Beginning of year ...................       186,368             --        128,114             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,159,298   $    186,368   $  1,531,539   $    128,114   $  4,398,214   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                                    SCUDDER
                                                                      SCUDDER                   INCOME & GROWTH
           SCUDDER                    SCUDDER GROWTH                HIGH INCOME                     STRATEGY
     GROWTH PORTFOLIO -            STRATEGY PORTFOLIO -             PORTFOLIO -                   PORTFOLIO -
           CLASS B                       CLASS B                      CLASS B                       CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (10,283)  $       (123)  $    (14,614)  $         --   $       (635)  $     (1,193)  $     (8,012)  $         --
        (112)             2          2,194             --          1,083             94            405             --

      54,745          1,346        221,264             --        181,818         13,564         72,932             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      44,350          1,225        208,844             --        182,266         12,465         65,325             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,086,169         60,909      3,878,801             --      2,746,742        156,452      1,401,937             --

     121,403         10,098        808,789             --        310,225         34,627        975,182             --
         (39)            --             --             --           (101)            (2)            --             --
      (5,046)            --        (44,049)            --         (7,472)           (84)       (11,209)            --

     (26,449)            --           (762)            --       (160,050)        (1,088)            --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,176,038         71,007      4,642,779             --      2,889,344        189,905      2,365,910             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,220,388         72,232      4,851,623             --      3,071,610        202,370      2,431,235             --

      72,232             --             --             --        202,370             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,292,620   $     72,232   $  4,851,623   $         --   $  3,273,980   $    202,370   $  2,431,235   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     SCUDDER                       SCUDDER
                                                  INTERNATIONAL                    MERCURY                       SCUDDER
                                                  SELECT EQUITY                 LARGE CAP CORE                MONEY MARKET
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                       CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (15,840)  $       (219)  $         --   $         --   $    (19,529)  $       (568)
  Realized gain (loss) ..................        (2,080)             6             --             --             --             --
  Change in unrealized gain (loss)
    on investments ......................       251,172          6,320             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       233,252          6,107             --             --        (19,529)          (568)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,844,985         74,394         56,222             --      6,880,108        432,663
  Participant transfers from other
    funding options .....................       154,969          1,348          1,410             --        156,021             --
  Administrative charges ................           (51)            --             --             --           (222)            (2)
  Contract surrenders ...................        (4,541)            --             --             --        (17,498)            --
  Participant transfers to other
    funding options .....................      (118,151)           (73)            --             --     (4,975,786)      (144,544)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,877,211         75,669         57,632             --      2,042,623        288,117
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,110,463         81,776         57,632             --      2,023,094        287,549


NET ASSETS:
    Beginning of year ...................        81,776             --             --             --        287,549             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,192,239   $     81,776   $     57,632   $         --   $  2,310,643   $    287,549
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

           SCUDDER                                                                                  SCUDDER
          SMALL CAP                      SCUDDER                      SCUDDER                      TEMPLETON
           GROWTH                    STRATEGIC INCOME                TECHNOLOGY                  FOREIGN VALUE
         PORTFOLIO -                   PORTFOLIO -               GROWTH PORTFOLIO -               PORTFOLIO -
           CLASS B                       CLASS B                      CLASS B                       CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (10,925)  $       (212)  $    (24,503)  $     (1,677)  $    (11,439)  $       (454)  $        (86)  $         --
        (594)             2         13,768             26        (11,833)             4              1             --

     108,422          1,792        175,317          7,832         41,350          6,048          1,867             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      96,903          1,582        164,582          6,181         18,078          5,598          1,782             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     846,492         81,940      1,886,097        202,292        789,888        132,679        102,038             --

     187,578         14,936        347,968         54,987        186,962            800             --             --
         (69)            --            (97)            (2)           (57)            --             --             --
      (4,927)            --         (7,788)           (62)       (68,346)            --             --             --

     (39,795)            --        (48,822)            --        (89,560)          (151)            --             --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     989,279         96,876      2,177,358        257,215        818,887        133,328        102,038             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,086,182         98,458      2,341,940        263,396        836,965        138,926        103,820             --

      98,458             --        263,396             --        138,926             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,184,640   $     98,458   $  2,605,336   $    263,396   $    975,891   $    138,926   $    103,820   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                      SCUDDER                      SVS DAVIS                    SVS DREMAN
                                                    TOTAL RETURN                 VENTURE VALUE              FINANCIAL SERVICES
                                                    PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                      CLASS B                       CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (14,509)  $       (172)  $    (41,215)  $       (708)  $    (10,634)  $       (118)
  Realized gain (loss) ..................        (3,424)             3          3,324             67            304              2
  Change in unrealized gain (loss)
    on investments ......................       111,133          1,551        372,152         15,147        105,112          2,327
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        93,200          1,382        334,261         14,506         94,782          2,211
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,248,691          9,415      4,025,029        180,670      1,251,779         65,844
  Participant transfers from other
    funding options .....................       416,544         31,929        699,306         19,624         92,101          7,189
  Administrative charges ................           (54)            --           (155)            --            (61)            --
  Contract surrenders ...................       (12,487)            --        (12,799)          (128)        (3,283)           (63)
  Participant transfers to other
    funding options .....................      (166,156)            --        (79,715)        (1,091)       (10,913)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,486,538         41,344      4,631,666        199,075      1,329,623         72,970
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,579,738         42,726      4,965,927        213,581      1,424,405         75,181


NET ASSETS:
    Beginning of year ...................        42,726             --        213,581             --         75,181             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,622,464   $     42,726   $  5,179,508   $    213,581   $  1,499,586   $     75,181
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

         SVS DREMAN                                                  SVS EAGLE
         HIGH RETURN                    SVS DREMAN                    FOCUSED                     SVS FOCUS
           EQUITY                    SMALL CAP VALUE              LARGE CAP GROWTH              VALUE & GROWTH
         PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -                  PORTFOLIO -
           CLASS B                       CLASS B                      CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (34,203)  $       (888)  $    (28,057)  $       (824)  $    (12,901)  $       (285)  $     (5,907)  $        (93)
       3,930            110         14,027             27         (1,695)             6            118              2

     480,408         19,568        460,948         21,911         71,165          6,397         56,157          2,459
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     450,135         18,790        446,918         21,114         56,569          6,118         50,368          2,368
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,053,038        176,917      2,856,741        224,544      1,049,856        107,652        312,106         44,601

     338,173         17,581        449,557          4,795        105,278          2,762        161,631             --
        (159)            (2)          (108)            (1)           (69)            (1)           (25)            --
     (14,033)           (63)      (139,528)          (108)        (5,419)            --           (870)            --

    (198,485)        (1,283)       (64,055)          (332)       (46,581)          (279)        (1,482)           (66)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,178,534        193,150      3,102,607        228,898      1,103,065        110,134        471,360         44,535
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   5,628,669        211,940      3,549,525        250,012      1,159,634        116,252        521,728         46,903

     211,940             --        250,012             --        116,252             --         46,903             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  5,840,609   $    211,940   $  3,799,537   $    250,012   $  1,275,886   $    116,252   $    568,631   $     46,903
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     SCUDDER
                                                   GOVERNMENT &                    SCUDDER
                                                AGENCY SECURITIES              LARGE CAP VALUE                SVS INDEX 500
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                       CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (5,703)  $       (541)  $    (18,725)  $       (546)  $    (31,523)  $     (1,381)
  Realized gain (loss) ..................         1,835             35          3,149             75         (1,611)            55
  Change in unrealized gain (loss)
    on investments ......................        16,330          1,794        164,171         12,205        276,785         21,385
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        12,462          1,288        148,595         11,734        243,651         20,059
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,053,991        177,317      1,842,305        117,860      2,676,894        186,015
  Participant transfers from other
    funding options .....................       123,863         13,579        326,195         13,805        545,820         54,068
  Administrative charges ................           (25)            --           (100)            --            (75)            --
  Contract surrenders ...................        (5,214)          (575)        (8,207)            --         (4,112)          (212)
  Participant transfers to other
    funding options .....................      (131,848)       (10,667)      (159,869)        (1,223)       (96,946)        (1,070)
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,040,767        179,654      2,000,324        130,442      3,121,581        238,801
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,053,229        180,942      2,148,919        142,176      3,365,232        258,860


NET ASSETS:
    Beginning of year ...................       180,942             --        142,176             --        258,860             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,234,171   $    180,942   $  2,291,095   $    142,176   $  3,624,092   $    258,860
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                        SVS JANUS                     SVS JANUS
         SVS INVESCO                    GROWTH AND                      GROWTH                      SVS MFS
       DYNAMIC GROWTH                     INCOME                    OPPORTUNITIES               STRATEGIC VALUE
         PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
           CLASS B                       CLASS B                       CLASS B                      CLASS B
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (2,713)  $       (796)  $    (15,546)  $     (1,031)  $     (2,183)  $        (17)  $    (17,990)  $       (162)
      11,804             52          4,678             20            545             --         (1,879)             3

       4,376         11,326        138,680         15,670         35,350            268        222,278          3,052
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      13,467         10,582        127,812         14,659         33,712            251        202,409          2,893
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      74,088        128,206      1,091,296        203,929        280,096          6,374      1,636,212         96,040

      10,988             --        212,241         10,299            112             --        404,828             --
         (19)            (1)           (65)            (1)            (8)            --            (64)            (1)
    (104,664)            --       (142,986)          (126)        (2,805)            --        (10,471)            --

      (2,585)          (562)      (134,461)           (15)        (7,774)            --       (304,868)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     (22,192)       127,643      1,026,025        214,086        269,621          6,374      1,725,637         96,039
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      (8,725)       138,225      1,153,837        228,745        303,333          6,625      1,928,046         98,932

     138,225             --        228,745             --          6,625             --         98,932             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    129,500   $    138,225   $  1,382,582   $    228,745   $    309,958   $      6,625   $  2,026,978   $     98,932
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     SVS OAK                      SVS TURNER                 ALGER AMERICAN
                                                 STRATEGIC EQUITY               MID CAP GROWTH                  BALANCED
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                     CLASS B                       CLASS B                   CLASS S SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (10,222)  $       (888)  $    (12,101)  $       (499)  $    (19,093)  $       (780)
  Realized gain (loss) ..................        (1,060)           343            174            229          2,258              6
  Change in unrealized gain (loss)
    on investments ......................        47,555         14,234        127,646          8,376        156,702          8,344
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        36,273         13,689        115,719          8,106        139,867          7,570
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       725,330        129,573      1,147,745        104,259      2,572,149        284,486
  Participant transfers from other
    funding options .....................        88,625             --        133,181          1,200        170,163          6,421
  Administrative charges ................           (81)            (3)           (64)            (1)          (143)            (1)
  Contract surrenders ...................        (1,781)            --         (2,368)            --        (10,716)          (125)
  Participant transfers to other
    funding options .....................       (33,679)        (2,639)       (54,335)        (2,117)      (161,348)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       778,414        126,931      1,224,159        103,341      2,570,105        290,781
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       814,687        140,620      1,339,878        111,447      2,709,972        298,351


NET ASSETS:
    Beginning of year ...................       140,620             --        111,447             --        298,351             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    955,307   $    140,620   $  1,451,325   $    111,447   $  3,008,323   $    298,351
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

       ALGER AMERICAN
      LEVERAGED ALLCAP                CONVERTIBLE                   DISCIPLINED
         PORTFOLIO -                   SECURITIES                  MID CAP STOCK                 EQUITY INCOME
       CLASS S SHARES                  PORTFOLIO                     PORTFOLIO                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     (5,266)  $       (225)  $     26,293   $      6,281   $    (14,778)  $        (21)  $     18,595   $        780
      (8,160)            --          1,585             20         72,408              9        140,823             22

      50,904          2,356         37,687          6,863        210,494          5,411        162,959          6,854
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      37,478          2,131         65,565         13,164        268,124          5,399        322,377          7,656
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     501,999         87,791      1,382,758         60,149      2,151,967         91,690      3,767,648        135,142

      85,114          2,610        504,236        201,707        186,986          9,145        353,841             --
         (42)            --           (108)            --           (152)            --           (243)            --
      (1,982)            --         11,995             --             --             --        (16,964)          (745)

    (118,845)           (98)       (49,668)            --         (9,396)            --        (30,420)        (1,096)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     466,244         90,303      1,849,213        261,856      2,329,405        100,835      4,073,862        133,301
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     503,722         92,434      1,914,778        275,020      2,597,529        106,234      4,396,239        140,957

      92,434             --        275,020             --        106,234             --        140,957             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    596,156   $     92,434   $  2,189,798   $    275,020   $  2,703,763   $    106,234   $  4,537,196   $    140,957
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                     FEDERATED
                                                     HIGH YIELD                FEDERATED STOCK                  LARGE CAP
                                                     PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    180,563   $     21,638   $      2,375   $        320   $      1,652   $          2
  Realized gain (loss) ..................         2,791             29         (1,447)             9           (833)            --
  Change in unrealized gain (loss)
    on investments ......................       (48,938)       (12,269)        27,602          3,856         69,474            389
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       134,416          9,398         28,530          4,185         70,293            391
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,091,600        335,999        452,503             --      1,054,524          9,893
  Participant transfers from other
    funding options .....................       392,168          1,977         15,203         35,830        145,548             --
  Administrative charges ................          (131)            --            (39)            --            (53)            --
  Contract surrenders ...................       (12,641)          (266)            --             --           (986)            --
  Participant transfers to other
    funding options .....................       (33,770)           (41)       (66,757)            --         (4,931)            --
  Other payments to participants ........        (3,889)            --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,433,337        337,669        400,910         35,830      1,194,102          9,893
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,567,753        347,067        429,440         40,015      1,264,395         10,284


NET ASSETS:
    Beginning of year ...................       347,067             --         40,015             --         10,284             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,914,820   $    347,067   $    469,455   $     40,015   $  1,274,679   $     10,284
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

          LAZARD                      MERRILL LYNCH                     MFS                           MFS
    INTERNATIONAL STOCK               LARGE CAP CORE              EMERGING GROWTH                MID CAP GROWTH
         PORTFOLIO                      PORTFOLIO                    PORTFOLIO                     PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$     13,657   $        809   $      1,630   $         77   $     (9,149)  $        (65)  $    (11,535)  $       (614)
       1,423             55            225              6           (253)             1            400             34

     101,984          4,992         69,184          1,466        106,494          1,364        127,263          6,664
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     117,064          5,856         71,039          1,549         97,092          1,300        116,128          6,084
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,310,621         62,244      1,229,807         35,541        934,028         35,726      1,287,874        115,287

     104,303             --         15,113             55        145,827         13,210        154,615         27,899
         (45)            --            (19)            (2)           (33)            --            (80)            --
      (2,652)            --         (3,823)            --         (3,221)            --          1,446           (735)

     (19,748)          (561)        (3,562)           (76)       (34,950)            --        (29,342)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,392,479         61,683      1,237,516         35,518      1,041,651         48,936      1,414,513        142,451
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,509,543         67,539      1,308,555         37,067      1,138,743         50,236      1,530,641        148,535

      67,539             --         37,067             --         50,236             --        148,535             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,577,082   $     67,539   $  1,345,622   $     37,067   $  1,188,979   $     50,236   $  1,679,176   $    148,535
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                        MFS                      PIONEER FUND                SOCIAL AWARENESS
                                                  VALUE PORTFOLIO                 PORTFOLIO                   STOCK PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     10,316   $         --   $      1,243   $         48   $        282   $         --
  Realized gain (loss) ..................        13,777             --          1,814             28             37             --
  Change in unrealized gain (loss)
    on investments ......................        62,625             --         24,871            408         24,557             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        86,718             --         27,928            484         24,876             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,076,464             --        284,906          7,904        245,922             --
  Participant transfers from other
    funding options .....................       333,310             --         51,886          4,292          7,725             --
  Administrative charges ................           (11)            --            (19)            (2)            (7)            --
  Contract surrenders ...................            --             --         (2,518)            --             --             --
  Participant transfers to other
    funding options .....................        (1,382)            --           (751)            --            (57)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,408,381             --        333,504         12,194        253,583             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,495,099             --        361,432         12,678        278,459             --


NET ASSETS:
    Beginning of year ...................            --             --         12,678             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,495,099   $         --   $    374,110   $     12,678   $    278,459   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

          TRAVELERS                  U.S. GOVERNMENT                 AIM CAPITAL                      MFS
        QUALITY BOND                    SECURITIES                   APPRECIATION                 TOTAL RETURN
          PORTFOLIO                     PORTFOLIO                     PORTFOLIO                    PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    176,868   $     12,123   $     60,941   $         --   $     (5,955)  $       (137)  $    216,667   $      8,373
         272          2,088            281             --            159             13        320,164             47

    (131,625)       (11,111)       (47,079)            --         79,714          2,198        208,909         17,051
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      45,515          3,100         14,143             --         73,918          2,074        745,740         25,471
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,803,584        659,322      1,113,689             --        865,838         48,064      9,834,215        535,487

     754,463         28,488        524,586             --        197,560          3,302      1,507,274         25,466
        (282)           (18)           (10)            --            (58)            --           (796)            (3)
     (19,505)          (784)        (1,633)            --         (8,856)          (745)       (65,034)            --

    (131,341)      (384,693)       (10,207)            --         (1,499)            --       (237,163)       (32,666)
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,406,919        302,315      1,626,425             --      1,052,985         50,621     11,038,496        528,284
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,452,434        305,415      1,640,568             --      1,126,903         52,695     11,784,236        553,755

     305,415             --             --             --         52,695             --        553,755             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,757,849   $    305,415   $  1,640,568   $         --   $  1,179,598   $     52,695   $ 12,337,991   $    553,755
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                      SB
                                                     PIONEER                   ADJUSTABLE RATE
                                                 STRATEGIC INCOME             INCOME PORTFOLIO -             STRATEGIC EQUITY
                                                    PORTFOLIO                   CLASS I SHARES                   PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    136,287   $         --   $      4,674   $         48   $      2,705   $       (267)
  Realized gain (loss) ..................           523             --          3,582             --         (2,111)            37
  Change in unrealized gain (loss)
    on investments ......................       (69,048)            --        (11,708)           (37)        16,348          4,628
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        67,762             --         (3,452)            11         16,942          4,398
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,704,476             --      1,886,321         21,712        433,526         62,585
  Participant transfers from other
    funding options .....................       517,041             --        656,486          2,704         25,854             --
  Administrative charges ................           (16)            --            (32)            --            (31)            --
  Contract surrenders ...................        (1,667)            --         (6,664)           (39)        (5,108)          (912)
  Participant transfers to other
    funding options .....................       (24,159)            --     (1,041,989)           (52)       (88,987)            --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,195,675             --      1,494,122         24,325        365,254         61,673
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,263,437             --      1,490,670         24,336        382,196         66,071


NET ASSETS:
    Beginning of year ...................            --             --         24,336             --         66,071             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,263,437   $         --   $  1,515,006   $     24,336   $    448,267   $     66,071
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                                                                     DYNAMIC
          COMSTOCK                      ENTERPRISE                   CONTRAFUND(R)            CAPITAL APPRECIATION
         PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
       CLASS II SHARES               CLASS II SHARES               SERVICE CLASS 2               SERVICE CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (24,799)  $       (803)  $     (1,643)  $        (80)  $    (31,410)  $       (443)  $     (4,321)  $       (993)
       1,340             48             90             19          1,984             43            127             42

     384,691         18,623         10,160          1,393        452,645          7,751         18,885         13,726
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     361,232         17,868          8,607          1,332        423,219          7,351         14,691         12,775
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   3,655,238        235,544         68,111         23,461      4,075,053         95,350        260,646        123,679

     717,279         35,457         52,313             --      1,094,240         18,463         43,014             --
        (159)            (2)            (7)            --           (228)            (2)           (19)            --
     (10,989)            --           (939)            --         (1,422)            --             --             --

     (67,187)          (523)          (969)          (212)       (53,854)            --         (1,136)            --
          --             --             --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,294,182        270,476        118,509         23,249      5,113,789        113,811        302,505        123,679
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,655,414        288,344        127,116         24,581      5,537,008        121,162        317,196        136,454

     288,344             --         24,581             --        121,162             --        136,454             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  4,943,758   $    288,344   $    151,697   $     24,581   $  5,658,170   $    121,162   $    453,650   $    136,454
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
               (DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                                MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2                    COMBINED
                                           -----------------------------   ----------------------------
                                                 2004            2003            2004            2003
                                                 ----            ----            ----            ----
OPERATIONS:
  Net investment income (loss) ..........  $     (48,291)  $        (682)  $     (63,283)  $      27,662
  Realized gain (loss) ..................          5,135           1,936       1,680,049          33,784
  Change in unrealized gain (loss)
    on investments ......................      1,091,375          14,667      22,751,634         823,193
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........      1,048,219          15,921      24,368,400         884,639
                                           -------------   -------------   -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      5,939,970         137,030     300,383,281      16,465,802
  Participant transfers from other
    funding options .....................      1,082,959          37,480      59,529,060       1,763,776
  Administrative charges ................           (310)             --         (16,551)           (111)
  Contract surrenders ...................        (46,484)           (861)     (2,339,955)        (40,871)
  Participant transfers to other
    funding options .....................       (109,188)            (28)    (27,173,159)       (778,342)
  Other payments to participants ........             --              --         (61,686)             --
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      6,866,947         173,621     330,320,990      17,410,254
                                           -------------   -------------   -------------   -------------

    Net increase (decrease) in net assets      7,915,166         189,542     354,689,390      18,294,893


NET ASSETS:
    Beginning of year ...................        189,542              --      18,294,893              --
                                           -------------   -------------   -------------   -------------
    End of year .........................  $   8,104,708   $     189,542   $ 372,984,283   $  18,294,893
                                           =============   =============   =============   =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Eleven is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Eleven includes the Pioneer Annuistar Plus, Portfolio Architect Plus, and Scudder Advocate Rewards Annuity Products.

Participant purchase payments applied to Separate Account Eleven are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Eleven were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Utilities Fund (Formerly INVESCO VIF - Utilities Fund) AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
         Credit Suisse Trust Global Post-Venture Capital Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Investment Portfolio, Massachusetts business trust
         Dreyfus MidCap Stock Portfolio - Service Shares
     Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
         Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund Appreciation Portfolio - Initial
           Shares
         Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial
           Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class II Shares
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I
           Shares)
         Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class II
           Shares)
         Salomon Brothers Variable Growth & Income Fund - Class I Shares

     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly
           Merrill Lynch Small Cap Value V.I. Fund - Class III)
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
         Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Scudder VIT Funds, Massachusetts business trust
         Scudder Real Estate Securities Portfolio - Class B

     Scudder Variable Series I, Massachusetts business trust
         21st Century Growth Portfolio - Class B
         Capital Growth Portfolio - Class B
         Global Discovery Portfolio - Class B
         Growth and Income Portfolio - Class B
         Health Sciences Portfolio - Class B
         International Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder Aggressive Growth Portfolio - Class B
         Scudder Blue Chip Portfolio - Class B
         Scudder Conservative Income Strategy Portfolio - Class B Scudder Fixed Income Portfolio - Class B
         Scudder Global Blue Chip Portfolio - Class B
         Scudder Government & Agency Securities Portfolio - Class B (Formerly Scudder Government Securities Portfolio - Class B) Scudder Growth & Income Strategy Portfolio - Clas B
         Scudder Growth Portfolio - Class B
         Scudder Growth Strategy Portfolio - Class B
         Scudder High Income Portfolio - Class B
         Scudder Income & Growth Strategy Portfolio - Class B
         Scudder International Select Equity Portfolio - Class B Scudder Large Cap Value Portfolio - Class B
         (Formerly Scudder Contrarian Value Portfolio - Class B) Scudder Mercury Large Cap Core Portfolio - Class B
         Scudder Money Market Portfolio - Class B
         Scudder Small Cap Growth Portfolio - Class B
         Scudder Strategic Income Portfolio - Class B
         Scudder Technology Growth Portfolio - Class B
         Scudder Templeton Foreign Value Portfolio - Class B
         Scudder Total Return Portfolio - Class B
         SVS Davis Venture Value Portfolio - Class B
         SVS Dreman Financial Services Portfolio - Class B
         SVS Dreman High Return Equity Portfolio - Class B
         SVS Dreman Small Cap Value Portfolio - Class B
         SVS Eagle Focused Large Cap Growth Portfolio - Class B
         SVS Focus Value & Growth Portfolio - Class B
         SVS Index 500 Portfolio - Class B
         SVS INVESCO Dynamic Growth Portfolio - Class B
         SVS Janus Growth And Income Portfolio - Class B
         SVS Janus Growth Opportunities Portfolio - Class B
         SVS MFS Strategic Value Portfolio - Class B
         SVS Oak Strategic Equity Portfolio - Class B
         SVS Turner Mid Cap Growth Portfolio - Class B
     The Alger American Fund, Massachusetts business trust
         Alger American Balanced Portfolio - Class S Shares
         Alger American Leveraged AllCap Portfolio - Class S Shares

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Strategic Equity Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Enterprise Portfolio - Class II Shares
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Eleven in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Eleven form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Eleven. Separate Account Eleven is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Eleven has adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $356,502,431 and $24,669,431 respectively, for the period ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $349,399,810 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $24,282,948. Gross unrealized depreciation for all investments at December 31, 2004 was $708,110.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Income Solution, if elected by the contract owner (GIS)
  - Guaranteed Income Solution Plus, if elected by the contract owner (GISP)
  - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner
    (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Step up (SU), Deferred Annual Step up (D) and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.. The table displays
Standard  (S),   Step-Up   (SU),   and  Roll-Up  (R)  Death  Benefit  (Dth  Ben)
designations.

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                  ELEVEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Asset-based Charges
                                                              ---------------------------------------------------------------------
                                                                             Optional Features
Separate Account Charge (1)  Dth                                             -------------------------------------           Total
 (as identified in Note 5)   Ben  Product                      M&E     ADM   E.S.P.   GMWB     GIS    GISP    GMAB           Charge
---------------------------------------------------------    ----------------------------------------------------------------------
Separate Account Charge 1.55% S   Pioneer AnnuiStar Plus      1.40%   0.15%                                                   1.55%
                              S   Portfolio Architect Plus    1.40%   0.15%                                                   1.55%
                              S   Scudder Advocate Rewards    1.40%   0.15%                                                   1.55%

Separate Account Charge 1.70% SU  Pioneer AnnuiStar Plus      1.55%   0.15%                                                   1.70%
                              SU  Portfolio Architect Plus    1.55%   0.15%                                                   1.70%
                              SU  Scudder Advocate  Rewards   1.55%   0.15%                                                   1.70%

Separate Account Charge 1.75% S   Pioneer AnnuiStar Plus      1.40%   0.15%   0.20%                                           1.75%
                              S   Portfolio Architect Plus    1.40%   0.15%   0.20%                                           1.75%
                              S   Scudder Advocate Rewards    1.40%   0.15%   0.20%                                           1.75%

Separate Account Charge 1.90% SU  Pioneer AnnuiStar Plus      1.55%   0.15%   0.20%                                           1.90%
                              SU  Portfolio Architect Plus    1.55%   0.15%   0.20%                                           1.90%
                              SU  Scudder Advocate Rewards    1.55%   0.15%   0.20%                                           1.90%
                              R   Pioneer AnnuiStar Plus      1.75%   0.15%                                                   1.90%
                              R   Portfolio Architect Plus    1.75%   0.15%                                                   1.90%
                              R   Scudder Advocate Rewards    1.75%   0.15%                                                   1.90%

Separate Account Charge 1.95% S   Pioneer AnnuiStar Plus      1.40%   0.15%           0.40%                                   1.95%
                              S   Portfolio Architect Plus    1.40%   0.15%           0.40%                                   1.95%
                              S   Scudder Advocate Rewards    1.40%   0.15%                   0.40%                           1.95%
                              S   Scudder Advocate Rewards    1.40%   0.15%                                   0.40%           1.95%

Separate Account Charge 2.05% S   Pioneer AnnuiStar Plus      1.40%   0.15%                                   0.50%           2.05%
                              S   Portfolio Architect Plus    1.40%   0.15%                                   0.50%           2.05%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                  ELEVEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Asset-based Charges
                                                               ---------------------------------------------------------------------
                                                                              Optional Features
Separate Account Charge (1)  Dth                                              ----------------------------------------        Total
 (as identified in Note 5)   Ben  Product                       M&E     ADM   E.S.P.   GMWB     GIS    GISP    GMAB           Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.10% SU  Pioneer AnnuiStar Plus       1.55%   0.15%           0.40%                                   2.10%
                              SU  Portfolio Architect Plus     1.55%   0.15%           0.40%                                   2.10%
                              R   Pioneer AnnuiStar Plus       1.75%   0.15%   0.20%                                           2.10%
                              R   Portfolio Architect Plus     1.75%   0.15%   0.20%                                           2.10%
                              S   Scudder Advocate Rewards     1.40%   0.15%                           0.55%                   2.10%
                              SU  Scudder Advocate Rewards     1.55%   0.15%                   0.40%                           2.10%
                              R   Scudder Advocate Rewards     1.75%   0.15%   0.20%                                           2.10%
                              SU  Scudder Advocate Rewards     1.55%   0.15%                                   0.40%           2.10%

Separate Account Charge 2.15% S   Pioneer AnnuiStar Plus       1.40%   0.15%   0.20%   0.40%                                   2.15%
                              S   Portfolio Architect Plus     1.40%   0.15%   0.20%   0.40%                                   2.15%
                              S   Scudder Advocate Rewards     1.40%   0.15%   0.20%           0.40%                           2.15%
                              S   Scudder Advocate Rewards     1.40%   0.15%   0.20%                           0.40%           2.15%

Separate Account Charge 2.20% SU  Pioneer AnnuiStar Plus       1.55%   0.15%                                   0.50%           2.20%
                              SU  Portfolio Architect Plus     1.55%   0.15%                                   0.50%           2.20%

Separate Account Charge 2.25% S   Pioneer AnnuiStar Plus       1.40%   0.15%   0.20%                           0.50%           2.25%
                              S   Portfolio Architect Plus     1.40%   0.15%   0.20%                           0.50%           2.25%
                              SU  Scudder Advocate Rewards     1.55%   0.15%                           0.55%                   2.25%

Separate Account Charge 2.30% SU  Pioneer AnnuiStar Plus       1.55%   0.15%   0.20%   0.40%                                   2.30%
                              R   Pioneer AnnuiStar Plus       1.75%   0.15%           0.40%                                   2.30%
                              SU  Portfolio Architect Plus     1.55%   0.15%   0.20%   0.40%                                   2.30%
                              R   Portfolio Architect Plus     1.75%   0.15%           0.40%                                   2.30%
                              S   Scudder Advocate Rewards     1.40%   0.15%   0.20%                   0.55%                   2.30%
                              SU  Scudder Advocate Rewards     1.55%   0.15%   0.20%           0.40%                           2.30%
                              R   Scudder Advocate Rewards     1.75%   0.15%                   0.40%                           2.30%
                              SU  Scudder Advocate Rewards     1.55%   0.15%   0.20%                           0.40%           2.30%
                              R   Scudder Advocate Rewards     1.75%   0.15%                                   0.40%           2.30%

Separate Account Charge 2.40% SU  Pioneer AnnuiStar Plus       1.55%   0.15%   0.20%                           0.50%           2.40%
                              R   Pioneer AnnuiStar Plus       1.75%   0.15%                                   0.50%           2.40%
                              SU  Portfolio Architect Plus     1.55%   0.15%   0.20%                           0.50%           2.40%
                              R   Portfolio Architect Plus     1.75%   0.15%                                   0.50%           2.40%

Separate Account Charge 2.45% SU  Scudder Advocate Rewards     1.55%   0.15%   0.20%                   0.55%                   2.45%
                              R   Scudder Advocate Rewards     1.75%   0.15%                           0.55%                   2.45%

Separate Account Charge 2.50% R   Pioneer AnnuiStar Plus       1.75%   0.15%   0.20%   0.40%                                   2.50%
                              R   Portfolio Architect Plus     1.75%   0.15%   0.20%   0.40%                                   2.50%
                              R   Scudder Advocate Rewards     1.75%   0.15%   0.20%           0.40%                           2.50%
                              R   Scudder Advocate Rewards     1.75%   0.15%   0.20%                           0.40%           2.50%

Separate Account Charge 2.60% R   Pioneer AnnuiStar Plus       1.75%   0.15%   0.20%                           0.50%           2.60%
                              R   Portfolio Architect Plus     1.75%   0.15%   0.20%                           0.50%           2.60%

Separate Account Charge 2.65% R   Scudder Advocate Rewards     1.75%   0.15%   0.20%                   0.55%                   2.65%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For Contracts in the accumulation phase with a value of less than $100,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant purchases when they are received. However, in the accumulation phase, a withdrawal charge of up to 8% will apply if the purchase payment is withdrawn within nine years of its payment date. Withdrawal charges assessed were $83,366 and $643 for the period ended December 31, 2004 and 2003, respectively and are included in contract surrenders on the Statement of Changes in Net Assets. This charge is assessed through the redemption of units.

In the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximun charge, applied to the amount withdrawn, is 8% decreasing to 0% in years nine and later and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 1.55% ..............................             243,803      $  1.432         $    349,068
    Separate Account Charges 1.70% ..............................              38,929         1.428               55,602
    Separate Account Charges 1.75% ..............................                   -         1.427                    -
    Separate Account Charges 1.90% ..............................               1,749         1.423                2,489
    Separate Account Charges 1.95% ..............................             599,737         1.422              852,947
    Separate Account Charges 2.05% ..............................              63,661         1.171               74,560
    Separate Account Charges 2.10% ..............................             104,464         1.419              148,206
    Separate Account Charges 2.15% ..............................                   -         1.417                    -
    Separate Account Charges 2.20% ..............................              65,584         1.326               86,981
    Separate Account Charges 2.25% ..............................                   -         1.163                    -
    Separate Account Charges 2.30% ..............................              21,556         1.414               30,481
    Separate Account Charges 2.40% ..............................              19,487         1.169               22,780
    Separate Account Charges 2.45% ..............................                   -         1.162                    -
    Separate Account Charges 2.50% ..............................              12,785         1.409               18,018
    Separate Account Charges 2.65% ..............................                   -         1.160                    -
    Separate Account Charges 2.60% ..............................                   -         1.168                    -

High Yield Bond Trust
    Separate Account Charges 1.55% ..............................             588,256         1.063              625,327
    Separate Account Charges 1.70% ..............................             180,567         1.062              191,750
    Separate Account Charges 1.75% ..............................                   -         1.062                    -
    Separate Account Charges 1.90% ..............................              66,598         1.060               70,626
    Separate Account Charges 1.95% ..............................             319,927         1.060              339,162
    Separate Account Charges 2.05% ..............................              77,695         1.078               83,723
    Separate Account Charges 2.10% ..............................             132,910         1.059              140,758
    Separate Account Charges 2.15% ..............................               4,280         1.059                4,531
    Separate Account Charges 2.20% ..............................              61,838         1.058               65,444
    Separate Account Charges 2.25% ..............................               1,669         1.058                1,766
    Separate Account Charges 2.30% ..............................               8,024         1.058                8,486
    Separate Account Charges 2.40% ..............................              13,701         1.076               14,736
    Separate Account Charges 2.45% ..............................                   -         1.057                    -
    Separate Account Charges 2.50% ..............................               5,932         1.056                6,266
    Separate Account Charges 2.65% ..............................                   -         1.055                    -
    Separate Account Charges 2.60% ..............................                   -         1.074                    -

Managed Assets Trust
    Separate Account Charges 1.55% ..............................             318,685         1.061              338,214
    Separate Account Charges 1.70% ..............................             160,497         1.060              170,160
    Separate Account Charges 1.75% ..............................               3,195         1.060                3,387
    Separate Account Charges 1.90% ..............................              49,466         1.059               52,371

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Managed Assets Trust (continued)
    Separate Account Charges 1.95% ..............................             330,502      $  1.058         $    349,803
    Separate Account Charges 2.05% ..............................               8,796         1.073                9,441
    Separate Account Charges 2.10% ..............................             262,512         1.057              277,559
    Separate Account Charges 2.15% ..............................                   -         1.057                    -
    Separate Account Charges 2.20% ..............................                   -         1.057                    -
    Separate Account Charges 2.25% ..............................                   -         1.056                    -
    Separate Account Charges 2.30% ..............................              78,925         1.056               83,335
    Separate Account Charges 2.40% ..............................                   -         1.071                    -
    Separate Account Charges 2.45% ..............................                   -         1.055                    -
    Separate Account Charges 2.50% ..............................                   -         1.054                    -
    Separate Account Charges 2.65% ..............................                   -         1.053                    -
    Separate Account Charges 2.60% ..............................                   -         1.070                    -

Money Market Portfolio
    Separate Account Charges 1.55% ..............................           2,669,982         0.989            2,640,712
    Separate Account Charges 1.70% ..............................           1,116,721         0.987            1,101,771
    Separate Account Charges 1.75% ..............................                   -         0.986                    -
    Separate Account Charges 1.90% ..............................             747,359         0.983              734,857
    Separate Account Charges 1.95% ..............................           1,734,183         0.982            1,703,630
    Separate Account Charges 2.05% ..............................              57,824         0.996               57,587
    Separate Account Charges 2.10% ..............................           1,392,585         0.980            1,364,699
    Separate Account Charges 2.15% ..............................                   -         0.979                    -
    Separate Account Charges 2.20% ..............................                   -         0.980                    -
    Separate Account Charges 2.25% ..............................                   -         0.991                    -
    Separate Account Charges 2.30% ..............................           1,517,985         0.977            1,482,604
    Separate Account Charges 2.40% ..............................             122,820         0.994              122,085
    Separate Account Charges 2.45% ..............................                   -         0.989                    -
    Separate Account Charges 2.50% ..............................             275,155         0.973              267,838
    Separate Account Charges 2.65% ..............................                   -         0.988                    -
    Separate Account Charges 2.60% ..............................               2,496         0.993                2,478

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.55% ..............................             525,857         1.283              674,531
    Separate Account Charges 1.70% ..............................             339,421         1.280              434,325
    Separate Account Charges 1.75% ..............................              21,268         1.278               27,189
    Separate Account Charges 1.90% ..............................             113,134         1.275              144,282
    Separate Account Charges 1.95% ..............................             530,534         1.274              675,989
    Separate Account Charges 2.05% ..............................               2,150         1.056                2,271
    Separate Account Charges 2.10% ..............................             593,713         1.271              754,642
    Separate Account Charges 2.15% ..............................                   -         1.270                    -
    Separate Account Charges 2.20% ..............................                 959         1.196                1,148

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
AIM Variable Insurance Funds, Inc. (continued)
  AIM V.I. Capital Appreciation Fund - Series II (continued)
    Separate Account Charges 2.25% ..............................                   -      $  1.062         $          -
    Separate Account Charges 2.30% ..............................             231,839         1.267              293,696
    Separate Account Charges 2.40% ..............................                   -         1.054                    -
    Separate Account Charges 2.45% ..............................                   -         1.060                    -
    Separate Account Charges 2.50% ..............................              16,168         1.263               20,414
    Separate Account Charges 2.65% ..............................                   -         1.058                    -
    Separate Account Charges 2.60% ..............................               4,791         1.053                5,046
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.55% ..............................              83,381         1.391              116,020
    Separate Account Charges 1.70% ..............................             313,846         1.388              435,635
    Separate Account Charges 1.75% ..............................              57,583         1.387               79,857
    Separate Account Charges 1.90% ..............................              18,458         1.383               25,536
    Separate Account Charges 1.95% ..............................             232,067         1.382              320,761
    Separate Account Charges 2.05% ..............................              11,497         1.067               12,269
    Separate Account Charges 2.10% ..............................             276,314         1.379              380,997
    Separate Account Charges 2.15% ..............................              12,234         1.378               16,853
    Separate Account Charges 2.20% ..............................                 923         1.250                1,153
    Separate Account Charges 2.25% ..............................                   -         1.101                    -
    Separate Account Charges 2.30% ..............................              61,198         1.374               84,101
    Separate Account Charges 2.40% ..............................                   -         1.065                    -
    Separate Account Charges 2.45% ..............................                   -         1.099                    -
    Separate Account Charges 2.50% ..............................               3,183         1.370                4,360
    Separate Account Charges 2.65% ..............................                   -         1.097                    -
    Separate Account Charges 2.60% ..............................                   -         1.064                    -
  AIM V.I. Utilities Fund
    Separate Account Charges 1.55% ..............................              63,769         1.300               82,917
    Separate Account Charges 1.70% ..............................              26,330         1.297               34,156
    Separate Account Charges 1.75% ..............................                   -         1.296                    -
    Separate Account Charges 1.90% ..............................              13,375         1.293               17,297
    Separate Account Charges 1.95% ..............................             106,758         1.292              137,951
    Separate Account Charges 2.05% ..............................                   -         1.218                    -
    Separate Account Charges 2.10% ..............................             257,948         1.289              332,535
    Separate Account Charges 2.15% ..............................                   -         1.288                    -
    Separate Account Charges 2.20% ..............................                   -         1.287                    -
    Separate Account Charges 2.25% ..............................                   -         1.203                    -
    Separate Account Charges 2.30% ..............................              50,899         1.285               65,412
    Separate Account Charges 2.40% ..............................                   -         1.216                    -
    Separate Account Charges 2.45% ..............................               5,843         1.201                7,016
    Separate Account Charges 2.50% ..............................                   -         1.281                    -
    Separate Account Charges 2.65% ..............................                   -         1.199                    -
    Separate Account Charges 2.60% ..............................                   -         1.215                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................             303,031      $  1.223         $    370,614
    Separate Account Charges 1.70% ..............................             126,144         1.220              153,903
    Separate Account Charges 1.75% ..............................                   -         1.219                    -
    Separate Account Charges 1.90% ..............................                   -         1.216                    -
    Separate Account Charges 1.95% ..............................             469,252         1.215              570,077
    Separate Account Charges 2.05% ..............................                   -         1.060                    -
    Separate Account Charges 2.10% ..............................             302,997         1.212              367,204
    Separate Account Charges 2.15% ..............................                   -         1.211                    -
    Separate Account Charges 2.20% ..............................                   -         1.168                    -
    Separate Account Charges 2.25% ..............................                   -         1.084                    -
    Separate Account Charges 2.30% ..............................              77,942         1.208               94,142
    Separate Account Charges 2.40% ..............................               6,266         1.058                6,629
    Separate Account Charges 2.45% ..............................                   -         1.082                    -
    Separate Account Charges 2.50% ..............................               6,543         1.204                7,877
    Separate Account Charges 2.65% ..............................                   -         1.080                    -
    Separate Account Charges 2.60% ..............................                   -         1.057                    -

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             615,070         1.475              907,165
    Separate Account Charges 1.70% ..............................             189,860         1.471              279,344
    Separate Account Charges 1.75% ..............................                   -         1.470                    -
    Separate Account Charges 1.90% ..............................              36,782         1.466               53,937
    Separate Account Charges 1.95% ..............................           1,971,785         1.465            2,888,773
    Separate Account Charges 2.05% ..............................              36,102         1.115               40,252
    Separate Account Charges 2.10% ..............................             892,275         1.461            1,304,058
    Separate Account Charges 2.15% ..............................              65,170         1.460               95,159
    Separate Account Charges 2.20% ..............................              29,918         1.339               40,061
    Separate Account Charges 2.25% ..............................                   -         1.118                    -
    Separate Account Charges 2.30% ..............................             143,383         1.457              208,850
    Separate Account Charges 2.40% ..............................              49,935         1.113               55,569
    Separate Account Charges 2.45% ..............................                   -         1.116                    -
    Separate Account Charges 2.50% ..............................             109,939         1.452              159,601
    Separate Account Charges 2.65% ..............................                   -         1.114                    -
    Separate Account Charges 2.60% ..............................               5,051         1.112                5,614

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................           2,082,365      $  1.395         $  2,904,365
    Separate Account Charges 1.70% ..............................             731,465         1.391            1,017,730
    Separate Account Charges 1.75% ..............................                   -         1.390                    -
    Separate Account Charges 1.90% ..............................             153,257         1.387              212,522
    Separate Account Charges 1.95% ..............................           6,624,019         1.385            9,177,083
    Separate Account Charges 2.05% ..............................             184,806         1.088              200,995
    Separate Account Charges 2.10% ..............................           2,602,616         1.382            3,596,979
    Separate Account Charges 2.15% ..............................             209,058         1.381              288,668
    Separate Account Charges 2.20% ..............................             125,978         1.268              159,731
    Separate Account Charges 2.25% ..............................                   -         1.101                    -
    Separate Account Charges 2.30% ..............................             644,130         1.377              887,249
    Separate Account Charges 2.40% ..............................              52,497         1.086               56,986
    Separate Account Charges 2.45% ..............................                   -         1.099                    -
    Separate Account Charges 2.50% ..............................             364,182         1.373              499,962
    Separate Account Charges 2.65% ..............................                   -         1.097                    -
    Separate Account Charges 2.60% ..............................               7,719         1.084                8,370
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................           1,513,638         1.366            2,067,251
    Separate Account Charges 1.70% ..............................             496,368         1.362              676,259
    Separate Account Charges 1.75% ..............................                   -         1.361                    -
    Separate Account Charges 1.90% ..............................             284,276         1.358              386,012
    Separate Account Charges 1.95% ..............................           5,706,279         1.357            7,741,229
    Separate Account Charges 2.05% ..............................             205,206         1.067              218,876
    Separate Account Charges 2.10% ..............................           2,605,912         1.353            3,526,666
    Separate Account Charges 2.15% ..............................             250,388         1.352              338,545
    Separate Account Charges 2.20% ..............................             111,451         1.241              138,326
    Separate Account Charges 2.25% ..............................               3,331         1.077                3,589
    Separate Account Charges 2.30% ..............................             566,607         1.349              764,240
    Separate Account Charges 2.40% ..............................             242,590         1.065              258,257
    Separate Account Charges 2.45% ..............................                   -         1.076                    -
    Separate Account Charges 2.50% ..............................             154,796         1.344              208,090
    Separate Account Charges 2.65% ..............................                   -         1.074                    -
    Separate Account Charges 2.60% ..............................              10,471         1.063               11,135

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.55% ..............................              36,384         1.626               59,179
    Separate Account Charges 1.70% ..............................              48,424         1.623               78,579
    Separate Account Charges 1.75% ..............................                   -         1.621                    -
    Separate Account Charges 1.90% ..............................              24,141         1.618               39,051

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Credit Suisse Trust (continued)
  Credit Suisse Trust Emerging Markets Portfolio (continued)
    Separate Account Charges 1.95% ..............................             166,155      $  1.616         $    268,574
    Separate Account Charges 2.05% ..............................                   -         1.289                    -
    Separate Account Charges 2.10% ..............................             229,336         1.613              369,836
    Separate Account Charges 2.15% ..............................                   -         1.611                    -
    Separate Account Charges 2.20% ..............................                   -         1.610                    -
    Separate Account Charges 2.25% ..............................              15,896         1.165               18,514
    Separate Account Charges 2.30% ..............................              11,897         1.608               19,126
    Separate Account Charges 2.40% ..............................                   -         1.286                    -
    Separate Account Charges 2.45% ..............................              81,744         1.163               95,060
    Separate Account Charges 2.50% ..............................                 402         1.603                  644
    Separate Account Charges 2.65% ..............................                   -         1.161                    -
    Separate Account Charges 2.60% ..............................                   -         1.285                    -
  Credit Suisse Trust Global Post-Venture Capital Portfolio
    Separate Account Charges 1.55% ..............................               1,513         1.442                2,181
    Separate Account Charges 1.70% ..............................              33,831         1.438               48,657
    Separate Account Charges 1.75% ..............................                   -         1.437                    -
    Separate Account Charges 1.90% ..............................               9,687         1.434               13,888
    Separate Account Charges 1.95% ..............................             114,986         1.433              164,730
    Separate Account Charges 2.05% ..............................                   -         1.124                    -
    Separate Account Charges 2.10% ..............................              84,622         1.429              120,946
    Separate Account Charges 2.15% ..............................               6,681         1.428                9,541
    Separate Account Charges 2.20% ..............................                   -         1.427                    -
    Separate Account Charges 2.25% ..............................                   -         1.133                    -
    Separate Account Charges 2.30% ..............................              26,403         1.425               37,619
    Separate Account Charges 2.40% ..............................                   -         1.122                    -
    Separate Account Charges 2.45% ..............................              17,189         1.131               19,438
    Separate Account Charges 2.50% ..............................                   -         1.420                    -
    Separate Account Charges 2.65% ..............................                   -         1.129                    -
    Separate Account Charges 2.60% ..............................                   -         1.121                    -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.55% ..............................             706,731         1.635            1,155,814
    Separate Account Charges 1.70% ..............................             267,441         1.631              436,317
    Separate Account Charges 1.75% ..............................               2,254         1.630                3,673
    Separate Account Charges 1.90% ..............................              33,406         1.626               54,318
    Separate Account Charges 1.95% ..............................           1,122,483         1.624            1,823,501
    Separate Account Charges 2.05% ..............................             226,453         1.290              292,056
    Separate Account Charges 2.10% ..............................             560,196         1.621              907,838
    Separate Account Charges 2.15% ..............................              14,722         1.619               23,836

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Delaware VIP Trust (continued)
  Delaware VIP REIT Series - Standard Class (continued)
    Separate Account Charges 2.20% ..............................              74,029      $  1.559         $    115,407
    Separate Account Charges 2.25% ..............................                 766         1.202                  921
    Separate Account Charges 2.30% ..............................             560,857         1.615              905,863
    Separate Account Charges 2.40% ..............................                   -         1.287                    -
    Separate Account Charges 2.45% ..............................                   -         1.200                    -
    Separate Account Charges 2.50% ..............................              64,123         1.610              103,224
    Separate Account Charges 2.65% ..............................                   -         1.198                    -
    Separate Account Charges 2.60% ..............................               4,335         1.286                5,574

Dreyfus Investment Portfolio
  Dreyfus MidCap Stock Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................             278,865         1.321              368,337
    Separate Account Charges 1.70% ..............................             409,561         1.318              539,702
    Separate Account Charges 1.75% ..............................              33,126         1.317               43,618
    Separate Account Charges 1.90% ..............................              61,420         1.314               80,684
    Separate Account Charges 1.95% ..............................             678,154         1.313              890,165
    Separate Account Charges 2.05% ..............................                   -         1.130                    -
    Separate Account Charges 2.10% ..............................             554,327         1.310              725,927
    Separate Account Charges 2.15% ..............................                   -         1.309                    -
    Separate Account Charges 2.20% ..............................                   -         1.307                    -
    Separate Account Charges 2.25% ..............................              50,815         1.117               56,767
    Separate Account Charges 2.30% ..............................             152,466         1.305              199,040
    Separate Account Charges 2.40% ..............................                   -         1.127                    -
    Separate Account Charges 2.45% ..............................             141,356         1.115              157,661
    Separate Account Charges 2.50% ..............................              11,044         1.301               14,373
    Separate Account Charges 2.65% ..............................               4,826         1.114                5,375
    Separate Account Charges 2.60% ..............................                   -         1.126                    -

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Separate Account Charges 1.55% ..............................                   -         1.177                    -
    Separate Account Charges 1.70% ..............................              19,256         1.174               22,604
    Separate Account Charges 1.75% ..............................                   -         1.173                    -
    Separate Account Charges 1.90% ..............................                   -         1.170                    -
    Separate Account Charges 1.95% ..............................              18,238         1.169               21,326
    Separate Account Charges 2.05% ..............................                   -         1.030                    -
    Separate Account Charges 2.10% ..............................              28,212         1.167               32,911
    Separate Account Charges 2.15% ..............................                   -         1.166                    -
    Separate Account Charges 2.20% ..............................                   -         1.165                    -
    Separate Account Charges 2.25% ..............................                   -         1.045                    -
    Separate Account Charges 2.30% ..............................                   -         1.163                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Dreyfus Socially Responsible Growth Fund, Inc. (continued)
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.028         $          -
    Separate Account Charges 2.45% ..............................                   -         1.043                    -
    Separate Account Charges 2.50% ..............................                   -         1.159                    -
    Separate Account Charges 2.65% ..............................                   -         1.042                    -
    Separate Account Charges 2.60% ..............................                   -         1.027                    -

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.55% ..............................             248,149         1.212              300,661
    Separate Account Charges 1.70% ..............................              38,401         1.209               46,415
    Separate Account Charges 1.75% ..............................                   -         1.208                    -
    Separate Account Charges 1.90% ..............................               5,140         1.205                6,192
    Separate Account Charges 1.95% ..............................             416,115         1.204              500,806
    Separate Account Charges 2.05% ..............................              11,289         1.024               11,562
    Separate Account Charges 2.10% ..............................              65,020         1.201               78,063
    Separate Account Charges 2.15% ..............................              16,134         1.199               19,353
    Separate Account Charges 2.20% ..............................              11,846         1.119               13,253
    Separate Account Charges 2.25% ..............................                   -         1.034                    -
    Separate Account Charges 2.30% ..............................              49,955         1.197               59,774
    Separate Account Charges 2.40% ..............................              11,107         1.022               11,354
    Separate Account Charges 2.45% ..............................                   -         1.033                    -
    Separate Account Charges 2.50% ..............................                 574         1.193                  685
    Separate Account Charges 2.65% ..............................                   -         1.031                    -
    Separate Account Charges 2.60% ..............................                   -         1.021                    -
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.55% ..............................             507,209         1.408              714,270
    Separate Account Charges 1.70% ..............................             109,246         1.405              153,471
    Separate Account Charges 1.75% ..............................                   -         1.404                    -
    Separate Account Charges 1.90% ..............................               9,592         1.400               13,429
    Separate Account Charges 1.95% ..............................           1,346,712         1.399            1,883,823
    Separate Account Charges 2.05% ..............................              87,418         1.095               95,763
    Separate Account Charges 2.10% ..............................             641,267         1.395              894,842
    Separate Account Charges 2.15% ..............................              13,005         1.394               18,130
    Separate Account Charges 2.20% ..............................              50,940         1.292               65,816
    Separate Account Charges 2.25% ..............................                   -         1.055                    -
    Separate Account Charges 2.30% ..............................              65,621         1.391               91,264
    Separate Account Charges 2.40% ..............................              12,455         1.093               13,618
    Separate Account Charges 2.45% ..............................                   -         1.054                    -
    Separate Account Charges 2.50% ..............................              23,828         1.386               33,029
    Separate Account Charges 2.65% ..............................                   -         1.052                    -
    Separate Account Charges 2.60% ..............................                   -         1.092                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             987,979      $  1.329         $  1,312,755
    Separate Account Charges 1.70% ..............................             546,408         1.325              724,266
    Separate Account Charges 1.75% ..............................              38,579         1.324               51,090
    Separate Account Charges 1.90% ..............................             265,890         1.321              351,271
    Separate Account Charges 1.95% ..............................           1,091,587         1.320            1,440,781
    Separate Account Charges 2.05% ..............................               7,647         1.074                8,215
    Separate Account Charges 2.10% ..............................           1,169,969         1.317            1,540,499
    Separate Account Charges 2.15% ..............................              24,237         1.316               31,885
    Separate Account Charges 2.20% ..............................               1,848         1.248                2,306
    Separate Account Charges 2.25% ..............................                   -         1.088                    -
    Separate Account Charges 2.30% ..............................             412,137         1.312              540,857
    Separate Account Charges 2.40% ..............................                   -         1.072                    -
    Separate Account Charges 2.45% ..............................                   -         1.087                    -
    Separate Account Charges 2.50% ..............................              14,695         1.308               19,220
    Separate Account Charges 2.65% ..............................                   -         1.085                    -
    Separate Account Charges 2.60% ..............................                   -         1.071                    -
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             265,200         1.465              388,580
    Separate Account Charges 1.70% ..............................             329,200         1.462              481,184
    Separate Account Charges 1.75% ..............................                   -         1.460                    -
    Separate Account Charges 1.90% ..............................             111,766         1.457              162,818
    Separate Account Charges 1.95% ..............................             381,020         1.455              554,555
    Separate Account Charges 2.05% ..............................               4,567         1.087                4,963
    Separate Account Charges 2.10% ..............................             496,425         1.452              720,772
    Separate Account Charges 2.15% ..............................                 817         1.451                1,185
    Separate Account Charges 2.20% ..............................                   -         1.332                    -
    Separate Account Charges 2.25% ..............................                   -         1.107                    -
    Separate Account Charges 2.30% ..............................             159,032         1.447              230,129
    Separate Account Charges 2.40% ..............................                   -         1.085                    -
    Separate Account Charges 2.45% ..............................                   -         1.105                    -
    Separate Account Charges 2.50% ..............................              10,525         1.442               15,179
    Separate Account Charges 2.65% ..............................                   -         1.104                    -
    Separate Account Charges 2.60% ..............................               4,717         1.083                5,110
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             103,042         1.339              137,953
    Separate Account Charges 1.70% ..............................              89,029         1.336              118,904
    Separate Account Charges 1.75% ..............................                   -         1.334                    -
    Separate Account Charges 1.90% ..............................              20,572         1.331               27,383
    Separate Account Charges 1.95% ..............................             826,447         1.330            1,099,051

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.05% ..............................              25,433      $  1.102         $     28,026
    Separate Account Charges 2.10% ..............................             412,350         1.327              547,041
    Separate Account Charges 2.15% ..............................                   -         1.325                    -
    Separate Account Charges 2.20% ..............................               3,525         1.238                4,364
    Separate Account Charges 2.25% ..............................                   -         1.087                    -
    Separate Account Charges 2.30% ..............................             141,873         1.322              187,582
    Separate Account Charges 2.40% ..............................                   -         1.100                    -
    Separate Account Charges 2.45% ..............................                   -         1.086                    -
    Separate Account Charges 2.50% ..............................              78,629         1.318              103,614
    Separate Account Charges 2.65% ..............................                   -         1.084                    -
    Separate Account Charges 2.60% ..............................               2,543         1.099                2,793
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             407,795         1.816              740,716
    Separate Account Charges 1.70% ..............................              69,128         1.812              125,260
    Separate Account Charges 1.75% ..............................                   -         1.810                    -
    Separate Account Charges 1.90% ..............................              18,650         1.806               33,680
    Separate Account Charges 1.95% ..............................             830,664         1.804            1,498,748
    Separate Account Charges 2.05% ..............................              26,697         1.264               33,734
    Separate Account Charges 2.10% ..............................             292,718         1.800              526,857
    Separate Account Charges 2.15% ..............................                   -         1.798                    -
    Separate Account Charges 2.20% ..............................               3,969         1.620                6,429
    Separate Account Charges 2.25% ..............................                   -         1.180                    -
    Separate Account Charges 2.30% ..............................              65,791         1.794              118,021
    Separate Account Charges 2.40% ..............................               6,091         1.261                7,682
    Separate Account Charges 2.45% ..............................                   -         1.178                    -
    Separate Account Charges 2.50% ..............................              20,786         1.788               37,162
    Separate Account Charges 2.65% ..............................                   -         1.176                    -
    Separate Account Charges 2.60% ..............................                   -         1.260                    -
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             542,562         1.562              847,297
    Separate Account Charges 1.70% ..............................             493,997         1.558              769,575
    Separate Account Charges 1.75% ..............................              36,194         1.556               56,333
    Separate Account Charges 1.90% ..............................             187,836         1.553              291,641
    Separate Account Charges 1.95% ..............................             868,465         1.551            1,347,180
    Separate Account Charges 2.05% ..............................              40,221         1.158               46,572
    Separate Account Charges 2.10% ..............................             840,584         1.547            1,300,761
    Separate Account Charges 2.15% ..............................              58,808         1.546               90,920
    Separate Account Charges 2.20% ..............................              35,367         1.409               49,824
    Separate Account Charges 2.25% ..............................               2,400         1.153                2,767
    Separate Account Charges 2.30% ..............................             259,760         1.542              400,620

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.156         $          -
    Separate Account Charges 2.45% ..............................                   -         1.151                    -
    Separate Account Charges 2.50% ..............................              19,494         1.537               29,965
    Separate Account Charges 2.65% ..............................                   -         1.149                    -
    Separate Account Charges 2.60% ..............................               4,481         1.154                5,174
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.55% ..............................             573,757         1.517              870,193
    Separate Account Charges 1.70% ..............................             300,326         1.513              454,387
    Separate Account Charges 1.75% ..............................                   -         1.512                    -
    Separate Account Charges 1.90% ..............................               6,070         1.508                9,153
    Separate Account Charges 1.95% ..............................           1,231,639         1.506            1,855,502
    Separate Account Charges 2.05% ..............................              73,293         1.121               82,184
    Separate Account Charges 2.10% ..............................             797,278         1.503            1,198,196
    Separate Account Charges 2.15% ..............................                   -         1.501                    -
    Separate Account Charges 2.20% ..............................              40,440         1.344               54,368
    Separate Account Charges 2.25% ..............................                   -         1.135                    -
    Separate Account Charges 2.30% ..............................              42,469         1.498               63,613
    Separate Account Charges 2.40% ..............................              20,151         1.119               22,553
    Separate Account Charges 2.45% ..............................                   -         1.133                    -
    Separate Account Charges 2.50% ..............................              66,465         1.493               99,221
    Separate Account Charges 2.65% ..............................                   -         1.131                    -
    Separate Account Charges 2.60% ..............................                   -         1.118                    -

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             827,007         1.316            1,087,955
    Separate Account Charges 1.70% ..............................             308,427         1.312              404,757
    Separate Account Charges 1.75% ..............................                   -         1.311                    -
    Separate Account Charges 1.90% ..............................                 228         1.308                  298
    Separate Account Charges 1.95% ..............................           2,659,893         1.307            3,475,798
    Separate Account Charges 2.05% ..............................             214,446         1.072              229,794
    Separate Account Charges 2.10% ..............................             877,263         1.304            1,143,578
    Separate Account Charges 2.15% ..............................              50,491         1.302               65,759
    Separate Account Charges 2.20% ..............................              48,594         1.213               58,923
    Separate Account Charges 2.25% ..............................                   -         1.087                    -
    Separate Account Charges 2.30% ..............................              98,677         1.299              128,202
    Separate Account Charges 2.40% ..............................                   -         1.070                    -
    Separate Account Charges 2.45% ..............................                   -         1.086                    -
    Separate Account Charges 2.50% ..............................              98,157         1.295              127,100
    Separate Account Charges 2.65% ..............................                   -         1.084                    -
    Separate Account Charges 2.60% ..............................                   -         1.068                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.55% ..............................             383,360      $  1.368         $    524,450
    Separate Account Charges 1.70% ..............................              61,992         1.365               84,601
    Separate Account Charges 1.75% ..............................                   -         1.363                    -
    Separate Account Charges 1.90% ..............................                   -         1.360                    -
    Separate Account Charges 1.95% ..............................           1,053,751         1.359            1,431,938
    Separate Account Charges 2.05% ..............................              62,522         1.056               66,024
    Separate Account Charges 2.10% ..............................             442,526         1.356              599,879
    Separate Account Charges 2.15% ..............................                 378         1.354                  513
    Separate Account Charges 2.20% ..............................              77,188         1.232               95,072
    Separate Account Charges 2.25% ..............................                   -         1.040                    -
    Separate Account Charges 2.30% ..............................              52,642         1.351               71,122
    Separate Account Charges 2.40% ..............................                   -         1.054                    -
    Separate Account Charges 2.45% ..............................                   -         1.038                    -
    Separate Account Charges 2.50% ..............................              75,088         1.347              101,108
    Separate Account Charges 2.65% ..............................                   -         1.036                    -
    Separate Account Charges 2.60% ..............................                   -         1.053                    -
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    Separate Account Charges 1.55% ..............................             495,772         1.346              667,271
    Separate Account Charges 1.70% ..............................             275,915         1.343              370,460
    Separate Account Charges 1.75% ..............................                 788         1.341                1,057
    Separate Account Charges 1.90% ..............................             193,252         1.338              258,609
    Separate Account Charges 1.95% ..............................             674,583         1.337              901,898
    Separate Account Charges 2.05% ..............................                   -         1.054                    -
    Separate Account Charges 2.10% ..............................             548,972         1.334              732,181
    Separate Account Charges 2.15% ..............................              29,073         1.333               38,741
    Separate Account Charges 2.20% ..............................                   -         1.222                    -
    Separate Account Charges 2.25% ..............................                   -         1.037                    -
    Separate Account Charges 2.30% ..............................             193,584         1.329              257,329
    Separate Account Charges 2.40% ..............................                   -         1.052                    -
    Separate Account Charges 2.45% ..............................                   -         1.035                    -
    Separate Account Charges 2.50% ..............................              18,591         1.325               24,631
    Separate Account Charges 2.65% ..............................                   -         1.034                    -
    Separate Account Charges 2.60% ..............................               4,861         1.051                5,110
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.55% ..............................             114,055         1.311              149,546
    Separate Account Charges 1.70% ..............................              89,747         1.308              117,389
    Separate Account Charges 1.75% ..............................                   -         1.307                    -
    Separate Account Charges 1.90% ..............................               6,019         1.304                7,847
    Separate Account Charges 1.95% ..............................             495,859         1.302              645,819

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (continued)
    Separate Account Charges 2.05% ..............................              34,220      $  1.067         $     36,516
    Separate Account Charges 2.10% ..............................             112,911         1.299              146,701
    Separate Account Charges 2.15% ..............................                   -         1.298                    -
    Separate Account Charges 2.20% ..............................              21,267         1.195               25,407
    Separate Account Charges 2.25% ..............................                   -         1.076                    -
    Separate Account Charges 2.30% ..............................                   -         1.295                    -
    Separate Account Charges 2.40% ..............................               4,371         1.065                4,656
    Separate Account Charges 2.45% ..............................                   -         1.075                    -
    Separate Account Charges 2.50% ..............................                   -         1.291                    -
    Separate Account Charges 2.65% ..............................                   -         1.073                    -
    Separate Account Charges 2.60% ..............................                   -         1.064                    -

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................               9,561         1.167               11,158
    Separate Account Charges 1.70% ..............................               5,393         1.164                6,279
    Separate Account Charges 1.75% ..............................                   -         1.163                    -
    Separate Account Charges 1.90% ..............................               6,769         1.160                7,854
    Separate Account Charges 1.95% ..............................             169,514         1.159              196,506
    Separate Account Charges 2.05% ..............................                   -         1.070                    -
    Separate Account Charges 2.10% ..............................              52,966         1.156               61,250
    Separate Account Charges 2.15% ..............................               6,465         1.155                7,469
    Separate Account Charges 2.20% ..............................                   -         1.114                    -
    Separate Account Charges 2.25% ..............................                   -         1.061                    -
    Separate Account Charges 2.30% ..............................              16,913         1.153               19,493
    Separate Account Charges 2.40% ..............................                   -         1.068                    -
    Separate Account Charges 2.45% ..............................                   -         1.059                    -
    Separate Account Charges 2.50% ..............................                   -         1.149                    -
    Separate Account Charges 2.65% ..............................                   -         1.057                    -
    Separate Account Charges 2.60% ..............................                   -         1.067                    -
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................               9,778         1.340               13,108
    Separate Account Charges 1.70% ..............................                   -         1.337                    -
    Separate Account Charges 1.75% ..............................                   -         1.336                    -
    Separate Account Charges 1.90% ..............................                   -         1.333                    -
    Separate Account Charges 1.95% ..............................              95,391         1.332              127,020
    Separate Account Charges 2.05% ..............................                   -         1.040                    -
    Separate Account Charges 2.10% ..............................              33,249         1.328               44,165
    Separate Account Charges 2.15% ..............................                   -         1.327                    -
    Separate Account Charges 2.20% ..............................                   -         1.242                    -
    Separate Account Charges 2.25% ..............................                   -         1.065                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares (continued)
    Separate Account Charges 2.30% ..............................              18,974      $  1.324         $     25,120
    Separate Account Charges 2.40% ..............................                   -         1.038                    -
    Separate Account Charges 2.45% ..............................                   -         1.063                    -
    Separate Account Charges 2.50% ..............................                   -         1.319                    -
    Separate Account Charges 2.65% ..............................                   -         1.061                    -
    Separate Account Charges 2.60% ..............................                   -         1.037                    -
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................              62,149         1.373               85,301
    Separate Account Charges 1.70% ..............................                   -         1.369                    -
    Separate Account Charges 1.75% ..............................                   -         1.368                    -
    Separate Account Charges 1.90% ..............................                   -         1.365                    -
    Separate Account Charges 1.95% ..............................             169,660         1.363              231,309
    Separate Account Charges 2.05% ..............................                   -         1.054                    -
    Separate Account Charges 2.10% ..............................              39,464         1.360               53,674
    Separate Account Charges 2.15% ..............................                   -         1.359                    -
    Separate Account Charges 2.20% ..............................               1,759         1.217                2,142
    Separate Account Charges 2.25% ..............................                   -         1.017                    -
    Separate Account Charges 2.30% ..............................               6,427         1.355                8,712
    Separate Account Charges 2.40% ..............................                   -         1.052                    -
    Separate Account Charges 2.45% ..............................                   -         1.015                    -
    Separate Account Charges 2.50% ..............................                   -         1.351                    -
    Separate Account Charges 2.65% ..............................                   -         1.013                    -
    Separate Account Charges 2.60% ..............................                   -         1.051                    -
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.55% ..............................              28,335         1.290               36,563
    Separate Account Charges 1.70% ..............................                   -         1.287                    -
    Separate Account Charges 1.75% ..............................                   -         1.286                    -
    Separate Account Charges 1.90% ..............................                   -         1.283                    -
    Separate Account Charges 1.95% ..............................              37,523         1.282               48,095
    Separate Account Charges 2.05% ..............................                   -         1.089                    -
    Separate Account Charges 2.10% ..............................              40,008         1.279               51,155
    Separate Account Charges 2.15% ..............................                   -         1.277                    -
    Separate Account Charges 2.20% ..............................                   -         1.171                    -
    Separate Account Charges 2.25% ..............................                   -         1.024                    -
    Separate Account Charges 2.30% ..............................                   -         1.274                    -
    Separate Account Charges 2.40% ..............................                   -         1.087                    -
    Separate Account Charges 2.45% ..............................                   -         1.022                    -
    Separate Account Charges 2.50% ..............................                   -         1.270                    -
    Separate Account Charges 2.65% ..............................                   -         1.021                    -
    Separate Account Charges 2.60% ..............................                   -         1.085                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.55% ..............................              88,037      $  1.509         $    132,888
    Separate Account Charges 1.70% ..............................              53,737         1.506               80,916
    Separate Account Charges 1.75% ..............................                   -         1.504                    -
    Separate Account Charges 1.90% ..............................                   -         1.501                    -
    Separate Account Charges 1.95% ..............................             857,206         1.499            1,285,316
    Separate Account Charges 2.05% ..............................              29,978         1.128               33,805
    Separate Account Charges 2.10% ..............................             242,441         1.496              362,640
    Separate Account Charges 2.15% ..............................              45,418         1.494               67,873
    Separate Account Charges 2.20% ..............................               1,848         1.380                2,551
    Separate Account Charges 2.25% ..............................                   -         1.115                    -
    Separate Account Charges 2.30% ..............................              90,840         1.491              135,424
    Separate Account Charges 2.40% ..............................                   -         1.125                    -
    Separate Account Charges 2.45% ..............................                   -         1.113                    -
    Separate Account Charges 2.50% ..............................              39,933         1.486               59,335
    Separate Account Charges 2.65% ..............................                   -         1.111                    -
    Separate Account Charges 2.60% ..............................                   -         1.124                    -

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.55% ..............................             247,185         1.379              340,828
    Separate Account Charges 1.70% ..............................              74,664         1.375              102,699
    Separate Account Charges 1.75% ..............................                   -         1.374                    -
    Separate Account Charges 1.90% ..............................               4,534         1.371                6,215
    Separate Account Charges 1.95% ..............................           1,520,644         1.370            2,082,804
    Separate Account Charges 2.05% ..............................              36,909         1.101               40,652
    Separate Account Charges 2.10% ..............................             904,054         1.366            1,235,263
    Separate Account Charges 2.15% ..............................              65,061         1.365               88,815
    Separate Account Charges 2.20% ..............................               2,656         1.270                3,374
    Separate Account Charges 2.25% ..............................                   -         1.105                    -
    Separate Account Charges 2.30% ..............................             215,646         1.362              293,668
    Separate Account Charges 2.40% ..............................              30,970         1.099               34,046
    Separate Account Charges 2.45% ..............................                   -         1.103                    -
    Separate Account Charges 2.50% ..............................              77,834         1.357              105,643
    Separate Account Charges 2.65% ..............................                   -         1.102                    -
    Separate Account Charges 2.60% ..............................                   -         1.098                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1.55% ..............................             566,176      $  1.537         $    870,085
    Separate Account Charges 1.70% ..............................             150,240         1.533              230,327
    Separate Account Charges 1.75% ..............................               5,008         1.532                7,670
    Separate Account Charges 1.90% ..............................              37,728         1.528               57,646
    Separate Account Charges 1.95% ..............................           1,303,437         1.527            1,989,758
    Separate Account Charges 2.05% ..............................              10,727         1.162               12,471
    Separate Account Charges 2.10% ..............................             645,257         1.523              982,638
    Separate Account Charges 2.15% ..............................              73,136         1.521              111,275
    Separate Account Charges 2.20% ..............................              30,770         1.411               43,420
    Separate Account Charges 2.25% ..............................               2,336         1.184                2,766
    Separate Account Charges 2.30% ..............................             196,614         1.518              298,419
    Separate Account Charges 2.40% ..............................              23,358         1.160               27,102
    Separate Account Charges 2.45% ..............................                   -         1.182                    -
    Separate Account Charges 2.50% ..............................              44,269         1.513               66,967
    Separate Account Charges 2.65% ..............................                   -         1.181                    -
    Separate Account Charges 2.60% ..............................                   -         1.159                    -

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.55% ..............................              55,421         1.213               67,226
    Separate Account Charges 1.70% ..............................              46,933         1.211               56,836
    Separate Account Charges 1.75% ..............................                   -         1.210                    -
    Separate Account Charges 1.90% ..............................              31,768         1.208               38,386
    Separate Account Charges 1.95% ..............................             332,079         1.208              401,032
    Separate Account Charges 2.05% ..............................               2,018         1.119                2,258
    Separate Account Charges 2.10% ..............................             415,902         1.206              501,426
    Separate Account Charges 2.15% ..............................                   -         1.205                    -
    Separate Account Charges 2.20% ..............................              13,789         1.204               16,606
    Separate Account Charges 2.25% ..............................                   -         1.113                    -
    Separate Account Charges 2.30% ..............................             131,245         1.203              157,882
    Separate Account Charges 2.40% ..............................                   -         1.116                    -
    Separate Account Charges 2.45% ..............................                   -         1.112                    -
    Separate Account Charges 2.50% ..............................              79,749         1.200               95,722
    Separate Account Charges 2.65% ..............................                   -         1.110                    -
    Separate Account Charges 2.60% ..............................                   -         1.115                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.55% ..............................             149,956      $  1.211         $    181,624
    Separate Account Charges 1.70% ..............................              30,049         1.209               36,334
    Separate Account Charges 1.75% ..............................                   -         1.208                    -
    Separate Account Charges 1.90% ..............................              34,501         1.206               41,626
    Separate Account Charges 1.95% ..............................             561,404         1.206              676,953
    Separate Account Charges 2.05% ..............................               2,171         1.121                2,434
    Separate Account Charges 2.10% ..............................             523,508         1.204              630,209
    Separate Account Charges 2.15% ..............................               1,648         1.203                1,983
    Separate Account Charges 2.20% ..............................              33,250         1.202               39,982
    Separate Account Charges 2.25% ..............................                   -         1.097                    -
    Separate Account Charges 2.30% ..............................              97,797         1.201              117,469
    Separate Account Charges 2.40% ..............................              10,114         1.119               11,318
    Separate Account Charges 2.45% ..............................                   -         1.096                    -
    Separate Account Charges 2.50% ..............................              17,589         1.198               21,080
    Separate Account Charges 2.65% ..............................                   -         1.094                    -
    Separate Account Charges 2.60% ..............................                   -         1.118                    -

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.55% ..............................             364,735         1.294              472,120
    Separate Account Charges 1.70% ..............................             630,486         1.291              814,124
    Separate Account Charges 1.75% ..............................              52,911         1.290               68,260
    Separate Account Charges 1.90% ..............................              60,448         1.287               77,794
    Separate Account Charges 1.95% ..............................             388,699         1.286              499,777
    Separate Account Charges 2.05% ..............................                   -         1.049                    -
    Separate Account Charges 2.10% ..............................             335,647         1.283              430,515
    Separate Account Charges 2.15% ..............................              28,846         1.281               36,965
    Separate Account Charges 2.20% ..............................                 955         1.200                1,146
    Separate Account Charges 2.25% ..............................                   -         1.065                    -
    Separate Account Charges 2.30% ..............................             143,986         1.278              184,062
    Separate Account Charges 2.40% ..............................                   -         1.047                    -
    Separate Account Charges 2.45% ..............................                   -         1.063                    -
    Separate Account Charges 2.50% ..............................               8,271         1.274               10,538
    Separate Account Charges 2.65% ..............................                   -         1.061                    -
    Separate Account Charges 2.60% ..............................                   -         1.045                    -
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.55% ..............................             765,241         1.654            1,265,796
    Separate Account Charges 1.60% ..............................                   -         1.485                    -
    Separate Account Charges 1.70% ..............................             220,980         1.650              364,643
    Separate Account Charges 1.75% ..............................              48,490         1.649               79,942
    Separate Account Charges 1.90% ..............................              61,081         1.645              100,454

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Oppenheimer Variable Account Funds (continued)
  Oppenheimer Global Securities Fund/VA - Service Shares (continued)
    Separate Account Charges 1.95% ..............................             628,049      $  1.643         $  1,031,961
    Separate Account Charges 2.05% ..............................                   -         1.171                    -
    Separate Account Charges 2.10% ..............................             391,043         1.639              640,977
    Separate Account Charges 2.15% ..............................              25,245         1.638               41,343
    Separate Account Charges 2.20% ..............................               1,564         1.472                2,301
    Separate Account Charges 2.25% ..............................                   -         1.165                    -
    Separate Account Charges 2.30% ..............................             257,164         1.634              420,126
    Separate Account Charges 2.40% ..............................               2,321         1.169                2,713
    Separate Account Charges 2.45% ..............................                   -         1.163                    -
    Separate Account Charges 2.50% ..............................              16,442         1.628               26,772
    Separate Account Charges 2.65% ..............................                   -         1.161                    -
    Separate Account Charges 2.60% ..............................                   -         1.167                    -
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.55% ..............................             308,472         1.053              324,856
    Separate Account Charges 1.70% ..............................              70,419         1.052               74,084
    Separate Account Charges 1.75% ..............................                   -         1.052                    -
    Separate Account Charges 1.90% ..............................              31,878         1.051               33,491
    Separate Account Charges 1.95% ..............................             378,303         1.050              397,313
    Separate Account Charges 2.05% ..............................             424,626         1.064              452,003
    Separate Account Charges 2.10% ..............................              91,380         1.049               95,875
    Separate Account Charges 2.15% ..............................                   -         1.049                    -
    Separate Account Charges 2.20% ..............................             154,823         1.048              162,327
    Separate Account Charges 2.25% ..............................                   -         1.048                    -
    Separate Account Charges 2.30% ..............................                   -         1.048                    -
    Separate Account Charges 2.40% ..............................                   -         1.062                    -
    Separate Account Charges 2.45% ..............................                   -         1.047                    -
    Separate Account Charges 2.50% ..............................                   -         1.046                    -
    Separate Account Charges 2.65% ..............................                   -         1.045                    -
    Separate Account Charges 2.60% ..............................                   -         1.061                    -

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.55% ..............................             999,663         1.122            1,122,089
    Separate Account Charges 1.70% ..............................              79,443         1.120               88,955
    Separate Account Charges 1.75% ..............................                   -         1.119                    -
    Separate Account Charges 1.90% ..............................               9,422         1.116               10,515
    Separate Account Charges 1.95% ..............................           1,976,057         1.115            2,203,264
    Separate Account Charges 2.05% ..............................              50,014         1.069               53,483
    Separate Account Charges 2.10% ..............................             771,778         1.112              858,417
    Separate Account Charges 2.15% ..............................              37,955         1.111               42,177
    Separate Account Charges 2.20% ..............................              56,526         1.057               59,761

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 2.25% ..............................               1,736      $  1.020         $      1,770
    Separate Account Charges 2.30% ..............................             135,276         1.108              149,960
    Separate Account Charges 2.40% ..............................              42,235         1.067               45,077
    Separate Account Charges 2.45% ..............................                   -         1.018                    -
    Separate Account Charges 2.50% ..............................              23,112         1.105               25,535
    Separate Account Charges 2.65% ..............................                   -         1.016                    -
    Separate Account Charges 2.60% ..............................               5,161         1.066                5,503
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.55% ..............................           1,655,495         1.046            1,732,279
    Separate Account Charges 1.70% ..............................             560,048         1.044              584,584
    Separate Account Charges 1.75% ..............................               6,530         1.043                6,810
    Separate Account Charges 1.90% ..............................              75,474         1.040               78,517
    Separate Account Charges 1.95% ..............................           3,393,587         1.039            3,527,126
    Separate Account Charges 2.05% ..............................             481,867         1.046              504,113
    Separate Account Charges 2.10% ..............................           1,700,787         1.037            1,763,388
    Separate Account Charges 2.15% ..............................             135,135         1.036              139,982
    Separate Account Charges 2.20% ..............................             190,746         1.011              192,934
    Separate Account Charges 2.25% ..............................                   -         1.003                    -
    Separate Account Charges 2.30% ..............................             279,803         1.033              289,131
    Separate Account Charges 2.40% ..............................              62,023         1.044               64,762
    Separate Account Charges 2.45% ..............................                   -         1.002                    -
    Separate Account Charges 2.50% ..............................               5,097         1.030                5,249
    Separate Account Charges 2.65% ..............................                   -         1.000                    -
    Separate Account Charges 2.60% ..............................               5,301         1.043                5,529

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             922,208         1.010              931,438
    Separate Account Charges 1.70% ..............................             552,237         1.008              556,403
    Separate Account Charges 1.75% ..............................               4,411         1.007                4,441
    Separate Account Charges 1.90% ..............................             647,590         1.004              650,300
    Separate Account Charges 1.95% ..............................             773,884         1.003              776,415
    Separate Account Charges 2.05% ..............................               7,806         1.034                8,074
    Separate Account Charges 2.10% ..............................             399,575         1.001              399,907
    Separate Account Charges 2.15% ..............................               3,517         1.000                3,516
    Separate Account Charges 2.20% ..............................               2,326         0.990                2,302
    Separate Account Charges 2.25% ..............................                   -         0.992                    -
    Separate Account Charges 2.30% ..............................             378,667         0.997              377,721
    Separate Account Charges 2.40% ..............................                   -         1.032                    -
    Separate Account Charges 2.45% ..............................                   -         0.991                    -
    Separate Account Charges 2.50% ..............................              19,893         0.994               19,777

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer America Income VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.65% ..............................                   -      $  0.989         $          -
    Separate Account Charges 2.60% ..............................                   -         1.031                    -
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             511,568         1.143              584,784
    Separate Account Charges 1.70% ..............................             254,318         1.140              290,007
    Separate Account Charges 1.75% ..............................                   -         1.139                    -
    Separate Account Charges 1.90% ..............................             445,403         1.137              506,223
    Separate Account Charges 1.95% ..............................             174,655         1.135              198,322
    Separate Account Charges 2.05% ..............................                   -         1.028                    -
    Separate Account Charges 2.10% ..............................             867,663         1.133              982,848
    Separate Account Charges 2.15% ..............................                   -         1.132                    -
    Separate Account Charges 2.20% ..............................                   -         1.068                    -
    Separate Account Charges 2.25% ..............................                   -         1.020                    -
    Separate Account Charges 2.30% ..............................              56,396         1.129               63,670
    Separate Account Charges 2.40% ..............................                   -         1.026                    -
    Separate Account Charges 2.45% ..............................                   -         1.018                    -
    Separate Account Charges 2.50% ..............................               3,766         1.125                4,238
    Separate Account Charges 2.65% ..............................                   -         1.017                    -
    Separate Account Charges 2.60% ..............................                   -         1.025                    -
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             431,017         1.764              760,499
    Separate Account Charges 1.70% ..............................             109,699         1.760              193,086
    Separate Account Charges 1.75% ..............................               6,377         1.759               11,214
    Separate Account Charges 1.90% ..............................              44,631         1.754               78,296
    Separate Account Charges 1.95% ..............................             352,234         1.753              617,366
    Separate Account Charges 2.05% ..............................                 956         1.297                1,240
    Separate Account Charges 2.10% ..............................             362,843         1.748              634,417
    Separate Account Charges 2.15% ..............................               7,982         1.747               13,944
    Separate Account Charges 2.20% ..............................                   -         1.593                    -
    Separate Account Charges 2.25% ..............................                   -         1.142                    -
    Separate Account Charges 2.30% ..............................             221,462         1.743              385,934
    Separate Account Charges 2.40% ..............................                   -         1.295                    -
    Separate Account Charges 2.45% ..............................                   -         1.141                    -
    Separate Account Charges 2.50% ..............................              15,206         1.737               26,410
    Separate Account Charges 2.65% ..............................                   -         1.139                    -
    Separate Account Charges 2.60% ..............................               4,136         1.294                5,350

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................           1,018,570      $  1.377         $  1,402,225
    Separate Account Charges 1.70% ..............................             492,774         1.373              676,734
    Separate Account Charges 1.75% ..............................                   -         1.372                    -
    Separate Account Charges 1.90% ..............................             298,133         1.369              408,065
    Separate Account Charges 1.95% ..............................             623,014         1.367              851,973
    Separate Account Charges 2.05% ..............................               6,284         1.127                7,082
    Separate Account Charges 2.10% ..............................             363,631         1.364              496,064
    Separate Account Charges 2.15% ..............................               2,634         1.363                3,590
    Separate Account Charges 2.20% ..............................                   -         1.261                    -
    Separate Account Charges 2.25% ..............................                   -         1.132                    -
    Separate Account Charges 2.30% ..............................             206,715         1.360              281,061
    Separate Account Charges 2.40% ..............................                   -         1.125                    -
    Separate Account Charges 2.45% ..............................                   -         1.131                    -
    Separate Account Charges 2.50% ..............................               9,677         1.355               13,113
    Separate Account Charges 2.65% ..............................                   -         1.129                    -
    Separate Account Charges 2.60% ..............................                   -         1.124                    -
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................              22,714         1.493               33,916
    Separate Account Charges 1.70% ..............................              17,995         1.490               26,804
    Separate Account Charges 1.75% ..............................                   -         1.488                    -
    Separate Account Charges 1.90% ..............................                   -         1.485                    -
    Separate Account Charges 1.95% ..............................              42,883         1.483               63,606
    Separate Account Charges 2.05% ..............................                   -         1.179                    -
    Separate Account Charges 2.10% ..............................              73,687         1.480              109,030
    Separate Account Charges 2.15% ..............................                   -         1.478                    -
    Separate Account Charges 2.20% ..............................                   -         1.379                    -
    Separate Account Charges 2.25% ..............................                   -         1.192                    -
    Separate Account Charges 2.30% ..............................              57,688         1.475               85,074
    Separate Account Charges 2.40% ..............................                   -         1.177                    -
    Separate Account Charges 2.45% ..............................                   -         1.190                    -
    Separate Account Charges 2.50% ..............................               5,245         1.470                7,710
    Separate Account Charges 2.65% ..............................                   -         1.188                    -
    Separate Account Charges 2.60% ..............................                   -         1.176                    -
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             447,313         1.324              592,409
    Separate Account Charges 1.70% ..............................             532,036         1.321              702,902
    Separate Account Charges 1.75% ..............................              42,109         1.320               55,581
    Separate Account Charges 1.90% ..............................             116,457         1.317              153,344
    Separate Account Charges 1.95% ..............................             977,146         1.316            1,285,468

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.05% ..............................               4,932      $  1.092         $      5,386
    Separate Account Charges 2.10% ..............................             859,224         1.312            1,127,597
    Separate Account Charges 2.15% ..............................              27,379         1.311               35,897
    Separate Account Charges 2.20% ..............................                   -         1.227                    -
    Separate Account Charges 2.25% ..............................                   -         1.103                    -
    Separate Account Charges 2.30% ..............................             447,061         1.308              584,732
    Separate Account Charges 2.40% ..............................                   -         1.090                    -
    Separate Account Charges 2.45% ..............................                   -         1.101                    -
    Separate Account Charges 2.50% ..............................              36,417         1.304               47,472
    Separate Account Charges 2.65% ..............................                   -         1.100                    -
    Separate Account Charges 2.60% ..............................               6,968         1.089                7,588
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             344,922         1.208              416,725
    Separate Account Charges 1.70% ..............................              70,236         1.205               84,652
    Separate Account Charges 1.75% ..............................                   -         1.204                    -
    Separate Account Charges 1.90% ..............................              57,772         1.201               69,398
    Separate Account Charges 1.95% ..............................             142,373         1.200              170,869
    Separate Account Charges 2.05% ..............................                   -         1.083                    -
    Separate Account Charges 2.10% ..............................             147,916         1.197              177,092
    Separate Account Charges 2.15% ..............................                   -         1.196                    -
    Separate Account Charges 2.20% ..............................                   -         1.129                    -
    Separate Account Charges 2.25% ..............................                   -         1.060                    -
    Separate Account Charges 2.30% ..............................              28,890         1.193               34,474
    Separate Account Charges 2.40% ..............................                   -         1.081                    -
    Separate Account Charges 2.45% ..............................                   -         1.058                    -
    Separate Account Charges 2.50% ..............................               7,375         1.189                8,771
    Separate Account Charges 2.65% ..............................                   -         1.056                    -
    Separate Account Charges 2.60% ..............................                   -         1.080                    -
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................           2,750,931         1.223            3,363,820
    Separate Account Charges 1.70% ..............................             732,713         1.220              893,779
    Separate Account Charges 1.75% ..............................              33,712         1.219               41,085
    Separate Account Charges 1.90% ..............................             164,624         1.216              200,143
    Separate Account Charges 1.95% ..............................           1,130,616         1.215            1,373,306
    Separate Account Charges 2.05% ..............................               8,025         1.087                8,722
    Separate Account Charges 2.10% ..............................           1,035,150         1.212            1,254,299
    Separate Account Charges 2.15% ..............................              31,242         1.211               37,822
    Separate Account Charges 2.20% ..............................                   -         1.139                    -
    Separate Account Charges 2.25% ..............................                   -         1.031                    -
    Separate Account Charges 2.30% ..............................             391,936         1.208              473,328
    Separate Account Charges 2.40% ..............................                   -         1.085                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer High Yield VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.030         $          -
    Separate Account Charges 2.50% ..............................              33,179         1.204               39,936
    Separate Account Charges 2.65% ..............................                   -         1.028                    -
    Separate Account Charges 2.60% ..............................                   -         1.084                    -
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................              95,523         1.504              143,641
    Separate Account Charges 1.70% ..............................              59,613         1.500               89,424
    Separate Account Charges 1.75% ..............................                   -         1.499                    -
    Separate Account Charges 1.90% ..............................                   -         1.495                    -
    Separate Account Charges 1.95% ..............................             120,375         1.494              179,807
    Separate Account Charges 2.05% ..............................                   -         1.172                    -
    Separate Account Charges 2.10% ..............................              54,321         1.490               80,945
    Separate Account Charges 2.15% ..............................              14,869         1.489               22,136
    Separate Account Charges 2.20% ..............................                   -         1.387                    -
    Separate Account Charges 2.25% ..............................                   -         1.180                    -
    Separate Account Charges 2.30% ..............................             154,680         1.485              229,725
    Separate Account Charges 2.40% ..............................                   -         1.170                    -
    Separate Account Charges 2.45% ..............................                   -         1.178                    -
    Separate Account Charges 2.50% ..............................               4,585         1.480                6,786
    Separate Account Charges 2.65% ..............................                   -         1.176                    -
    Separate Account Charges 2.60% ..............................                   -         1.169                    -
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             742,776         1.587            1,178,737
    Separate Account Charges 1.70% ..............................             398,087         1.583              630,202
    Separate Account Charges 1.75% ..............................               6,949         1.582               10,991
    Separate Account Charges 1.90% ..............................             318,854         1.578              503,081
    Separate Account Charges 1.95% ..............................             653,352         1.576            1,029,913
    Separate Account Charges 2.05% ..............................              13,629         1.146               15,612
    Separate Account Charges 2.10% ..............................             335,227         1.572              527,146
    Separate Account Charges 2.15% ..............................               7,542         1.571               11,848
    Separate Account Charges 2.20% ..............................               1,619         1.430                2,314
    Separate Account Charges 2.25% ..............................                   -         1.170                    -
    Separate Account Charges 2.30% ..............................             104,871         1.567              164,358
    Separate Account Charges 2.40% ..............................               5,968         1.143                6,824
    Separate Account Charges 2.45% ..............................                   -         1.168                    -
    Separate Account Charges 2.50% ..............................              19,694         1.562               30,763
    Separate Account Charges 2.65% ..............................                   -         1.166                    -
    Separate Account Charges 2.60% ..............................                   -         1.142                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             377,337      $  1.095         $    413,351
    Separate Account Charges 1.70% ..............................              48,545         1.094               53,114
    Separate Account Charges 1.75% ..............................                   -         1.094                    -
    Separate Account Charges 1.90% ..............................             147,395         1.092              161,015
    Separate Account Charges 1.95% ..............................             273,641         1.092              298,805
    Separate Account Charges 2.05% ..............................               5,316         1.072                5,699
    Separate Account Charges 2.10% ..............................             342,123         1.091              373,141
    Separate Account Charges 2.15% ..............................               1,092         1.090                1,191
    Separate Account Charges 2.20% ..............................               2,106         1.090                2,295
    Separate Account Charges 2.25% ..............................                   -         1.089                    -
    Separate Account Charges 2.30% ..............................             226,868         1.089              247,043
    Separate Account Charges 2.40% ..............................               6,264         1.070                6,702
    Separate Account Charges 2.45% ..............................                   -         1.088                    -
    Separate Account Charges 2.50% ..............................              24,687         1.087               26,840
    Separate Account Charges 2.65% ..............................                   -         1.086                    -
    Separate Account Charges 2.60% ..............................                   -         1.069                    -
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1.55% ..............................              43,189         1.002               43,257
    Separate Account Charges 1.70% ..............................              22,256         1.000               22,265
    Separate Account Charges 1.75% ..............................              13,548         1.000               13,548
    Separate Account Charges 1.90% ..............................              20,554         0.999               20,530
    Separate Account Charges 1.95% ..............................             174,351         0.998              174,073
    Separate Account Charges 2.05% ..............................                   -         0.994                    -
    Separate Account Charges 2.10% ..............................              44,401         0.997               44,277
    Separate Account Charges 2.15% ..............................                   -         0.997                    -
    Separate Account Charges 2.20% ..............................               1,156         0.996                1,152
    Separate Account Charges 2.25% ..............................                   -         0.996                    -
    Separate Account Charges 2.30% ..............................             151,439         0.996              150,778
    Separate Account Charges 2.40% ..............................                   -         0.992                    -
    Separate Account Charges 2.45% ..............................                   -         0.994                    -
    Separate Account Charges 2.50% ..............................               4,896         0.994                4,867
    Separate Account Charges 2.65% ..............................                   -         0.993                    -
    Separate Account Charges 2.60% ..............................                   -         0.991                    -
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             265,932         1.074              285,529
    Separate Account Charges 1.70% ..............................              65,806         1.072               70,571
    Separate Account Charges 1.75% ..............................                   -         1.072                    -
    Separate Account Charges 1.90% ..............................              52,237         1.071               55,931
    Separate Account Charges 1.95% ..............................             203,468         1.070              217,769
                                                                                    -         1.070                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.012         $          -
    Separate Account Charges 2.10% ..............................              97,313         1.069              104,029
    Separate Account Charges 2.15% ..............................                   -         1.069                    -
    Separate Account Charges 2.20% ..............................                   -         1.068                    -
    Separate Account Charges 2.25% ..............................                   -         1.068                    -
    Separate Account Charges 2.30% ..............................             103,436         1.067              110,398
    Separate Account Charges 2.40% ..............................               5,339         1.010                5,393
    Separate Account Charges 2.45% ..............................                   -         1.066                    -
    Separate Account Charges 2.50% ..............................                   -         1.066                    -
    Separate Account Charges 2.65% ..............................                   -         1.064                    -
    Separate Account Charges 2.60% ..............................                   -         1.009                    -
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             594,769         1.681              999,851
    Separate Account Charges 1.70% ..............................             400,846         1.677              672,214
    Separate Account Charges 1.75% ..............................              28,482         1.675               47,721
    Separate Account Charges 1.90% ..............................              69,039         1.671              115,393
    Separate Account Charges 1.95% ..............................             426,758         1.670              712,646
    Separate Account Charges 2.05% ..............................               7,106         1.310                9,312
    Separate Account Charges 2.10% ..............................             229,417         1.666              382,176
    Separate Account Charges 2.15% ..............................                   -         1.664                    -
    Separate Account Charges 2.20% ..............................                   -         1.603                    -
    Separate Account Charges 2.25% ..............................                   -         1.240                    -
    Separate Account Charges 2.30% ..............................             118,824         1.660              197,284
    Separate Account Charges 2.40% ..............................                   -         1.308                    -
    Separate Account Charges 2.45% ..............................                   -         1.238                    -
    Separate Account Charges 2.50% ..............................                   -         1.655                    -
    Separate Account Charges 2.65% ..............................                   -         1.236                    -
    Separate Account Charges 2.60% ..............................                   -         1.306                    -
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             628,747         1.599            1,005,439
    Separate Account Charges 1.70% ..............................             144,559         1.595              230,606
    Separate Account Charges 1.75% ..............................              35,275         1.594               56,222
    Separate Account Charges 1.90% ..............................              36,326         1.590               57,756
    Separate Account Charges 1.95% ..............................             343,651         1.588              545,890
    Separate Account Charges 2.05% ..............................               8,047         1.156                9,301
    Separate Account Charges 2.10% ..............................             182,954         1.585              289,917
    Separate Account Charges 2.15% ..............................               5,915         1.583                9,365
    Separate Account Charges 2.20% ..............................                   -         1.416                    -
    Separate Account Charges 2.25% ..............................                   -         1.137                    -
    Separate Account Charges 2.30% ..............................              67,040         1.579              105,882
    Separate Account Charges 2.40% ..............................                   -         1.154                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.135         $          -
    Separate Account Charges 2.50% ..............................               2,473         1.574                3,893
    Separate Account Charges 2.65% ..............................                   -         1.133                    -
    Separate Account Charges 2.60% ..............................                   -         1.152                    -
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................              37,764         1.433               54,104
    Separate Account Charges 1.70% ..............................              24,898         1.429               35,584
    Separate Account Charges 1.75% ..............................              27,133         1.428               38,743
    Separate Account Charges 1.90% ..............................                   -         1.424                    -
    Separate Account Charges 1.95% ..............................              51,724         1.423               73,611
    Separate Account Charges 2.05% ..............................                   -         1.110                    -
    Separate Account Charges 2.10% ..............................              60,591         1.420               86,021
    Separate Account Charges 2.15% ..............................                   -         1.418                    -
    Separate Account Charges 2.20% ..............................                   -         1.299                    -
    Separate Account Charges 2.25% ..............................                   -         1.089                    -
    Separate Account Charges 2.30% ..............................              27,370         1.415               38,727
    Separate Account Charges 2.40% ..............................                   -         1.108                    -
    Separate Account Charges 2.45% ..............................                   -         1.087                    -
    Separate Account Charges 2.50% ..............................                   -         1.410                    -
    Separate Account Charges 2.65% ..............................                   -         1.086                    -
    Separate Account Charges 2.60% ..............................                   -         1.106                    -
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................           2,610,032         1.179            3,077,794
    Separate Account Charges 1.70% ..............................             574,253         1.176              675,522
    Separate Account Charges 1.75% ..............................              26,542         1.175               31,195
    Separate Account Charges 1.90% ..............................             195,674         1.172              229,416
    Separate Account Charges 1.95% ..............................           1,544,395         1.171            1,809,055
    Separate Account Charges 2.05% ..............................              20,455         1.100               22,505
    Separate Account Charges 2.10% ..............................           1,077,272         1.169            1,258,835
    Separate Account Charges 2.15% ..............................              15,302         1.167               17,864
    Separate Account Charges 2.20% ..............................               3,074         1.123                3,453
    Separate Account Charges 2.25% ..............................                   -         1.058                    -
    Separate Account Charges 2.30% ..............................             890,221         1.165            1,036,782
    Separate Account Charges 2.40% ..............................               3,638         1.098                3,995
    Separate Account Charges 2.45% ..............................                   -         1.056                    -
    Separate Account Charges 2.50% ..............................              45,232         1.161               52,504
    Separate Account Charges 2.65% ..............................                   -         1.055                    -
    Separate Account Charges 2.60% ..............................               6,826         1.097                7,487

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             565,426      $  1.307         $    738,992
    Separate Account Charges 1.70% ..............................              92,974         1.304              121,219
    Separate Account Charges 1.75% ..............................                   -         1.303                    -
    Separate Account Charges 1.90% ..............................              93,668         1.299              121,718
    Separate Account Charges 1.95% ..............................             687,784         1.298              892,929
    Separate Account Charges 2.05% ..............................               3,900         1.088                4,243
    Separate Account Charges 2.10% ..............................             647,886         1.295              839,096
    Separate Account Charges 2.15% ..............................                   -         1.294                    -
    Separate Account Charges 2.20% ..............................                   -         1.219                    -
    Separate Account Charges 2.25% ..............................                   -         1.088                    -
    Separate Account Charges 2.30% ..............................             440,802         1.291              568,999
    Separate Account Charges 2.40% ..............................                   -         1.086                    -
    Separate Account Charges 2.45% ..............................                   -         1.086                    -
    Separate Account Charges 2.50% ..............................              20,017         1.287               25,753
    Separate Account Charges 2.65% ..............................                   -         1.084                    -
    Separate Account Charges 2.60% ..............................               7,012         1.085                7,607

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.55% ..............................             146,420         1.480              216,689
    Separate Account Charges 1.70% ..............................                   -         1.476                    -
    Separate Account Charges 1.75% ..............................                   -         1.475                    -
    Separate Account Charges 1.90% ..............................                   -         1.471                    -
    Separate Account Charges 1.95% ..............................             141,582         1.470              208,130
    Separate Account Charges 2.05% ..............................                   -         1.161                    -
    Separate Account Charges 2.10% ..............................              29,664         1.466               43,501
    Separate Account Charges 2.15% ..............................                   -         1.465                    -
    Separate Account Charges 2.20% ..............................                   -         1.342                    -
    Separate Account Charges 2.25% ..............................                   -         1.150                    -
    Separate Account Charges 2.30% ..............................               9,265         1.462               13,541
    Separate Account Charges 2.40% ..............................                   -         1.159                    -
    Separate Account Charges 2.45% ..............................                   -         1.148                    -
    Separate Account Charges 2.50% ..............................                   -         1.457                    -
    Separate Account Charges 2.65% ..............................                   -         1.147                    -
    Separate Account Charges 2.60% ..............................                   -         1.157                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.55% ..............................             929,388      $  1.777         $  1,651,476
    Separate Account Charges 1.70% ..............................             249,678         1.773              442,586
    Separate Account Charges 1.75% ..............................               2,066         1.771                3,660
    Separate Account Charges 1.90% ..............................              31,962         1.767               56,467
    Separate Account Charges 1.95% ..............................             971,208         1.765            1,714,271
    Separate Account Charges 2.05% ..............................              72,299         1.195               86,394
    Separate Account Charges 2.10% ..............................             384,308         1.761              676,683
    Separate Account Charges 2.15% ..............................              90,101         1.759              158,505
    Separate Account Charges 2.20% ..............................              40,231         1.574               63,336
    Separate Account Charges 2.25% ..............................               1,569         1.180                1,851
    Separate Account Charges 2.30% ..............................             719,606         1.755            1,262,843
    Separate Account Charges 2.40% ..............................              18,970         1.193               22,625
    Separate Account Charges 2.45% ..............................                   -         1.178                    -
    Separate Account Charges 2.50% ..............................              10,389         1.749               18,170
    Separate Account Charges 2.65% ..............................                   -         1.176                    -
    Separate Account Charges 2.60% ..............................                   -         1.191                    -

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.55% ..............................             324,478         1.398              453,515
    Separate Account Charges 1.70% ..............................              97,867         1.394              136,454
    Separate Account Charges 1.75% ..............................                   -         1.393                    -
    Separate Account Charges 1.90% ..............................              16,740         1.390               23,263
    Separate Account Charges 1.95% ..............................             896,442         1.388            1,244,573
    Separate Account Charges 2.05% ..............................              56,696         1.059               60,033
    Separate Account Charges 2.10% ..............................             416,678         1.385              577,083
    Separate Account Charges 2.15% ..............................                   -         1.384                    -
    Separate Account Charges 2.20% ..............................              86,014         1.253              107,757
    Separate Account Charges 2.25% ..............................                   -         1.053                    -
    Separate Account Charges 2.30% ..............................               3,351         1.380                4,626
    Separate Account Charges 2.40% ..............................                   -         1.057                    -
    Separate Account Charges 2.45% ..............................                   -         1.051                    -
    Separate Account Charges 2.50% ..............................              26,950         1.376               37,076
    Separate Account Charges 2.65% ..............................                   -         1.050                    -
    Separate Account Charges 2.60% ..............................                   -         1.056                    -
  Investors Fund - Class I
    Separate Account Charges 1.55% ..............................             198,121         1.385              274,315
    Separate Account Charges 1.70% ..............................              33,775         1.381               46,651
    Separate Account Charges 1.75% ..............................                   -         1.380                    -
    Separate Account Charges 1.90% ..............................              15,274         1.377               21,026

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I (continued)
    Separate Account Charges 1.95% ..............................             699,397      $  1.375         $    961,905
    Separate Account Charges 2.05% ..............................              37,417         1.081               40,458
    Separate Account Charges 2.10% ..............................             144,040         1.372              197,620
    Separate Account Charges 2.15% ..............................                   -         1.371                    -
    Separate Account Charges 2.20% ..............................              15,160         1.228               18,616
    Separate Account Charges 2.25% ..............................                   -         1.068                    -
    Separate Account Charges 2.30% ..............................             120,062         1.367              164,172
    Separate Account Charges 2.40% ..............................                   -         1.079                    -
    Separate Account Charges 2.45% ..............................                   -         1.067                    -
    Separate Account Charges 2.50% ..............................              13,524         1.363               18,431
    Separate Account Charges 2.65% ..............................                   -         1.065                    -
    Separate Account Charges 2.60% ..............................                   -         1.078                    -
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.55% ..............................             184,421         1.295              238,757
    Separate Account Charges 1.70% ..............................              66,252         1.291               85,564
    Separate Account Charges 1.75% ..............................                   -         1.290                    -
    Separate Account Charges 1.90% ..............................               6,453         1.287                8,306
    Separate Account Charges 1.95% ..............................             689,281         1.286              886,412
    Separate Account Charges 2.05% ..............................              75,803         0.992               75,214
    Separate Account Charges 2.10% ..............................             218,006         1.283              279,670
    Separate Account Charges 2.15% ..............................               3,660         1.282                4,691
    Separate Account Charges 2.20% ..............................              22,729         1.161               26,400
    Separate Account Charges 2.25% ..............................                   -         1.004                    -
    Separate Account Charges 2.30% ..............................              77,833         1.279               99,516
    Separate Account Charges 2.40% ..............................                   -         0.990                    -
    Separate Account Charges 2.45% ..............................                   -         1.002                    -
    Separate Account Charges 2.50% ..............................              14,172         1.274               18,059
    Separate Account Charges 2.65% ..............................                   -         1.000                    -
    Separate Account Charges 2.60% ..............................                   -         0.989                    -
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.55% ..............................             222,614         1.621              360,817
    Separate Account Charges 1.70% ..............................             111,799         1.617              180,764
    Separate Account Charges 1.75% ..............................                   -         1.615                    -
    Separate Account Charges 1.90% ..............................              16,091         1.611               25,929
    Separate Account Charges 1.95% ..............................             771,298         1.610            1,241,775
    Separate Account Charges 2.05% ..............................             102,886         1.168              120,164
    Separate Account Charges 2.10% ..............................             234,089         1.606              375,965
    Separate Account Charges 2.15% ..............................                   -         1.605                    -
    Separate Account Charges 2.20% ..............................              28,437         1.436               40,835
    Separate Account Charges 2.25% ..............................                   -         1.120                    -
    Separate Account Charges 2.30% ..............................              88,716         1.601              142,008

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I (continued)
    Separate Account Charges 2.40% ..............................               7,372      $  1.166         $      8,594
    Separate Account Charges 2.45% ..............................                   -         1.118                    -
    Separate Account Charges 2.50% ..............................              15,641         1.595               24,952
    Separate Account Charges 2.65% ..............................                   -         1.116                    -
    Separate Account Charges 2.60% ..............................                   -         1.164                    -
  Total Return Fund - Class II
    Separate Account Charges 1.55% ..............................             465,551         1.191              554,327
    Separate Account Charges 1.70% ..............................              85,963         1.188              102,108
    Separate Account Charges 1.75% ..............................               3,777         1.187                4,482
    Separate Account Charges 1.90% ..............................              46,341         1.184               54,860
    Separate Account Charges 1.95% ..............................             233,521         1.183              276,200
    Separate Account Charges 2.05% ..............................                   -         1.055                    -
    Separate Account Charges 2.10% ..............................             237,362         1.180              280,063
    Separate Account Charges 2.15% ..............................                   -         1.179                    -
    Separate Account Charges 2.20% ..............................               3,088         1.117                3,449
    Separate Account Charges 2.25% ..............................                   -         1.044                    -
    Separate Account Charges 2.30% ..............................              39,985         1.176               47,021
    Separate Account Charges 2.40% ..............................                   -         1.053                    -
    Separate Account Charges 2.45% ..............................                   -         1.043                    -
    Separate Account Charges 2.50% ..............................               8,916         1.172               10,450
    Separate Account Charges 2.65% ..............................                   -         1.041                    -
    Separate Account Charges 2.60% ..............................                   -         1.052                    -

Scudder Investments VIT Funds
  Scudder Real Estate Securities Portfolio - Class B
    Separate Account Charges 1.55% ..............................             359,796         1.501              540,234
    Separate Account Charges 1.70% ..............................             199,876         1.498              299,413
    Separate Account Charges 1.75% ..............................                   -         1.497                    -
    Separate Account Charges 1.90% ..............................              32,674         1.493               48,793
    Separate Account Charges 1.95% ..............................             495,080         1.492              738,736
    Separate Account Charges 2.05% ..............................                   -         1.283                    -
    Separate Account Charges 2.10% ..............................             678,304         1.489            1,009,770
    Separate Account Charges 2.15% ..............................              12,828         1.487               19,082
    Separate Account Charges 2.20% ..............................                   -         1.486                    -
    Separate Account Charges 2.25% ..............................                   -         1.213                    -
    Separate Account Charges 2.30% ..............................             277,814         1.484              412,289
    Separate Account Charges 2.40% ..............................                   -         1.281                    -
    Separate Account Charges 2.45% ..............................              25,705         1.211               31,127
    Separate Account Charges 2.50% ..............................               3,415         1.479                5,053
    Separate Account Charges 2.65% ..............................                   -         1.209                    -
    Separate Account Charges 2.60% ..............................                   -         1.279                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Investments VIT Funds (continued)
Scudder Variable Series I
  21st Century Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................               3,236      $  1.231         $      3,983
    Separate Account Charges 1.70% ..............................              26,208         1.228               32,180
    Separate Account Charges 1.75% ..............................                   -         1.227                    -
    Separate Account Charges 1.90% ..............................                   -         1.224                    -
    Separate Account Charges 1.95% ..............................              42,676         1.223               52,197
    Separate Account Charges 2.05% ..............................                   -         1.078                    -
    Separate Account Charges 2.10% ..............................             196,995         1.220              240,380
    Separate Account Charges 2.15% ..............................                   -         1.219                    -
    Separate Account Charges 2.20% ..............................                   -         1.218                    -
    Separate Account Charges 2.25% ..............................                   -         1.068                    -
    Separate Account Charges 2.30% ..............................               9,424         1.216               11,463
    Separate Account Charges 2.40% ..............................                   -         1.076                    -
    Separate Account Charges 2.45% ..............................              11,916         1.067               12,708
    Separate Account Charges 2.50% ..............................                   -         1.213                    -
    Separate Account Charges 2.65% ..............................                   -         1.065                    -
    Separate Account Charges 2.60% ..............................                   -         1.074                    -
  Capital Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              47,547         1.184               56,273
    Separate Account Charges 1.70% ..............................              42,871         1.181               50,621
    Separate Account Charges 1.75% ..............................                   -         1.180                    -
    Separate Account Charges 1.90% ..............................                   -         1.177                    -
    Separate Account Charges 1.95% ..............................             239,052         1.176              281,166
    Separate Account Charges 2.05% ..............................                   -         1.040                    -
    Separate Account Charges 2.10% ..............................             444,742         1.173              521,873
    Separate Account Charges 2.15% ..............................                   -         1.173                    -
    Separate Account Charges 2.20% ..............................                   -         1.172                    -
    Separate Account Charges 2.25% ..............................                   -         1.056                    -
    Separate Account Charges 2.30% ..............................               4,931         1.170                5,768
    Separate Account Charges 2.40% ..............................                   -         1.038                    -
    Separate Account Charges 2.45% ..............................              12,458         1.055               13,141
    Separate Account Charges 2.50% ..............................                   -         1.166                    -
    Separate Account Charges 2.65% ..............................                   -         1.053                    -
    Separate Account Charges 2.60% ..............................                   -         1.037                    -
  Global Discovery Portfolio - Class B
    Separate Account Charges 1.55% ..............................              11,665         1.523               17,763
    Separate Account Charges 1.70% ..............................              74,372         1.519              112,985
    Separate Account Charges 1.75% ..............................                   -         1.518                    -
    Separate Account Charges 1.90% ..............................              12,472         1.514               18,889
    Separate Account Charges 1.95% ..............................             328,732         1.513              497,464

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series I (continued)
  Global Discovery Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.183         $          -
    Separate Account Charges 2.10% ..............................             274,507         1.510              414,438
    Separate Account Charges 2.15% ..............................                   -         1.508                    -
    Separate Account Charges 2.20% ..............................                   -         1.507                    -
    Separate Account Charges 2.25% ..............................               6,528         1.197                7,811
    Separate Account Charges 2.30% ..............................              45,090         1.505               67,861
    Separate Account Charges 2.40% ..............................                   -         1.181                    -
    Separate Account Charges 2.45% ..............................              69,218         1.195               82,695
    Separate Account Charges 2.50% ..............................               3,664         1.500                5,497
    Separate Account Charges 2.65% ..............................                   -         1.193                    -
    Separate Account Charges 2.60% ..............................                   -         1.179                    -
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................             281,014         1.222              343,278
    Separate Account Charges 1.70% ..............................              87,997         1.219              107,243
    Separate Account Charges 1.75% ..............................                   -         1.218                    -
    Separate Account Charges 1.90% ..............................              63,218         1.215               76,804
    Separate Account Charges 1.95% ..............................             404,816         1.214              491,430
    Separate Account Charges 2.05% ..............................                   -         1.067                    -
    Separate Account Charges 2.10% ..............................           1,127,975         1.211            1,366,118
    Separate Account Charges 2.15% ..............................              15,697         1.210               18,997
    Separate Account Charges 2.20% ..............................                   -         1.209                    -
    Separate Account Charges 2.25% ..............................             141,107         1.082              152,703
    Separate Account Charges 2.30% ..............................             365,748         1.207              441,587
    Separate Account Charges 2.40% ..............................                   -         1.065                    -
    Separate Account Charges 2.45% ..............................              45,528         1.080               49,191
    Separate Account Charges 2.50% ..............................               4,385         1.204                5,277
    Separate Account Charges 2.65% ..............................                   -         1.079                    -
    Separate Account Charges 2.60% ..............................                   -         1.064                    -
  Health Sciences Portfolio - Class B
    Separate Account Charges 1.55% ..............................              48,256         1.210               58,377
    Separate Account Charges 1.70% ..............................             187,842         1.207              226,707
    Separate Account Charges 1.75% ..............................                   -         1.206                    -
    Separate Account Charges 1.90% ..............................              14,263         1.203               17,161
    Separate Account Charges 1.95% ..............................             260,499         1.202              313,170
    Separate Account Charges 2.05% ..............................                   -         1.047                    -
    Separate Account Charges 2.10% ..............................             593,343         1.199              711,655
    Separate Account Charges 2.15% ..............................                   -         1.198                    -
    Separate Account Charges 2.20% ..............................                   -         1.198                    -
    Separate Account Charges 2.25% ..............................              16,844         1.040               17,517
    Separate Account Charges 2.30% ..............................              57,274         1.196               68,480

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series I (continued)
  Health Sciences Portfolio - Class B (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.045         $          -
    Separate Account Charges 2.45% ..............................              57,585         1.038               59,788
    Separate Account Charges 2.50% ..............................                 500         1.192                  596
    Separate Account Charges 2.65% ..............................               2,973         1.037                3,082
    Separate Account Charges 2.60% ..............................                   -         1.044                    -
  International Portfolio - Class B
    Separate Account Charges 1.55% ..............................              82,608         1.359              112,262
    Separate Account Charges 1.70% ..............................             132,055         1.356              179,039
    Separate Account Charges 1.75% ..............................                   -         1.355                    -
    Separate Account Charges 1.90% ..............................              61,387         1.352               82,969
    Separate Account Charges 1.95% ..............................             257,824         1.350              348,190
    Separate Account Charges 2.05% ..............................                   -         1.156                    -
    Separate Account Charges 2.10% ..............................             595,000         1.347              801,684
    Separate Account Charges 2.15% ..............................                   -         1.346                    -
    Separate Account Charges 2.20% ..............................                   -         1.345                    -
    Separate Account Charges 2.25% ..............................              18,430         1.139               20,993
    Separate Account Charges 2.30% ..............................             158,815         1.343              213,312
    Separate Account Charges 2.40% ..............................                   -         1.154                    -
    Separate Account Charges 2.45% ..............................              21,487         1.137               24,437
    Separate Account Charges 2.50% ..............................               3,933         1.339                5,266
    Separate Account Charges 2.65% ..............................                   -         1.135                    -
    Separate Account Charges 2.60% ..............................                   -         1.152                    -

Scudder Variable Series II
  Scudder Aggressive Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              57,968         1.191               69,032
    Separate Account Charges 1.70% ..............................               6,977         1.188                8,289
    Separate Account Charges 1.75% ..............................                   -         1.187                    -
    Separate Account Charges 1.90% ..............................                 551         1.184                  653
    Separate Account Charges 1.95% ..............................              65,105         1.183               77,048
    Separate Account Charges 2.05% ..............................                   -         1.066                    -
    Separate Account Charges 2.10% ..............................             267,008         1.181              315,248
    Separate Account Charges 2.15% ..............................                   -         1.180                    -
    Separate Account Charges 2.20% ..............................                   -         1.179                    -
    Separate Account Charges 2.25% ..............................                   -         1.045                    -
    Separate Account Charges 2.30% ..............................                   -         1.177                    -
    Separate Account Charges 2.40% ..............................                   -         1.064                    -
    Separate Account Charges 2.45% ..............................              15,118         1.044               15,781
    Separate Account Charges 2.50% ..............................                   -         1.173                    -
    Separate Account Charges 2.65% ..............................                   -         1.042                    -
    Separate Account Charges 2.60% ..............................                   -         1.063                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Blue Chip Portfolio - Class B
    Separate Account Charges 1.55% ..............................             197,758      $  1.318         $    260,606
    Separate Account Charges 1.70% ..............................             138,589         1.315              182,206
    Separate Account Charges 1.75% ..............................                   -         1.314                    -
    Separate Account Charges 1.90% ..............................              34,953         1.311               45,810
    Separate Account Charges 1.95% ..............................             563,433         1.310              737,876
    Separate Account Charges 2.05% ..............................                   -         1.095                    -
    Separate Account Charges 2.10% ..............................           1,170,698         1.307            1,529,576
    Separate Account Charges 2.15% ..............................                   -         1.306                    -
    Separate Account Charges 2.20% ..............................                   -         1.304                    -
    Separate Account Charges 2.25% ..............................              46,634         1.112               51,878
    Separate Account Charges 2.30% ..............................              76,393         1.302               99,500
    Separate Account Charges 2.40% ..............................                   -         1.093                    -
    Separate Account Charges 2.45% ..............................              76,385         1.111               84,840
    Separate Account Charges 2.50% ..............................               8,191         1.298               10,636
    Separate Account Charges 2.65% ..............................               2,849         1.109                3,160
    Separate Account Charges 2.60% ..............................                   -         1.092                    -
  Scudder Conservative Income Strategy Portfolio - Class B
    Separate Account Charges 1.55% ..............................              88,460         1.043               92,258
    Separate Account Charges 1.70% ..............................             108,334         1.042              112,922
    Separate Account Charges 1.75% ..............................                   -         1.042                    -
    Separate Account Charges 1.90% ..............................                   -         1.042                    -
    Separate Account Charges 1.95% ..............................             382,562         1.041              398,392
    Separate Account Charges 2.05% ..............................                   -         1.041                    -
    Separate Account Charges 2.10% ..............................             285,740         1.041              297,395
    Separate Account Charges 2.15% ..............................                   -         1.041                    -
    Separate Account Charges 2.20% ..............................                   -         1.040                    -
    Separate Account Charges 2.25% ..............................                   -         1.040                    -
    Separate Account Charges 2.30% ..............................                   -         1.040                    -
    Separate Account Charges 2.40% ..............................                   -         1.040                    -
    Separate Account Charges 2.45% ..............................              13,051         1.039               13,566
    Separate Account Charges 2.50% ..............................                   -         1.039                    -
    Separate Account Charges 2.65% ..............................                   -         1.039                    -
    Separate Account Charges 2.60% ..............................                   -         1.039                    -
  Scudder Fixed Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................             667,179         1.015              677,388
    Separate Account Charges 1.70% ..............................             521,877         1.013              528,623
    Separate Account Charges 1.75% ..............................                   -         1.012                    -
    Separate Account Charges 1.90% ..............................             353,817         1.010              357,272
    Separate Account Charges 1.95% ..............................           1,057,470         1.009            1,066,949
                                                                                    -         1.008                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Fixed Income Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.043         $          -
    Separate Account Charges 2.10% ..............................           2,100,789         1.007            2,114,688
    Separate Account Charges 2.15% ..............................                   -         1.006                    -
    Separate Account Charges 2.20% ..............................                   -         1.005                    -
    Separate Account Charges 2.25% ..............................              71,133         0.996               70,871
    Separate Account Charges 2.30% ..............................             277,697         1.003              278,658
    Separate Account Charges 2.40% ..............................                   -         1.041                    -
    Separate Account Charges 2.45% ..............................              63,366         0.995               63,033
    Separate Account Charges 2.50% ..............................                   -         1.000                    -
    Separate Account Charges 2.65% ..............................               1,829         0.993                1,816
    Separate Account Charges 2.60% ..............................                   -         1.040                    -
  Scudder Global Blue Chip Portfolio - Class B
    Separate Account Charges 1.55% ..............................              58,679         1.332               78,133
    Separate Account Charges 1.70% ..............................              71,208         1.328               94,595
    Separate Account Charges 1.75% ..............................              61,511         1.327               81,649
    Separate Account Charges 1.90% ..............................               2,957         1.324                3,916
    Separate Account Charges 1.95% ..............................             319,330         1.323              422,557
    Separate Account Charges 2.05% ..............................                   -         1.160                    -
    Separate Account Charges 2.10% ..............................             456,849         1.320              603,111
    Separate Account Charges 2.15% ..............................                   -         1.319                    -
    Separate Account Charges 2.20% ..............................                   -         1.318                    -
    Separate Account Charges 2.25% ..............................              25,819         1.125               29,053
    Separate Account Charges 2.30% ..............................              85,426         1.316              112,425
    Separate Account Charges 2.40% ..............................                   -         1.158                    -
    Separate Account Charges 2.45% ..............................              93,885         1.123              105,476
    Separate Account Charges 2.50% ..............................                 475         1.312                  624
    Separate Account Charges 2.65% ..............................                   -         1.122                    -
    Separate Account Charges 2.60% ..............................                   -         1.157                    -
  Scudder Growth & Income Strategy Portfolio - Class B
    Separate Account Charges 1.55% ..............................              90,848         1.078               97,910
    Separate Account Charges 1.70% ..............................             567,783         1.077              611,580
    Separate Account Charges 1.75% ..............................                   -         1.077                    -
    Separate Account Charges 1.90% ..............................                   -         1.076                    -
    Separate Account Charges 1.95% ..............................           1,083,858         1.076            1,166,371
    Separate Account Charges 2.05% ..............................                   -         1.076                    -
    Separate Account Charges 2.10% ..............................           1,915,919         1.076            2,060,625
    Separate Account Charges 2.15% ..............................                   -         1.075                    -
    Separate Account Charges 2.20% ..............................                   -         1.075                    -
    Separate Account Charges 2.25% ..............................             309,893         1.075              333,113
    Separate Account Charges 2.30% ..............................             119,674         1.075              128,615
    Separate Account Charges 2.40% ..............................                   -         1.074                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Growth & Income Strategy Portfolio - Class B (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.074         $          -
    Separate Account Charges 2.50% ..............................                   -         1.074                    -
    Separate Account Charges 2.65% ..............................                   -         1.073                    -
    Separate Account Charges 2.60% ..............................                   -         1.074                    -
  Scudder Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              33,924         1.146               38,870
    Separate Account Charges 1.70% ..............................              15,820         1.143               18,085
    Separate Account Charges 1.75% ..............................                   -         1.142                    -
    Separate Account Charges 1.90% ..............................              54,686         1.140               62,318
    Separate Account Charges 1.95% ..............................             417,706         1.139              475,636
    Separate Account Charges 2.05% ..............................                   -         1.027                    -
    Separate Account Charges 2.10% ..............................             407,361         1.136              462,771
    Separate Account Charges 2.15% ..............................                   -         1.135                    -
    Separate Account Charges 2.20% ..............................                   -         1.134                    -
    Separate Account Charges 2.25% ..............................               9,625         1.043               10,042
    Separate Account Charges 2.30% ..............................             186,872         1.132              211,628
    Separate Account Charges 2.40% ..............................                   -         1.025                    -
    Separate Account Charges 2.45% ..............................              10,816         1.042               11,267
    Separate Account Charges 2.50% ..............................                   -         1.129                    -
    Separate Account Charges 2.65% ..............................               1,926         1.040                2,003
    Separate Account Charges 2.60% ..............................                   -         1.024                    -
  Scudder Growth Strategy Portfolio Class B
    Separate Account Charges 1.55% ..............................           1,056,279         1.097            1,158,353
    Separate Account Charges 1.70% ..............................             962,429         1.096            1,054,839
    Separate Account Charges 1.75% ..............................                   -         1.096                    -
    Separate Account Charges 1.90% ..............................              48,722         1.095               53,360
    Separate Account Charges 1.95% ..............................           1,129,270         1.095            1,236,545
    Separate Account Charges 2.05% ..............................                   -         1.095                    -
    Separate Account Charges 2.10% ..............................             919,471         1.094            1,006,256
    Separate Account Charges 2.15% ..............................              55,272         1.094               60,477
    Separate Account Charges 2.20% ..............................                   -         1.094                    -
    Separate Account Charges 2.25% ..............................              72,711         1.094               79,529
    Separate Account Charges 2.30% ..............................             184,960         1.094              202,264
    Separate Account Charges 2.40% ..............................                   -         1.093                    -
    Separate Account Charges 2.45% ..............................                   -         1.093                    -
    Separate Account Charges 2.50% ..............................                   -         1.093                    -
    Separate Account Charges 2.65% ..............................                   -         1.092                    -
    Separate Account Charges 2.60% ..............................                   -         1.092                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder High Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................             247,661      $  1.207         $    299,033
    Separate Account Charges 1.70% ..............................             200,926         1.205              242,036
    Separate Account Charges 1.75% ..............................              32,512         1.204               39,134
    Separate Account Charges 1.90% ..............................             103,553         1.201              124,352
    Separate Account Charges 1.95% ..............................             699,155         1.200              838,922
    Separate Account Charges 2.05% ..............................                   -         1.103                    -
    Separate Account Charges 2.10% ..............................           1,114,907         1.197            1,334,668
    Separate Account Charges 2.15% ..............................                   -         1.196                    -
    Separate Account Charges 2.20% ..............................                   -         1.195                    -
    Separate Account Charges 2.25% ..............................               8,208         1.085                8,909
    Separate Account Charges 2.30% ..............................             196,509         1.193              234,510
    Separate Account Charges 2.40% ..............................                   -         1.101                    -
    Separate Account Charges 2.45% ..............................             119,584         1.084              129,596
    Separate Account Charges 2.50% ..............................              17,557         1.190               20,887
    Separate Account Charges 2.65% ..............................               1,787         1.082                1,933
    Separate Account Charges 2.60% ..............................                   -         1.100                    -
  Scudder Income & Growth Strategy Portfolio - Class B
    Separate Account Charges 1.55% ..............................              38,576         1.060               40,885
    Separate Account Charges 1.70% ..............................             526,320         1.059              557,503
    Separate Account Charges 1.75% ..............................                   -         1.059                    -
    Separate Account Charges 1.90% ..............................               8,761         1.058                9,274
    Separate Account Charges 1.95% ..............................             428,366         1.058              453,323
    Separate Account Charges 2.05% ..............................                   -         1.058                    -
    Separate Account Charges 2.10% ..............................             607,758         1.058              642,803
    Separate Account Charges 2.15% ..............................                   -         1.057                    -
    Separate Account Charges 2.20% ..............................                   -         1.057                    -
    Separate Account Charges 2.25% ..............................                   -         1.057                    -
    Separate Account Charges 2.30% ..............................             591,288         1.057              624,915
    Separate Account Charges 2.40% ..............................                   -         1.056                    -
    Separate Account Charges 2.45% ..............................              97,069         1.056              102,532
    Separate Account Charges 2.50% ..............................                   -         1.056                    -
    Separate Account Charges 2.65% ..............................                   -         1.055                    -
    Separate Account Charges 2.60% ..............................                   -         1.056                    -
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.55% ..............................              77,487         1.407              108,996
    Separate Account Charges 1.70% ..............................              71,401         1.403              100,202
    Separate Account Charges 1.75% ..............................              32,029         1.402               44,912
    Separate Account Charges 1.90% ..............................              11,116         1.399               15,550
    Separate Account Charges 1.95% ..............................             467,194         1.398              653,084
                                                                                    -         1.397                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder International Select Equity Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.168         $          -
    Separate Account Charges 2.10% ..............................             738,349         1.395            1,029,709
    Separate Account Charges 2.15% ..............................                   -         1.393                    -
    Separate Account Charges 2.20% ..............................                   -         1.392                    -
    Separate Account Charges 2.25% ..............................              44,807         1.152               51,610
    Separate Account Charges 2.30% ..............................             112,799         1.390              156,823
    Separate Account Charges 2.40% ..............................                   -         1.166                    -
    Separate Account Charges 2.45% ..............................              15,595         1.150               17,934
    Separate Account Charges 2.50% ..............................               9,682         1.386               13,419
    Separate Account Charges 2.65% ..............................                   -         1.148                    -
    Separate Account Charges 2.60% ..............................                   -         1.164                    -
  Scudder Mercury Large Cap Core Portfolio Class B
    Separate Account Charges 1.55% ..............................                   -         1.037                    -
    Separate Account Charges 1.70% ..............................               4,468         1.037                4,632
    Separate Account Charges 1.75% ..............................                   -         1.037                    -
    Separate Account Charges 1.90% ..............................              51,132         1.037               53,000
    Separate Account Charges 1.95% ..............................                   -         1.036                    -
    Separate Account Charges 2.05% ..............................                   -         1.036                    -
    Separate Account Charges 2.10% ..............................                   -         1.036                    -
    Separate Account Charges 2.15% ..............................                   -         1.036                    -
    Separate Account Charges 2.20% ..............................                   -         1.036                    -
    Separate Account Charges 2.25% ..............................                   -         1.036                    -
    Separate Account Charges 2.30% ..............................                   -         1.036                    -
    Separate Account Charges 2.40% ..............................                   -         1.036                    -
    Separate Account Charges 2.45% ..............................                   -         1.036                    -
    Separate Account Charges 2.50% ..............................                   -         1.036                    -
    Separate Account Charges 2.65% ..............................                   -         1.036                    -
    Separate Account Charges 2.60% ..............................                   -         1.036                    -
  Scudder Money Market Portfolio - Class B
    Separate Account Charges 1.55% ..............................             871,384         0.982              856,018
    Separate Account Charges 1.70% ..............................             434,341         0.980              425,686
    Separate Account Charges 1.75% ..............................                   -         0.979                    -
    Separate Account Charges 1.90% ..............................              82,461         0.977               80,564
    Separate Account Charges 1.95% ..............................             183,680         0.976              179,315
    Separate Account Charges 2.05% ..............................                   -         0.993                    -
    Separate Account Charges 2.10% ..............................             706,446         0.974              688,036
    Separate Account Charges 2.15% ..............................                   -         0.973                    -
    Separate Account Charges 2.20% ..............................                   -         0.972                    -
    Separate Account Charges 2.25% ..............................              24,864         0.987               24,533
    Separate Account Charges 2.30% ..............................              58,185         0.971               56,491
    Separate Account Charges 2.40% ..............................                   -         0.991                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Money Market Portfolio - Class B (continued)
    Separate Account Charges 2.45% ..............................                   -      $  0.985         $          -
    Separate Account Charges 2.50% ..............................                   -         0.968                    -
    Separate Account Charges 2.65% ..............................                   -         0.983                    -
    Separate Account Charges 2.60% ..............................                   -         0.990                    -
  Scudder Small Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              52,869         1.235               65,319
    Separate Account Charges 1.70% ..............................              65,642         1.233               80,911
    Separate Account Charges 1.75% ..............................                   -         1.232                    -
    Separate Account Charges 1.90% ..............................              13,516         1.229               16,608
    Separate Account Charges 1.95% ..............................             226,524         1.228              278,127
    Separate Account Charges 2.05% ..............................                   -         1.081                    -
    Separate Account Charges 2.10% ..............................             488,779         1.225              598,726
    Separate Account Charges 2.15% ..............................                   -         1.224                    -
    Separate Account Charges 2.20% ..............................                   -         1.223                    -
    Separate Account Charges 2.25% ..............................                   -         1.067                    -
    Separate Account Charges 2.30% ..............................              88,772         1.221              108,401
    Separate Account Charges 2.40% ..............................                   -         1.079                    -
    Separate Account Charges 2.45% ..............................              31,644         1.065               33,707
    Separate Account Charges 2.50% ..............................                 526         1.217                  640
    Separate Account Charges 2.65% ..............................               2,070         1.064                2,201
    Separate Account Charges 2.60% ..............................                   -         1.077                    -
  Scudder Strategic Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................             159,072         1.052              167,399
    Separate Account Charges 1.70% ..............................             307,547         1.050              322,894
    Separate Account Charges 1.75% ..............................               3,395         1.049                3,562
    Separate Account Charges 1.90% ..............................             280,457         1.047              293,533
    Separate Account Charges 1.95% ..............................             455,090         1.046              475,932
    Separate Account Charges 2.05% ..............................                   -         1.102                    -
    Separate Account Charges 2.10% ..............................           1,000,269         1.043            1,043,628
    Separate Account Charges 2.15% ..............................                   -         1.043                    -
    Separate Account Charges 2.20% ..............................                   -         1.042                    -
    Separate Account Charges 2.25% ..............................              32,132         1.058               34,000
    Separate Account Charges 2.30% ..............................             227,178         1.040              236,289
    Separate Account Charges 2.40% ..............................                   -         1.100                    -
    Separate Account Charges 2.45% ..............................              17,881         1.056               18,890
    Separate Account Charges 2.50% ..............................               7,030         1.037                7,289
    Separate Account Charges 2.65% ..............................               1,821         1.055                1,920
    Separate Account Charges 2.60% ..............................                   -         1.099                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Technology Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................                 998      $  1.217         $      1,215
    Separate Account Charges 1.70% ..............................              34,590         1.215               42,011
    Separate Account Charges 1.75% ..............................                   -         1.214                    -
    Separate Account Charges 1.90% ..............................               9,123         1.211               11,046
    Separate Account Charges 1.95% ..............................             230,133         1.210              278,423
    Separate Account Charges 2.05% ..............................                   -         1.039                    -
    Separate Account Charges 2.10% ..............................             451,658         1.207              545,152
    Separate Account Charges 2.15% ..............................                   -         1.206                    -
    Separate Account Charges 2.20% ..............................                   -         1.205                    -
    Separate Account Charges 2.25% ..............................              16,459         1.047               17,228
    Separate Account Charges 2.30% ..............................              14,463         1.203               17,402
    Separate Account Charges 2.40% ..............................                   -         1.037                    -
    Separate Account Charges 2.45% ..............................              57,561         1.045               60,156
    Separate Account Charges 2.50% ..............................                   -         1.199                    -
    Separate Account Charges 2.65% ..............................               3,123         1.043                3,258
    Separate Account Charges 2.60% ..............................                   -         1.036                    -
  Scudder Templeton Foreign Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................                   -         1.054                    -
    Separate Account Charges 1.70% ..............................              19,724         1.054               20,784
    Separate Account Charges 1.75% ..............................                   -         1.054                    -
    Separate Account Charges 1.90% ..............................              50,309         1.053               53,000
    Separate Account Charges 1.95% ..............................                   -         1.053                    -
    Separate Account Charges 2.05% ..............................                   -         1.053                    -
    Separate Account Charges 2.10% ..............................                   -         1.053                    -
    Separate Account Charges 2.15% ..............................                   -         1.053                    -
    Separate Account Charges 2.20% ..............................                   -         1.053                    -
    Separate Account Charges 2.25% ..............................                   -         1.053                    -
    Separate Account Charges 2.30% ..............................              28,525         1.053               30,036
    Separate Account Charges 2.40% ..............................                   -         1.053                    -
    Separate Account Charges 2.45% ..............................                   -         1.053                    -
    Separate Account Charges 2.50% ..............................                   -         1.053                    -
    Separate Account Charges 2.65% ..............................                   -         1.052                    -
    Separate Account Charges 2.60% ..............................                   -         1.053                    -
  Scudder Total Return Portfolio - Class B
    Separate Account Charges 1.55% ..............................             114,599         1.116              127,881
    Separate Account Charges 1.70% ..............................              94,278         1.113              104,960
    Separate Account Charges 1.75% ..............................                   -         1.112                    -
    Separate Account Charges 1.90% ..............................              76,271         1.110               84,647
    Separate Account Charges 1.95% ..............................             654,361         1.109              725,665

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Total Return Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.043         $          -
    Separate Account Charges 2.10% ..............................           1,299,927         1.106            1,438,197
    Separate Account Charges 2.15% ..............................                   -         1.106                    -
    Separate Account Charges 2.20% ..............................                   -         1.105                    -
    Separate Account Charges 2.25% ..............................              76,616         1.034               79,228
    Separate Account Charges 2.30% ..............................              28,622         1.103               31,568
    Separate Account Charges 2.40% ..............................                   -         1.041                    -
    Separate Account Charges 2.45% ..............................              20,852         1.032               21,529
    Separate Account Charges 2.50% ..............................               7,993         1.099                8,789
    Separate Account Charges 2.65% ..............................                   -         1.031                    -
    Separate Account Charges 2.60% ..............................                   -         1.039                    -
  SVS Davis Venture Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................             333,537         1.273              424,644
    Separate Account Charges 1.70% ..............................             403,848         1.270              512,956
    Separate Account Charges 1.75% ..............................               2,804         1.269                3,559
    Separate Account Charges 1.90% ..............................             270,327         1.266              342,292
    Separate Account Charges 1.95% ..............................           1,104,941         1.265            1,397,986
    Separate Account Charges 2.05% ..............................                   -         1.072                    -
    Separate Account Charges 2.10% ..............................           1,631,465         1.262            2,059,348
    Separate Account Charges 2.15% ..............................                   -         1.261                    -
    Separate Account Charges 2.20% ..............................                   -         1.260                    -
    Separate Account Charges 2.25% ..............................              69,501         1.069               74,332
    Separate Account Charges 2.30% ..............................             203,026         1.258              255,476
    Separate Account Charges 2.40% ..............................                   -         1.070                    -
    Separate Account Charges 2.45% ..............................              97,222         1.068              103,814
    Separate Account Charges 2.50% ..............................               4,067         1.254                5,101
    Separate Account Charges 2.65% ..............................                   -         1.066                    -
    Separate Account Charges 2.60% ..............................                   -         1.069                    -
  SVS Dreman Financial Services Portfolio - Class B
    Separate Account Charges 1.55% ..............................             150,927         1.243              187,577
    Separate Account Charges 1.70% ..............................              21,352         1.240               26,475
    Separate Account Charges 1.75% ..............................                   -         1.239                    -
    Separate Account Charges 1.90% ..............................              23,319         1.236               28,823
    Separate Account Charges 1.95% ..............................             338,535         1.235              418,120
    Separate Account Charges 2.05% ..............................                   -         1.093                    -
    Separate Account Charges 2.10% ..............................             578,377         1.232              712,675
    Separate Account Charges 2.15% ..............................                   -         1.231                    -
    Separate Account Charges 2.20% ..............................                   -         1.230                    -
    Separate Account Charges 2.25% ..............................              16,200         1.062               17,197
    Separate Account Charges 2.30% ..............................              19,512         1.228               23,967
    Separate Account Charges 2.40% ..............................                   -         1.091                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Dreman Financial Services Portfolio - Class B (continued)
    Separate Account Charges 2.45% ..............................              76,483      $  1.060         $     81,065
    Separate Account Charges 2.50% ..............................                 490         1.225                  600
    Separate Account Charges 2.65% ..............................               2,917         1.058                3,087
    Separate Account Charges 2.60% ..............................                   -         1.089                    -
  SVS Dreman High Return Equity Portfolio - Class B
    Separate Account Charges 1.55% ..............................             974,299         1.304            1,270,132
    Separate Account Charges 1.70% ..............................             642,212         1.301              835,267
    Separate Account Charges 1.75% ..............................              52,698         1.300               68,485
    Separate Account Charges 1.90% ..............................             116,870         1.297              151,527
    Separate Account Charges 1.95% ..............................           1,259,728         1.296            1,632,014
    Separate Account Charges 2.05% ..............................                   -         1.124                    -
    Separate Account Charges 2.10% ..............................           1,223,866         1.292            1,581,858
    Separate Account Charges 2.15% ..............................                   -         1.291                    -
    Separate Account Charges 2.20% ..............................                   -         1.290                    -
    Separate Account Charges 2.25% ..............................              18,938         1.116               21,137
    Separate Account Charges 2.30% ..............................             118,167         1.288              152,255
    Separate Account Charges 2.40% ..............................                   -         1.122                    -
    Separate Account Charges 2.45% ..............................              95,210         1.114              106,099
    Separate Account Charges 2.50% ..............................              12,985         1.284               16,679
    Separate Account Charges 2.65% ..............................               4,634         1.113                5,156
    Separate Account Charges 2.60% ..............................                   -         1.121                    -
  SVS Dreman Small Cap Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................             292,978         1.542              451,690
    Separate Account Charges 1.70% ..............................             262,804         1.538              404,218
    Separate Account Charges 1.75% ..............................               2,316         1.537                3,559
    Separate Account Charges 1.90% ..............................             105,153         1.533              161,234
    Separate Account Charges 1.95% ..............................             523,724         1.532              802,410
    Separate Account Charges 2.05% ..............................                   -         1.189                    -
    Separate Account Charges 2.10% ..............................           1,007,495         1.528            1,539,988
    Separate Account Charges 2.15% ..............................              12,514         1.527               19,114
    Separate Account Charges 2.20% ..............................                   -         1.526                    -
    Separate Account Charges 2.25% ..............................              70,133         1.169               81,976
    Separate Account Charges 2.30% ..............................              78,727         1.524              119,963
    Separate Account Charges 2.40% ..............................                   -         1.187                    -
    Separate Account Charges 2.45% ..............................             175,402         1.167              204,694
    Separate Account Charges 2.50% ..............................               4,928         1.519                7,486
    Separate Account Charges 2.65% ..............................               2,750         1.165                3,205
    Separate Account Charges 2.60% ..............................                   -         1.185                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Eagle Focused Large Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              59,526      $  1.120         $     66,667
    Separate Account Charges 1.70% ..............................              43,718         1.117               48,848
    Separate Account Charges 1.75% ..............................                   -         1.116                    -
    Separate Account Charges 1.90% ..............................              39,958         1.114               44,507
    Separate Account Charges 1.95% ..............................             232,599         1.113              258,879
    Separate Account Charges 2.05% ..............................                   -         1.025                    -
    Separate Account Charges 2.10% ..............................             618,821         1.110              687,123
    Separate Account Charges 2.15% ..............................                   -         1.109                    -
    Separate Account Charges 2.20% ..............................                   -         1.109                    -
    Separate Account Charges 2.25% ..............................              17,011         1.012               17,223
    Separate Account Charges 2.30% ..............................              65,677         1.107               72,699
    Separate Account Charges 2.40% ..............................                   -         1.023                    -
    Separate Account Charges 2.45% ..............................              75,942         1.011               76,766
    Separate Account Charges 2.50% ..............................                   -         1.103                    -
    Separate Account Charges 2.65% ..............................               3,145         1.009                3,174
    Separate Account Charges 2.60% ..............................                   -         1.022                    -
  SVS Focus Value & Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              16,996         1.267               21,533
    Separate Account Charges 1.70% ..............................               3,174         1.264                4,012
    Separate Account Charges 1.75% ..............................                   -         1.263                    -
    Separate Account Charges 1.90% ..............................              10,452         1.260               13,169
    Separate Account Charges 1.95% ..............................              54,417         1.259               68,512
    Separate Account Charges 2.05% ..............................                   -         1.110                    -
    Separate Account Charges 2.10% ..............................             326,211         1.256              409,755
    Separate Account Charges 2.15% ..............................                   -         1.255                    -
    Separate Account Charges 2.20% ..............................                   -         1.254                    -
    Separate Account Charges 2.25% ..............................              15,073         1.106               16,672
    Separate Account Charges 2.30% ..............................                   -         1.252                    -
    Separate Account Charges 2.40% ..............................                   -         1.108                    -
    Separate Account Charges 2.45% ..............................              31,673         1.104               34,978
    Separate Account Charges 2.50% ..............................                   -         1.248                    -
    Separate Account Charges 2.65% ..............................                   -         1.103                    -
    Separate Account Charges 2.60% ..............................                   -         1.107                    -
  Scudder Government & Agency Securities Portfolio - Class B
    Separate Account Charges 1.55% ..............................             136,757         1.015              138,858
    Separate Account Charges 1.70% ..............................             113,691         1.013              115,169
    Separate Account Charges 1.75% ..............................                   -         1.012                    -
    Separate Account Charges 1.90% ..............................              64,524         1.010               65,159
    Separate Account Charges 1.95% ..............................             333,060         1.009              336,067

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Government & Agency Securities Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.035         $          -
    Separate Account Charges 2.10% ..............................             418,300         1.007              421,099
    Separate Account Charges 2.15% ..............................                   -         1.006                    -
    Separate Account Charges 2.20% ..............................                   -         1.005                    -
    Separate Account Charges 2.25% ..............................               1,952         1.002                1,956
    Separate Account Charges 2.30% ..............................              78,254         1.004               78,532
    Separate Account Charges 2.40% ..............................                   -         1.033                    -
    Separate Account Charges 2.45% ..............................              75,514         1.000               75,519
    Separate Account Charges 2.50% ..............................                   -         1.000                    -
    Separate Account Charges 2.65% ..............................               1,815         0.998                1,812
    Separate Account Charges 2.60% ..............................                   -         1.032                    -
  Scudder Large Cap Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................             220,709         1.258              277,632
    Separate Account Charges 1.70% ..............................              57,237         1.255               71,830
    Separate Account Charges 1.75% ..............................                   -         1.254                    -
    Separate Account Charges 1.90% ..............................             125,393         1.251              156,872
    Separate Account Charges 1.95% ..............................             469,896         1.250              587,407
    Separate Account Charges 2.05% ..............................                   -         1.072                    -
    Separate Account Charges 2.10% ..............................             774,168         1.247              965,511
    Separate Account Charges 2.15% ..............................                   -         1.246                    -
    Separate Account Charges 2.20% ..............................                   -         1.245                    -
    Separate Account Charges 2.25% ..............................              19,155         1.082               20,717
    Separate Account Charges 2.30% ..............................              34,677         1.243               43,113
    Separate Account Charges 2.40% ..............................                   -         1.070                    -
    Separate Account Charges 2.45% ..............................             126,409         1.080              136,497
    Separate Account Charges 2.50% ..............................              22,945         1.239               28,438
    Separate Account Charges 2.65% ..............................               2,855         1.078                3,078
    Separate Account Charges 2.60% ..............................                   -         1.069                    -
SVS Index 500 Portfolio - Class B
    Separate Account Charges 1.55% ..............................             193,885         1.229              238,209
    Separate Account Charges 1.70% ..............................             116,242         1.226              142,482
    Separate Account Charges 1.75% ..............................                   -         1.225                    -
    Separate Account Charges 1.90% ..............................              86,208         1.222              105,339
    Separate Account Charges 1.95% ..............................           1,582,657         1.221            1,932,364
    Separate Account Charges 2.05% ..............................                   -         1.071                    -
    Separate Account Charges 2.10% ..............................             831,431         1.218            1,012,766
    Separate Account Charges 2.15% ..............................                   -         1.217                    -
    Separate Account Charges 2.20% ..............................                   -         1.216                    -
    Separate Account Charges 2.25% ..............................                   -         1.087                    -
    Separate Account Charges 2.30% ..............................             151,691         1.214              184,199
    Separate Account Charges 2.40% ..............................                   -         1.069                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Index 500 Portfolio - Class B (continued)
    Separate Account Charges 2.45% ..............................               8,048      $  1.085         $      8,733
    Separate Account Charges 2.50% ..............................                   -         1.211                    -
    Separate Account Charges 2.65% ..............................                   -         1.083                    -
    Separate Account Charges 2.60% ..............................                   -         1.068                    -
  SVS INVESCO Dynamic Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              17,966         1.293               23,222
    Separate Account Charges 1.70% ..............................                 712         1.290                  919
    Separate Account Charges 1.75% ..............................                   -         1.288                    -
    Separate Account Charges 1.90% ..............................                   -         1.285                    -
    Separate Account Charges 1.95% ..............................               4,219         1.284                5,419
    Separate Account Charges 2.05% ..............................                   -         1.091                    -
    Separate Account Charges 2.10% ..............................              42,563         1.281               54,545
    Separate Account Charges 2.15% ..............................                   -         1.280                    -
    Separate Account Charges 2.20% ..............................                   -         1.279                    -
    Separate Account Charges 2.25% ..............................                 729         1.104                  805
    Separate Account Charges 2.30% ..............................              32,757         1.277               41,847
    Separate Account Charges 2.40% ..............................                   -         1.089                    -
    Separate Account Charges 2.45% ..............................               2,488         1.102                2,743
    Separate Account Charges 2.50% ..............................                   -         1.274                    -
    Separate Account Charges 2.65% ..............................                   -         1.101                    -
    Separate Account Charges 2.60% ..............................                   -         1.088                    -
  SVS Janus Growth And Income Portfolio - Class B
    Separate Account Charges 1.55% ..............................              52,580         1.227               64,534
    Separate Account Charges 1.70% ..............................             150,879         1.224              184,747
    Separate Account Charges 1.75% ..............................               4,425         1.223                5,414
    Separate Account Charges 1.90% ..............................              15,983         1.221               19,509
    Separate Account Charges 1.95% ..............................             221,716         1.220              270,429
    Separate Account Charges 2.05% ..............................                   -         1.098                    -
    Separate Account Charges 2.10% ..............................             470,674         1.217              572,739
    Separate Account Charges 2.15% ..............................                   -         1.216                    -
    Separate Account Charges 2.20% ..............................                   -         1.215                    -
    Separate Account Charges 2.25% ..............................              49,690         1.102               54,778
    Separate Account Charges 2.30% ..............................              89,822         1.213              108,959
    Separate Account Charges 2.40% ..............................                   -         1.096                    -
    Separate Account Charges 2.45% ..............................              67,436         1.101               74,224
    Separate Account Charges 2.50% ..............................              19,876         1.209               24,036
    Separate Account Charges 2.65% ..............................               2,923         1.099                3,213
    Separate Account Charges 2.60% ..............................                   -         1.095                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Janus Growth Opportunities Portfolio - Class B
    Separate Account Charges 1.55% ..............................              12,619      $  1.229         $     15,513
    Separate Account Charges 1.70% ..............................             146,016         1.226              179,079
    Separate Account Charges 1.75% ..............................                   -         1.225                    -
    Separate Account Charges 1.90% ..............................                   -         1.223                    -
    Separate Account Charges 1.95% ..............................               8,281         1.222               10,117
    Separate Account Charges 2.05% ..............................                   -         1.089                    -
    Separate Account Charges 2.10% ..............................              78,017         1.219               95,087
    Separate Account Charges 2.15% ..............................                   -         1.218                    -
    Separate Account Charges 2.20% ..............................                   -         1.217                    -
    Separate Account Charges 2.25% ..............................                   -         1.109                    -
    Separate Account Charges 2.30% ..............................               8,364         1.215               10,162
    Separate Account Charges 2.40% ..............................                   -         1.087                    -
    Separate Account Charges 2.45% ..............................                   -         1.107                    -
    Separate Account Charges 2.50% ..............................                   -         1.211                    -
    Separate Account Charges 2.65% ..............................                   -         1.105                    -
    Separate Account Charges 2.60% ..............................                   -         1.086                    -
  SVS MFS Strategic Value Portfolio - Class B
    Separate Account Charges 1.55% ..............................             247,053         1.300              321,132
    Separate Account Charges 1.70% ..............................              57,376         1.297               74,406
    Separate Account Charges 1.75% ..............................                   -         1.296                    -
    Separate Account Charges 1.90% ..............................             133,258         1.293              172,273
    Separate Account Charges 1.95% ..............................             418,881         1.292              541,099
    Separate Account Charges 2.05% ..............................                   -         1.135                    -
    Separate Account Charges 2.10% ..............................             481,303         1.289              620,282
    Separate Account Charges 2.15% ..............................                   -         1.288                    -
    Separate Account Charges 2.20% ..............................                   -         1.287                    -
    Separate Account Charges 2.25% ..............................              27,660         1.142               31,588
    Separate Account Charges 2.30% ..............................             173,576         1.285              222,997
    Separate Account Charges 2.40% ..............................                   -         1.133                    -
    Separate Account Charges 2.45% ..............................              25,235         1.140               28,773
    Separate Account Charges 2.50% ..............................              11,265         1.281               14,428
    Separate Account Charges 2.65% ..............................                   -         1.138                    -
    Separate Account Charges 2.60% ..............................                   -         1.131                    -
  SVS Oak Strategic Equity Portfolio - Class B
    Separate Account Charges 1.55% ..............................              81,031         1.188               96,284
    Separate Account Charges 1.70% ..............................              94,902         1.185              112,501
    Separate Account Charges 1.75% ..............................                   -         1.185                    -
    Separate Account Charges 1.90% ..............................              18,240         1.182               21,555
    Separate Account Charges 1.95% ..............................             128,229         1.181              151,417

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Oak Strategic Equity Portfolio - Class B (continued)
    Separate Account Charges 2.05% ..............................                   -      $  1.037         $          -
    Separate Account Charges 2.10% ..............................             288,143         1.178              339,453
    Separate Account Charges 2.15% ..............................                   -         1.177                    -
    Separate Account Charges 2.20% ..............................                   -         1.176                    -
    Separate Account Charges 2.25% ..............................              13,198         1.016               13,411
    Separate Account Charges 2.30% ..............................              93,679         1.174              110,016
    Separate Account Charges 2.40% ..............................                   -         1.035                    -
    Separate Account Charges 2.45% ..............................              21,726         1.015               22,042
    Separate Account Charges 2.50% ..............................              75,702         1.171               88,628
    Separate Account Charges 2.65% ..............................                   -         1.013                    -
    Separate Account Charges 2.60% ..............................                   -         1.034                    -
  SVS Turner Mid Cap Growth Portfolio - Class B
    Separate Account Charges 1.55% ..............................              78,405         1.324              103,814
    Separate Account Charges 1.70% ..............................              15,793         1.321               20,863
    Separate Account Charges 1.75% ..............................                   -         1.320                    -
    Separate Account Charges 1.90% ..............................              56,611         1.317               74,549
    Separate Account Charges 1.95% ..............................             181,078         1.316              238,266
    Separate Account Charges 2.05% ..............................                   -         1.108                    -
    Separate Account Charges 2.10% ..............................             604,439         1.313              793,477
    Separate Account Charges 2.15% ..............................                   -         1.312                    -
    Separate Account Charges 2.20% ..............................                   -         1.311                    -
    Separate Account Charges 2.25% ..............................                   -         1.099                    -
    Separate Account Charges 2.30% ..............................              87,324         1.309              114,279
    Separate Account Charges 2.40% ..............................                   -         1.106                    -
    Separate Account Charges 2.45% ..............................              14,670         1.097               16,099
    Separate Account Charges 2.50% ..............................              68,970         1.305               89,978
    Separate Account Charges 2.65% ..............................                   -         1.096                    -
    Separate Account Charges 2.60% ..............................                   -         1.104                    -

The Alger American Fund
  Alger American Balanced Portfolio - Class S Shares
    Separate Account Charges 1.55% ..............................             477,828         1.093              522,351
    Separate Account Charges 1.70% ..............................             187,147         1.091              204,105
    Separate Account Charges 1.75% ..............................               6,583         1.090                7,174
    Separate Account Charges 1.90% ..............................             101,790         1.087              110,669
    Separate Account Charges 1.95% ..............................             760,579         1.086              826,272
    Separate Account Charges 2.05% ..............................                   -         1.042                    -
    Separate Account Charges 2.10% ..............................           1,078,539         1.084            1,168,952
    Separate Account Charges 2.15% ..............................              26,400         1.083               28,591
    Separate Account Charges 2.20% ..............................                   -         1.082                    -
    Separate Account Charges 2.25% ..............................              19,844         1.017               20,189
    Separate Account Charges 2.30% ..............................              53,907         1.080               58,244

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Alger American Fund (continued)
  Alger American Balanced Portfolio - Class S Shares (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.040         $          -
    Separate Account Charges 2.45% ..............................              35,321         1.016               35,877
    Separate Account Charges 2.50% ..............................              20,297         1.077               21,862
    Separate Account Charges 2.65% ..............................               3,981         1.014                4,037
    Separate Account Charges 2.60% ..............................                   -         1.039                    -
  Alger American Leveraged AllCap Portfolio - Class S Shares
    Separate Account Charges 1.55% ..............................              88,121         1.194              105,192
    Separate Account Charges 1.70% ..............................              94,236         1.191              112,231
    Separate Account Charges 1.75% ..............................                   -         1.190                    -
    Separate Account Charges 1.90% ..............................              41,263         1.187               48,988
    Separate Account Charges 1.95% ..............................              91,408         1.186              108,438
    Separate Account Charges 2.05% ..............................                   -         1.053                    -
    Separate Account Charges 2.10% ..............................             147,049         1.184              174,036
    Separate Account Charges 2.15% ..............................                   -         1.183                    -
    Separate Account Charges 2.20% ..............................                   -         1.182                    -
    Separate Account Charges 2.25% ..............................                   -         1.069                    -
    Separate Account Charges 2.30% ..............................              13,671         1.180               16,129
    Separate Account Charges 2.40% ..............................                   -         1.051                    -
    Separate Account Charges 2.45% ..............................              29,176         1.067               31,142
    Separate Account Charges 2.50% ..............................                   -         1.176                    -
    Separate Account Charges 2.65% ..............................                   -         1.066                    -
    Separate Account Charges 2.60% ..............................                   -         1.050                    -

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.55% ..............................             379,542         1.194              453,145
    Separate Account Charges 1.70% ..............................             108,887         1.191              129,687
    Separate Account Charges 1.75% ..............................                   -         1.190                    -
    Separate Account Charges 1.90% ..............................               7,799         1.187                9,258
    Separate Account Charges 1.95% ..............................             627,967         1.186              744,739
    Separate Account Charges 2.05% ..............................                   -         1.044                    -
    Separate Account Charges 2.10% ..............................             507,689         1.183              600,625
    Separate Account Charges 2.15% ..............................              17,979         1.182               21,251
    Separate Account Charges 2.20% ..............................                 243         1.125                  274
    Separate Account Charges 2.25% ..............................                   -         1.031                    -
    Separate Account Charges 2.30% ..............................              95,891         1.179              113,066
    Separate Account Charges 2.40% ..............................                   -         1.042                    -
    Separate Account Charges 2.45% ..............................                   -         1.029                    -
    Separate Account Charges 2.50% ..............................             100,202         1.175              117,753
    Separate Account Charges 2.65% ..............................                   -         1.028                    -
    Separate Account Charges 2.60% ..............................                   -         1.041                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.55% ..............................             660,065      $  1.490         $    983,631
    Separate Account Charges 1.70% ..............................              84,403         1.487              125,473
    Separate Account Charges 1.75% ..............................                   -         1.485                    -
    Separate Account Charges 1.90% ..............................              31,303         1.482               46,379
    Separate Account Charges 1.95% ..............................             774,866         1.480            1,147,008
    Separate Account Charges 2.05% ..............................              20,369         1.121               22,829
    Separate Account Charges 2.10% ..............................             171,731         1.477              253,588
    Separate Account Charges 2.15% ..............................                   -         1.475                    -
    Separate Account Charges 2.20% ..............................              18,697         1.355               25,341
    Separate Account Charges 2.25% ..............................                   -         1.116                    -
    Separate Account Charges 2.30% ..............................              49,334         1.472               72,607
    Separate Account Charges 2.40% ..............................                   -         1.119                    -
    Separate Account Charges 2.45% ..............................                   -         1.114                    -
    Separate Account Charges 2.50% ..............................              18,344         1.467               26,907
    Separate Account Charges 2.65% ..............................                   -         1.112                    -
    Separate Account Charges 2.60% ..............................                   -         1.117                    -
  Equity Income Portfolio
    Separate Account Charges 1.55% ..............................             424,331         1.336              566,957
    Separate Account Charges 1.70% ..............................             313,026         1.333              417,218
    Separate Account Charges 1.75% ..............................                   -         1.332                    -
    Separate Account Charges 1.90% ..............................              56,633         1.328               75,232
    Separate Account Charges 1.95% ..............................           1,629,066         1.327            2,162,107
    Separate Account Charges 2.05% ..............................              27,594         1.104               30,460
    Separate Account Charges 2.10% ..............................             484,668         1.324              641,684
    Separate Account Charges 2.15% ..............................                   -         1.323                    -
    Separate Account Charges 2.20% ..............................              50,698         1.228               62,268
    Separate Account Charges 2.25% ..............................                   -         1.097                    -
    Separate Account Charges 2.30% ..............................              35,278         1.320               46,551
    Separate Account Charges 2.40% ..............................               2,095         1.102                2,308
    Separate Account Charges 2.45% ..............................                   -         1.095                    -
    Separate Account Charges 2.50% ..............................             404,837         1.315              532,411
    Separate Account Charges 2.65% ..............................                   -         1.093                    -
    Separate Account Charges 2.60% ..............................                   -         1.101                    -
  Federated High Yield Portfolio
    Separate Account Charges 1.55% ..............................             459,955         1.205              554,293
    Separate Account Charges 1.70% ..............................              66,227         1.202               79,617
    Separate Account Charges 1.75% ..............................                   -         1.201                    -
    Separate Account Charges 1.90% ..............................              49,034         1.198               58,750
    Separate Account Charges 1.95% ..............................           1,035,075         1.197            1,239,034

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  Federated High Yield Portfolio (continued)
    Separate Account Charges 2.05% ..............................              33,286      $  1.080         $     35,948
    Separate Account Charges 2.10% ..............................             498,004         1.194              594,692
    Separate Account Charges 2.15% ..............................              57,670         1.193               68,802
    Separate Account Charges 2.20% ..............................              22,125         1.155               25,547
    Separate Account Charges 2.25% ..............................                   -         1.065                    -
    Separate Account Charges 2.30% ..............................             147,687         1.190              175,769
    Separate Account Charges 2.40% ..............................              18,452         1.078               19,890
    Separate Account Charges 2.45% ..............................                   -         1.064                    -
    Separate Account Charges 2.50% ..............................              52,673         1.186               62,478
    Separate Account Charges 2.65% ..............................                   -         1.062                    -
    Separate Account Charges 2.60% ..............................                   -         1.077                    -
  Federated Stock Portfolio
    Separate Account Charges 1.55% ..............................              72,280         1.362               98,451
    Separate Account Charges 1.70% ..............................                   -         1.359                    -
    Separate Account Charges 1.75% ..............................                   -         1.358                    -
    Separate Account Charges 1.90% ..............................              14,652         1.354               19,841
    Separate Account Charges 1.95% ..............................             154,663         1.353              209,256
    Separate Account Charges 2.05% ..............................                   -         1.081                    -
    Separate Account Charges 2.10% ..............................              68,815         1.350               92,879
    Separate Account Charges 2.15% ..............................                   -         1.348                    -
    Separate Account Charges 2.20% ..............................              29,646         1.227               36,377
    Separate Account Charges 2.25% ..............................                   -         1.085                    -
    Separate Account Charges 2.30% ..............................                   -         1.345                    -
    Separate Account Charges 2.40% ..............................               4,285         1.079                4,624
    Separate Account Charges 2.45% ..............................                   -         1.083                    -
    Separate Account Charges 2.50% ..............................               5,987         1.341                8,027
    Separate Account Charges 2.65% ..............................                   -         1.081                    -
    Separate Account Charges 2.60% ..............................                   -         1.078                    -
  Large Cap Portfolio
    Separate Account Charges 1.55% ..............................              56,997         1.247               71,063
    Separate Account Charges 1.70% ..............................              61,414         1.244               76,384
    Separate Account Charges 1.75% ..............................               5,822         1.243                7,234
    Separate Account Charges 1.90% ..............................              14,801         1.240               18,347
    Separate Account Charges 1.95% ..............................             518,477         1.238              642,118
    Separate Account Charges 2.05% ..............................             118,396         1.050              124,332
    Separate Account Charges 2.10% ..............................             217,556         1.235              268,776
    Separate Account Charges 2.15% ..............................                   -         1.234                    -
    Separate Account Charges 2.20% ..............................              33,560         1.174               39,388
    Separate Account Charges 2.25% ..............................                   -         1.058                    -
    Separate Account Charges 2.30% ..............................              12,695         1.231               15,631
    Separate Account Charges 2.40% ..............................              10,882         1.048               11,406

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  Large Cap Portfolio (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.056         $          -
    Separate Account Charges 2.50% ..............................                   -         1.227                    -
    Separate Account Charges 2.65% ..............................                   -         1.054                    -
    Separate Account Charges 2.60% ..............................                   -         1.047                    -
  Lazard International Stock Portfolio
    Separate Account Charges 1.55% ..............................             249,460         1.443              359,969
    Separate Account Charges 1.70% ..............................             125,088         1.439              180,063
    Separate Account Charges 1.75% ..............................                   -         1.438                    -
    Separate Account Charges 1.90% ..............................              29,191         1.435               41,879
    Separate Account Charges 1.95% ..............................             353,043         1.433              506,035
    Separate Account Charges 2.05% ..............................              35,228         1.147               40,403
    Separate Account Charges 2.10% ..............................             206,669         1.430              295,511
    Separate Account Charges 2.15% ..............................                   -         1.429                    -
    Separate Account Charges 2.20% ..............................              16,678         1.321               22,033
    Separate Account Charges 2.25% ..............................                   -         1.139                    -
    Separate Account Charges 2.30% ..............................              72,407         1.425              103,186
    Separate Account Charges 2.40% ..............................               5,671         1.145                6,491
    Separate Account Charges 2.45% ..............................                   -         1.137                    -
    Separate Account Charges 2.50% ..............................              15,146         1.420               21,512
    Separate Account Charges 2.65% ..............................                   -         1.136                    -
    Separate Account Charges 2.60% ..............................                   -         1.143                    -
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.55% ..............................             168,721         1.325              223,609
    Separate Account Charges 1.70% ..............................              28,878         1.322               38,180
    Separate Account Charges 1.75% ..............................                   -         1.321                    -
    Separate Account Charges 1.90% ..............................              50,116         1.318               66,037
    Separate Account Charges 1.95% ..............................             188,088         1.316              247,612
    Separate Account Charges 2.05% ..............................                   -         1.126                    -
    Separate Account Charges 2.10% ..............................             427,107         1.313              560,898
    Separate Account Charges 2.15% ..............................               3,711         1.312                4,869
    Separate Account Charges 2.20% ..............................               8,859         1.230               10,894
    Separate Account Charges 2.25% ..............................                   -         1.118                    -
    Separate Account Charges 2.30% ..............................              61,424         1.309               80,396
    Separate Account Charges 2.40% ..............................                   -         1.124                    -
    Separate Account Charges 2.45% ..............................                   -         1.117                    -
    Separate Account Charges 2.50% ..............................              86,722         1.304              113,127
    Separate Account Charges 2.65% ..............................                   -         1.115                    -
    Separate Account Charges 2.60% ..............................                   -         1.123                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.55% ..............................             275,924      $  1.328         $    366,562
    Separate Account Charges 1.70% ..............................              29,496         1.325               39,090
    Separate Account Charges 1.75% ..............................                   -         1.324                    -
    Separate Account Charges 1.90% ..............................               6,476         1.321                8,553
    Separate Account Charges 1.95% ..............................             424,081         1.320              559,624
    Separate Account Charges 2.05% ..............................              38,923         1.083               42,171
    Separate Account Charges 2.10% ..............................             100,698         1.316              132,560
    Separate Account Charges 2.15% ..............................                   -         1.315                    -
    Separate Account Charges 2.20% ..............................               4,142         1.221                5,056
    Separate Account Charges 2.25% ..............................                   -         1.100                    -
    Separate Account Charges 2.30% ..............................              12,699         1.312               16,662
    Separate Account Charges 2.40% ..............................              14,708         1.081               15,905
    Separate Account Charges 2.45% ..............................                   -         1.098                    -
    Separate Account Charges 2.50% ..............................               2,138         1.308                2,796
    Separate Account Charges 2.65% ..............................                   -         1.097                    -
    Separate Account Charges 2.60% ..............................                   -         1.080                    -
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.55% ..............................             443,088         1.440              638,207
    Separate Account Charges 1.70% ..............................              50,878         1.437               73,105
    Separate Account Charges 1.75% ..............................                   -         1.436                    -
    Separate Account Charges 1.90% ..............................               5,006         1.432                7,169
    Separate Account Charges 1.95% ..............................             319,453         1.431              457,057
    Separate Account Charges 2.05% ..............................             125,343         1.075              134,764
    Separate Account Charges 2.10% ..............................             191,307         1.427              273,046
    Separate Account Charges 2.15% ..............................                   -         1.426                    -
    Separate Account Charges 2.20% ..............................              30,567         1.296               39,602
    Separate Account Charges 2.25% ..............................                   -         1.098                    -
    Separate Account Charges 2.30% ..............................              39,526         1.422               56,226
    Separate Account Charges 2.40% ..............................                   -         1.073                    -
    Separate Account Charges 2.45% ..............................                   -         1.097                    -
    Separate Account Charges 2.50% ..............................                   -         1.418                    -
    Separate Account Charges 2.65% ..............................                   -         1.095                    -
    Separate Account Charges 2.60% ..............................                   -         1.072                    -
  MFS Value Portfolio
    Separate Account Charges 1.55% ..............................             298,850         1.112              332,221
    Separate Account Charges 1.70% ..............................              64,801         1.111               71,963
    Separate Account Charges 1.75% ..............................                   -         1.110                    -
    Separate Account Charges 1.90% ..............................              91,359         1.109              101,320
    Separate Account Charges 1.95% ..............................             310,303         1.109              344,014

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Value Portfolio (continued)
    Separate Account Charges 2.05% ..............................              94,777      $  1.128         $    106,917
    Separate Account Charges 2.10% ..............................             379,836         1.107              420,673
    Separate Account Charges 2.15% ..............................                   -         1.107                    -
    Separate Account Charges 2.20% ..............................              25,801         1.107               28,555
    Separate Account Charges 2.25% ..............................                   -         1.106                    -
    Separate Account Charges 2.30% ..............................              58,987         1.106               65,240
    Separate Account Charges 2.40% ..............................                   -         1.126                    -
    Separate Account Charges 2.45% ..............................                   -         1.105                    -
    Separate Account Charges 2.50% ..............................              21,906         1.104               24,196
    Separate Account Charges 2.65% ..............................                   -         1.103                    -
    Separate Account Charges 2.60% ..............................                   -         1.125                    -
  Pioneer Fund Portfolio
    Separate Account Charges 1.55% ..............................             107,327         1.304              139,936
    Separate Account Charges 1.70% ..............................               1,573         1.301                2,045
    Separate Account Charges 1.75% ..............................                   -         1.299                    -
    Separate Account Charges 1.90% ..............................               6,200         1.296                8,037
    Separate Account Charges 1.95% ..............................             105,715         1.295              136,913
    Separate Account Charges 2.05% ..............................                   -         1.095                    -
    Separate Account Charges 2.10% ..............................              50,281         1.292               64,962
    Separate Account Charges 2.15% ..............................                   -         1.291                    -
    Separate Account Charges 2.20% ..............................                   -         1.224                    -
    Separate Account Charges 2.25% ..............................                   -         1.107                    -
    Separate Account Charges 2.30% ..............................              14,897         1.288               19,182
    Separate Account Charges 2.40% ..............................                   -         1.093                    -
    Separate Account Charges 2.45% ..............................                   -         1.105                    -
    Separate Account Charges 2.50% ..............................               2,365         1.283                3,035
    Separate Account Charges 2.65% ..............................                   -         1.103                    -
    Separate Account Charges 2.60% ..............................                   -         1.092                    -
  Social Awareness Stock Portfolio
    Separate Account Charges 1.55% ..............................              30,549         1.046               31,960
    Separate Account Charges 1.70% ..............................               9,310         1.045                9,730
    Separate Account Charges 1.75% ..............................                   -         1.045                    -
    Separate Account Charges 1.90% ..............................              17,765         1.044               18,541
    Separate Account Charges 1.95% ..............................             183,909         1.043              191,880
    Separate Account Charges 2.05% ..............................               9,403         1.077               10,128
    Separate Account Charges 2.10% ..............................              11,831         1.042               12,331
    Separate Account Charges 2.15% ..............................                   -         1.042                    -
    Separate Account Charges 2.20% ..............................                   -         1.042                    -
    Separate Account Charges 2.25% ..............................                   -         1.041                    -
    Separate Account Charges 2.30% ..............................               3,300         1.041                3,435
    Separate Account Charges 2.40% ..............................                   -         1.075                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
The Travelers Series Trust (continued)
  Social Awareness Stock Portfolio (continued)
    Separate Account Charges 2.45% ..............................                   -      $  1.040         $          -
    Separate Account Charges 2.50% ..............................                 437         1.039                  454
    Separate Account Charges 2.65% ..............................                   -         1.038                    -
    Separate Account Charges 2.60% ..............................                   -         1.074                    -
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.55% ..............................             991,326         1.033            1,023,639
    Separate Account Charges 1.70% ..............................             182,690         1.030              188,187
    Separate Account Charges 1.75% ..............................                   -         1.029                    -
    Separate Account Charges 1.90% ..............................              29,044         1.027               29,818
    Separate Account Charges 1.95% ..............................           1,717,034         1.026            1,761,160
    Separate Account Charges 2.05% ..............................             395,013         1.033              408,195
    Separate Account Charges 2.10% ..............................             559,067         1.023              572,033
    Separate Account Charges 2.15% ..............................             104,938         1.022              107,273
    Separate Account Charges 2.20% ..............................             225,445         1.000              225,398
    Separate Account Charges 2.25% ..............................                   -         0.992                    -
    Separate Account Charges 2.30% ..............................             308,862         1.020              314,974
    Separate Account Charges 2.40% ..............................              16,224         1.031               16,734
    Separate Account Charges 2.45% ..............................                   -         0.991                    -
    Separate Account Charges 2.50% ..............................             105,942         1.016              107,675
    Separate Account Charges 2.65% ..............................                   -         0.989                    -
    Separate Account Charges 2.60% ..............................               2,682         1.030                2,763
  U.S. Government Securities Portfolio
    Separate Account Charges 1.55% ..............................             785,537         1.047              822,310
    Separate Account Charges 1.70% ..............................              47,201         1.046               49,360
    Separate Account Charges 1.75% ..............................                   -         1.045                    -
    Separate Account Charges 1.90% ..............................              51,414         1.044               53,692
    Separate Account Charges 1.95% ..............................             432,528         1.044              451,547
    Separate Account Charges 2.05% ..............................              76,753         1.074               82,448
    Separate Account Charges 2.10% ..............................              83,114         1.043               86,680
    Separate Account Charges 2.15% ..............................                   -         1.043                    -
    Separate Account Charges 2.20% ..............................              51,060         1.042               53,215
    Separate Account Charges 2.25% ..............................                   -         1.042                    -
    Separate Account Charges 2.30% ..............................               2,927         1.041                3,049
    Separate Account Charges 2.40% ..............................              24,703         1.072               26,485
    Separate Account Charges 2.45% ..............................                   -         1.040                    -
    Separate Account Charges 2.50% ..............................               6,020         1.040                6,262
    Separate Account Charges 2.65% ..............................                   -         1.039                    -
    Separate Account Charges 2.60% ..............................               5,154         1.071                5,520

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.55% ..............................             143,448      $  1.286         $    184,411
    Separate Account Charges 1.70% ..............................              66,201         1.282               84,899
    Separate Account Charges 1.75% ..............................                   -         1.281                    -
    Separate Account Charges 1.90% ..............................              29,462         1.278               37,657
    Separate Account Charges 1.95% ..............................             411,722         1.277              525,760
    Separate Account Charges 2.05% ..............................              39,478         1.056               41,701
    Separate Account Charges 2.10% ..............................             150,777         1.274              192,070
    Separate Account Charges 2.15% ..............................              18,594         1.273               23,665
    Separate Account Charges 2.20% ..............................                   -         1.201                    -
    Separate Account Charges 2.25% ..............................                   -         1.063                    -
    Separate Account Charges 2.30% ..............................              47,755         1.270               60,631
    Separate Account Charges 2.40% ..............................               4,416         1.054                4,656
    Separate Account Charges 2.45% ..............................                   -         1.061                    -
    Separate Account Charges 2.50% ..............................              19,084         1.265               24,148
    Separate Account Charges 2.65% ..............................                   -         1.060                    -
    Separate Account Charges 2.60% ..............................                   -         1.053                    -
  MFS Total Return Portfolio
    Separate Account Charges 1.55% ..............................           1,761,719         1.236            2,177,383
    Separate Account Charges 1.70% ..............................             520,821         1.233              642,139
    Separate Account Charges 1.75% ..............................               5,812         1.232                7,160
    Separate Account Charges 1.90% ..............................             191,205         1.229              234,955
    Separate Account Charges 1.95% ..............................           4,827,697         1.228            5,926,930
    Separate Account Charges 2.05% ..............................              65,059         1.097               71,403
    Separate Account Charges 2.10% ..............................           1,998,244         1.225            2,447,258
    Separate Account Charges 2.15% ..............................               9,678         1.224               11,842
    Separate Account Charges 2.20% ..............................              39,021         1.155               45,087
    Separate Account Charges 2.25% ..............................                   -         1.080                    -
    Separate Account Charges 2.30% ..............................             470,295         1.221              574,045
    Separate Account Charges 2.40% ..............................              10,404         1.095               11,397
    Separate Account Charges 2.45% ..............................                   -         1.079                    -
    Separate Account Charges 2.50% ..............................             154,861         1.217              188,392
    Separate Account Charges 2.65% ..............................                   -         1.077                    -
    Separate Account Charges 2.60% ..............................                   -         1.094                    -
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.55% ..............................             184,406         1.086              200,220
    Separate Account Charges 1.70% ..............................             132,431         1.085              143,642
    Separate Account Charges 1.75% ..............................                   -         1.084                    -
    Separate Account Charges 1.90% ..............................              65,593         1.083               71,049
    Separate Account Charges 1.95% ..............................             994,140         1.083            1,076,469

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Pioneer Strategic Income Portfolio (continued)
    Separate Account Charges 2.05% ..............................              24,047      $  1.106         $     26,586
    Separate Account Charges 2.10% ..............................             417,054         1.082              451,127
    Separate Account Charges 2.15% ..............................                   -         1.081                    -
    Separate Account Charges 2.20% ..............................                   -         1.081                    -
    Separate Account Charges 2.25% ..............................                   -         1.081                    -
    Separate Account Charges 2.30% ..............................             231,897         1.080              250,503
    Separate Account Charges 2.40% ..............................              36,748         1.103               40,551
    Separate Account Charges 2.45% ..............................                   -         1.079                    -
    Separate Account Charges 2.50% ..............................               3,050         1.079                3,290
    Separate Account Charges 2.65% ..............................                   -         1.078                    -
    Separate Account Charges 2.60% ..............................                   -         1.102                    -
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.55% ..............................             297,210         0.995              295,730
    Separate Account Charges 1.70% ..............................              73,090         0.993               72,584
    Separate Account Charges 1.75% ..............................                   -         0.992                    -
    Separate Account Charges 1.90% ..............................              10,163         0.990               10,067
    Separate Account Charges 1.95% ..............................             347,136         0.990              343,606
    Separate Account Charges 2.05% ..............................              12,568         0.999               12,561
    Separate Account Charges 2.10% ..............................             307,958         0.988              304,236
    Separate Account Charges 2.15% ..............................                   -         0.987                    -
    Separate Account Charges 2.20% ..............................              27,520         0.987               27,153
    Separate Account Charges 2.25% ..............................                   -         0.990                    -
    Separate Account Charges 2.30% ..............................             374,315         0.985              368,834
    Separate Account Charges 2.40% ..............................              38,697         0.997               38,600
    Separate Account Charges 2.45% ..............................                   -         0.988                    -
    Separate Account Charges 2.50% ..............................              39,548         0.983               38,871
    Separate Account Charges 2.65% ..............................                   -         0.987                    -
    Separate Account Charges 2.60% ..............................               2,774         0.996                2,764
  Strategic Equity Portfolio
    Separate Account Charges 1.55% ..............................              68,469         1.334               91,305
    Separate Account Charges 1.70% ..............................              39,400         1.330               52,413
    Separate Account Charges 1.75% ..............................                   -         1.329                    -
    Separate Account Charges 1.90% ..............................              20,021         1.326               26,545
    Separate Account Charges 1.95% ..............................             129,321         1.325              171,302
    Separate Account Charges 2.05% ..............................                   -         1.100                    -
    Separate Account Charges 2.10% ..............................              68,643         1.321               90,706
    Separate Account Charges 2.15% ..............................                   -         1.320                    -
    Separate Account Charges 2.20% ..............................                   -         1.229                    -
    Separate Account Charges 2.25% ..............................                   -         1.101                    -
    Separate Account Charges 2.30% ..............................              12,146         1.317               15,996

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio (continued)
    Separate Account Charges 2.40% ..............................                   -      $  1.097         $          -
    Separate Account Charges 2.45% ..............................                   -         1.099                    -
    Separate Account Charges 2.50% ..............................                   -         1.313                    -
    Separate Account Charges 2.65% ..............................                   -         1.098                    -
    Separate Account Charges 2.60% ..............................                   -         1.096                    -

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................             594,871         1.458              867,350
    Separate Account Charges 1.70% ..............................             136,047         1.454              197,880
    Separate Account Charges 1.75% ..............................                   -         1.453                    -
    Separate Account Charges 1.90% ..............................              13,821         1.450               20,035
    Separate Account Charges 1.95% ..............................           1,422,858         1.448            2,060,733
    Separate Account Charges 2.05% ..............................              94,256         1.133              106,780
    Separate Account Charges 2.10% ..............................           1,089,664         1.445            1,574,332
    Separate Account Charges 2.15% ..............................                   -         1.443                    -
    Separate Account Charges 2.20% ..............................                   -         1.306                    -
    Separate Account Charges 2.25% ..............................                   -         1.135                    -
    Separate Account Charges 2.30% ..............................              80,157         1.440              115,422
    Separate Account Charges 2.40% ..............................                   -         1.131                    -
    Separate Account Charges 2.45% ..............................                   -         1.133                    -
    Separate Account Charges 2.50% ..............................                 854         1.435                1,226
    Separate Account Charges 2.65% ..............................                   -         1.132                    -
    Separate Account Charges 2.60% ..............................                   -         1.129                    -
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.55% ..............................              34,997         1.214               42,483
    Separate Account Charges 1.70% ..............................                   -         1.211                    -
    Separate Account Charges 1.75% ..............................                   -         1.210                    -
    Separate Account Charges 1.90% ..............................                   -         1.207                    -
    Separate Account Charges 1.95% ..............................              86,646         1.206              104,477
    Separate Account Charges 2.05% ..............................                   -         1.039                    -
    Separate Account Charges 2.10% ..............................               3,938         1.203                4,737
    Separate Account Charges 2.15% ..............................                   -         1.202                    -
    Separate Account Charges 2.20% ..............................                   -         1.140                    -
    Separate Account Charges 2.25% ..............................                   -         1.043                    -
    Separate Account Charges 2.30% ..............................                   -         1.199                    -
    Separate Account Charges 2.40% ..............................                   -         1.037                    -
    Separate Account Charges 2.45% ..............................                   -         1.042                    -
    Separate Account Charges 2.50% ..............................                   -         1.195                    -
    Separate Account Charges 2.65% ..............................                   -         1.040                    -
    Separate Account Charges 2.60% ..............................                   -         1.036                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.55% ..............................             619,711      $  1.406         $    871,246
    Separate Account Charges 1.70% ..............................             233,917         1.402              328,060
    Separate Account Charges 1.75% ..............................                   -         1.401                    -
    Separate Account Charges 1.90% ..............................              29,571         1.398               41,333
    Separate Account Charges 1.95% ..............................           2,101,242         1.396            2,934,341
    Separate Account Charges 2.05% ..............................             119,920         1.109              132,969
    Separate Account Charges 2.10% ..............................             793,503         1.393            1,105,426
    Separate Account Charges 2.15% ..............................                   -         1.392                    -
    Separate Account Charges 2.20% ..............................              18,589         1.308               24,320
    Separate Account Charges 2.25% ..............................               2,416         1.128                2,726
    Separate Account Charges 2.30% ..............................             120,583         1.388              167,421
    Separate Account Charges 2.40% ..............................              28,719         1.107               31,782
    Separate Account Charges 2.45% ..............................                   -         1.126                    -
    Separate Account Charges 2.50% ..............................              13,402         1.384               18,546
    Separate Account Charges 2.65% ..............................                   -         1.125                    -
    Separate Account Charges 2.60% ..............................                   -         1.105                    -

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.55% ..............................              60,121         1.182               71,070
    Separate Account Charges 1.70% ..............................               5,379         1.179                6,343
    Separate Account Charges 1.75% ..............................                   -         1.178                    -
    Separate Account Charges 1.90% ..............................               3,414         1.175                4,012
    Separate Account Charges 1.95% ..............................             209,768         1.174              246,313
    Separate Account Charges 2.05% ..............................               6,188         1.042                6,446
    Separate Account Charges 2.10% ..............................              90,277         1.171              105,747
    Separate Account Charges 2.15% ..............................                   -         1.170                    -
    Separate Account Charges 2.20% ..............................                   -         1.085                    -
    Separate Account Charges 2.25% ..............................                   -         1.032                    -
    Separate Account Charges 2.30% ..............................               7,492         1.167                8,746
    Separate Account Charges 2.40% ..............................                   -         1.040                    -
    Separate Account Charges 2.45% ..............................                   -         1.030                    -
    Separate Account Charges 2.50% ..............................               4,274         1.164                4,973
    Separate Account Charges 2.65% ..............................                   -         1.028                    -
    Separate Account Charges 2.60% ..............................                   -         1.038                    -

                                                                                       DECEMBER 31, 2004
                                                                         -----------------------------------------------

                                                                         ACCUMULATION        UNIT
                                                                             UNITS           VALUE           NET ASSETS
                                                                         ------------      --------         ------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.55% ..............................           1,199,255      $  1.732         $  2,077,004
    Separate Account Charges 1.70% ..............................             315,931         1.728              545,832
    Separate Account Charges 1.75% ..............................               2,121         1.726                3,661
    Separate Account Charges 1.90% ..............................              79,153         1.722              136,295
    Separate Account Charges 1.95% ..............................           1,959,111         1.720            3,370,348
    Separate Account Charges 2.05% ..............................              87,466         1.229              107,508
    Separate Account Charges 2.10% ..............................             736,377         1.716            1,263,737
    Separate Account Charges 2.15% ..............................              64,896         1.715              111,270
    Separate Account Charges 2.20% ..............................              65,385         1.545              101,047
    Separate Account Charges 2.25% ..............................                   -         1.199                    -
    Separate Account Charges 2.30% ..............................             101,252         1.710              173,183
    Separate Account Charges 2.40% ..............................              23,433         1.227               28,747
    Separate Account Charges 2.45% ..............................                   -         1.197                    -
    Separate Account Charges 2.50% ..............................             109,154         1.705              186,076
    Separate Account Charges 2.65% ..............................                   -         1.195                    -
    Separate Account Charges 2.60% ..............................                   -         1.225                    -
                                                                                                            ------------

Net Contract Owners' Equity .....................................                                           $372,984,283
                                                                                                            ============

6. STATEMENT OF INVESTMENTS                                                            FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (0.4%)
    Total (Cost $1,481,969)                                                       24,779  $  1,641,132  $  1,506,559  $     32,923
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (0.4%)
    Total (Cost $1,603,336)                                                      156,667     1,552,575     1,684,137        80,845
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (0.3%)
    Total (Cost $1,244,587)                                                       77,041     1,284,270     1,263,014        18,762
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (2.5%)
    Total (Cost $9,470,052)                                                    9,470,052     9,470,052    16,454,819     7,601,870
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (1.4%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $2,821,779)               134,824     3,033,533     2,843,193       109,286
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $1,413,850)                113,308     1,477,542     1,262,889        91,048
  AIM V.I. Utilities Fund (Cost $585,833)                                         43,388       677,284       529,114        10,240
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,821,462)                                                      291,520     5,188,359     4,635,196       210,574
                                                                            ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $1,441,579)                                                       67,955     1,570,446     1,344,526        69,770
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (11.1%)
  Global Growth Fund - Class 2 Shares (Cost $5,527,766)                          350,458     6,038,383     5,431,634        62,748
  Growth Fund - Class 2 Shares (Cost $17,445,770)                                372,028    19,010,640    17,022,974        31,754
  Growth-Income Fund - Class 2 Shares (Cost $15,402,989)                         445,919    16,338,475    15,151,403       101,474
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $38,376,525)                                                   1,168,405    41,387,498    37,606,011       195,976
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.4%)
  Credit Suisse Trust Emerging Markets Portfolio (Cost $808,365)                  71,644       948,563       776,719        47,793
  Credit Suisse Trust Global Post-Venture Capital Portfolio (Cost $366,872)       37,399       417,000       507,575       151,679
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,175,237)                                                      109,043     1,365,563     1,284,294       199,472
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (1.6%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $5,138,669)                                                      305,469     5,828,342     5,010,073        29,465
                                                                            ------------  ------------  ------------  ------------

DREYFUS INVESTMENT PORTFOLIO (0.8%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $2,816,187)                                                      175,393     3,081,649     2,679,428       120,899
                                                                            ------------  ------------  ------------  ------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.0%)
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Total (Cost $70,024)                                                           3,066        76,841        67,170        68,971
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (1.3%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $1,006,398)           29,475     1,048,118       889,231        13,842
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $3,676,072)                                                             95,727     3,977,455     3,658,437       100,638
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,682,470)                                                      125,202     5,025,573     4,547,668       114,480
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.4%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $5,678,476)                                                            343,983  $  6,023,145  $  5,756,955  $    155,185
  Franklin Small Cap Fund - Class 2 Shares (Cost $2,366,185)                     131,985     2,564,475     2,229,248        17,818
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,096,264)               135,620     2,256,711     2,010,390        40,782
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $2,691,133)                                                            360,818     3,128,289     2,712,172        37,574
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $4,749,697)           365,061     5,238,629     4,551,136        46,701
  Templeton Growth Securities Fund - Class 2 Shares (Cost $4,298,036)            367,059     4,709,370     4,186,015        34,164
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $21,879,791)                                                   1,704,526    23,920,619    21,445,916       332,224
                                                                            ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (3.8%)
  Equity Index Portfolio - Class II Shares (Cost $6,286,388)                     227,716     6,722,164     6,230,896       218,820
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $2,767,847)                                                            140,118     2,974,707     2,782,133       165,147
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $3,054,335)                                                            154,740     3,257,287     2,991,137       111,222
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $1,070,127)                                                            230,933     1,133,881     1,011,873         8,131
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $13,178,697)                                                     753,507    14,088,039    13,016,039       503,320
                                                                            ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (0.3%)
  Balanced Portfolio - Service Shares (Cost $291,079)                             12,282       310,009       244,850         3,750
  Global Life Sciences Portfolio - Service Shares (Cost $197,797)                 26,609       209,413       186,397         4,828
  Global Technology Portfolio - Service Shares (Cost $357,586)                   107,363       381,138       357,616        11,404
  Worldwide Growth Portfolio - Service Shares (Cost $126,953)                      5,102       135,813        95,301         1,977
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $973,415)                                                        151,356     1,036,373       884,164        21,959
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.6%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,941,431)                                                      127,855     2,160,748     1,918,746        51,132
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (2.4%)
  Growth and Income Portfolio (Cost $4,044,787)                                  159,456     4,334,007     3,930,285        85,093
  Mid-Cap Value Portfolio (Cost $4,302,662)                                      226,096     4,700,544     4,206,286        34,931
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,347,449)                                                      385,552     9,034,551     8,136,571       120,024
                                                                            ------------  ------------  ------------  ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.8%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,312,837)        115,490     1,337,374     1,313,556           740
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $2,074,759)      195,668     1,761,012     2,085,320        10,878
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $3,387,596)                                                      311,158     3,098,386     3,398,876        11,618
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.2%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $2,447,936)                                                             70,659     2,595,301     2,284,971        18,166
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $3,493,371)       135,596     3,977,028     3,371,099        47,212
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $1,441,567)              74,394     1,539,949     1,447,721         6,388
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $7,382,874)                                                      280,649     8,112,278     7,103,791        71,766
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (3.6%)
  Real Return Portfolio - Administrative Class (Cost $4,626,012)                 361,185     4,666,506     4,424,138       149,248
    Total Return Portfolio - Administrative Class (Cost $8,877,980)              846,280     8,894,404     8,247,449        24,130
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $13,503,992)                                                   1,207,465    13,560,910    12,671,587       173,378
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
PIONEER VARIABLE CONTRACTS TRUST (14.0%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $3,742,082)       368,606  $  3,730,294  $  3,897,179  $    249,317
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $2,577,000)             182,899     2,630,092     3,075,393       606,290
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    (Cost $2,357,779)                                                            134,174     2,727,756     2,309,439        26,759
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $3,872,312)        200,189     4,139,907     3,811,179        55,537
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $287,668)                  31,239       326,140       270,614         4,428
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $4,224,680)                 224,202     4,598,376     4,084,824       248,786
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $873,211)           74,746       961,981       823,950        36,615
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $7,524,340)           658,632     7,686,240     7,964,397       782,596
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $674,845)                                                               63,553       752,464       721,688        67,902
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $3,713,919)        168,240     4,111,789     3,990,618       544,049
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $1,483,134)                                                            143,300     1,589,196     1,488,579         5,461
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    (Cost $448,128)                                                               46,819       474,747       450,014         1,930
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $805,937)                                                               78,162       849,620     1,075,608       257,625
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $2,741,392)                                                            129,291     3,136,597     2,699,541        77,807
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $2,062,532)      154,801     2,314,271     1,882,085        57,914
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $297,225)           25,431       326,790       317,194        38,197
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $7,965,823)                                                            730,587     8,226,407     7,847,478       464,431
  Pioneer Value VCT Portfolio - Class II Shares (Cost $3,070,997)                247,803     3,320,556     3,007,459        23,918
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $48,723,004)                                                   3,662,674    51,903,223    49,717,239     3,549,562
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (1.8%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $423,177)           32,757       481,861       357,451        22,898
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $5,498,159)             270,244     6,158,867     5,379,453        36,529
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,921,336)                                                      303,001     6,640,728     5,736,904        59,427
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.7%)
  All Cap Fund - Class I (Cost $2,458,448)                                       157,123     2,644,380     2,263,907        31,565
  Investors Fund - Class I (Cost $1,648,902)                                     126,227     1,743,194     1,605,415        21,577
  Large Cap Growth Fund - Class I (Cost $1,648,947)                              147,104     1,722,589     1,564,545        43,672
  Small Cap Growth Fund - Class I (Cost $2,181,487)                              178,978     2,521,803     1,970,960        32,225
  Total Return Fund - Class II (Cost $1,310,169)                                 116,824     1,332,960     1,268,415        47,610
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $9,247,953)                                                      726,256     9,964,926     8,673,242       176,649
                                                                            ------------  ------------  ------------  ------------

SCUDDER INVESTMENTS VIT FUNDS (0.8%)
  Scudder Real Estate Securities Portfolio - Class B
    Total (Cost $2,592,983)                                                      190,343     3,104,497     2,505,778       167,517
                                                                            ------------  ------------  ------------  ------------

SCUDDER VARIABLE SERIES I (2.4%)
  21st Century Growth Portfolio - Class B (Cost $326,575)                         67,608       352,911       326,517        60,695
  Capital Growth Portfolio - Class B (Cost $878,489)                              59,579       928,842       815,064         9,415
  Global Discovery Portfolio - Class B (Cost $1,031,970)                          97,100     1,225,403     1,184,760       232,850
  Growth and Income Portfolio - Class B (Cost $2,856,770)                        330,014     3,052,628     2,911,929       159,995
  Health Sciences Portfolio - Class B (Cost $1,367,952)                          123,974     1,476,533     1,307,812        45,639
  International Portfolio - Class B (Cost $1,564,660)                            188,624     1,788,152     1,571,516        63,645
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,026,416)                                                      866,899     8,824,469     8,117,598       572,239
                                                                            ------------  ------------  ------------  ------------

SCUDDER VARIABLE SERIES II (19.1%)
  Scudder Aggressive Growth Portfolio - Class B (Cost $458,018)                   49,800       486,051       443,823         5,093
  Scudder Blue Chip Portfolio - Class B (Cost $2,741,350)                        221,036     3,006,088     2,734,240       116,543
  Scudder Conservative Income Strategy Portfolio - Class B (Cost $901,117)        87,181       914,533       912,651        11,728
  Scudder Fixed Income Portfolio - Class B (Cost $5,029,881)                     428,513     5,159,298     5,105,571       263,852
  Scudder Global Blue Chip Portfolio - Class B (Cost $1,354,955)                 130,012     1,531,539     1,277,489        45,387
  Scudder Growth & Income Strategy Portfolio (Cost $4,215,004)                   405,739     4,398,214     4,225,999        11,331

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF      PROCEEDS
                                                                               SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ------------  ------------  ------------  ------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Growth Portfolio - Class B (Cost $1,236,529)                            66,940     1,292,620     1,194,999        29,254
  Scudder Growth Strategy Portfolio - Class B (Cost $4,630,359)                  439,857     4,851,623     4,677,964        49,799
  Scudder High Income Portfolio - Class B (Cost $3,078,598)                      373,316     3,273,980     3,013,520       124,872
  Scudder Income & Growth Strategy Portfolio - Class B (Cost $2,358,302)         228,071     2,431,235     2,375,482        17,585
  Scudder International Select Equity Portfolio - Class B (Cost $1,934,746)      184,532     2,192,239     1,971,981       110,634
  Scudder Mercury Large Cap Core Portfolio - Class B (Cost $57,632)                5,547        57,632        57,632            --
  Scudder Money Market Portfolio - Class B (Cost $2,309,217)                   2,309,217     2,309,217     6,794,776     4,773,137
  Scudder Small Cap Growth Portfolio - Class B (Cost $1,074,426)                  94,923     1,184,640     1,014,073        35,741
  Scudder Strategic Income Portfolio - Class B (Cost $2,422,187)                 213,903     2,605,336     2,208,037        41,955
  Scudder Technology Growth Portfolio - Class B (Cost $928,493)                  109,282       975,891       953,496       146,081
  Scudder Templeton Foreign Value Portfolio - Class B (Cost $101,953)              9,831       103,820       102,000            47
  Scudder Total Return Portfolio - Class B (Cost $2,509,780)                     117,389     2,622,464     2,688,774       216,755
  SVS Davis Venture Value Portfolio - Class B (Cost $4,792,209)                  451,964     5,179,508     4,663,257        72,861
  SVS Dreman Financial Services Portfolio - Class B (Cost $1,392,146)            110,507     1,499,586     1,332,425        13,454
  SVS Dreman High Return Equity Portfolio - Class B (Cost $5,340,633)            462,439     5,840,609     5,290,657       146,387
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $3,316,678)               189,787     3,799,537     3,204,741       130,251
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $1,198,324)       146,317     1,275,886     1,147,496        57,364
  SVS Focus Value & Growth Portfolio - Class B (Cost $510,015)                    40,704       568,631       474,394         8,955
  Scudder Government & Agency Securities Portfolio - Class B
    (Cost $1,216,047)                                                             98,655     1,234,171     1,166,730       130,133
  Scudder Large Cap Value Portfolio - Class B (Cost $2,114,719)                  145,282     2,291,095     2,118,658       137,100
  SVS Index 500 Portfolio - Class B (Cost $3,325,922)                            398,690     3,624,092     3,194,637       104,654
  SVS INVESCO Dynamic Growth Portfolio - Class B (Cost $113,798)                  14,153       129,500        84,446       109,386
  SVS Janus Growth And Income Portfolio - Class B (Cost $1,228,232)              140,792     1,382,582     1,265,496       255,076
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $274,340)              40,150       309,958       279,963        12,526
  SVS MFS Strategic Value Portfolio - Class B (Cost $1,801,648)                  169,197     2,026,978     2,008,191       300,434
  SVS Oak Strategic Equity Portfolio - Class B (Cost $893,518)                   138,651       955,307       806,382        38,222
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $1,315,303)                148,397     1,451,325     1,274,951        62,920
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $66,176,079)                                                   8,170,774    70,965,185    70,064,931     7,579,517
                                                                            ------------  ------------  ------------  ------------

THE ALGER AMERICAN FUND (1.0%)
  Alger American Balanced Portfolio - Class S Shares (Cost $2,843,276)           219,425     3,008,323     2,769,657       218,716
  Alger American Leveraged AllCap Portfolio - Class S Shares
    (Cost $542,896)                                                               19,760       596,156       583,855       122,901
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $3,386,172)                                                      239,185     3,604,479     3,353,512       341,617
                                                                            ------------  ------------  ------------  ------------

THE TRAVELERS SERIES TRUST (7.6%)
  Convertible Securities Portfolio (Cost $2,145,248)                             177,312     2,189,798     1,933,229        57,801
  Disciplined Mid Cap Stock Portfolio (Cost $2,487,857)                          136,830     2,703,763     2,398,185        11,400
  Equity Income Portfolio (Cost $4,367,383)                                      264,251     4,537,196     4,286,944        53,716
  Federated High Yield Portfolio (Cost $2,976,027)                               338,146     2,914,820     2,721,123       107,309
  Federated Stock Portfolio (Cost $437,997)                                       28,349       469,455       473,137        69,863
  Large Cap Portfolio (Cost $1,204,816)                                           91,506     1,274,679     1,228,799        33,048
  Lazard International Stock Portfolio (Cost $1,470,106)                         138,098     1,577,082     1,429,293        23,178
  Merrill Lynch Large Cap Core Portfolio (Cost $1,274,972)                       148,687     1,345,622     1,243,622         4,487
  MFS Emerging Growth Portfolio (Cost $1,081,120)                                112,806     1,188,979     1,068,195        35,706
  MFS Mid Cap Growth Portfolio (Cost $1,545,248)                                 213,908     1,679,176     1,486,957        84,020
  MFS Value Portfolio (Cost $1,432,474)                                          121,355     1,495,099     1,488,048        57,491
  Pioneer Fund Portfolio (Cost $348,831)                                          31,098       374,110       371,729        36,984
  Social Awareness Stock Portfolio (Cost $253,903)                                11,459       278,459       255,070         1,204
  Travelers Quality Bond Portfolio (Cost $4,900,584)                             431,355     4,757,849     4,639,252        55,548
  U.S. Government Securities Portfolio (Cost $1,687,647)                         128,672     1,640,568     1,698,870        11,368
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $27,614,213)                                                   2,373,832    28,426,655    26,722,453       643,123
                                                                            ------------  ------------  ------------  ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET      COST OF       PROCEEDS
                                                                               SHARES         VALUE      PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
TRAVELERS SERIES FUND INC. (4.7%)
  AIM Capital Appreciation Portfolio (Cost $1,097,686)                           110,243  $  1,179,598  $  1,053,140  $      6,122
  MFS Total Return Portfolio (Cost $12,112,031)                                  719,836    12,337,991    11,708,436       137,574
  Pioneer Strategic Income Portfolio (Cost $2,332,485)                           241,305     2,263,437     2,360,624        28,662
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,526,751)         151,349     1,515,006     2,594,097     1,095,307
  Strategic Equity Portfolio (Cost $427,290)                                      25,557       448,267       463,662        95,721
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $17,496,243)                                                   1,248,290    17,744,299    18,179,959     1,363,386
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (1.4%)
  Comstock Portfolio - Class II Shares (Cost $4,540,445)                         361,122     4,943,758     4,313,401        44,093
  Enterprise Portfolio - Class II Shares (Cost $140,144)                          11,154       151,697       120,240         3,380
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,680,589)                                                      372,276     5,095,455     4,433,641        47,473
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.5%)
  Contrafund(R) Portfolio - Service ClaSs 2
    Total (Cost $5,197,774)                                                      214,731     5,658,170     5,148,549        66,201
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (2.3%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $421,040)        63,805       453,650       301,598         3,450
  Mid Cap Portfolio - Service Class 2 (Cost $6,998,666)                          271,242     8,104,708     6,888,442        69,842
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $7,419,706)                                                      335,047     8,558,358     7,190,040        73,292
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $349,399,810)                                                                     $372,974,648  $356,502,431  $ 24,669,431
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
CAPITAL APPRECIATION FUND                     2004      1,172  1.169 - 1.432      1,641           -     1.55 - 2.50     1.88 - 20.49
                                              2003          7          1.217          8        0.05            1.55             9.54

HIGH YIELD BOND TRUST                         2004      1,461  1.056 - 1.078      1,553       16.46     1.55 - 2.50      0.09 - 7.16

MANAGED ASSETS TRUST                          2004      1,213  1.056 - 1.073      1,284        4.94     1.55 - 2.30      3.07 - 7.98

MONEY MARKET PORTFOLIO                        2004      9,637  0.973 - 0.996      9,478        1.26     1.55 - 2.60    (1.52) - 0.00
                                              2003        623  0.988 - 0.994        617        0.26     1.55 - 2.50    (0.70) - 0.00
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -
    Series II                                 2004      2,380  1.053 - 1.283      3,034           -     1.55 - 2.60   (0.17) - 12.70
                                              2003         76  1.221 - 1.225         93           -     1.55 - 2.10    (0.16) - 8.99

  AIM V.I. Mid Cap Core Equity Fund -
    Series II                                 2004      1,071  1.067 - 1.391      1,478        0.05     1.55 - 2.50     0.40 - 11.82
                                              2003        204  1.240 - 1.244        253           -     1.55 - 2.10     2.73 - 10.78

  AIM V.I. Utilities Fund                     2004        525  1.201 - 1.300        677        1.03     1.55 - 2.45    15.48 - 21.44
                                              2003         67  1.064 - 1.068         71        1.93     1.70 - 2.30     6.29 - 12.00
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2004      1,292  1.058 - 1.223      1,570           -     1.55 - 2.50      4.24 - 9.03
                                              2003        154  1.139 - 1.146        176           -     1.55 - 2.50     2.24 - 10.14
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004      4,145  1.112 - 1.475      6,038        0.21     1.55 - 2.60     7.00 - 15.54
                                              2003        126  1.313 - 1.320        166        0.01     1.55 - 2.30     5.55 - 20.27

  Growth Fund - Class 2 Shares                2004     13,782  1.084 - 1.395     19,011        0.39     1.55 - 2.60     7.86 - 17.62
                                              2003        379  1.251 - 1.259        476        0.33     1.55 - 2.50     3.55 - 14.08

  Growth-Income Fund - Class 2 Shares         2004     12,151  1.063 - 1.366     16,338        2.20     1.55 - 2.60     3.46 - 11.03
                                              2003        296  1.249 - 1.257        371        2.55     1.55 - 2.50     6.26 - 15.31
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                                 2004        614  1.163 - 1.626        949        0.39     1.55 - 2.50    11.80 - 23.60
                                              2003         61  1.318 - 1.321         80           -     1.70 - 2.10      4.27 - 7.05

  Credit Suisse Trust Global Post-Venture
    Capital Portfolio                         2004        295  1.131 - 1.442        417           -     1.55 - 2.45     0.99 - 18.31
                                              2003         11  1.237 - 1.240         13           -     1.70 - 2.10    (0.16) - 6.26
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard         2004      3,638  1.202 - 1.635      5,828        0.37     1.55 - 2.60     8.39 - 29.35
    Class                                     2003        133  1.260 - 1.264        168           -     1.55 - 2.10     3.95 - 14.12
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                            2004      2,376  1.114 - 1.321      3,082        0.38     1.55 - 2.65     4.18 - 19.40
                                              2003        224  1.168 - 1.173        263        0.32     1.70 - 2.50     1.30 - 14.47
DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc.- Service Shares                2004         66  1.167 - 1.174         77        0.12     1.70 - 2.10      2.01 - 4.17
                                              2003         64  1.125 - 1.127         72           -     1.70 - 1.95      2.83 - 6.12

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                            2004        874  1.022 - 1.212      1,048        3.31     1.55 - 2.50      2.02 - 5.46
                                              2003        123  1.167 - 1.170        144        1.57     1.70 - 2.15     4.93 - 10.30

  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                2004      2,867  1.093 - 1.408      3,977        0.44     1.55 - 2.50     7.85 - 16.61
                                              2003         98  1.276 - 1.285        125        0.04     1.55 - 2.50   (0.47) - 14.12
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                     2004      4,561  1.074 - 1.329      6,023        0.26     1.55 - 2.50     0.40 - 12.39
                                              2003         68  1.211 - 1.216         82           -     1.55 - 2.10     1.68 - 13.22

  Franklin Small Cap Fund - Class 2 Shares    2004      1,763  1.083 - 1.465      2,564           -     1.55 - 2.60     3.04 - 14.35
                                              2003        121  1.330 - 1.335        161           -     1.55 - 2.10    (0.82) - 6.12

  Mutual Shares Securities Fund - Class 2
    Shares                                    2004      1,703  1.099 - 1.339      2,257        0.39     1.55 - 2.60     3.27 - 10.94
                                              2003        111  1.201 - 1.207        133           -     1.55 - 2.30     5.17 - 11.58

  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004      1,742  1.261 - 1.816      3,128        1.52     1.55 - 2.50     5.88 - 28.51
                                              2003         12  1.474 - 1.479         17           -     1.55 - 2.10     5.57 - 21.63

  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004      3,390  1.153 - 1.562      5,239        0.57     1.55 - 2.60     4.34 - 16.82
                                              2003        195  1.333 - 1.338        260           -     1.55 - 2.10      6.28 - 9.80

  Templeton Growth Securities Fund -
    Class 2 Shares                            2004      3,152  1.119 - 1.517      4,709        0.88     1.55 - 2.50     2.66 - 14.23
                                              2003        118  1.319 - 1.328        156           -     1.55 - 2.50     4.92 - 16.29
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II Shares    2004      5,183  1.072 - 1.316      6,722        3.15     1.55 - 2.50     5.08 - 10.47
                                              2003        239  1.208 - 1.212        290        1.73     1.55 - 2.10     5.49 - 14.81

  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares              2004      2,209  1.056 - 1.368      2,975           -     1.55 - 2.50   (1.53) - 13.30
                                              2003        122  1.265 - 1.274        155           -     1.55 - 2.50     4.20 - 13.14

  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares             2004      2,435  1.051 - 1.346      3,257           -     1.55 - 2.60   (0.89) - 10.69
                                              2003        146  1.252 - 1.257        184           -     1.55 - 2.10    (0.08) - 7.45

  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares              2004        878  1.065 - 1.311      1,134        2.13     1.55 - 2.40      2.36 - 8.77
                                              2003         57  1.225 - 1.229         70        0.55     1.55 - 1.95      5.06 - 7.24
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2004        268  1.153 - 1.167        310        3.13     1.55 - 2.30      5.52 - 6.99
                                              2003         48  1.090 - 1.092         53        1.42     1.90 - 2.15      4.41 - 7.27

  Global Life Sciences Portfolio -
    Service Shares                            2004        157  1.324 - 1.340        209           -     1.55 - 2.30     1.07 - 12.42
                                              2003         15  1.189 - 1.192         18           -     1.55 - 1.95      7.02 - 8.96

  Global Technology Portfolio - Service
    Shares                                    2004        279  1.217 - 1.373        381           -     1.55 - 2.30    (1.37) - 3.49
                                              2003          9  1.382 - 1.386         12           -     1.55 - 1.95    (0.86) - 9.05

  Worldwide Growth Portfolio - Service
    Shares                                    2004        106  1.279 - 1.290        136        1.18     1.55 - 2.10    (4.19) - 2.87
                                              2003         30  1.250 - 1.254         38        0.25     1.55 - 1.95    11.76 - 13.53
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004      1,449  1.128 - 1.509      2,161           -     1.55 - 2.50     2.07 - 16.21
                                              2003         58  1.330 - 1.334         78           -     1.55 - 2.10     4.88 - 15.84

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2004      3,180  1.099 - 1.379      4,334        2.24     1.55 - 2.50     2.01 - 14.21
                                              2003        169  1.239 - 1.243        210        1.69     1.55 - 2.10     4.98 - 12.93

  Mid-Cap Value Portfolio                     2004      3,089  1.160 - 1.537      4,701        0.80     1.55 - 2.50     3.66 - 21.96
                                              2003        108  1.252 - 1.257        136        2.19     1.70 - 2.30     7.90 - 16.90
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                          2004      1,109  1.119 - 1.213      1,337       15.47     1.55 - 2.50     1.77 - 15.09

  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                          2004      1,462  1.119 - 1.211      1,761           -     1.55 - 2.50     5.74 - 15.45
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                  2004      2,015  1.200 - 1.294      2,595        0.07     1.55 - 2.50    (0.25) - 8.40
                                              2003        151  1.229 - 1.233        186           -     1.55 - 2.10      2.93 - 6.57

  Oppenheimer Global Securities Fund/VA
    - Service Shares                          2004      2,418  1.169 - 1.654      3,977        0.35     1.55 - 2.50     0.20 - 19.32
                                              2003        127  1.408 - 1.413        179           -     1.55 - 2.10     3.37 - 23.10

  Oppenheimer Main Street Fund/VA -
    Service Shares                            2004      1,460  1.048 - 1.064      1,540           -     1.55 - 2.20     5.72 - 10.90
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio
    - Administrative Class                    2004      4,188  1.020 - 1.122      4,667        1.18     1.55 - 2.60      1.23 - 7.47
                                              2003        331  1.043 - 1.047        346        0.38     1.55 - 2.10    (1.23) - 2.45

  Total Return Portfolio
    - Administrative Class                    2004      8,552  1.011 - 1.046      8,894        1.99     1.55 - 2.60      0.10 - 3.26
                                              2003        649  1.007 - 1.013        656        1.33     1.55 - 2.50    (1.37) - 3.58
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                           2004      3,712  0.990 - 1.034      3,730        4.63     1.55 - 2.50    (1.19) - 3.07
                                              2003         95  0.993 - 0.995         94        0.66     1.55 - 1.95    (0.10) - 1.22

  Pioneer Balanced VCT Portfolio - Class
    II Shares                                 2004      2,314  1.125 - 1.143      2,630        3.12     1.55 - 2.50    (0.09) - 4.49
                                              2003         97  1.106 - 1.110        108        2.15     1.55 - 2.10      1.46 - 3.85

  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                         2004      1,557  1.294 - 1.764      2,728        0.56     1.55 - 2.60     0.00 - 28.02
                                              2003         55  1.505 - 1.510         82           -     1.55 - 2.10     1.28 - 18.69

  Pioneer Equity Income VCT Portfolio -
    Class II Shares                           2004      3,021  1.127 - 1.377      4,140        3.12     1.55 - 2.50     2.36 - 14.27
                                              2003        101  1.201 - 1.205        121        0.92     1.55 - 2.10     4.43 - 10.56

  Pioneer Europe VCT Portfolio - Class II
    Shares                                    2004        220  1.470 - 1.493        326        0.44     1.55 - 2.50    14.79 - 20.18
                                              2003         19  1.278 - 1.282         24           -     1.70 - 2.10    12.36 - 16.29

  Pioneer Fund VCT Portfolio - Class II
    Shares                                    2004      3,497  1.089 - 1.324      4,598        1.17     1.55 - 2.60     0.74 - 13.11
                                              2003        336  1.208 - 1.213        407        0.74     1.55 - 2.10     0.25 - 12.86

  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                           2004        799  1.189 - 1.208        962           -     1.55 - 2.50     4.18 - 10.55
                                              2003         77  1.149 - 1.154         88           -     1.55 - 2.10      0.17 - 2.58

  Pioneer High Yield VCT Portfolio -
    Class II Shares                           2004      6,312  1.087 - 1.223      7,686        5.01     1.55 - 2.50      1.21 - 6.93
                                              2003        332  1.148 - 1.152        382        2.37     1.55 - 2.10      1.68 - 9.09

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer International Value VCT
    Portfolio - Class II Shares               2004        504  1.480 - 1.504        752        0.32     1.55 - 2.50    12.62 - 16.59
                                              2003         16  1.286 - 1.290         21           -     1.55 - 1.95    12.41 - 12.76

  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                           2004      2,609  1.143 - 1.587      4,112        0.17     1.55 - 2.50     0.78 - 19.86
                                              2003        205  1.317 - 1.324        271           -     1.55 - 2.30     7.24 - 11.20

  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares               2004      1,455  1.070 - 1.095      1,589           -     1.55 - 2.50   (0.09) - 11.01

  Pioneer Papp America-Pacific Rim Fund
    VCT - Class II Shares                     2004        476  0.994 - 1.002        475           -     1.55 - 2.50    (0.30) - 8.82

  Pioneer Papp Small & Mid Cap Growth
    VCT Portfolio - Class II Shares           2004        794  1.010 - 1.074        850           -     1.55 - 2.40    (1.11) - 5.29

  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares               2004      1,875  1.310 - 1.681      3,137        4.29     1.55 - 2.30     4.13 - 41.52
                                              2003         99  1.256 - 1.261        125        2.94     1.55 - 2.10   (0.16) - 15.69

  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                         2004      1,455  1.156 - 1.599      2,314           -     1.55 - 2.50     3.96 - 19.94
                                              2003        182  1.348 - 1.355        247           -     1.55 - 2.30     8.00 - 10.49

  Pioneer Small Company VCT Portfolio -
    Class II Shares                           2004        229  1.415 - 1.433        327           -     1.55 - 2.30     4.75 - 14.79
                                              2003         16  1.281 - 1.284         21           -     1.70 - 2.10     0.00 - 12.04

  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                         2004      7,013  1.097 - 1.179      8,226        5.63     1.55 - 2.60      0.18 - 8.26
                                              2003        552  1.085 - 1.089        601        2.51     1.55 - 2.10      0.18 - 6.06

  Pioneer Value VCT Portfolio - Class II
    Shares                                    2004      2,559  1.085 - 1.307      3,321        0.04     1.55 - 2.60     0.46 - 11.26
                                              2003         76  1.187 - 1.192         91        0.03     1.55 - 2.10      3.56 - 8.09
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                           2004        327  1.462 - 1.480        482        1.46     1.55 - 2.30    13.60 - 14.37
                                              2003         73  1.287 - 1.294         95           -     1.55 - 2.30     7.92 - 13.76

  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004      3,522  1.180 - 1.777      6,159        0.06     1.55 - 2.50     3.02 - 25.92
                                              2003        119  1.423 - 1.430        169           -     1.55 - 2.30     4.84 - 27.62
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                      2004      1,925  1.059 - 1.398      2,644        1.09     1.55 - 2.50     5.68 - 13.60
                                              2003        186  1.302 - 1.311        244        0.54     1.55 - 2.50     7.83 - 16.37

  Investors Fund - Class I                    2004      1,277  1.081 - 1.385      1,743        3.68     1.55 - 2.50      7.66 - 9.86
                                              2003         55  1.266 - 1.274         70        2.35     1.55 - 2.50     5.64 - 13.55

  Large Cap Growth Fund - Class I             2004      1,359  0.992 - 1.295      1,723        0.39     1.55 - 2.50   (4.19) - 13.94
                                              2003        106  1.303 - 1.308        139           -     1.55 - 2.10     3.66 - 14.44

  Small Cap Growth Fund - Class I             2004      1,599  1.166 - 1.621      2,522           -     1.55 - 2.50     1.39 - 25.00
                                              2003        192  1.425 - 1.430        274           -     1.55 - 2.10     3.63 - 21.29

  Total Return Fund - Class II                2004      1,125  1.117 - 1.191      1,333        4.47     1.55 - 2.50      0.09 - 6.82
                                              2003         80  1.112 - 1.115         89        0.77     1.55 - 1.95      3.15 - 8.58
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                       2004      2,085  1.211 - 1.501      3,104        0.29     1.55 - 2.50     1.92 - 35.53
                                              2003        217  1.163 - 1.165        252           -     1.70 - 2.10     9.91 - 13.67

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
SCUDDER VARIABLE SERIES I
  21st Century Growth Portfolio - Class B     2004        290  1.067 - 1.231        353           -     1.55 - 2.45     1.67 - 10.93
                                              2003         55  1.127 - 1.128         62           -     1.95 - 2.10    (0.62) - 0.71

  Capital Growth Portfolio - Class B          2004        792  1.055 - 1.184        929        0.08     1.55 - 2.45      3.27 - 5.73
                                              2003         66  1.114 - 1.117         74           -     1.70 - 2.10     2.76 - 10.19

  Global Discovery Portfolio - Class B        2004        826  1.195 - 1.523      1,225           -     1.55 - 2.50     2.72 - 20.75
                                              2003         63  1.252 - 1.253         79           -     1.95 - 2.10     7.19 - 11.79

  Growth and Income Portfolio - Class B       2004      2,537  1.080 - 1.222      3,053        0.16     1.55 - 2.50     1.60 - 10.43
                                              2003        102  1.127 - 1.129        115           -     1.70 - 2.10      4.83 - 9.41

  Health Sciences Portfolio - Class B         2004      1,239  1.037 - 1.210      1,477           -     1.55 - 2.65    (1.95) - 7.57
                                              2003        101  1.122 - 1.123        113           -     1.95 - 2.10      7.06 - 7.57

  International Portfolio - Class B           2004      1,332  1.137 - 1.359      1,788        0.37     1.55 - 2.50     3.22 - 15.28
                                              2003         53  1.184 - 1.185         62           -     1.90 - 2.10     9.33 - 15.61
SCUDDER VARIABLE SERIES II
  Scudder Aggressive Growth Portfolio -
    Class B                                   2004        413  1.044 - 1.191        486           -     1.55 - 2.45     0.94 - 16.70
                                              2003         17          1.164         19           -            2.10           (0.26)

  Scudder Blue Chip Portfolio - Class B       2004      2,316  1.109 - 1.318      3,006        0.04     1.55 - 2.65     1.56 - 14.41
                                              2003        113  1.155 - 1.156        131           -     1.90 - 2.10     5.19 - 15.48

  Scudder Conservative Income Strategy
    Portfolio - Class B                       2004        878  1.039 - 1.043        915           -     1.55 - 2.45      0.58 - 3.07

  Scudder Fixed Income Portfolio - Class B    2004      5,115  0.993 - 1.015      5,159        0.48     1.55 - 2.65      0.20 - 3.86
                                              2003        189  0.986 - 0.990        186           -     1.70 - 2.30      1.12 - 3.02

  Scudder Global Blue Chip Portfolio -
    Class B                                   2004      1,176  1.123 - 1.332      1,532        0.44     1.55 - 2.50     2.72 - 18.68
                                              2003        109  1.179 - 1.180        128           -     1.95 - 2.10      7.08 - 8.16

  Scudder Growth & Income Strategy
    Portfolio - Class B                       2004      4,088  1.075 - 1.078      4,398           -     1.55 - 2.30      1.42 - 6.22

  Scudder Growth Portfolio - Class B          2004      1,139  1.040 - 1.146      1,293           -     1.55 - 2.65     1.34 - 11.11
                                              2003         65  1.107 - 1.110         72           -     1.70 - 2.10     2.12 - 10.14

  Scudder Growth Strategy Portfolio -
    Class B                                   2004      4,429  1.094 - 1.097      4,852           -     1.55 - 2.30      0.64 - 7.78

  Scudder High Income Portfolio - Class B     2004      2,742  1.082 - 1.207      3,274        1.96     1.55 - 2.65     1.01 - 10.25
                                              2003        186  1.088 - 1.093        202           -     1.70 - 2.50     4.50 - 10.86

  Scudder Income & Growth Strategy
    Portfolio - Class B                       2004      2,298  1.056 - 1.060      2,431           -     1.55 - 2.45      1.54 - 4.75

  Scudder International Select Equity
    Portfolio - Class B                       2004      1,580  1.150 - 1.407      2,192        0.11     1.55 - 2.50     2.88 - 22.00
                                              2003         68  1.206 - 1.210         82           -     1.95 - 2.50     6.35 - 20.40

  Scudder Mercury Large Cap Core
    Portfolio - Class B                       2004         56          1.037         58           -     1.70 - 1.90                -

  Scudder Money Market Portfolio - Class B    2004      2,361  0.971 - 0.987      2,311        0.61     1.55 - 2.30  (1.52) - (0.40)
                                              2003        290  0.989 - 0.992        288        0.10     1.55 - 2.10  (0.50) - (0.20)

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Small Cap Growth Portfolio -
    Class B                                   2004        970  1.064 - 1.235      1,185           -     1.55 - 2.65     0.49 - 22.16
                                              2003         87  1.132 - 1.133         98           -     1.90 - 2.10      0.27 - 8.21

  Scudder Strategic Income Portfolio -
    Class B                                   2004      2,492  1.037 - 1.058      2,605           -     1.55 - 2.65     1.65 - 10.64
                                              2003        268  0.983 - 0.985        263           -     1.95 - 2.30      2.50 - 3.69

  Scudder Technology Growth Portfolio -
    Class B                                   2004        818  1.043 - 1.217        976           -     1.55 - 2.65   (0.66) - 13.62
                                              2003        114  1.215 - 1.217        139           -     1.70 - 2.10     3.58 - 15.48

  Scudder Templeton Foreign Value
    Portfolio - Class B                       2004         99  1.053 - 1.054        104           -     1.70 - 2.30      0.00 - 5.40

  Scudder Total Return Portfolio - Class B    2004      2,374  1.032 - 1.116      2,622        0.47     1.55 - 2.50      2.23 - 5.55
                                              2003         40  1.062 - 1.065         43           -     1.70 - 2.10      0.09 - 5.14

  SVS Davis Venture Value Portfolio -
    Class B                                   2004      4,121  1.068 - 1.273      5,180        0.01     1.55 - 2.50      1.94 - 9.48
                                              2003        185  1.156 - 1.160        214           -     1.70 - 2.30     5.65 - 16.06

  SVS Dreman Financial Services
    Portfolio - Class B                       2004      1,228  1.058 - 1.243      1,500        0.23     1.55 - 2.65     7.55 - 13.60
                                              2003         67  1.129 - 1.130         75           -     1.95 - 2.10     4.34 - 11.45

  SVS Dreman High Return Equity
    Portfolio - Class B                       2004      4,520  1.113 - 1.304      5,841        0.28     1.55 - 2.65     3.20 - 14.51
                                              2003        182  1.159 - 1.164        212           -     1.70 - 2.50     5.63 - 19.06

  SVS Dreman Small Cap Value Portfolio
    - Class B                                 2004      2,539  1.165 - 1.542      3,800        0.17     1.55 - 2.65     2.35 - 23.90
                                              2003        201  1.244 - 1.246        250           -     1.70 - 2.10     9.60 - 20.66

  SVS Eagle Focused Large Cap Growth
    Portfolio - Class B                       2004      1,156  1.009 - 1.120      1,276           -     1.55 - 2.65   (0.63) - 10.64
                                              2003        104  1.117 - 1.120        116           -     1.70 - 2.10     5.07 - 11.69

  SVS Focus Value & Growth Portfolio
    - Class B                                 2004        458  1.104 - 1.267        569        0.15     1.55 - 2.45     8.16 - 13.81
                                              2003         41  1.157 - 1.159         47           -     1.70 - 2.10      5.57 - 6.23
  Scudder Government & Agency
    Securities Portfolio - Class B            2004      1,224  0.998 - 1.015      1,234        0.84     1.55 - 2.65    (0.20) - 2.54
                                              2003        182          0.995        181           -     1.95 - 2.10    (0.30) - 2.05

  Scudder Large Cap Value
    Portfolio - Class B                       2004      1,853  1.078 - 1.258      2,291        0.23     1.55 - 2.65      1.55 - 9.81
                                              2003        122  1.159 - 1.164        142           -     1.70 - 2.50     8.22 - 15.26

  SVS Index 500 Portfolio - Class B           2004      2,970  1.085 - 1.229      3,624        0.24     1.55 - 2.45      3.02 - 8.94
                                              2003        229  1.130 - 1.134        259           -     1.70 - 2.30     5.49 - 13.57

  SVS INVESCO Dynamic Growth Portfolio
    - Class B                                 2004        101  1.102 - 1.293        130           -     1.55 - 2.45     5.04 - 13.00
                                              2003        118  1.173 - 1.177        138           -     1.70 - 2.30     6.13 - 13.77

  SVS Janus Growth And Income Portfolio
    - Class B                                 2004      1,146  1.099 - 1.227      1,383           -     1.55 - 2.65     4.35 - 13.58
                                              2003        204  1.116 - 1.121        229           -     1.70 - 2.50     6.08 - 11.23

  SVS Janus Growth Opportunities
    Portfolio - Class B                       2004        253  1.215 - 1.229        310           -     1.55 - 2.30     7.62 - 12.37
                                              2003          6          1.109          7           -            2.10             6.53

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  SVS MFS Strategic Value Portfolio -
    Class B                                   2004      1,576  1.140 - 1.300      2,027        0.02     1.55 - 2.50     2.71 - 15.39
                                              2003         88  1.119 - 1.124         99           -     1.70 - 2.50     0.27 - 11.20

  SVS Oak Strategic Equity Portfolio -
    Class B                                   2004        815  1.015 - 1.188        955           -     1.55 - 2.50    (1.43) - 4.46
                                              2003        118  1.191 - 1.194        141           -     1.95 - 2.30     0.00 - 14.63

  SVS Turner Mid Cap Growth Portfolio -
    Class B                                   2004      1,107  1.097 - 1.324      1,451           -     1.55 - 2.50     6.10 - 12.71
                                              2003         92  1.210 - 1.213        111           -     1.95 - 2.30     2.36 - 16.01
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                            2004      2,772  1.014 - 1.093      3,008        0.59     1.55 - 2.65     1.70 - 10.58
                                              2003        281  1.059 - 1.065        298           -     1.55 - 2.50      2.72 - 8.04

  Alger American Leveraged AllCap
    Portfolio - Class S Shares                2004        505  1.067 - 1.194        596           -     1.55 - 2.45      2.25 - 6.13
                                              2003         82  1.120 - 1.123         92           -     1.70 - 2.10    (0.09) - 1.73
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004      1,846  1.125 - 1.194      2,190        4.78     1.55 - 2.50      3.40 - 5.16
                                              2003        242  1.134 - 1.141        275        3.63     1.55 - 2.50      3.65 - 6.34

  Disciplined Mid Cap Stock Portfolio         2004      1,829  1.121 - 1.490      2,704        0.56     1.55 - 2.50     6.01 - 14.62
                                              2003         82  1.295 - 1.300        106        0.53     1.55 - 2.10     2.05 - 10.36

  Equity Income Portfolio                     2004      3,428  1.102 - 1.336      4,537        3.03     1.55 - 2.50     3.95 - 12.82
                                              2003        114  1.232 - 1.235        141        1.64     1.55 - 1.95      7.60 - 8.33

  Federated High Yield Portfolio              2004      2,440  1.078 - 1.205      2,915       15.57     1.55 - 2.50      1.03 - 9.21
                                              2003        314  1.103 - 1.109        347       19.03     1.55 - 2.30      2.41 - 6.45

  Federated Stock Portfolio                   2004        350  1.079 - 1.362        469        3.12     1.55 - 2.50   (0.07) - 10.84
                                              2003         32  1.243 - 1.247         40        1.41     2.10 - 2.50    11.98 - 12.14

  Large Cap Portfolio                         2004      1,051  1.048 - 1.247      1,275        2.34     1.55 - 2.40     1.81 - 10.67
                                              2003          9          1.183         10        0.37            2.30             3.95

  Lazard International Stock Portfolio        2004      1,109  1.145 - 1.443      1,577        5.07     1.55 - 2.50     2.05 - 17.26
                                              2003         54  1.260 - 1.263         68        3.35     1.95 - 2.30     7.69 - 15.98

  Merrill Lynch Large Cap Core Portfolio      2004      1,024  1.230 - 1.325      1,346        2.68     1.55 - 2.50     0.00 - 16.02
                                              2003         32  1.156 - 1.161         37        1.43     1.55 - 2.30      3.03 - 9.35

  MFS Emerging Growth Portfolio               2004        909  1.081 - 1.328      1,189           -     1.55 - 2.50     1.67 - 14.77
                                              2003         42  1.194 - 1.197         50           -     1.55 - 1.95      2.84 - 4.63

  MFS Mid Cap Growth Portfolio                2004      1,205  1.075 - 1.440      1,679           -     1.55 - 2.30    11.44 - 17.87
                                              2003        116  1.276 - 1.282        149           -     1.55 - 2.30     0.31 - 15.37

  MFS Value Portfolio                         2004      1,347  1.104 - 1.128      1,495        3.54     1.55 - 2.50     3.06 - 15.09

  Pioneer Fund Portfolio                      2004        288  1.283 - 1.304        374        2.82     1.55 - 2.50     0.63 - 10.27
                                              2003         11  1.188 - 1.192         13        2.81     1.55 - 1.95     0.08 - 11.96

                                                                                                          EXPENSE          TOTAL
                                             YEAR               UNIT VALUE        NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS       INCOME      LOWEST TO       LOWEST TO
                                            DEC 31     (000S)   HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------     ------  -------------    -------  -------------  -----------   --------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Social Awareness Stock Portfolio            2004        267  1.039 - 1.077        278        1.43     1.55 - 2.50     0.00 - 12.42

  Travelers Quality Bond Portfolio            2004      4,638  1.000 - 1.033      4,758       11.05     1.55 - 2.60      0.19 - 1.77
                                              2003        301  1.009 - 1.015        305        5.54     1.55 - 2.50    (1.07) - 3.05

  U.S. Government Securities Portfolio        2004      1,566  1.040 - 1.074      1,641       10.09     1.55 - 2.60    (0.10) - 4.39

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004        931  1.054 - 1.286      1,180        0.37     1.55 - 2.50     0.96 - 10.23
                                              2003         43  1.223 - 1.226         53           -     1.55 - 1.95      2.94 - 7.45

  MFS Total Return Portfolio                  2004     10,055  1.095 - 1.236     12,338        6.31     1.55 - 2.50      5.96 - 9.77
                                              2003        493  1.122 - 1.126        554        4.17     1.55 - 2.10      4.96 - 6.85

  Pioneer Strategic Income Portfolio          2004      2,089  1.079 - 1.106      2,263       21.68     1.55 - 2.50     1.98 - 11.34
  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2004      1,531  0.983 - 0.999      1,515        2.81     1.55 - 2.60  (0.91) - (0.10)
                                              2003         24  0.998 - 0.999         24        0.46     1.55 - 1.70      0.00 - 0.10

  Strategic Equity Portfolio                  2004        338  1.317 - 1.334        448        3.35     1.55 - 2.30     3.76 - 10.27
                                              2003         54  1.223 - 1.229         66           -     1.55 - 2.30      6.34 - 7.28
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004      3,433  1.133 - 1.458      4,944        0.31     1.55 - 2.50     3.91 - 15.62
                                              2003        229  1.255 - 1.261        288           -     1.55 - 2.30     6.90 - 14.05

  Enterprise Portfolio - Class II Shares      2004        126  1.203 - 1.214        152        0.04     1.55 - 2.10      1.77 - 5.80
                                              2003         21  1.185 - 1.188         25           -     1.55 - 1.95      2.78 - 5.79
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service           2004      4,082  1.107 - 1.406      5,658        0.03     1.55 - 2.50     5.13 - 16.00
    Class 2                                   2003         98  1.234 - 1.240        121           -     1.55 - 2.30     0.24 - 16.70

VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2004        387  1.042 - 1.182        454           -     1.55 - 2.50   (0.85) - 16.29
                                              2003        115  1.181 - 1.185        136           -     1.55 - 2.10      3.32 - 7.36

  Mid Cap Portfolio - Service Class 2         2004      4,744  1.227 - 1.732      8,105           -     1.55 - 2.50    14.03 - 25.97
                                              2003        135  1.402 - 1.411        190           -     1.55 - 2.50     5.22 - 12.57

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from th(e) underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003

                                               CAPITAL APPRECIATION             HIGH YIELD BOND                MANAGED ASSETS
                                                       FUND                          TRUST                          TRUST
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...          6,582             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options      1,173,694          6,582       1,490,424            --       1,215,061             --
Accumulation units redeemed and
  transferred to other funding options .         (8,521)            --         (29,027)           --          (2,483)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,171,755          6,582       1,461,397            --       1,212,578             --
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                AIM V.I. CAPITAL               AIM V.I. MID CAP
                                                  MONEY MARKET                APPRECIATION FUND -            CORE EQUITY FUND -
                                                    PORTFOLIO                       SERIES II                     SERIES II
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        622,533             --          76,089            --         203,511             --
Accumulation units purchased and
  transferred from other funding options     20,057,944        718,867       2,389,788        83,626         945,730        203,513
Accumulation units redeemed and
  transferred to other funding options .    (11,043,367)       (96,334)        (86,043)       (7,537)        (78,557)            (2)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      9,637,110        622,533       2,379,834        76,089       1,070,684        203,511
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                              ALLIANCEBERNSTEIN
                                                AIM V.I. UTILITIES              PREMIER GROWTH              GLOBAL GROWTH FUND -
                                                       FUND                   PORTFOLIO - CLASS B              CLASS 2 SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         66,738             --         153,761            --         125,948             --
Accumulation units purchased and
  transferred from other funding options        466,765         67,096       1,229,552       153,761       4,093,327        126,153
Accumulation units redeemed and
  transferred to other funding options .         (8,581)          (358)        (91,138)           --         (74,005)          (205)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        524,922         66,738       1,292,175       153,761       4,145,270        125,948
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                               CREDIT SUISSE
                                                   GROWTH FUND -             GROWTH-INCOME FUND -          TRUST EMERGING MARKETS
                                                  CLASS 2 SHARES                CLASS 2 SHARES                    PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        378,903             --         296,300            --          60,895             --
Accumulation units purchased and
  transferred from other funding options     13,733,954        379,722      12,071,744       298,135         579,469         61,028
Accumulation units redeemed and
  transferred to other funding options .       (330,765)          (819)       (216,731)       (1,835)        (25,985)          (133)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........     13,782,092        378,903      12,151,313       296,300         614,379         60,895
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                 CREDIT SUISSE
                                            TRUST GLOBAL POST-VENTURE          DELAWARE VIP REIT           DREYFUS MIDCAP STOCK
                                                CAPITAL PORTFOLIO           SERIES-- STANDARD CLASS      PORTFOLIO - SERVICE SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         10,694             --         132,894            --         224,081             --
Accumulation units purchased and
  transferred from other funding options        406,054         10,758       3,565,787       132,947       2,315,483        224,447
Accumulation units redeemed and
  transferred to other funding options .       (121,836)           (64)        (60,885)          (53)       (163,604)          (366)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        294,912         10,694       3,637,796       132,894       2,375,960        224,081
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     DREYFUS
                                              SOCIALLY RESPONSIBLE                DREYFUS VIF                   DREYFUS VIF
                                               GROWTH FUND, INC.-           APPRECIATION PORTFOLIO -         DEVELOPING LEADERS
                                                 SERVICE SHARES                  INITIAL SHARES          PORTFOLIO - INITIAL SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         64,305             --         123,018            --          97,748             --
Accumulation units purchased and
  transferred from other funding options         61,034         64,305         761,122       123,019       2,833,416         97,766
Accumulation units redeemed and
  transferred to other funding options .        (59,633)            --         (10,410)           (1)        (63,871)           (18)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........         65,706         64,305         873,730       123,018       2,867,293         97,748
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                 FRANKLIN RISING
                                              DIVIDENDS SECURITIES            FRANKLIN SMALL CAP          MUTUAL SHARES SECURITIES
                                              FUND - CLASS 2 SHARES          FUND - CLASS 2 SHARES          FUND - CLASS 2 SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         67,617             --         121,234            --         110,577             --
Accumulation units purchased and
  transferred from other funding options      4,642,561         67,617       1,655,347       122,400       1,606,929        111,216
Accumulation units redeemed and
  transferred to other funding options .       (149,202)            --         (13,312)       (1,166)        (14,063)          (639)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      4,560,976         67,617       1,763,269       121,234       1,703,443        110,577
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                              TEMPLETON DEVELOPING             TEMPLETON FOREIGN              TEMPLETON GROWTH
                                            MARKETS SECURITIES FUND -          SECURITIES FUND -              SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         11,635             --         194,907            --         117,813             --
Accumulation units purchased and
  transferred from other funding options      1,743,716         11,635       3,285,371       194,907       3,076,818        117,928
Accumulation units redeemed and
  transferred to other funding options .        (13,062)            --         (90,109)           --         (42,743)          (115)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,742,289         11,635       3,390,169       194,907       3,151,888        117,813
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                                               SALOMON BROTHERS
                                                                                  VARIABLE                    SALOMON BROTHERS
                                             EQUITY INDEX PORTFOLIO -         AGGRESSIVE GROWTH          VARIABLE AGGRESSIVE GROWTH
                                                 CLASS II SHARES            FUND - CLASS I SHARES          FUND - CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        239,466             --         122,019            --         146,454             --
Accumulation units purchased and
  transferred from other funding options      5,145,859        239,482       2,245,735       122,020       2,394,035        147,702
Accumulation units redeemed and
  transferred to other funding options .       (202,142)           (16)       (158,307)           (1)       (105,098)        (1,248)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      5,183,183        239,466       2,209,447       122,019       2,435,391        146,454
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                SALOMON BROTHERS
                                             VARIABLE GROWTH & INCOME         BALANCED PORTFOLIO -          GLOBAL LIFE SCIENCES
                                              FUND - CLASS I SHARES              SERVICE SHARES          PORTFOLIO - SERVICE SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         56,907             --          48,380            --          14,757             --
Accumulation units purchased and
  transferred from other funding options        827,045         56,907         219,488        48,382         144,376         14,757
Accumulation units redeemed and
  transferred to other funding options .         (5,503)            --            (287)           (2)         (1,741)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        878,449         56,907         267,581        48,380         157,392         14,757
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                               WORLDWIDE GROWTH
                                                GLOBAL TECHNOLOGY                 PORTFOLIO -                LAZARD RETIREMENT
                                            PORTFOLIO - SERVICE SHARES           SERVICE SHARES             SMALL CAP PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...          8,927             --          30,286            --          58,301             --
Accumulation units purchased and
  transferred from other funding options        276,272          8,927          76,275        30,286       1,429,245         58,301
Accumulation units redeemed and
  transferred to other funding options .         (5,740)            --            (695)           --         (38,108)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        279,459          8,927         105,866        30,286       1,449,438         58,301
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                               MERRILL LYNCH
                                                 GROWTH AND INCOME               MID-CAP VALUE             GLOBAL ALLOCATION V.I.
                                                    PORTFOLIO                      PORTFOLIO                  FUND - CLASS III
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        169,182             --         108,162            --              --             --
Accumulation units purchased and
  transferred from other funding options      3,066,981        169,465       3,039,846       108,167       1,109,255             --
Accumulation units redeemed and
  transferred to other funding options .        (56,006)          (283)        (58,952)           (5)           (351)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,180,157        169,182       3,089,056       108,162       1,108,904             --
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                 MERRILL LYNCH                   OPPENHEIMER                    OPPENHEIMER
                                             VALUE OPPORTUNITIES V.I.        CAPITAL APPRECIATION             GLOBAL SECURITIES
                                                FUND - CLASS III           FUND/VA - SERVICE SHARES       FUND/VA - SERVICE SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --         151,189            --         127,212             --
Accumulation units purchased and
  transferred from other funding options      1,497,593             --       1,874,487       151,189       2,352,858        129,470
Accumulation units redeemed and
  transferred to other funding options .        (35,606)            --         (10,692)           --         (62,450)        (2,258)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,461,987             --       2,014,984       151,189       2,417,620        127,212
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                   OPPENHEIMER
                                               MAIN STREET FUND/VA -        REAL RETURN PORTFOLIO -        TOTAL RETURN PORTFOLIO -
                                                  SERVICE SHARES              ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --         331,369            --         649,327             --
Accumulation units purchased and
  transferred from other funding options      1,464,400             --       4,001,455       345,254       8,073,076        650,309
Accumulation units redeemed and
  transferred to other funding options .         (4,499)            --        (144,446)      (13,885)       (170,510)          (982)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,459,901             --       4,188,378       331,369       8,551,893        649,327
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                 PIONEER AMERICA                PIONEER BALANCED          PIONEER EMERGING MARKETS
                                             INCOME VCT PORTFOLIO -              VCT PORTFOLIO -               VCT PORTFOLIO -
                                                 CLASS II SHARES                 CLASS II SHARES               CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         94,629             --          97,262            --          54,714             --
Accumulation units purchased and
  transferred from other funding options      3,889,897         94,629       2,365,425        97,262       1,537,840         59,367
Accumulation units redeemed and
  transferred to other funding options .       (272,412)            --        (148,918)           --         (36,011)        (4,653)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,712,114         94,629       2,313,769        97,262       1,556,543         54,714
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                              PIONEER EQUITY INCOME             PIONEER EUROPE                  PIONEER FUND
                                                 VCT PORTFOLIO -                VCT PORTFOLIO -                VCT PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        100,767             --          19,083            --         336,175             --
Accumulation units purchased and
  transferred from other funding options      2,990,996        100,767         203,463        19,083       3,348,056        344,587
Accumulation units redeemed and
  transferred to other funding options .        (70,331)            --          (2,334)           --        (187,189)        (8,412)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,021,432        100,767         220,212        19,083       3,497,042        336,175
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                                                                                   PIONEER
                                              PIONEER GROWTH SHARES           PIONEER HIGH YIELD             INTERNATIONAL VALUE
                                                VCT PORTFOLIO -                VCT PORTFOLIO -                VCT PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         76,632             --         332,212            --          16,169             --
Accumulation units purchased and
  transferred from other funding options        755,869         76,632       6,769,274       341,706         507,661         16,169
Accumulation units redeemed and
  transferred to other funding options .        (33,017)            --        (789,358)       (9,494)        (19,864)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        799,484         76,632       6,312,128       332,212         503,966         16,169
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                               PIONEER OAK RIDGE                 PIONEER PAPP
                                              PIONEER MID CAP VALUE            LARGE CAP GROWTH              AMERICA-PACIFIC RIM
                                                VCT PORTFOLIO -                VCT PORTFOLIO -                   FUND VCT -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        205,298             --              --            --              --             --
Accumulation units purchased and
  transferred from other funding options      2,717,271        238,853       1,462,824            --         475,877             --
Accumulation units redeemed and
  transferred to other funding options .       (314,001)       (33,555)         (7,450)           --             (87)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      2,608,568        205,298       1,455,374            --         475,790             --
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                  PIONEER PAPP
                                             SMALL & MID CAP GROWTH          PIONEER REAL ESTATE          PIONEER SMALL CAP VALUE
                                                 VCT PORTFOLIO -            SHARES VCT PORTFOLIO -             VCT PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --          99,485            --         182,499             --
Accumulation units purchased and
  transferred from other funding options      1,044,757             --       1,847,415       100,989       1,300,244        184,086
Accumulation units redeemed and
  transferred to other funding options .       (251,226)            --         (71,659)       (1,504)        (27,756)        (1,587)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        793,531             --       1,875,241        99,485       1,454,987        182,499
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                              PIONEER SMALL COMPANY        PIONEER STRATEGIC INCOME            PIONEER VALUE
                                                 VCT PORTFOLIO -                VCT PORTFOLIO -                VCT PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         16,012             --         552,417            --          76,161             --
Accumulation units purchased and
  transferred from other funding options        242,472         17,228       7,248,404       563,274       2,498,123         76,161
Accumulation units redeemed and
  transferred to other funding options .        (29,004)        (1,216)       (787,905)      (10,857)        (14,815)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        229,480         16,012       7,012,916       552,417       2,559,469         76,161
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                    PUTNAM VT                      PUTNAM VT
                                              INTERNATIONAL EQUITY              SMALL CAP VALUE
                                             FUND - CLASS IB SHARES         FUND - CLASS IB SHARES         ALL CAP FUND - CLASS I
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         73,272             --         118,549            --         186,123             --
Accumulation units purchased and
  transferred from other funding options        270,696         73,499       3,459,387       118,654       1,785,381        186,126
Accumulation units redeemed and
  transferred to other funding options .        (17,037)          (227)        (56,161)         (105)        (46,288)            (3)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        326,931         73,272       3,521,775       118,549       1,925,216        186,123
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                               LARGE CAP GROWTH               SMALL CAP GROWTH
                                             INVESTORS FUND - CLASS I           FUND - CLASS I                 FUND - CLASS I
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         54,887             --         106,423            --         191,816             --
Accumulation units purchased and
  transferred from other funding options      1,218,182         54,921       1,294,801       107,006       1,452,461        192,354
Accumulation units redeemed and
  transferred to other funding options .          3,701            (34)        (42,614)         (583)        (45,334)          (538)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,276,770         54,887       1,358,610       106,423       1,598,943        191,816
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                             SCUDDER REAL ESTATE                21ST CENTURY
                                                  TOTAL RETURN              SECURITIES PORTFOLIO -           GROWTH PORTFOLIO -
                                                 FUND - CLASS II                    CLASS B                        CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         80,253             --         216,587            --          54,586             --
Accumulation units purchased and
  transferred from other funding options      1,089,545         80,255       2,031,778       216,813         287,877         54,641
Accumulation units redeemed and
  transferred to other funding options .        (45,294)            (2)       (162,873)         (226)        (52,008)           (55)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,124,504         80,253       2,085,492       216,587         290,455         54,586
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                  CAPITAL GROWTH                GLOBAL DISCOVERY              GROWTH AND INCOME
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         66,315             --          62,830            --         102,343             --
Accumulation units purchased and
  transferred from other funding options        728,558         66,315         947,165        63,908       2,570,046        102,344
Accumulation units redeemed and
  transferred to other funding options .         (3,272)            --        (183,747)       (1,078)       (134,904)            (1)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        791,601         66,315         826,248        62,830       2,537,485        102,343
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                                                                                  SCUDDER
                                                 HEALTH SCIENCES                INTERNATIONAL                AGGRESSIVE GROWTH
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        100,809             --          52,682            --          16,621             --
Accumulation units purchased and
  transferred from other funding options      1,187,404        102,443       1,343,272        52,743         397,918         16,621
Accumulation units redeemed and
  transferred to other funding options .        (48,834)        (1,634)        (64,415)          (61)         (1,812)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,239,379        100,809       1,331,539        52,682         412,727         16,621
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                   SCUDDER
                                                     SCUDDER                 CONSERVATIVE INCOME                  SCUDDER
                                              BLUE CHIP PORTFOLIO -           STRATEGY PORTFOLIO -              FIXED INCOME
                                                     CLASS B                        CLASS B                  PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        113,219             --              --            --         188,695             --
Accumulation units purchased and
  transferred from other funding options      2,315,154        113,219         887,937            --       5,191,587        189,486
Accumulation units redeemed and
  transferred to other funding options .       (112,490)            --          (9,790)           --        (265,125)          (791)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      2,315,883        113,219         878,147            --       5,115,157        188,695
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SCUDDER                       SCUDDER                        SCUDDER
                                                GLOBAL BLUE CHIP            GROWTH & INCOME STRATEGY          GROWTH PORTFOLIO -
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B                  CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        108,631             --              --            --          65,208             --
Accumulation units purchased and
  transferred from other funding options      1,088,669        108,631       4,091,563            --       1,102,488         65,208
Accumulation units redeemed and
  transferred to other funding options .        (21,161)            --          (3,588)           --         (28,960)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,176,139        108,631       4,087,975            --       1,138,736         65,208
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                                  SCUDDER
                                                     SCUDDER                       SCUDDER                    INCOME & GROWTH
                                                GROWTH STRATEGY            HIGH INCOME PORTFOLIO -          STRATEGY PORTFOLIO -
                                               PORTFOLIO - CLASS B                  CLASS B                        CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --         185,631            --              --             --
Accumulation units purchased and
  transferred from other funding options      4,470,323             --       2,707,426       186,757       2,308,795             --
Accumulation units redeemed and
  transferred to other funding options .        (41,209)            --        (150,698)       (1,126)        (10,657)            --
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      4,429,114             --       2,742,359       185,631       2,298,138             --
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                     SCUDDER                       SCUDDER                        SCUDDER
                                              INTERNATIONAL SELECT            MERCURY LARGE CAP                MONEY MARKET
                                            EQUITY PORTFOLIO - CLASS B     CORE PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         67,670             --              --            --         290,270             --
Accumulation units purchased and
  transferred from other funding options      1,615,935         67,736          55,600            --       7,161,317        436,207
Accumulation units redeemed and
  transferred to other funding options .       (103,146)           (66)             --            --      (5,090,226)      (145,937)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,580,459         67,670          55,600            --       2,361,361        290,270
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SCUDDER                       SCUDDER                        SCUDDER
                                                SMALL CAP GROWTH               STRATEGIC INCOME               TECHNOLOGY GROWTH
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         86,978             --         267,848            --         114,233             --
Accumulation units purchased and
  transferred from other funding options        924,048         86,978       2,282,164       267,914         850,002        114,360
Accumulation units redeemed and
  transferred to other funding options .        (40,684)            --         (58,140)          (66)       (146,127)          (127)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        970,342         86,978       2,491,872       267,848         818,108        114,233
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SCUDDER                       SCUDDER                       SVS DAVIS
                                             TEMPLETON FOREIGN VALUE             TOTAL RETURN                   VENTURE VALUE
                                                PORTFOLIO - CLASS B           PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --          40,184            --         184,590             --
Accumulation units purchased and
  transferred from other funding options         98,558             --       2,503,336        40,184       4,014,283        185,731
Accumulation units redeemed and
  transferred to other funding options .             --             --        (170,001)           --         (78,135)        (1,141)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........         98,558             --       2,373,519        40,184       4,120,738        184,590
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                   SVS DREMAN                     SVS DREMAN                     SVS DREMAN
                                               FINANCIAL SERVICES             HIGH RETURN EQUITY               SMALL CAP VALUE
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         66,611             --         182,473            --         200,824             --
Accumulation units purchased and
  transferred from other funding options      1,174,184         66,669       4,516,450       183,725       2,479,808        201,202
Accumulation units redeemed and
  transferred to other funding options .        (12,683)           (58)       (179,316)       (1,252)       (141,708)          (378)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,228,112         66,611       4,519,607       182,473       2,538,924        200,824
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                    SVS EAGLE                                                      SCUDDER
                                                FOCUSED LARGE CAP                  SVS FOCUS                 GOVERNMENT & AGENCY
                                                GROWTH PORTFOLIO -              VALUE & GROWTH              SECURITIES PORTFOLIO -
                                                     CLASS B                  PORTFOLIO - CLASS B                  CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        104,044             --          40,548            --         181,873             --
Accumulation units purchased and
  transferred from other funding options      1,103,867        104,310         419,577        40,609       1,179,780        193,250
Accumulation units redeemed and
  transferred to other funding options .        (51,514)          (266)         (2,129)          (61)       (137,786)       (11,377)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,156,397        104,044         457,996        40,548       1,223,867        181,873
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SCUDDER                                                    SVS INVESCO
                                                LARGE CAP VALUE                 SVS INDEX 500                 DYNAMIC GROWTH
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        122,380             --         228,971            --         117,558             --
Accumulation units purchased and
  transferred from other funding options      1,874,376        123,494       2,833,049       230,186          71,931        118,059
Accumulation units redeemed and
  transferred to other funding options .       (143,312)        (1,114)        (91,858)       (1,215)        (88,055)          (501)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,853,444        122,380       2,970,162       228,971         101,434        117,558
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SVS JANUS                     SVS JANUS                       SVS MFS
                                                GROWTH AND INCOME            GROWTH OPPORTUNITIES              STRATEGIC VALUE
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        204,246             --           5,973            --          88,240             --
Accumulation units purchased and
  transferred from other funding options      1,192,873        204,382         256,676         5,973       1,765,890         88,240
Accumulation units redeemed and
  transferred to other funding options .       (251,115)          (136)         (9,352)           --        (278,523)            --
                                             -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,146,004        204,246         253,297         5,973       1,575,607         88,240
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                     SVS OAK                      SVS TURNER                   ALGER AMERICAN
                                                STRATEGIC EQUITY               MID CAP GROWTH              BALANCED PORTFOLIO -
                                               PORTFOLIO - CLASS B            PORTFOLIO - CLASS B              CLASS S SHARES
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        117,991             --          91,994            --         280,943             --
Accumulation units purchased and
  transferred from other funding options        730,186        120,301       1,063,278        93,802       2,657,964        281,065
Accumulation units redeemed and
  transferred to other funding options .        (33,327)        (2,310)        (47,982)       (1,808)       (166,691)          (122)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        814,850        117,991       1,107,290        91,994       2,772,216        280,943
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                  ALGER AMERICAN
                                                 LEVERAGED ALLCAP            CONVERTIBLE SECURITIES          DISCIPLINED MID CAP
                                            PORTFOLIO - CLASS S SHARES             PORTFOLIO                   STOCK PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         82,475             --         241,933            --          81,831             --
Accumulation units purchased and
  transferred from other funding options        539,669         82,564       1,636,088       241,933       1,754,248         81,831
Accumulation units redeemed and
  transferred to other funding options .       (117,220)           (89)        (31,822)           --          (6,967)            --
                                             -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        504,924         82,475       1,846,199       241,933       1,829,112         81,831
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                             FEDERATED HIGH YIELD
                                             EQUITY INCOME PORTFOLIO              PORTFOLIO              FEDERATED STOCK PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        114,332             --         313,685            --          32,112             --
Accumulation units purchased and
  transferred from other funding options      3,353,037        115,871       2,170,892       313,965         374,211         32,112
Accumulation units redeemed and
  transferred to other funding options .        (39,143)        (1,539)        (44,389)         (280)        (55,995)            --
                                             -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,428,226        114,332       2,440,188       313,685         350,328         32,112
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                               MERRILL LYNCH
                                                                             LAZARD INTERNATIONAL             LARGE CAP CORE
                                               LARGE CAP PORTFOLIO             STOCK PORTFOLIO                   PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...          8,694             --          53,581            --          32,021             --
Accumulation units purchased and
  transferred from other funding options      1,047,146          8,694       1,072,141        54,032         997,621         32,093
Accumulation units redeemed and
  transferred to other funding options .         (5,240)            --         (17,141)         (451)         (6,016)           (72)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,050,600          8,694       1,108,581        53,581       1,023,626         32,021
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                  MFS EMERGING                   MFS MID CAP
                                                GROWTH PORTFOLIO              GROWTH PORTFOLIO              MFS VALUE PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         42,083             --         116,174            --              --             --
Accumulation units purchased and
  transferred from other funding options        898,744         42,083       1,111,236       116,756       1,347,963             --
Accumulation units redeemed and
  transferred to other funding options .        (31,542)            --         (22,242)         (582)         (1,343)            --
                                             -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        909,285         42,083       1,205,168       116,174       1,346,620             --
                                             ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                                               SOCIAL AWARENESS              TRAVELERS QUALITY
                                             PIONEER FUND PORTFOLIO            STOCK PORTFOLIO                BOND PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...         10,664             --              --            --         301,488             --
Accumulation units purchased and
  transferred from other funding options        280,369         10,666         266,571            --       4,485,162        684,297
Accumulation units redeemed and
  transferred to other funding options .         (2,675)            (2)            (67)           --        (148,383)      (382,809)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        288,358         10,664         266,504            --       4,638,267        301,488
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                 U.S. GOVERNMENT                 AIM CAPITAL                  MFS TOTAL RETURN
                                              SECURITIES PORTFOLIO         APPRECIATION PORTFOLIO                PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --          43,021            --         492,920             --
Accumulation units purchased and
  transferred from other funding options      1,577,764             --         896,464        43,641       9,820,049        522,537
Accumulation units redeemed and
  transferred to other funding options .        (11,353)            --          (8,548)         (620)       (258,153)       (29,617)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      1,566,411             --         930,937        43,021      10,054,816        492,920
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                              SB ADJUSTABLE RATE
                                            PIONEER STRATEGIC INCOME          INCOME PORTFOLIO -
                                                     PORTFOLIO                  CLASS I SHARES           STRATEGIC EQUITY PORTFOLIO
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...             --             --          24,370            --          53,886             --
Accumulation units purchased and
  transferred from other funding options      2,114,129             --       2,564,589        24,462         364,886         54,657
Accumulation units redeemed and
  transferred to other funding options .        (24,763)            --      (1,057,980)          (92)        (80,772)          (771)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      2,089,366             --       1,530,979        24,370         338,000         53,886
                                            ===========    ===========     ===========   ===========     ===========    ===========

                                                                                                                CONTRAFUND(R)
                                              COMSTOCK PORTFOLIO -          ENTERPRISE PORTFOLIO -               PORTFOLIO -
                                                 CLASS II SHARES                CLASS II SHARES                SERVICE CLASS 2
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        229,415             --          20,751            --          98,001             --
Accumulation units purchased and
  transferred from other funding options      3,262,101        229,834         106,481        20,935       4,028,994         98,003
Accumulation units redeemed and
  transferred to other funding options .        (58,988)          (419)         (1,651)         (184)        (45,422)            (2)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........      3,432,528        229,415         125,581        20,751       4,081,573         98,001
                                            ===========    ===========     ===========   ===========     ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMEBER 31, 2004 AND THE PERIOD JUNE 9, 2003
(DATE OPERATIONS COMMENCED) TO DECEMEBER 31, 2003 (CONTINUED)

                                                 DYNAMIC CAPITAL
                                             APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2               SERVICE CLASS 2                    COMBINED
                                            --------------------------     -------------------------     --------------------------
                                                2004           2003            2004          2003            2004           2003
                                                ----           ----            ----          ----            ----           ----
Accumulation units beginning of year ...        115,414             --         134,700            --      15,664,709             --
Accumulation units purchased and
  transferred from other funding options        272,609        115,414       4,715,642       135,353     303,957,590     16,456,893
Accumulation units redeemed and
  transferred to other funding options .         (1,110)            --        (106,808)         (653)    (27,974,516)      (792,184)
                                            -----------    -----------     -----------   -----------     -----------    -----------
Accumulation units end of year .........        386,913        115,414       4,743,534       134,700     291,647,783     15,664,709
                                            ===========    ===========     ===========   ===========     ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of TIC Separate Account Eleven for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of TIC Separate Account Eleven for Variable Annuities as of December 31, 2004 and the related statement of operations, the statement of changes in net assets and financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TIC Separate Account Eleven for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets and the financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Eleven for Variable Annuities or shares of Separate Account Eleven's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Eleven for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP11 (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

18. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

METLIFE, INC. TRANSACTION

On July 1, 2005, Citigroup completed the sale of TIC, including TLAC and certain other domestic and international insurance businesses to MetLife pursuant to the Agreement for $11.8 billion. In the normal course of accounting for the business combinations, purchase accounting (PGAAP) adjustments will be made to the assets and liabilities of the Company during the third quarter of 2005 and the Company's accounting policies will be conformed to MetLife's accounting policies. The PGAAP adjustments will mark to market the assets and liabilities of the Company as of the closing date of the sale. At this time the Company cannot predict the effect these adjustments may have on the financial statements of the Company, although such adjustments may be material.

Consistent with MetLife's business plan filed with the State of Connecticut Insurance Department, the Company will generally phase out the products that it currently issues by the end of 2006. This phase out of products will likely result in fewer assets and liabilities reported by the Company.

Prior to the sale, certain restructuring transactions were required pursuant to the Agreement. The following transfers to CIHC occurred on June 30, 2005:

1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

2. All TIC's shares of Citigroup Series YYY and YY preferred stock;

3. All TIC's shares of American Financial Life Insurance Company stock;

4. All TIC's shares of Primerica Life stock;

5. All TIC's obligations in the amount of $105 million and the related deferred tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred tax asset, totaling $252 million; and

8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits.

The State of Connecticut Insurance Department approved the extraordinary dividend of all TIC's ownership interests and obligations as included in items 1 through 6, and 8 as set forth above. Restructuring transaction item number 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the State of Connecticut Insurance Department.

LITIGATION

A former registered representative of Tower Square Securities, Inc. (Tower Square), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the National Association of Securities Dealers (NASD) are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Department of Banking. One arbitration matter was commenced in June 2005 against Tower Square and the other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other matters will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

See Note 12 for further discussion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-19932S                                                          May 2005, last
                                                                  revised
                                                                  September 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:
       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended
       December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements
       Financial Statement Schedules

(b)    EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

      4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)

      4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778 filed April 17, 2003.)

      6.(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

      6.(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009).

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

       10.        Consent of Independent Registered Public Accounting Firm.
                  Filed herewith.

       11.        Not Applicable.

       12.        Not Applicable.

       13.        Not applicable.

       15.        Powers of Attorney authorizing Michele H. Abate, Thomas S.
                  Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File 333-100434 filed September 16, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH INSURANCE COMPANY
----------------                ----------------------

C. Robert Henrikson             Director, Chairman, President and
                                Chief Executive Officer

Steve A. Kendarian              Director, Senior Executive Vice President,
                                Chief Financial Officer, Chief Accounting
                                Officer

James L. Lipscomb               Executive Vice President and General Counsel

Gwenn L. Carr                   Senior Vice President and Secretary

Michael K. Farrell              Senior Vice President

Joseph J. Prochaska             Senior Vice President and
                                Chief Accounting Officer

Stanley J. Talbi                Senior Vice President and
                                Chief Financial Officer

Anthony J. Williamson           Senior Vice President and Treasurer

Steven J. Brash                 Vice President

Daniel D. Jordan                Vice President and Assistant Secretary

Jonathan L. Rosenthal           Chief Hedging Officer

Leland C. Launer, Jr.           Director

Lisa M. Weber                   Director

Gregory M. Harrison             Assistant Treasurer

James W. Koeger                 Assistant Treasurer

Patricia M. Wersching           Assistant Treasurer

Joseph A. Zdeb                  Assistant Treasurer


PRINCIPAL BUSINESS ADDRESS:

         Set forth above is a list of certain principal officers of The Travelers Insurance Company. The principal business address of each officer of The Travelers Insurance Company is One MetLife Plaza, 27-01 Queens Plaza North, Long Island, New York 11101.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

On July 1, 2005, MetLife, Inc. completed the acquisition of Citigroup's Travelers Life & Annuity businesses, including The Travelers Insurance Company and The Travelers Life and Annuity Company, and substantially all of Citigroup's international insurance businesses.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of July 31, 2005, 1,393 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable

Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)      NAME AND PRINCIPAL        POSITIONS AND OFFICES
         BUSINESS ADDRESS          WITH UNDERWRITER
         ----------------          ----------------

         Leslie Sutherland         President

         Steven J. Brash           Vice President

         Debora L. Buffington      Vice President, Director of Compliance

         Charles M. Deuth          Vice President, National Accounts

         Anthony J. Dufault        Vice President

         James R. Fitzpatrick      Vice President

         Elizabeth M. Forget       Vice President and
                                   Chief Marketing Officer

         Helayne F. Klier          Vice President

         Paul M. Kos               Vice President

         Paul A. LaPiana           Vice President, Life Insurance
                                   Distribution Division

         Richard C. Pearson        Vice President and Secretary

         John E. Petersen          Vice President

         Robert H. Petersen        Vice President and Chief Financial Officer

         Deron J. Richens          Vice President

         Paul A. Smith             Vice President

         Cathy Sturdivant          Vice President

         Paulina Vakouros          Vice President

         Edward C. Wilson          Vice President and Chief
                                   Distribution Officer

         James R. Allen            Assistant Vice President

         Robert H. Bruce           Assistant Vice President

         Jeffrey A. Tupper         Assistant Vice President

         Anthony J. Williamson     Treasurer

         Jonnie L. Crawford        Assistant Secretary

         Gregory M. Harrison       Assistant Treasurer

         James W. Koeger           Assistant Treasurer

         Michael K. Farrell        Manager

         William J. Toppeta        Manager

Set forth above is a list of certain principal officers of Travelers Distribution LLC. The principal business address of each officer of Travelers Distribution LLC is One MetLife Plaza, 27-01 Queens Plaza North, Long Island, New York 11101.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 19th day of September, 2005.


               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                           By: /s/ Daniel D. Jordan
                               -------------------------------------------------
                               Daniel D. Jordan, Vice President and Assistant Secretary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 19th day of September, 2005.


*C. ROBERT HENRIKSON                      Director, Chairman, President and
----------------------------------        Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                         Senior Vice President and Chief
----------------------------------        Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, Jr.                 Senior Vice President and Chief
----------------------------------        Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C, LAUNER, Jr.                    Director
----------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                            Director
----------------------------------
(Lisa M. Weber)



*By: /s/ Mary K. Johnson

Mary K. Johnson, Attorney in Fact

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                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION
-----------  -----------
   10.       Consent of KPMG LLP, Independent Registered Public Accounting Firm.